UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2026

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck AA-BB CLO ETF

Ticker: CLOB | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck AA-BB CLO ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck AA-BB CLO ETF	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$176,759,863
  Number of Portfolio Holdings69
  Portfolio Turnover Rate18%
  Management Fees Paid$373,479

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Collateralized Loan Obligations
98.4%
United States Treasuries
4.8%
Liabilities in excess of other assets
(3.2)%
-20
0
20
40
60
80
100
120

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(3.2)%
United States Treasuries		4.8%
Collateralized Loan Obligations		98.4%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Octagon 64 Ltd., 5.37%, 7/21/2037	5.7%
Rockford Tower CLO 2022-1 Ltd., 5.38%, 7/20/2035	4.0%
Dryden 95 CLO Ltd., 6.69%, 8/20/2034	4.0%
Rockford Tower CLO 2021-2 Ltd., 5.38%, 7/20/2034	3.7%
CQS US CLO 6 Ltd., 5.68%, 3/31/2039	3.4%
Neuberger Berman Loan Advisers CLO 54 Ltd., 9.87%, 4/23/2038	3.1%
Signal Peak CLO 4 Ltd., 5.32%, 10/26/2034	2.8%
KKR CLO 36 Ltd., 5.42%, 10/15/2034	2.8%
Sound Point CLO XXIX Ltd., 5.27%, 4/25/2034	2.8%
Neuberger Berman Loan Advisers CLO 42 Ltd., 5.08%, 7/16/2036	2.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Africa Index ETF

Ticker: AFK | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Africa Index ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Africa Index ETF	$31	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$99,708,438
  Number of Portfolio Holdings73
  Portfolio Turnover Rate32%
  Management Fees Paid$311,609

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Materials
35.9%
Financials
32.6%
Communication Services
11.0%
Energy
6.8%
Consumer Discretionary
6.6%
Industrials
3.2%
Consumer Staples
3.1%
Other Investments
0.8%
Liabilities in excess of other assets
0.0%*
0
10
20
30
40

Table Summary
Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.8%
Consumer Staples		3.1%
Industrials		3.2%
Consumer Discretionary		6.6%
Energy		6.8%
Communication Services		11.0%
Financials		32.6%
Materials		35.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Attijariwafa Bank SA	5.8%
Endeavour Mining PLC	4.4%
Anglogold Ashanti PLC	4.3%
Naspers Ltd.	4.0%
FirstRand Ltd.	3.6%
Ivanhoe Mines Ltd.	3.1%
Banque Centrale Populaire	3.1%
Safaricom PLC	3.0%
Gold Fields Ltd.	2.9%
Standard Bank Group Ltd.	2.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Agribusiness ETF

Ticker: MOO | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Agribusiness ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Agribusiness ETF	$27	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$943,894,248
  Number of Portfolio Holdings50
  Portfolio Turnover Rate9%
  Management Fees Paid$2,393,166

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Staples
33.6%
Materials
27.1%
Industrials
22.4%
Health Care
16.9%
Other assets less liabilities
0.0%*
0
5
10
15
20
25
30
35

Table Summary
Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Health Care		16.9%
Industrials		22.4%
Materials		27.1%
Consumer Staples		33.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Bayer AG	9.2%
Corteva, Inc.	8.9%
Deere & Co.	8.9%
Nutrien Ltd.	6.1%
Zoetis, Inc.	5.2%
Archer-Daniels-Midland Co.	5.1%
Kubota Corp.	4.7%
CF Industries Holdings, Inc.	4.4%
Tyson Foods, Inc.	4.3%
Bunge Global SA	3.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck BDC Income ETF

Ticker: BIZD | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck BDC Income ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck BDC Income ETF	$20	0.41%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$1,629,977,800
  Number of Portfolio Holdings36
  Portfolio Turnover Rate21%
  Management Fees Paid$3,049,905

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
64.1%
United States Treasuries
33.6%
Other assets less liabilities *
2.3%
0
10
20
30
40
50
60
70

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		2.3%
United States Treasuries		33.6%
Financials		64.1%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%

Top Ten Holdings Footnote Reference* (% of Total Net Assets)

Table Summary
Ares Capital Corp.	14.3%
Blue Owl Capital Corp.	5.9%
Blackstone Secured Lending Fund	5.4%
Main Street Capital Corp.	5.3%
Hercules Capital, Inc.	3.1%
Golub Capital BDC, Inc.	2.9%
FS KKR Capital Corp.	2.9%
Blue Owl Technology Finance Corp.	2.8%
Sixth Street Specialty Lending, Inc.	2.0%
Trinity Capital, Inc.	2.0%
Footnote	Description
Footnote*	Excludes short-term investments

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Brazil Small-Cap ETF

Ticker: BRF | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Brazil Small-Cap ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Brazil Small-Cap ETF	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$22,341,451
  Number of Portfolio Holdings91
  Portfolio Turnover Rate15%
  Management Fees Paid$3,966

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
29.7%
Materials
14.4%
Industrials
11.9%
Utilities
9.3%
Consumer Staples
8.3%
Health Care
6.5%
Financials
5.3%
Real Estate
5.2%
Energy
5.1%
Information Technology
4.2%
Other assets less liabilities
0.1%
0
5
10
15
20
25
30
35

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Information Technology		4.2%
Energy		5.1%
Real Estate		5.2%
Financials		5.3%
Health Care		6.5%
Consumer Staples		8.3%
Utilities		9.3%
Industrials		11.9%
Materials		14.4%
Consumer Discretionary		29.7%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Alupar Investimento SA	3.9%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3.3%
Cury Construtora e Incorporadora SA	3.2%
Brava Energia SA	3.1%
Cia De Saneamento do Parana Sanepar	3.0%
Fleury SA	2.6%
Direcional Engenharia SA	2.4%
Usinas Siderurgicas de Minas Gerais SA Usiminas	2.4%
Marcopolo SA	2.4%
Orizon Valorizacao de Residuos SA	2.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck China Bond ETF

Ticker: CBON | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck China Bond ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck China Bond ETF	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$23,741,700
  Number of Portfolio Holdings34
  Portfolio Turnover Rate33%
  Management Fees Paid$2,527

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
53.0%
Government
25.6%
Utilities
12.5%
Energy
7.2%
Other assets less liabilities
1.7%
0
10
20
30
40
50
60

Table Summary
Value	Value	Value
Other assets less liabilities		1.7%
Energy		7.2%
Utilities		12.5%
Government		25.6%
Financials		53.0%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
China Southern Power Grid Co. Ltd., 2.47%, 3/21/2029	6.4%
China Construction Bank Corp., 1.85%, 9/26/2028	6.2%
China Government Bond, 1.42%, 8/15/2028	5.8%
China Government Bond, 2.67%, 11/25/2033	4.7%
Export-Import Bank of China, 3.74%, 11/16/2030	4.1%
Agricultural Development Bank of China, 1.66%, 1/9/2035	4.1%
China Petrochemical Corp., 2.00%, 8/9/2029	3.9%
China Government Bond, 1.46%, 5/25/2028	3.7%
China Everbright Bank Co. Ltd., 2.72%, 9/25/2026	3.6%
Bank of Communications Co. Ltd., 2.70%, 9/26/2026	3.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck China Semiconductor ETF

Ticker: SMHC | The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck China Semiconductor ETF (the "Fund") for the period June 23, 2026 (inception of Fund) to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck China Semiconductor ETF	$1Footnote Reference(a)	0.65%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full period would be higher than the amount shown.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$221,692,486
  Number of Portfolio Holdings25
  Portfolio Turnover Rate-%
  Management Fees Paid$449

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
94.0%
Other assets less liabilities
6.0%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		6.0%
Information Technology		94.0%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Cambricon Technologies Corp. Ltd.	8.7%
Hygon Information Technology Co. Ltd.	7.4%
Eoptolink Technology, Inc. Ltd.	6.6%
GigaDevice Semiconductor, Inc.	6.3%
Advanced Micro-Fabrication Equipment, Inc.	6.0%
NAURA Technology Group Co. Ltd.	5.7%
Suzhou Dongshan Precision Manufacturing Co. Ltd.	4.6%
Montage Technology Co. Ltd.	4.5%
Biwin Storage Technology Co. Ltd.	4.3%
Yuanjie Semiconductor Technology Co. Ltd.	4.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck ChiNext Innovators ETF

Ticker: CNXT | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck ChiNext Innovators ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck ChiNext Innovators ETF	$39	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$143,807,309
  Number of Portfolio Holdings97
  Portfolio Turnover Rate47%
  Management Fees Paid$199,727

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
56.1%
Industrials
25.1%
Materials
6.5%
Financials
4.8%
Health Care
3.8%
Communication Services
1.5%
Consumer Staples
1.3%
Other Investments
0.7%
Other assets less liabilities
0.2%
0
10
20
30
40
50
60

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		0.7%
Consumer Staples		1.3%
Communication Services		1.5%
Health Care		3.8%
Financials		4.8%
Materials		6.5%
Industrials		25.1%
Information Technology		56.1%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Zhongji Innolight Co. Ltd.	14.8%
Contemporary Amperex Technology Co. Ltd.	13.6%
Eoptolink Technology, Inc. Ltd.	10.1%
East Money Information Co. Ltd.	3.5%
Sungrow Power Supply Co. Ltd.	3.1%
Victory Giant Technology Huizhou Co. Ltd.	2.8%
Chaozhou Three-Circle Group Co. Ltd.	2.8%
Suzhou TFC Optical Communication Co. Ltd.	2.5%
Shenzhen Longsys Electronics Co. Ltd.	2.2%
Hangzhou Chang Chuan Technology Co. Ltd.	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck CLO ETF

Ticker: CLOI | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck CLO ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CLO ETF	$18	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,434,643,227
  Number of Portfolio Holdings176
  Portfolio Turnover Rate17%
  Management Fees Paid$2,387,469

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Collateralized Loan Obligations
99.0%
United States Treasuries
7.9%
Liabilities in excess of other assets
(6.9)%
-20
0
20
40
60
80
100
120

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(6.9)%
United States Treasuries		7.9%
Collateralized Loan Obligations		99.0%

Top Ten Holdings Footnote Reference* (% of Total Net Assets)

Table Summary
Anchorage Capital CLO 2026-22 Ltd., 4.95%, 1/20/2039	4.4%
Signal Peak CLO 4 Ltd., 5.46%, 10/26/2034	2.6%
Regatta VI Funding Ltd., 4.97%, 10/20/2038	2.5%
Ocean Trails CLO XV Ltd., 4.93%, 1/15/2039	2.4%
CQS US CLO 6 Ltd., 4.93%, 3/31/2039	2.4%
Neuberger Berman Loan Advisers CLO 38 Ltd., 5.08%, 10/20/2036	1.9%
Octagon 64 Ltd., 5.37%, 7/21/2037	1.7%
Neuberger Berman Loan Advisers CLO 42 Ltd., 5.08%, 7/16/2036	1.6%
Sagard-Halseypoint CLO 10 Ltd., 5.43%, 10/20/2038	1.5%
KKR CLO 36 Ltd., 5.92%, 10/15/2034	1.5%
Footnote	Description
Footnote*	Excludes short-term investments

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck CMCI Commodity Strategy ETF

Ticker: CMCI | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck CMCI Commodity Strategy ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CMCI Commodity Strategy ETF	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$2,745,346
  Number of Portfolio Holdings18
  Portfolio Turnover Rate-%
  Management Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

United States Treasuries
97.6%
Money Market Fund
1.7%
Other assets less liabilities *
0.7%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		0.7%
Money Market Fund		1.7%
United States Treasuries		97.6%
Footnote	Description
Footnote*	Includes net unrealized appreciation on total return swap contracts.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Digital India ETF

Ticker: DGIN | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Digital India ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital India ETF	$33	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$15,012,226
  Number of Portfolio Holdings30
  Portfolio Turnover Rate52%
  Management Fees Paid$54,833

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Communication Services
29.6%
Financials
27.7%
Consumer Discretionary
25.8%
Energy
8.0%
Information Technology
5.3%
Industrials
4.1%
Liabilities in excess of other assets
(0.5)%
-5
0
5
10
15
20
25
30
35

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.5)%
Industrials		4.1%
Information Technology		5.3%
Energy		8.0%
Consumer Discretionary		25.8%
Financials		27.7%
Communication Services		29.6%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Reliance Industries Ltd.	8.0%
Bharti Airtel Ltd.	7.9%
Eternal Ltd.	7.3%
Jio Financial Services Ltd.	6.4%
PB Fintech Ltd.	6.2%
FSN E-Commerce Ventures Ltd.	5.0%
Indus Towers Ltd.	5.0%
Swiggy Ltd.	4.7%
One 97 Communications Ltd.	4.6%
Vodafone Idea Ltd.	4.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Gold Miners ETF

Ticker: GDX | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Gold Miners ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gold Miners ETF	$24	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$22,764,439,505
  Number of Portfolio Holdings62
  Portfolio Turnover Rate11%
  Management Fees Paid$71,189,406

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
90.6%
Silver
6.0%
Precious Metals & Minerals
1.5%
Diversified Metals & Mining
1.3%
Other Investments
0.5%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.5%
Diversified Metals & Mining		1.3%
Precious Metals & Minerals		1.5%
Silver		6.0%
Gold		90.6%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Agnico Eagle Mines Ltd.	10.7%
Newmont Corp.	10.4%
Barrick Mining Corp.	7.9%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti PLC	5.0%
Franco-Nevada Corp.	4.9%
Kinross Gold Corp.	4.4%
Gold Fields Ltd.	4.1%
Pan American Silver Corp.	3.0%
Northern Star Resources Ltd.	2.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Copper and Electrification Metals ETF

Ticker: EMET | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Copper and Electrification Metals ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Copper and Electrification Metals ETF	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$34,239,719
  Number of Portfolio Holdings60
  Portfolio Turnover Rate19%
  Management Fees Paid$104,067

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Diversified Metals & Mining
49.5%
Copper
34.4%
Specialty Chemicals
7.4%
Precious Metals & Minerals
7.0%
Electrical Components & Equipment
1.7%
Liabilities in excess of other assets
0.0%*
0
10
20
30
40
50

Table Summary
Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Electrical Components & Equipment		1.7%
Precious Metals & Minerals		7.0%
Specialty Chemicals		7.4%
Copper		34.4%
Diversified Metals & Mining		49.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Freeport-McMoRan, Inc.	8.1%
Anglo American PLC	7.9%
Grupo Mexico SAB de CV	7.0%
Teck Resources Ltd.	6.5%
Antofagasta PLC	5.1%
Southern Copper Corp.	3.8%
Boliden AB	3.7%
Lundin Mining Corp.	3.3%
Albemarle Corp.	3.0%
First Quantum Minerals Ltd.	3.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck India Growth Leaders ETF

Ticker: GLIN | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck India Growth Leaders ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck India Growth Leaders ETF	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$98,570,219
  Number of Portfolio Holdings81
  Portfolio Turnover Rate104%
  Management Fees Paid$249,631

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
35.3%
Industrials
25.9%
Consumer Discretionary
14.5%
Health Care
9.3%
Materials
6.7%
Communication Services
4.8%
Information Technology
3.4%
Other Investments
0.7%
Liabilities in excess of other assets
(0.6)%
0
10
20
30
40

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Other Investments		0.7%
Information Technology		3.4%
Communication Services		4.8%
Materials		6.7%
Health Care		9.3%
Consumer Discretionary		14.5%
Industrials		25.9%
Financials		35.3%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
BSE Ltd.	6.3%
Trent Ltd.	5.4%
Bharti Airtel Ltd.	4.7%
Hindustan Aeronautics Ltd.	4.4%
Eicher Motors Ltd.	4.4%
State Bank of India	4.3%
Polycab India Ltd.	4.2%
Bharat Electronics Ltd.	4.1%
Suzlon Energy Ltd.	3.6%
Hero MotoCorp Ltd.	3.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Indonesia Index ETF

Ticker: IDX | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Indonesia Index ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Indonesia Index ETF	$23	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$27,477,345
  Number of Portfolio Holdings69
  Portfolio Turnover Rate12%
  Management Fees Paid$30,321

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
26.5%
Materials
21.9%
Industrials
12.5%
Energy
12.3%
Consumer Staples
10.2%
Communication Services
8.7%
Utilities
4.1%
Health Care
1.8%
Real Estate
1.5%
Other Investments
0.7%
Liabilities in excess of other assets
(0.2)%
-5
0
5
10
15
20
25
30

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Other Investments		0.7%
Real Estate		1.5%
Health Care		1.8%
Utilities		4.1%
Communication Services		8.7%
Consumer Staples		10.2%
Energy		12.3%
Industrials		12.5%
Materials		21.9%
Financials		26.5%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Bank Central Asia Tbk PT	8.5%
Bank Rakyat Indonesia Persero Tbk PT	8.1%
Bank Mandiri Persero Tbk PT	6.8%
Telkom Indonesia Persero Tbk PT	6.1%
Astra International Tbk PT	5.3%
Jardine Matheson Holdings Ltd.	4.8%
Barito Renewables Energy Tbk PT	2.9%
Amman Mineral Internasional PT	2.8%
Bank Negara Indonesia Persero Tbk PT	2.7%
Barito Pacific Tbk PT	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck International High Yield Bond ETF

Ticker: IHY | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck International High Yield Bond ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck International High Yield Bond ETF	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$43,437,394
  Number of Portfolio Holdings531
  Portfolio Turnover Rate13%
  Management Fees Paid$96,860

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
Technology
Industrials
Energy
Consumer Cyclicals
Basic Materials
Utilities
Consumer Non-Cyclicals
Healthcare
Real Estate
Other Investments
Other assets less liabilities
23.5%
14.3%
14.1%
10.4%
10.0%
8.0%
7.1%
3.9%
3.6%
2.0%
0.7%
2.4%
0
5
10
15
20
25

Table Summary
Value	Value	Value
Other assets less liabilities		2.4%
Other Investments		0.7%
Real Estate		2.0%
Healthcare		3.6%
Consumer Non-Cyclicals		3.9%
Utilities		7.1%
Basic Materials		8.0%
Consumer Cyclicals		10.0%
Energy		10.4%
Industrials		14.1%
Technology		14.3%
Financials		23.5%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Electricite de France SA, 5.88% (Perpetual maturity)	0.6%
Petroleos Mexicanos, 7.69%, 1/23/2050	0.6%
Mediobanca Banca di Credito Finanziario SpA, 3.88%, 7/4/2030	0.5%
Telecom Italia Capital SA, 7.72%, 6/4/2038	0.5%
Stellantis NV, 6.25% (Perpetual maturity)	0.5%
Mundys SpA, 1.88%, 2/12/2028	0.5%
VZ Vendor Financing II BV, 2.88%, 1/15/2029	0.5%
Vmed O2 UK Financing I PLC, 4.50%, 7/15/2031	0.5%
Intrum Investments And Financing AB, 8.50%, 9/11/2030	0.5%
Yapi ve Kredi Bankasi AS, 9.25%, 10/16/2028	0.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Israel ETF

Ticker: ISRA | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Israel ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Israel ETF	$31	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$153,244,834
  Number of Portfolio Holdings80
  Portfolio Turnover Rate27%
  Management Fees Paid$350,682

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
36.6%
Financials
27.3%
Health Care
8.3%
Industrials
8.2%
Utilities
5.4%
Real Estate
4.8%
Consumer Discretionary
2.7%
Energy
2.3%
Communication Services
1.7%
Consumer Staples
1.7%
Materials
1.1%
Liabilities in excess of other assets
(0.1)%
0
10
20
30
40

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Materials		1.1%
Consumer Staples		1.7%
Communication Services		1.7%
Energy		2.3%
Consumer Discretionary		2.7%
Real Estate		4.8%
Utilities		5.4%
Industrials		8.2%
Health Care		8.3%
Financials		27.3%
Information Technology		36.6%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Palo Alto Networks, Inc.	12.8%
Teva Pharmaceutical Industries Ltd.	6.9%
Bank Leumi Le-Israel BM	5.3%
Bank Hapoalim BM	4.9%
Tower Semiconductor Ltd.	4.4%
Elbit Systems Ltd.	4.2%
Nova Ltd.	2.3%
JFrog Ltd.	2.3%
Phoenix Financial Ltd.	2.2%
Mizrahi Tefahot Bank Ltd.	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck J.P. Morgan EM Local Currency Bond ETF

Ticker: EMLC | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck J.P. Morgan EM Local Currency Bond ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck J.P. Morgan EM Local Currency Bond ETF	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$4,872,703,996
  Number of Portfolio Holdings502
  Portfolio Turnover Rate13%
  Management Fees Paid$6,355,906

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
90.8%
Financials
6.4%
Other assets less liabilities
2.8%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		2.8%
Financials		6.4%
Government		90.8%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2031	0.9%
Republic of South Africa Government Bond, 8.75%, 2/28/2048	0.8%
Mexican Bonos, 7.75%, 5/29/2031	0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2029	0.7%
Mexican Bonos, 7.75%, 11/13/2042	0.7%
Republic of South Africa Government Bond, 8.88%, 2/28/2035	0.7%
Mexican Bonos, 7.75%, 11/23/2034	0.7%
Republic of South Africa Government Bond, 8.25%, 3/31/2032	0.6%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/2029	0.6%
Republic of South Africa Government Bond, 8.50%, 1/31/2037	0.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Junior Gold Miners ETF

Ticker: GDXJ | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Junior Gold Miners ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Junior Gold Miners ETF	$24	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$7,078,297,300
  Number of Portfolio Holdings117
  Portfolio Turnover Rate19%
  Management Fees Paid$23,526,780

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
81.8%
Silver
9.8%
Diversified Metals & Mining
4.7%
Precious Metals & Minerals
3.5%
Other assets less liabilities
0.2%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Precious Metals & Minerals		3.5%
Diversified Metals & Mining		4.7%
Silver		9.8%
Gold		81.8%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Evolution Mining Ltd.	6.4%
Equinox Gold Corp.	6.3%
Alamos Gold, Inc.	6.2%
Endeavour Mining PLC	5.3%
Coeur Mining, Inc.	5.1%
Industrias Penoles SAB de CV	2.9%
First Majestic Silver Corp.	2.7%
Hecla Mining Co.	2.6%
IAMGOLD Corp.	2.6%
Eldorado Gold Corp.	2.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Low Carbon Energy ETF

Ticker: SMOG | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Low Carbon Energy ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Low Carbon Energy ETF	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$143,716,726
  Number of Portfolio Holdings58
  Portfolio Turnover Rate12%
  Management Fees Paid$347,967

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Utilities
37.8%
Industrials
28.2%
Consumer Discretionary
21.9%
Information Technology
10.5%
Materials
1.1%
Other Investments
0.6%
Liabilities in excess of other assets
(0.1)%
0
10
20
30
40

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.6%
Materials		1.1%
Information Technology		10.5%
Consumer Discretionary		21.9%
Industrials		28.2%
Utilities		37.8%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Tesla, Inc.	8.6%
Iberdrola SA	8.4%
Bloom Energy Corp.	7.6%
NextEra Energy, Inc.	7.0%
Enel SpA	6.5%
Vestas Wind Systems A/S	4.7%
BYD Co. Ltd.	4.5%
Samsung SDI Co. Ltd.	3.9%
First Solar, Inc.	3.3%
Contemporary Amperex Technology Co. Ltd.	2.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Mortgage REIT Income ETF

Ticker: MORT | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Mortgage REIT Income ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Mortgage REIT Income ETF	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$399,807,127
  Number of Portfolio Holdings26
  Portfolio Turnover Rate7%
  Management Fees Paid$778,516

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financial Services
96.7%
Other assets less liabilities
3.3%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		3.3%
Financial Services		96.7%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Annaly Capital Management, Inc.	17.2%
AGNC Investment Corp.	14.1%
Starwood Property Trust, Inc.	6.5%
Rithm Capital Corp.	6.3%
Dynex Capital, Inc.	4.9%
ARMOUR Residential REIT, Inc.	4.4%
Ellington Financial, Inc.	4.3%
Orchid Island Capital, Inc.	4.1%
Blackstone Mortgage Trust, Inc.	4.0%
Two Harbors Investment Corp.	3.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck MSCI EAFE Analyst Sentiment ETF

Ticker: VEFA | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck MSCI EAFE Analyst Sentiment ETF (the "Fund") for the period April 1, 2026 (inception of Fund) to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck MSCI EAFE Analyst Sentiment ETF	$8Footnote Reference(a)	0.30%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full period would be higher than the amount shown.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$4,013,043
  Number of Portfolio Holdings101
  Portfolio Turnover Rate21%
  Management Fees Paid$2,854

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
29.9%
Industrials
14.6%
Information Technology
14.2%
Health Care
9.3%
Consumer Discretionary
8.4%
Materials
6.7%
Energy
5.9%
Communication Services
5.0%
Consumer Staples
4.8%
Other Investments
1.0%
Other assets less liabilities
0.2%
0
5
10
15
20
25
30
35

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		1.0%
Consumer Staples		4.8%
Communication Services		5.0%
Energy		5.9%
Materials		6.7%
Consumer Discretionary		8.4%
Health Care		9.3%
Information Technology		14.2%
Industrials		14.6%
Financials		29.9%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
ASML Holding NV	5.2%
ABB Ltd.	2.7%
Oversea-Chinese Banking Corp. Ltd.	2.3%
Rio Tinto PLC	2.2%
HSBC Holdings PLC	2.2%
BHP Group Ltd.	2.2%
ING Groep NV	2.1%
Barclays PLC	2.0%
Novartis AG	2.0%
Murata Manufacturing Co. Ltd.	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Natural Resources ETF

Ticker: HAP | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Natural Resources ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Natural Resources ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$298,827,605
  Number of Portfolio Holdings138
  Portfolio Turnover Rate8%
  Management Fees Paid$579,336

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Materials
38.3%
Energy
28.3%
Industrials
12.4%
Utilities
9.7%
Consumer Staples
6.2%
Health Care
4.0%
Other Investments
1.0%
Other assets less liabilities
0.1%
0
10
20
30
40

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		1.0%
Health Care		4.0%
Consumer Staples		6.2%
Utilities		9.7%
Industrials		12.4%
Energy		28.3%
Materials		38.3%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Deere & Co.	5.7%
Exxon Mobil Corp.	4.6%
Chevron Corp.	4.4%
Iberdrola SA	4.3%
NextEra Energy, Inc.	4.0%
Bayer AG	4.0%
Corteva, Inc.	3.3%
BHP Group Ltd.	3.2%
Nutrien Ltd.	2.2%
Bloom Energy Corp.	1.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Office and Commercial REIT ETF

Ticker: DESK | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Office and Commercial REIT ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Office and Commercial REIT ETF	$27	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$3,326,293
  Number of Portfolio Holdings26
  Portfolio Turnover Rate11%
  Management Fees Paid$6,389

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Equity Real Estate Investment Trusts (REITs)
99.1%
Other assets less liabilities
0.9%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.9%
Equity Real Estate Investment Trusts (REITs)		99.1%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Vornado Realty Trust	10.1%
Cousins Properties, Inc.	10.1%
BXP, Inc.	10.0%
SL Green Realty Corp.	7.8%
Kilroy Realty Corp.	7.7%
COPT Defense Properties	4.7%
Highwoods Properties, Inc.	4.4%
Douglas Emmett, Inc.	4.2%
Simon Property Group, Inc.	4.1%
Realty Income Corp.	3.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Oil Refiners ETF

Ticker: CRAK | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Oil Refiners ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Refiners ETF	$33	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$145,892,685
  Number of Portfolio Holdings25
  Portfolio Turnover Rate15%
  Management Fees Paid$295,949

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Energy
99.9%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Energy		99.9%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Reliance Industries Ltd.	8.8%
Marathon Petroleum Corp.	8.0%
Valero Energy Corp.	7.3%
Phillips 66	6.2%
Neste Oyj	5.6%
ORLEN SA	5.4%
ENEOS Holdings, Inc.	5.1%
HF Sinclair Corp.	4.6%
Galp Energia SGPS SA	4.4%
OMV AG	4.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Oil Services ETF

Ticker: OIH | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Oil Services ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Services ETF	$20	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,991,714,168
  Number of Portfolio Holdings26
  Portfolio Turnover Rate5%
  Management Fees Paid$3,864,688

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Oil & Gas Equipment & Services
82.1%
Oil & Gas Drilling
17.9%
Other assets less liabilities
0.0%*
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Oil & Gas Drilling		17.9%
Oil & Gas Equipment & Services		82.1%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
SLB Ltd.	19.0%
Baker Hughes Co.	11.9%
TechnipFMC PLC	7.0%
Halliburton Co.	6.4%
Solaris Energy Infrastructure, Inc.	5.2%
Tenaris SA	5.1%
Weatherford International PLC	4.2%
Transocean Ltd.	4.2%
Noble Corp. PLC	4.0%
Liberty Energy, Inc.	3.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Preferred Securities ex Financials ETF

Ticker: PFXF | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Preferred Securities ex Financials ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Preferred Securities ex Financials ETF	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$2,436,207,051
  Number of Portfolio Holdings120
  Portfolio Turnover Rate32%
  Management Fees Paid$4,480,680

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Telecommunications Services
20.5%
Electric Utilities & IPPs
20.0%
Software & IT Services
15.7%
Residential & Commercial REITs
12.0%
Aerospace & Defense
8.5%
Computers Phones & Household Electronics
3.5%
Multiline Utilities
3.0%
Chemicals
2.6%
Food & Tobacco
2.4%
Semiconductors & Semiconductor Equipment
2.3%
Healthcare Providers & Services
1.9%
Automobiles & Auto Parts
1.8%
Healthcare Equipment & Supplies
1.3%
Other Investments
4.3%
Other assets less liabilities
0.2%
0
5
10
15
20
25

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		4.3%
Healthcare Equipment & Supplies		1.3%
Automobiles & Auto Parts		1.8%
Healthcare Providers & Services		1.9%
Semiconductors & Semiconductor Equipment		2.3%
Food & Tobacco		2.4%
Chemicals		2.6%
Multiline Utilities		3.0%
Computers Phones & Household Electronics		3.5%
Aerospace & Defense		8.5%
Residential & Commercial REITs		12.0%
Software & IT Services		15.7%
Electric Utilities & IPPs		20.0%
Telecommunications Services		20.5%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Strategy, Inc., 12.00% (Perpetual maturity)	8.4%
Boeing Co., 6.00%, 10/15/2027	8.0%
Alphabet, Inc. Class A, 6.25%, 5/15/2029	5.1%
Alphabet, Inc. Class C, 6.25%, 5/15/2029	5.1%
Oracle Corp., 6.50%, 1/15/2029	4.6%
Super Micro Computer, Inc., 7.00%, 6/1/2029	4.0%
Hewlett Packard Enterprise Co., 7.62%, 9/1/2027	3.6%
Albemarle Corp., 7.25%, 3/1/2027	2.6%
Microchip Technology, Inc., 7.50%, 3/15/2028	2.3%
NextEra Energy, Inc., 7.38%, 2/15/2029	2.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Rare Earth and Strategic Metals ETF

Ticker: REMX | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Rare Earth and Strategic Metals ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Rare Earth and Strategic Metals ETF	$28	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$2,690,281,339
  Number of Portfolio Holdings31
  Portfolio Turnover Rate26%
  Management Fees Paid$6,718,227

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Materials
96.7%
Other assets less liabilities
3.3%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		3.3%
Materials		96.7%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Xiamen Tungsten Co. Ltd.	7.0%
Albemarle Corp.	7.0%
China Northern Rare Earth Group High-Tech Co. Ltd.	6.8%
PLS Group Ltd.	6.6%
Lynas Rare Earths Ltd.	6.6%
MP Materials Corp.	6.0%
Jinduicheng Molybdenum Co. Ltd.	5.7%
Sociedad Quimica y Minera de Chile SA	4.7%
Almonty Industries, Inc.	4.6%
Shenghe Resources Holding Co. Ltd.	4.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Russia ETF

Ticker: RSX | unlisted

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Russia ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$32,700,155
  Number of Portfolio Holdings29
  Portfolio Turnover Rate-%
  Management Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Money Market Fund
100.8%
Liabilities in excess of other assets *
(0.8)%
-20
0
20
40
60
80
100
120

Table Summary
Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(0.8)%
Money Market Fund		100.8%
Footnote	Description
Footnote*	Includes securities fair valued at zero.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Russia Small-Cap ETF

Ticker: RSXJ | unlisted

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Russia Small-Cap ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia Small-Cap ETF	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$346,037
  Number of Portfolio Holdings22
  Portfolio Turnover Rate-%
  Management Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Money Market Fund
110.0%
Liabilities in excess of other assets *
(10.0)%
-40
-20
0
20
40
60
80
100
120
140

Table Summary
Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(10.0)%
Money Market Fund		110.0%
Footnote	Description
Footnote*	Includes securities fair valued at zero.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Steel ETF

Ticker: SLX | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Steel ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Steel ETF	$30	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$169,951,664
  Number of Portfolio Holdings40
  Portfolio Turnover Rate12%
  Management Fees Paid$423,578

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Materials
94.2%
Energy
3.9%
Industrials
1.9%
Liabilities in excess of other assets
0.0%*
0
20
40
60
80
100

Table Summary
Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Industrials		1.9%
Energy		3.9%
Materials		94.2%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
BHP Group Ltd.	7.7%
Vale SA	7.5%
Rio Tinto PLC	7.4%
Nucor Corp.	6.1%
Steel Dynamics, Inc.	5.5%
Rio Tinto Ltd.	5.1%
ArcelorMittal SA	5.0%
Nippon Steel Corp.	4.7%
Fortescue Ltd.	4.6%
Reliance, Inc.	4.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Uranium and Nuclear ETF

Ticker: NLR | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Uranium and Nuclear ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Uranium and Nuclear ETF	$25	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$4,205,418,616
  Number of Portfolio Holdings26
  Portfolio Turnover Rate22%
  Management Fees Paid$11,654,617

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Energy
50.1%
Utilities
30.0%
Industrials
20.1%
Liabilities in excess of other assets
(0.2)%
-10
0
10
20
30
40
50
60

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Industrials		20.1%
Utilities		30.0%
Energy		50.1%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Cameco Corp.	8.4%
Constellation Energy Corp.	8.0%
Public Service Enterprise Group, Inc.	7.1%
BWX Technologies, Inc.	6.8%
Fortum Oyj	5.8%
Oklo, Inc.	5.2%
Centrus Energy Corp.	5.0%
Uranium Energy Corp.	5.0%
NexGen Energy Ltd.	5.0%
Denison Mines Corp.	4.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Vietnam ETF

Ticker: VNM | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Vietnam ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Vietnam ETF	$32	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$564,503,860
  Number of Portfolio Holdings57
  Portfolio Turnover Rate30%
  Management Fees Paid$1,457,713

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
33.0%
Real Estate
24.7%
Consumer Staples
19.3%
Industrials
8.8%
Materials
6.8%
Information Technology
2.4%
Consumer Discretionary
2.1%
Energy
1.3%
Other Investments
0.9%
Other assets less liabilities
0.7%
0
5
10
15
20
25
30
35

Table Summary
Value	Value	Value
Other assets less liabilities		0.7%
Other Investments		0.9%
Energy		1.3%
Consumer Discretionary		2.1%
Information Technology		2.4%
Materials		6.8%
Industrials		8.8%
Consumer Staples		19.3%
Real Estate		24.7%
Financials		33.0%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Vingroup JSC	8.8%
Vinhomes JSC	8.1%
Masan Group Corp.	5.7%
Masan Consumer Corp.	5.1%
Bank for Foreign Trade of Vietnam JSC	4.9%
Hoa Phat Group JSC	4.7%
Vietnam Dairy Products JSC	4.6%
SSI Securities Corp.	4.3%
VPS Securities JSC	4.1%
VIX Securities JSC	3.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESSTMENT COMPANIES.

June 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

AFK	|	Africa Index ETF
MOO	|	Agribusiness ETF
BRF	|	Brazil Small-Cap ETF
SMHC	|	China Semiconductor ETF
CNXT	|	ChiNext Innovators ETF
CMCI	|	CMCI Commodity Strategy ETF
EMET	|	Copper and Electrification Metals ETF
DGIN	|	Digital India ETF
GDX®	|	Gold Miners ETF
GLIN	|	India Growth Leaders ETF
IDX	|	Indonesia Index ETF
ISRA	|	Israel ETF
GDXJ®	|	Junior Gold Miners ETF
SMOG	|	Low Carbon Energy ETF
VEFA	|	MSCI EAFE Analyst Sentiment ETF
HAP	|	Natural Resources ETF
CRAK	|	Oil Refiners ETF
OIH	|	Oil Services ETF
REMX	|	Rare Earth and Strategic Metals ETF
SLX	|	Steel ETF
NLR	|	Uranium and Nuclear ETF
VNM	|	Vietnam ETF

800.826.2333	vaneck.com

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 8.0%
Anglogold Ashanti PLC (USD)	52,851	$4,275,117
AVZ Minerals Ltd. * †∞	1,399,901	171,664
Paladin Energy Ltd. * †	221,444	1,445,291
Perseus Mining Ltd.	607,740	2,054,784
		7,946,856
Bermuda: 2.4%
Golar LNG Ltd. (USD)	48,485	2,416,492

Burkina Faso: 2.6%
IAMGOLD Corp. (USD) *	166,072	2,630,580

Canada: 9.8%
Aya Gold & Silver, Inc. *	130,093	2,462,941
B2Gold Corp. (USD)	52,398	195,969
Barrick Mining Corp. (USD)	71,192	2,614,882
Fortuna Mining Corp. (USD) *	162,407	1,372,339
Ivanhoe Mines Ltd. *	399,287	3,126,752
		9,772,883
Egypt: 0.8%
Commercial International Bank - Egypt (USD) (GDR)	317,805	810,403

India: 1.1%
MakeMyTrip Ltd. (USD) * †	20,993	1,118,717

Indonesia: 0.6%
Golden Agri-Resources Ltd. (SGD)	2,963,000	618,509

Ivory Coast: 2.0%
Montage Gold Corp. (CAD) *	175,326	1,993,310

Kenya: 5.3%
Equity Group Holdings PLC	3,718,016	2,297,731
Safaricom PLC	11,343,257	2,983,684
		5,281,415
Morocco: 12.9%
Attijariwafa Bank SA *	78,098	5,729,568
Bank of Africa	62,194	1,286,718
Banque Centrale Populaire	108,656	3,118,158
Societe d’Exploitation des Ports	29,604	2,691,123
		12,825,567
Nigeria: 6.5%
Aradel Holdings PLC	2,531,723	2,602,226
Guaranty Trust Holding Co. PLC	22,418,601	2,032,003
Zenith Bank PLC	22,923,593	1,828,442
		6,462,671
Norway: 0.2%
Scatec ASA 144A *	15,577	153,065

South Africa: 34.4%
Absa Group Ltd.	88,282	1,229,239
African Rainbow Minerals Ltd.	11,114	120,993
Aspen Pharmacare Holdings Ltd.	27,240	260,733
AVI Ltd.	35,498	217,731
	Number of Shares	Value
South Africa (continued)
Bid Corp. Ltd.	31,505	$858,458
Bidvest Group Ltd.	32,704	477,830
Capitec Bank Holdings Ltd.	9,198	2,668,686
Clicks Group Ltd. †	23,083	320,359
Discovery Ltd.	64,708	1,044,236
Exxaro Resources Ltd.	24,868	307,975
FirstRand Ltd.	611,981	3,635,330
Gold Fields Ltd. (ADR)	84,858	2,850,380
Growthpoint Properties Ltd.	267,350	281,378
Harmony Gold Mining Co. Ltd. (ADR)	49,624	754,781
Impala Platinum Holdings Ltd.	95,141	998,919
Investec PLC (GBP)	62,380	496,729
Kumba Iron Ore Ltd.	7,111	126,156
Momentum Group Ltd.	131,567	325,750
Mr Price Group Ltd. †	15,333	168,186
MTN Group Ltd.	159,564	2,220,928
Naspers Ltd.	78,857	3,957,292
Nedbank Group Ltd.	48,350	796,344
Northam Platinum Holdings Ltd.	38,973	562,657
Old Mutual Ltd.	408,937	335,718
OUTsurance Group Ltd.	94,471	452,927
Pepkor Holdings Ltd. 144A	389,604	526,418
Remgro Ltd.	53,612	644,391
Sanlam Ltd.	195,230	1,050,954
Sasol Ltd. (ADR) * †	53,552	525,881
Shoprite Holdings Ltd.	49,921	899,155
Sibanye Stillwater Ltd. (ADR)	61,578	522,797
Standard Bank Group Ltd.	141,133	2,784,289
Tiger Brands Ltd.	9,943	179,778
Valterra Platinum Ltd.	22,052	1,481,144
Woolworths Holdings Ltd.	80,104	246,331
		34,330,853
Tanzania: 1.6%
Helios Towers PLC (GBP) *	592,407	1,574,958

United Arab Emirates: 1.7%
Itissalat Al-Maghrib (MAD)	177,288	1,736,131

United Kingdom: 7.1%
Airtel Africa PLC 144A	469,814	2,043,645
Endeavour Mining PLC	90,619	4,441,286
Pan African Resources PLC	147,450	186,969
Vodacom Group Ltd. (ZAR)	45,877	424,817
		7,096,717
United States: 0.6%
Royal Caribbean Cruises Ltd.	1,768	561,393

Zambia: 2.4%
First Quantum Minerals Ltd. (CAD) *	86,410	2,359,488

Zimbabwe: 0.0%
Delta Corp. Ltd.	15,980	19,102
Econet Infraco (USD) *	2,209	506

See Notes to Financial Statements

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Zimbabwe (continued)
TN CyberTech Investments Holdings Ltd. *	32,900	$209
		19,817
Total Common Stocks (Cost: $87,478,869)		99,709,825

RIGHTS: 0.0% (Cost: $0)
Morocco: 0.0%
Bank of Africa, MAD 243.00, exp. 12/31/26*	15	0

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $87,478,869)		99,709,825

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2%
Money Market Fund: 2.2% (Cost: $2,170,975)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	2,170,975	2,170,975
Total Investments: 102.2% (Cost: $89,649,844)		101,880,800
Liabilities in excess of other assets: (2.2)%		(2,172,362)
NET ASSETS: 100.0%		$99,708,438

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
MAD	Moroccan Dirham
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,326,174.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,723,128, or 2.7% of net assets.

See Notes to Financial Statements

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$4,275,117	$3,500,075	$171,664	$7,946,856
Bermuda	2,416,492	—	—	2,416,492
Burkina Faso	2,630,580	—	—	2,630,580
Canada	9,772,883	—	—	9,772,883
Egypt	810,403	—	—	810,403
India	1,118,717	—	—	1,118,717
Indonesia	618,509	—	—	618,509
Ivory Coast	1,993,310	—	—	1,993,310
Kenya	5,281,415	—	—	5,281,415
Morocco	—	12,825,567	—	12,825,567
Nigeria	6,462,671	—	—	6,462,671
Norway	—	153,065	—	153,065
South Africa	10,159,171	24,171,682	—	34,330,853
Tanzania	—	1,574,958	—	1,574,958
United Arab Emirates	—	1,736,131	—	1,736,131
United Kingdom	424,817	6,671,900	—	7,096,717
United States	561,393	—	—	561,393
Zambia	2,359,488	—	—	2,359,488
Zimbabwe	19,817	—	—	19,817
Rights *	—	0	—	0
Money Market Fund	2,170,975	—	—	2,170,975
Total Investments	$51,075,758	$50,633,378	$171,664	$101,880,800

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 1.8%
Dyno Nobel Ltd.	3,721,334	$10,103,489
Treasury Wine Estates Ltd. †	1,964,044	6,502,007
		16,605,496
Brazil: 3.4%
Rumo SA	3,875,500	10,055,732
Yara International ASA (NOK)	504,532	22,194,932
		32,250,664
Canada: 6.2%
Nutrien Ltd. (USD)	922,489	58,070,682

China: 4.3%
China Mengniu Dairy Co. Ltd. (HKD)	8,630,000	17,730,145
Wilmar International Ltd. (SGD)	8,243,400	23,011,689
		40,741,834
Denmark: 1.0%
Bakkafrost P/F (NOK)	132,081	5,368,580
Schouw & Co. A/S	41,696	3,718,604
		9,087,184
Germany: 10.1%
Bayer AG	1,580,108	87,446,440
K+S AG †	535,223	8,078,845
		95,525,285
Indonesia: 0.5%
Golden Agri-Resources Ltd. (SGD)	22,474,100	4,691,335

Israel: 0.9%
ICL Group Ltd. (USD) †	1,705,326	8,492,523

Japan: 6.6%
Kubota Corp. †	2,650,900	44,375,247
NH Foods Ltd.	229,400	8,378,733
Nissui Corp.	763,700	6,046,720
Umios Corp.	443,100	3,569,439
		62,370,139
Malaysia: 2.6%
IOI Corp. Bhd	5,023,400	5,209,599
Kuala Lumpur Kepong Bhd	1,238,300	6,431,878
PPB Group Bhd	1,482,600	3,377,892
SD Guthrie Bhd	6,729,000	9,868,650
		24,888,019
Norway: 4.4%
Leroy Seafood Group ASA	973,021	3,766,025
Mowi ASA	1,392,538	25,732,338
Salmar ASA	263,863	12,352,934
		41,851,297
Russia: 0.0%
PhosAgro PJSC *∞	97,916	0
PhosAgro PJSC (USD) (GDR) *∞	1	0
PhosAgro PJSC (USD) (GDR) *∞	1,892	0
		0
	Number of Shares	Value
Singapore: 0.4%
Charoen Pokphand Indonesia Tbk PT (IDR)	21,653,200	$4,117,499

Switzerland: 0.9%
Bucher Industries AG	20,300	8,002,335

Taiwan: 0.4%
Taiwan Fertilizer Co. Ltd.	2,590,000	3,857,784

Thailand: 1.0%
Charoen Pokphand Foods PCL (NVDR)	16,651,800	9,840,057

United Kingdom: 3.1%
CNH Industrial NV (USD)	2,155,673	24,208,208
Genus PLC	166,475	4,743,938
		28,952,146
United States: 52.4%
AGCO Corp. †	148,545	17,780,837
Archer-Daniels-Midland Co.	624,522	47,713,481
Bunge Global SA	296,828	31,680,452
Cal-Maine Foods, Inc. †	123,551	9,953,269
CF Industries Holdings, Inc.	380,117	41,151,466
Corteva, Inc.	991,586	83,977,418
Darling Ingredients, Inc. *	419,975	22,939,035
Deere & Co.	131,833	83,625,627
Elanco Animal Health, Inc. * †	573,082	14,103,548
FMC Corp. †	321,744	3,700,056
Mosaic Co.	740,467	15,690,496
Neogen Corp. * †	522,231	4,694,857
Pilgrim’s Pride Corp.	148,907	4,185,776
Toro Co.	235,925	22,983,814
Tyson Foods, Inc.	716,090	40,996,152
Zoetis, Inc.	681,204	48,951,319
		494,127,603
Total Common Stocks (Cost: $1,084,059,220)		943,471,882

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.3%
Money Market Fund: 1.3% (Cost: $12,466,707)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	12,466,707	12,466,707
Total Investments: 101.3% (Cost: $1,096,525,927)		955,938,589
Liabilities in excess of other assets: (1.3)%		(12,044,341)
NET ASSETS: 100.0%		$943,894,248

See Notes to Financial Statements

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $67,319,056.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$16,605,496	$—	$16,605,496
Brazil	10,055,732	22,194,932	—	32,250,664
Canada	58,070,682	—	—	58,070,682
China	—	40,741,834	—	40,741,834
Denmark	—	9,087,184	—	9,087,184
Germany	—	95,525,285	—	95,525,285
Indonesia	4,691,335	—	—	4,691,335
Israel	8,492,523	—	—	8,492,523
Japan	—	62,370,139	—	62,370,139
Malaysia	13,246,542	11,641,477	—	24,888,019
Norway	3,766,025	38,085,272	—	41,851,297
Russia	—	—	0	0
Singapore	4,117,499	—	—	4,117,499
Switzerland	—	8,002,335	—	8,002,335
Taiwan	3,857,784	—	—	3,857,784
Thailand	—	9,840,057	—	9,840,057
United Kingdom	24,208,208	4,743,938	—	28,952,146
United States	494,127,603	—	—	494,127,603
Money Market Fund	12,466,707	—	—	12,466,707
Total Investments	$637,100,640	$318,837,949	$0	$955,938,589

See Notes to Financial Statements

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 85.9%
Automobiles & Components: 1.9%
Fras-Le SA*	16,100	$64,402
Iochpe Maxion SA *	69,552	121,527
Mahle Metal Leve SA	37,200	236,648
		422,577
Capital Goods: 1.7%
Armac Locacao Logistica E Servicos SA	42,000	23,919
Kepler Weber SA	84,750	110,323
Mills Locacao Servicos e Logistica SA	49,250	148,829
Tupy SA*	31,200	89,388
		372,459
Commercial & Professional Services: 2.7%
Orizon Valorizacao de Residuos SA*	34,350	526,399
Valid Solucoes SA	25,600	85,593
		611,992
Consumer Discretionary Distribution & Retail: 3.1%
C&A Modas SA*	145,450	302,886
Grupo Casas Bahia SA *	74,700	16,062
Grupo SBF SA	47,100	94,158
Magazine Luiza SA	197,930	179,438
Uniao Pet Participacoes SA	170,150	106,791
		699,335
Consumer Durables & Apparel: 17.3%
Azzas 2154 SA	63,175	218,811
Construtora Tenda SA	50,000	354,009
Cury Construtora e Incorporadora SA	106,050	720,243
Cyrela Brazil Realty SA Empreendimentos e Participacoes	166,450	742,243
Direcional Engenharia SA	202,400	545,766
Ez Tec Empreendimentos e Participacoes SA	127,200	321,062
Grendene SA	155,300	113,716
Guararapes Confeccoes SA	83,250	147,396
MRV Engenharia e Participacoes SA *	197,400	201,901
Plano & Plano Desenvolvimento Imobiliario SA	29,900	48,942
Vivara Participacoes SA	70,800	313,795
Vulcabras SA	54,536	149,379
		3,877,263
Consumer Services: 5.8%
Afya Ltd.†	11,252	166,980
Arcos Dorados Holdings, Inc.	51,653	416,323
Cogna Educacao SA	1,092,410	476,129
Cruzeiro do Sul Educacional SA	39,550	28,807
YDUQS Participacoes SA	115,300	198,335
Zamp SA*	41,615	0
		1,286,574
	Number of Shares	Value
Consumer Staples Distribution & Retail: 1.1%
Dimed SA Distribuidora da Medicamentos*	52,750	$112,299
Empreendimentos Pague Menos SA*	184,589	129,083
		241,382
Energy: 5.1%
Brava Energia SA	183,659	686,635
Karoon Energy Ltd.	308,202	307,980
Petroreconcavo SA	71,100	137,454
		1,132,069
Financial Services: 0.8%
Vinci Compass Investments Ltd.	19,494	189,677
Food, Beverage & Tobacco: 7.2%
Adecoagro SA†	12,882	123,023
BrasilAgro - Co. Brasileira de Propriedades Agricolas	29,450	103,942
Camil Alimentos SA	66,950	65,105
M Dias Branco SA	80,000	271,507
Minerva SA	299,800	215,458
Sao Martinho SA *	91,100	277,061
SLC Agricola SA	127,162	317,763
Tres Tentos Agroindustrial SA	79,450	232,395
		1,606,254
Health Care Equipment & Services: 6.3%
Bradsaude SA	149,190	415,581
Fleury SA	191,937	572,580
Hapvida Participacoes e Investimentos S/A 144A *	176,300	348,686
Oncoclinicas do Brasil Servicos Medicos SA*	332,950	79,330
		1,416,177
Insurance: 1.7%
IRB-Brasil Resseguros SA	34,923	372,752

Materials: 7.5%
Braskem SA (ADR)*	33,002	80,525
Cia Brasileira de Aluminio	127,850	266,731
Dexco SA *	269,508	259,469
ESG Minerals Ltd. *∞	26,308	728
Irani Papel e Embalagem SA	66,100	100,386
Sigma Lithium Corp. *	36,226	458,259
Sylvamo Corp.†	13,428	507,578
		1,673,676
Pharmaceuticals, Biotechnology & Life Sciences: 0.2%
Blau Farmaceutica SA	26,765	52,988

Real Estate Management & Development: 5.2%
Iguatemi SA	72,850	355,197
JHSF Participacoes SA	209,250	459,253
LOG Commercial Properties e Participacoes SA	19,600	105,360
Moura Dubeux Engenharia S/A	43,200	245,026
		1,164,836

See Notes to Financial Statements

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Software & Services: 1.1%
LWSA SA 144A	166,800	$128,275
VTEX*	27,009	108,036
		236,311
Technology Hardware & Equipment: 3.1%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	58,500	159,557
Ituran Location and Control Ltd.	8,588	523,954
		683,511
Telecommunication Services: 0.0%
OI SA*	1	0

Transportation: 4.8%
EcoRodovias Infraestrutura e Logistica SA	208,690	301,172
Hidrovias do Brasil SA *	208,215	150,041
Movida Participacoes SA *	105,153	191,269
Simpar SA	130,264	196,823
Tegma Gestao Logistica SA	9,700	55,994
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA*	334,950	182,324
		1,077,623
Utilities: 9.3%
Alupar Investimento SA	138,693	865,908
Auren Energia SA *	207,600	466,490
Cia De Sanena Do Parana Sanepar *	93,900	674,105
Light SA*	106,900	68,336
		2,074,839
Total Common Stocks (Cost: $17,481,034)		19,192,295

PREFERRED SECURITIES: 14.1%
Banks: 2.8%
Banco ABC Brasil SA*	57,768	265,995
Banco do Estado do Rio Grande do Sul SA	129,150	347,249
		613,244
Capital Goods: 2.8%
Marcopolo SA	458,494	532,007
	Number of Shares	Value
Capital Goods (continued)
Randoncorp SA*	99,900	$86,115
		618,122
Consumer Discretionary Distribution & Retail: 0.6%
Raizen SA*	779,850	57,405
Track & Field Co. SA	26,700	77,530
		134,935
Consumer Durables & Apparel: 1.0%
Alpargatas SA	94,150	219,221

Materials: 6.9%
Bradespar SA	120,400	514,970
Cia de Ferro Ligas da Bahia FERBASA*	102,100	116,888
Unipar Carbocloro SA	32,500	374,654
Usinas Siderurgicas de Minas Gerais SA Usiminas*	331,800	543,113
		1,549,625
Total Preferred Securities (Cost: $2,704,178)		3,135,147

RIGHTS: 0.0% (Cost: $0)
Financial Services: 0.0%
Banco ABC Brasil SA, BRL 19.52, exp. 07/31/26*	1,942	1,599
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $20,185,212)		22,329,041

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $32,288)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65% (a)	32,288	32,288
Total Investments: 100.1% (Cost: $20,217,500)		22,361,329
Liabilities in excess of other assets: (0.1)%		(19,878)
NET ASSETS: 100.0%		$22,341,451

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $551,377.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $476,961, or 2.1% of net assets.

See Notes to Financial Statements

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$422,577	$—	$—	$422,577
Capital Goods	372,459	—	—	372,459
Commercial & Professional Services	611,992	—	—	611,992
Consumer Discretionary Distribution & Retail	699,335	—	—	699,335
Consumer Durables & Apparel	3,877,263	—	—	3,877,263
Consumer Services	1,286,574	0	—	1,286,574
Consumer Staples Distribution & Retail	241,382	—	—	241,382
Energy	824,089	307,980	—	1,132,069
Financial Services	189,677	—	—	189,677
Food, Beverage & Tobacco	1,606,254	—	—	1,606,254
Health Care Equipment & Services	1,416,177	—	—	1,416,177
Insurance	372,752	—	—	372,752
Materials	1,672,948	—	728	1,673,676
Pharmaceuticals, Biotechnology & Life Sciences	52,988	—	—	52,988
Real Estate Management & Development	1,164,836	—	—	1,164,836
Software & Services	236,311	—	—	236,311
Technology Hardware & Equipment	683,511	—	—	683,511
Telecommunication Services	0	—	—	0
Transportation	1,077,623	—	—	1,077,623
Utilities	2,074,839	—	—	2,074,839
Preferred Securities *	3,135,147	—	—	3,135,147
Rights *	1,599	—	—	1,599
Money Market Fund	32,288	—	—	32,288
Total Investments	$22,052,621	$307,980	$728	$22,361,329

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK CHINA SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30 , 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 94.0%
Food, Beverage & Tobacco: 3.9%
WUS Printed Circuit Kunshan Co. Ltd.	384,000	$8,724,028

Semiconductors & Semiconductor Equipment: 68.5%
Advanced Micro-Fabrication Equipment, Inc.	192,383	13,383,589
Bestechnic Shanghai Co. Ltd.	45,888	1,136,749
Biwin Storage Technology Co. Ltd.	128,256	9,503,942
Cambricon Technologies Corp. Ltd.	81,408	19,268,441
GigaDevice Semiconductor, Inc.	115,200	14,018,704
Hangzhou Chang Chuan Technology Co. Ltd.	134,400	6,817,259
Hangzhou Silan Microelectronics Co. Ltd. *	454,400	3,685,834
Hygon Information Technology Co. Ltd.	301,023	16,534,596
Ingenic Semiconductor Co. Ltd.	115,200	4,264,728
JCET Group Co. Ltd.	486,400	7,497,859
Montage Technology Co. Ltd.	216,703	10,005,976
NAURA Technology Group Co. Ltd.	96,000	12,585,730
	Number of Shares	Value
Semiconductors & Semiconductor Equipment (continued)
OmniVision Integrated Circuits Group, Inc.	326,400	$4,583,749
Piotech, Inc.	1,201	147,206
Rockchip Electronics Co. Ltd.	115,200	3,215,279
TongFu Microelectronics Co. Ltd.	409,600	4,619,613
Unigroup Guoxin Microelectronics Co. Ltd.	230,400	3,030,862
Verisilicon Microelectronics Shanghai Co. Ltd. *	143,040	7,927,181
Yuanjie Semiconductor Technology Co. Ltd.	33,408	9,455,755
		151,683,052
Technology Hardware & Equipment: 21.6%
Avary Holding Shenzhen Co. Ltd.	447,921	7,013,949
Eoptolink Technology, Inc. Ltd.	159,939	14,503,979
Hgtech Co. Ltd.	275,200	7,562,314
Suzhou Dongshan Precision Manufacturing Co. Ltd. *	262,302	10,263,329
Victory Giant Technology Huizhou Co. Ltd.	166,400	8,581,765
		47,925,336
Total Common Stocks (Cost: $204,095,181)		208,332,416

Total Investments: 94.0% (Cost: $204,095,181)		208,332,416
Other assets less liabilities: 6.0%		13,360,070
NET ASSETS: 100.0%		$221,692,486

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$208,332,416	$—	$208,332,416

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK CHINEXT INNOVATORS ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Automobiles & Components: 0.5%
Fulin Precision Co. Ltd.	134,800	$400,785
Zhejiang Sling Intelligent Drive Group Co. Ltd.	19,100	259,158
		659,943
Capital Goods: 25.1%
Beijing Easpring Material Technology Co. Ltd.	51,600	366,703
CNGR Advanced Material Co. Ltd.	53,900	349,078
Contemporary Amperex Technology Co. Ltd.	336,000	19,524,050
Eve Energy Co. Ltd.	183,600	1,767,719
Ginlong Technologies Co. Ltd.	28,300	377,563
Guangdong Dtech Technology Co. Ltd.	8,400	687,156
Hunan Yuneng New Energy Battery Material Co. Ltd.	57,100	640,336
JL Mag Rare-Earth Co. Ltd.	87,000	398,023
Ningbo Zhenyu Technology Co. Ltd.	17,300	341,950
Qingdao TGOOD Electric Co. Ltd.	92,700	519,023
RoboTechnik Intelligent Technology Co. Ltd.	13,400	1,235,403
Shenzhen Han’s CNC Technology Co. Ltd.	8,800	470,996
Shenzhen Inovance Technology Co. Ltd.	258,100	2,529,976
Siasun Robot & Automation Co. Ltd. *	155,400	444,089
Sungrow Power Supply Co. Ltd.	190,080	4,458,078
Sunwoda Electronic Co. Ltd.	174,100	489,585
Suzhou Kematek, Inc.	19,124	511,726
Wuxi Lead Intelligent Equipment Co. Ltd.	140,600	848,202
Zhejiang Changsheng Sliding Bearings Co. Ltd.	17,100	153,954
		36,113,610

Consumer Durables & Apparel: 0.1%
Huali Industrial Group Co. Ltd.	24,000	105,361

Consumer Services: 0.1%
Songcheng Performance Development Co. Ltd.	205,400	176,076

Financial Services: 4.8%
Beijing Compass Technology Development Co. Ltd.	48,365	655,885
East Money Information Co. Ltd.	1,650,200	4,972,871
Hithink RoyalFlush Information Network Co. Ltd.	36,660	1,308,151
		6,936,907
Food, Beverage & Tobacco: 1.3%
Fujian Wanchen Food Group Co. Ltd.	12,000	307,006
Gambol Pet Group Co. Ltd.	11,800	70,690
	Number of Shares	Value
Food, Beverage & Tobacco (continued)
Wens Foodstuff Group Co. Ltd.	713,400	$1,297,042
Yihai Kerry Arawana Holdings Co. Ltd.	72,000	246,941
		1,921,679
Health Care Equipment & Services: 2.4%
Aier Eye Hospital Group Co. Ltd.	572,500	698,104
Intco Medical Technology Co. Ltd.	54,100	312,183
Lepu Medical Technology Beijing Co. Ltd.	151,800	265,947
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	78,000	1,564,049
Shenzhen New Industries Biomedical Engineering Co. Ltd.	45,799	283,775
Winner Medical Co. Ltd.	22,940	94,804
Winning Health Technology Group Co. Ltd.*	226,400	226,211
		3,445,073
Materials: 6.5%
Anhui Tongguan Copper Foil Group Co. Ltd.	30,400	746,196
Canmax Technologies Co. Ltd. *	73,200	1,012,716
Chongqing Polycomp International Corp. *	142,500	987,477
Hubei Dinglong Co. Ltd.	88,800	1,394,153
Hubei Feilihua Quartz Glass Co. Ltd. *	54,800	1,088,346
Jiangsu Nata Opto-electronic Material Co. Ltd.	75,100	1,029,989
Shandong Sinocera Functional Material Co. Ltd.	108,100	1,653,965
Shenzhen Capchem Technology Co. Ltd.	62,100	853,199
Sunresin New Materials Co. Ltd.	33,400	290,756
Weihai Guangwei Composites Co. Ltd.	69,100	293,032
		9,349,829
Media & Entertainment: 1.5%
Beijing Enlight Media Co. Ltd.	179,500	293,871
Bluefocus Intelligent Communications Group Co. Ltd.	461,800	944,922
Kunlun Tech Co. Ltd. *	113,200	678,573
Mango Excellent Media Co. Ltd.	79,200	171,326
		2,088,692
Pharmaceuticals, Biotechnology & Life Sciences: 1.4%
Chongqing Zhifei Biological Products Co. Ltd.*	144,400	249,339
CSPC Innovation Pharmaceutical Co. Ltd. *	47,200	190,032
Hangzhou Tigermed Consulting Co. Ltd. *	67,500	478,998
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. *	84,500	292,667

See Notes to Financial Statements

VANECK CHINEXT INNOVATORS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Imeik Technology Development Co. Ltd.	17,220	$221,585
Pharmaron Beijing Co. Ltd.	125,800	538,008
Yili Chuanning Biotechnology Co. Ltd.	82,000	96,155
		2,066,784
Semiconductors & Semiconductor Equipment: 8.2%
All Winner Technology Co. Ltd.	91,820	537,332
Goke Microelectronics Co. Ltd. *	19,900	872,386
Hangzhou Chang Chuan Technology Co. Ltd.	58,300	2,957,189
Ingenic Semiconductor Co. Ltd.	45,700	1,691,824
Konfoong Materials International Co. Ltd.	26,400	1,441,435
SG Micro Corp.	53,070	1,129,971
Shenzhen SC New Energy Technology Corp.	34,700	363,264
Sigmastar Technology Ltd.	22,700	432,717
Suzhou Maxwell Technologies Co. Ltd.	19,913	834,875
Yangzhou Yangjie Electronic Technology Co. Ltd.	37,000	865,815
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	78,400	702,004
		11,828,812
Software & Services: 3.2%
Beijing Sinnet Technology Co. Ltd.	183,700	339,355
Beijing Ultrapower Software Co. Ltd.	241,400	278,948
Empyrean Technology Co. Ltd.	26,200	462,451
Isoftstone Information Technology Group Co. Ltd.	80,500	506,655
Jiangsu Hoperun Software Co. Ltd.	97,700	556,782
Range Intelligent Computing Technology Group Co. Ltd.	88,300	1,093,855
Sangfor Technologies, Inc.	31,900	456,146
	Number of Shares	Value
Software & Services (continued)
Thunder Software Technology Co. Ltd.	44,900	$411,527
Wangsu Science & Technology Co. Ltd.	280,500	541,606
		4,647,325
Technology Hardware & Equipment: 44.7%
Advanced Fiber Resources Zhuhai Ltd.	16,700	947,937
Anker Innovations Technology Co. Ltd.	28,380	438,509
Chaozhou Three-Circle Group Co. Ltd.	160,800	4,017,562
Eoptolink Technology, Inc. Ltd.	160,396	14,545,422
EverProX Technologies Co. Ltd.	29,400	1,220,715
Lens Technology Co. Ltd.	249,200	1,987,149
Maxscend Microelectronics Co. Ltd. *	44,300	718,924
Ruijie Networks Co. Ltd.	17,340	207,849
Shanghai Huace Navigation Technology Ltd.	64,800	272,232
Shannon Semiconductor Technology Co. Ltd.	43,100	1,940,993
Sharetronic Data Technology Co. Ltd.	40,767	2,062,403
Shenzhen Everwin Precision Technology Co. Ltd. *	121,200	500,966
Shenzhen Longsys Electronics Co. Ltd.	29,996	3,157,279
Shenzhen Sunway Communication Co. Ltd.	102,900	1,821,686
Suzhou TFC Optical Communication Co. Ltd.	80,170	3,648,562
Victory Giant Technology Huizhou Co. Ltd.	78,400	4,043,332
Wuhan Jingce Electronic Group Co. Ltd.	24,800	1,168,768
Yealink Network Technology Corp. Ltd.	60,800	303,906
Zhongji Innolight Co. Ltd.	111,478	21,218,580
		64,222,774
Total Common Stocks (Cost: $92,116,337)		143,562,865

Total Investments: 99.8% (Cost: $92,116,337)		143,562,865
Other assets less liabilities: 0.2%		244,444
NET ASSETS: 100.0%		$143,807,309

Footnotes:

*	Non-income producing

See Notes to Financial Statements

VANECK CHINEXT INNOVATORS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Advanced Materials	$—	$19,524,050	$—	$19,524,050
Automobiles & Components	—	659,943	—	659,943
Capital Goods	—	16,589,560	—	16,589,560
Consumer Durables & Apparel	—	105,361	—	105,361
Consumer Services	—	176,076	—	176,076
Financial Services	—	6,936,907	—	6,936,907
Food, Beverage & Tobacco	—	1,921,679	—	1,921,679
Health Care Equipment & Services	312,183	3,132,890	—	3,445,073
Materials	—	9,349,829	—	9,349,829
Media & Entertainment	—	2,088,692	—	2,088,692
Pharmaceuticals, Biotechnology & Life Sciences	—	2,066,784	—	2,066,784
Semiconductors & Semiconductor Equipment	—	11,828,812	—	11,828,812
Software & Services	—	4,647,325	—	4,647,325
Technology Hardware & Equipment	—	64,222,774	—	64,222,774
Total Investments	$312,183	$143,250,682	$—	$143,562,865

See Notes to Financial Statements

VANECK CMCI COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 99.4%
United States Treasury Obligations: 97.7%
United States Treasury Bills (y)
3.53%, 07/09/26	$20		$19,984
3.55%, 08/13/26	125		124,456
3.55%, 08/20/26	125		124,363
3.57%, 07/23/26	175		174,617
3.57%, 08/27/26 #	325		323,113
3.62%, 09/17/26	125		124,014
3.63%, 10/01/26 #	300		297,140
3.63%, 10/29/26 #	250		246,870
3.63%, 11/05/26	125		123,346
3.65%, 10/15/26	100		98,913
	Par (000’s	)	Value
United States Treasury Obligations (continued)
3.65%, 11/19/26 #	$225		$221,684
3.68%, 08/06/26 #	300		298,918
3.69%, 11/27/26	40		39,377
3.70%, 09/03/26 #	175		173,865
3.70%, 12/03/26 #	170		167,232
3.73%, 12/10/26	125		122,863
			2,680,755

	Number of Shares		Value
Money Market Fund: 1.7%
Invesco Treasury Portfolio - Institutional Class 3.56%(a)	46,829		46,829

Total Short-Term Investments: 99.4% (Cost: $2,728,470)			2,727,584
Other assets less liabilities: 0.6%			17,762
NET ASSETS: 100.0%			$2,745,346

Total Return Swap Contracts
Long Exposure

Reference Obligation	Notional Amount	Counterparty	Rate paid by the Fund	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Constant Maturity Commodity Index Total Return	$2,714,000	UBS	4.08%(b)	Monthly	07/23/26	$29,995

Footnotes:

#	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $565,284.
(a)	The rate shown is the 7-day yield as of June 30, 2026.
(b)	The rate shown reflects the rate in effect at June 30, 2026: Secured Overnight Financing Rate + 0.40%.
(y)	The rate shown is the calculated yield to maturity.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$2,680,755	$—	$2,680,755
Money Market Fund	46,829	—	—	46,829
Total Investments	$46,829	$2,680,755	$—	$2,727,584
Other Financial Instruments:
Assets
Total Return Swap Contracts	$—	$29,995	$—	$29,995

See Notes to Financial Statements

VANECK COPPER AND ELECTRIFICATION METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 6.6%
IGO Ltd. *	44,919	$231,331
Iluka Resources Ltd.	32,831	161,746
Liontown Ltd. *	177,318	209,158
Lynas Rare Earths Ltd. *	50,791	637,732
PLS Group Ltd. *	188,266	660,158
Sandfire Resources Ltd. *	26,045	350,174
		2,250,299
Brazil: 0.5%
ERO Copper Corp. (USD) *	6,477	173,260

Canada: 12.8%
Capstone Copper Corp. *	59,507	546,521
Hudbay Minerals, Inc. (USD)	29,962	707,403
Ivanhoe Mines Ltd. *	46,721	365,865
Lithium Americas Corp. (USD) *	27,101	104,339
NGEx Minerals Ltd. * †	11,519	206,063
Teck Resources Ltd. (USD)	37,331	2,219,701
Trekor Metals Ltd. (USD) *	29,199	200,889
		4,350,781
Chile: 4.4%
Lundin Mining Corp. (CAD)	46,952	1,143,726
Sociedad Quimica y Minera de Chile SA (ADR)	5,069	375,309
		1,519,035
China: 16.1%
Baiyin Nonferrous Group Co. Ltd.	197,100	148,661
Beijing Easpring Material Technology Co. Ltd.	13,500	95,940
Chengxin Lithium Group Co. Ltd. *	24,400	161,906
China Nonferrous Mining Corp. Ltd. (HKD)	114,000	165,627
China Northern Rare Earth Group High-Tech Co. Ltd.	96,168	684,593
China Rare Earth Resources And Technology Co. Ltd. *	28,200	231,418
Ganfeng Lithium Group Co. Ltd.	32,220	312,029
GEM Co. Ltd.	135,200	132,303
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd.	47,200	233,487
Jiangsu Boqian New Materials Stock Co. Ltd.	7,000	281,983
Jiangxi Copper Co. Ltd.	55,203	356,149
Jinduicheng Molybdenum Co. Ltd.	80,200	334,199
MMG Ltd. (HKD) *	358,400	321,493
Shenghe Resources Holding Co. Ltd.	46,600	205,910
Tianqi Lithium Corp. *	39,300	356,590
Tongling Nonferrous Metals Group Co. Ltd.	296,700	280,736
Western Mining Co. Ltd.	63,500	255,786
Yunnan Chihong Zinc&Germanium Co. Ltd.	134,200	240,848
Yunnan Copper Co. Ltd.	53,400	126,204
	Number of Shares	Value
China (continued)
Yunnan Tin Co. Ltd.	43,785	$277,880
Zhejiang Huayou Cobalt Co. Ltd.	50,130	358,678
		5,562,420
Germany: 1.4%
Aurubis AG	2,308	478,679

Indonesia: 1.2%
Amman Mineral Internasional PT *	1,348,300	236,504
Merdeka Copper Gold Tbk PT *	1,213,300	165,992
		402,496
Japan: 3.1%
Mitsubishi Materials Corp.	8,400	225,653
Sumitomo Metal Mining Co. Ltd.	17,900	830,570
		1,056,223
Liechtenstein: 5.0%
Antofagasta PLC (GBP)	34,040	1,728,678

Mexico: 10.8%
Grupo Mexico SAB de CV	210,500	2,388,125
Southern Copper Corp. (USD)	7,404	1,290,221
		3,678,346
Poland: 2.6%
KGHM Polska Miedz SA	9,916	877,020

Russia: 0.0%
GMK Norilskiy Nickel PAO *∞	440,500	0
GMK Norilskiy Nickel PAO (ADR) *∞	2	0
		0
South Africa: 14.9%
Anglo American PLC (GBP)	55,211	2,709,865
Impala Platinum Holdings Ltd.	64,853	680,915
Northam Platinum Holdings Ltd.	26,566	383,536
Sibanye Stillwater Ltd. (ADR)	42,068	357,157
Valterra Platinum Ltd.	15,032	1,009,639
		5,141,112
Sweden: 3.7%
Boliden AB	22,446	1,270,663

United Kingdom: 0.9%
Johnson Matthey PLC	12,051	302,809

United States: 13.0%
Albemarle Corp.	7,640	1,031,629
Freeport-McMoRan, Inc.	44,340	2,788,542
MP Materials Corp. * †	10,899	610,453
		4,430,624
Zambia: 3.0%
First Quantum Minerals Ltd. (CAD) *	37,665	1,028,470

Total Common Stocks (Cost: $30,187,563)		34,250,915

See Notes to Financial Statements

VANECK COPPER AND ELECTRIFICATION METALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $31,097)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	31,097	$31,097
Total Investments: 100.1% (Cost: $30,218,660)		34,282,012
Liabilities in excess of other assets: (0.1)%		(42,293)
NET ASSETS: 100.0%		$34,239,719

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $638,507.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,250,299	$—	$2,250,299
Brazil	173,260	—	—	173,260
Canada	4,350,781	—	—	4,350,781
Chile	1,519,035	—	—	1,519,035
China	—	5,562,420	—	5,562,420
Germany	—	478,679	—	478,679
Indonesia	—	402,496	—	402,496
Japan	—	1,056,223	—	1,056,223
Liechtenstein	—	1,728,678	—	1,728,678
Mexico	3,678,346	—	—	3,678,346
Poland	—	877,020	—	877,020
Russia	—	—	0	0
South Africa	357,157	4,783,955	—	5,141,112
Sweden	—	1,270,663	—	1,270,663
United Kingdom	—	302,809	—	302,809
United States	4,430,624	—	—	4,430,624
Zambia	1,028,470	—	—	1,028,470
Money Market Fund	31,097	—	—	31,097
Total Investments	$15,568,770	$18,713,242	$0	$34,282,012

See Notes to Financial Statements

VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.5%
Capital Goods: 1.6%
IndiaMart InterMesh Ltd. 144A	4,762	$96,037
Zen Technologies Ltd.	7,785	146,119
		242,156
Commercial & Professional Services: 2.5%
Computer Age Management Services Ltd.	43,636	368,082

Consumer Discretionary Distribution & Retail: 6.6%
Cartrade Tech Ltd.*	7,759	221,279
FSN E-Commerce Ventures Ltd.*	231,686	761,157
		982,436
Consumer Durables & Apparel: 4.4%
Dixon Technologies India Ltd.	5,292	667,574

Consumer Services: 14.9%
Eternal Ltd.*	394,366	1,105,310
MakeMyTrip Ltd. *	8,078	430,477
Swiggy Ltd.*	278,783	705,969
		2,241,756
Energy: 8.0%
Reliance Industries Ltd. 144A (GDR)	21,530	1,194,712

Financial Services: 21.5%
Angel One Ltd.	112,336	393,357
Billionbrains Garage Ventures Ltd. 144A *	309,101	661,182
Indian Energy Exchange Ltd. 144A	76,884	101,758
	Number of Shares	Value
Financial Services (continued)
Jio Financial Services Ltd.	381,518	$954,969
Kfin Technologies Ltd.	17,921	166,813
One 97 Communications Ltd. *	57,014	689,032
SBI Cards & Payment Services Ltd.	41,862	262,683
		3,229,794
Insurance: 6.2%
PB Fintech Ltd.*	53,696	925,138

Media & Entertainment: 5.4%
Affle 3i Ltd.*	11,149	167,601
Info Edge India Ltd.	62,594	648,211
		815,812
Software & Services: 1.6%
Tata Technologies Ltd.	32,153	232,696

Technology Hardware & Equipment: 3.6%
Kaynes Technology India Ltd.*	5,544	183,613
Redington Ltd.	92,168	270,156
Tejas Networks Ltd. 144A*	14,703	95,425
		549,194
Telecommunication Services: 24.2%
Bharti Airtel Ltd.	60,883	1,192,651
Bharti Hexacom Ltd.	13,197	207,015
HFCL Ltd.	175,066	396,079
Indus Towers Ltd. *	179,848	744,413
Tata Communications Ltd.	20,561	428,422
Vodafone Idea Ltd.*	4,379,993	670,008
		3,638,588
Total Common Stocks (Cost: $12,981,600)		15,087,938

Total Investments: 100.5% (Cost: $12,981,600)		15,087,938
Liabilities in excess of other assets: (0.5)%		(75,712)
NET ASSETS: 100.0%		$15,012,226

Definitions:

GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,149,114, or 14.3% of net assets.

See Notes to Financial Statements

VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Capital Goods	$—	$242,156	$—	$242,156
Commercial & Professional Services	—	368,082	—	368,082
Consumer Discretionary Distribution & Retail	—	982,436	—	982,436
Consumer Durables & Apparel	—	667,574	—	667,574
Consumer Services	430,477	1,811,279	—	2,241,756
Energy	—	1,194,712	—	1,194,712
Financial Services	—	3,229,794	—	3,229,794
Insurance	—	925,138	—	925,138
Media & Entertainment	—	815,812	—	815,812
Software & Services	—	232,696	—	232,696
Technology Hardware & Equipment	—	549,194	—	549,194
Telecommunication Services	—	3,638,588	—	3,638,588
Total Investments	$430,477	$14,657,461	$—	$15,087,938

See Notes to Financial Statements

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 13.5%
Anglogold Ashanti PLC (USD)	14,189,409	$1,147,781,294
Capricorn Metals Ltd.	13,303,618	117,763,349
Evolution Mining Ltd. †	45,437,144	375,952,485
Genesis Minerals Ltd. * †	30,858,660	113,448,351
Greatland Resources Ltd. *	18,795,653	150,733,241
Northern Star Resources Ltd.	45,267,106	599,711,269
Perseus Mining Ltd.	41,839,587	141,460,680
Ramelius Resources Ltd.	63,256,328	130,265,172
Regis Resources Ltd.	23,577,266	99,986,649
Vault Minerals Ltd.	33,517,383	98,319,186
Westgold Resources Ltd.	26,327,479	87,399,009
		3,062,820,685
Brazil: 5.6%
Wheaton Precious Metals Corp. (USD) †	11,358,221	1,275,755,383

Burkina Faso: 1.4%
IAMGOLD Corp. (USD) *	19,753,815	312,900,430

Canada: 47.4%
Agnico Eagle Mines Ltd. (USD)	15,653,989	2,428,403,314
Alamos Gold, Inc. (USD)	14,180,621	430,240,041
Artemis Gold, Inc. * †	5,802,593	127,646,821
Aya Gold & Silver, Inc. * †	5,428,256	102,768,603
B2Gold Corp. (USD) †	48,914,952	182,941,920
Barrick Mining Corp. (USD)	49,260,842	1,809,350,727
Centerra Gold, Inc. (USD)	6,538,089	103,694,091
Discovery Silver Corp. * †	28,398,317	169,739,368
DPM Metals, Inc.	6,449,141	209,372,641
Endeavour Silver Corp. (USD) * †	10,743,506	88,956,230
Equinox Gold Corp. (USD) †	29,635,778	288,059,762
First Majestic Silver Corp. (USD) †	19,139,060	324,598,458
Fortuna Mining Corp. (USD) * †	11,179,008	94,462,618
Franco-Nevada Corp. (USD) †	5,342,287	1,113,546,302
G Mining Ventures Corp. * †	6,822,408	199,707,210
K92 Mining, Inc. *	8,069,662	126,611,930
Kinross Gold Corp. (USD) †	42,352,093	1,000,356,437
Lundin Gold, Inc. †	4,287,158	231,196,799
LunR Royalties Corp. * †	959,757	12,785,485
OceanaGold Corp. (USD)	8,593,692	215,529,795
OR Royalties, Inc. (USD) †	5,220,500	165,124,415
Pan American Silver Corp. (USD)	15,114,921	676,997,312
Seabridge Gold, Inc. (USD) * †	3,496,393	89,997,156
Silvercorp Metals, Inc. (USD) †	8,559,532	86,451,273
Skeena Resources Ltd. (USD) * †	3,994,129	106,483,479
SSR Mining, Inc. (USD) *	6,742,471	190,677,080
Torex Gold Resources, Inc.	2,916,279	116,034,502
Wesdome Gold Mines Ltd. * †	5,633,698	96,691,134
		10,788,424,903
	Number of Shares	Value
China: 1.4%
Zhaojin Mining Industry Co. Ltd. (HKD)	69,318,000	$146,611,682
Zijin Gold International Co. Ltd. (HKD)	15,763,300	180,159,985
		326,771,667
Colombia: 0.5%
Aris Mining Corp. (USD) * †	8,101,118	120,787,669

Indonesia: 0.9%
Amman Mineral Internasional PT *	642,697,800	112,735,107
Bumi Resources Minerals Tbk PT *	3,051,942,100	81,783,253
		194,518,360
Ivory Coast: 0.6%
Montage Gold Corp. (CAD) * †	12,035,134	136,829,400

Mexico: 3.2%
Fresnillo PLC (GBP)	7,775,922	283,348,377
Industrias Penoles SAB de CV †	7,885,338	344,894,835
Orla Mining Ltd. (USD)	9,492,970	92,936,177
		721,179,389
Peru: 1.1%
Cia de Minas Buenaventura SAA (ADR)	6,106,851	178,869,666
Hochschild Mining PLC (GBP)	12,338,030	75,837,492
		254,707,158
South Africa: 5.1%
Gold Fields Ltd. (ADR)	27,566,407	925,955,611
Harmony Gold Mining Co. Ltd. (ADR) †	16,125,863	245,274,376
		1,171,229,987
Turkiye: 1.3%
Eldorado Gold Corp. (USD) †	9,578,453	297,794,104

United Kingdom: 1.4%
Endeavour Mining PLC	6,446,045	315,924,102

United States: 16.6%
Aura Minerals, Inc. †	1,621,350	102,063,982
Coeur Mining, Inc.	33,181,007	541,514,034
Hecla Mining Co.	20,370,372	314,314,840
Newmont Corp.	25,378,960	2,370,394,864
Royal Gold, Inc.	2,220,621	443,258,158
		3,771,545,878
Total Common Stocks (Cost: $16,191,263,833)		22,751,189,115

See Notes to Financial Statements

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $96,444,322)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	96,444,322	$96,444,322
Total Investments: 100.4% (Cost: $16,287,708,155)		22,847,633,437
Liabilities in excess of other assets: (0.4)%		(83,193,932)
NET ASSETS: 100.0%		$22,764,439,505

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $543,442,250.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$1,147,781,294	$1,915,039,391	$—	$3,062,820,685
Brazil	1,275,755,383	—	—	1,275,755,383
Burkina Faso	312,900,430	—	—	312,900,430
Canada	10,788,424,903	—	—	10,788,424,903
China	—	326,771,667	—	326,771,667
Colombia	120,787,669	—	—	120,787,669
Indonesia	—	194,518,360	—	194,518,360
Ivory Coast	136,829,400	—	—	136,829,400
Mexico	437,831,012	283,348,377	—	721,179,389
Peru	178,869,666	75,837,492	—	254,707,158
South Africa	1,171,229,987	—	—	1,171,229,987
Turkiye	297,794,104	—	—	297,794,104
United Kingdom	—	315,924,102	—	315,924,102
United States	3,771,545,878	—	—	3,771,545,878
Money Market Fund	96,444,322	—	—	96,444,322
Total Investments	$19,736,194,048	$3,111,439,389	$—	$22,847,633,437

See Notes to Financial Statements

VANECK INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.6%
Automobiles & Components: 8.8%
Banco Products India Ltd.	23,616	$167,579
Eicher Motors Ltd.	57,573	4,311,266
Hero MotoCorp Ltd.	64,404	3,268,927
Pricol Ltd.	38,860	247,744
SJS Enterprises Ltd.	12,484	293,306
SPR Auto Technologies Ltd.	7,223	320,371
		8,609,193
Banks: 18.6%
Bank of Baroda	1,010,867	2,912,986
Bank of India	678,546	1,008,128
Bank of Maharashtra	1,078,709	1,044,046
Canara Bank	1,769,143	2,349,825
IDBI Bank Ltd.	3,317,228	2,933,926
Indian Bank	187,687	1,621,123
Jammu & Kashmir Bank Ltd.	210,240	343,980
State Bank of India	390,102	4,238,131
Union Bank of India Ltd.	1,039,424	1,896,913
		18,349,058
Capital Goods: 24.7%
Balu Forge Industries Ltd.	22,413	110,842
Bharat Electronics Ltd.	936,372	4,081,030
Data Patterns India Ltd.	11,627	554,169
Engineers India Ltd.	147,720	376,272
Force Motors Ltd.	2,579	508,153
Garden Reach Shipbuilders & Engineers Ltd.	13,998	404,264
GE Vernova T&D India Ltd.	61,411	3,221,320
HBL Engineering Ltd.	55,754	479,592
Hindustan Aeronautics Ltd.	94,162	4,364,688
IndiaMart InterMesh Ltd. 144A	14,689	296,239
Interarch Building Solutions Ltd.	3,491	71,215
KRN Heat Exchanger And Refrigeration Ltd. *	8,405	111,617
Polycab India Ltd.	39,510	4,166,531
Quality Power Electrical Equipments Ltd.	9,698	125,480
Shaily Engineering Plastics Ltd.	11,205	343,447
Shakti Pumps India Ltd.	28,989	179,488
Suzlon Energy Ltd. *	5,721,410	3,568,905
TD Power Systems Ltd.	62,316	819,481
Transformers & Rectifiers India Ltd. *	54,467	203,215
Transrail Lighting Ltd.	16,157	87,576
Voltamp Transformers Ltd.	3,227	354,782
		24,428,306
Commercial & Professional Services: 1.0%
BLS International Services Ltd.	56,861	150,871
eClerx Services Ltd.	21,155	296,794
International Gemological Institute Ltd.	50,596	190,051
Sagility Ltd.	771,667	321,542
		959,258
	Number of Shares	Value
Consumer Discretionary Distribution & Retail: 5.5%
Trent Ltd.	153,790	$5,341,887
V2 Retail Ltd.*	74,074	178,077
		5,519,964
Consumer Durables & Apparel: 0.2%
SKY Gold and Diamonds Ltd.*	38,576	217,493

Financial Services: 16.7%
Aditya Birla Sun Life Asset Management Co. Ltd.	33,152	404,860
Authum Investment & Infrastucture Ltd. *	45,376	252,012
BSE Ltd. *	151,671	6,209,869
HDFC Asset Management Co. Ltd. 144A	107,205	3,009,728
Kfin Technologies Ltd.	47,681	443,826
Multi Commodity Exchange of India Ltd.	106,706	3,207,726
Muthoot Finance Ltd.	57,411	1,823,144
Nippon Life India Asset Management Ltd. 144A	91,705	1,128,229
		16,479,394
Food, Beverage & Tobacco: 0.1%
Piccadily Agro Industries Ltd.*	12,589	75,365

Health Care Equipment & Services: 1.6%
Inventurus Knowledge Solutions Ltd.*	76,439	1,357,632
Yatharth Hospital & Trauma Care Services Ltd.*	20,981	190,579
		1,548,211
Household & Personal Products: 0.6%
Bajaj Consumer Care Ltd.*	37,147	235,371
Cupid Ltd.*	181,022	363,910
		599,281
Materials: 6.6%
Chambal Fertilisers and Chemicals Ltd.	79,261	392,288
Hindustan Copper Ltd.	174,306	927,687
Lloyds Metals & Energy Ltd.	51,235	981,704
National Aluminium Co. Ltd.	418,255	1,506,961
NMDC Ltd.	1,784,161	1,607,801
Pondy Oxides & Chemicals Ltd.	8,529	124,146
Sharda Cropchem Ltd.	12,684	118,081
Welspun Corp. Ltd.	59,400	956,180
		6,614,848
Media & Entertainment: 0.2%
Tips Music Ltd.	23,289	154,674

Pharmaceuticals, Biotechnology & Life Sciences: 7.8%
Acutaas Chemicals Ltd.	25,507	952,335
Ajanta Pharma Ltd.	21,071	762,673
Lupin Ltd.	121,491	3,105,222
Natco Pharma Ltd.	40,647	400,321
SAI Life Sciences Ltd. 144A *	62,796	818,532
Senores Pharmaceuticals Ltd. *	10,213	143,651
Zydus Lifesciences Ltd.	124,610	1,465,413
		7,648,147

See Notes to Financial Statements

VANECK INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Real Estate Management & Development: 0.0%
Genus Prime Infra Ltd.	7,611	$2,519

Semiconductors & Semiconductor Equipment: 2.2%
Premier Energies Ltd. 144A	59,416	661,249
WAAREE Energies Ltd.	43,949	1,373,496
Websol Energy System Ltd.*	110,306	118,553
		2,153,298
Software & Services: 0.1%
Zaggle Prepaid Ocean Services Ltd.*	29,744	65,158

Technology Hardware & Equipment: 1.1%
Netweb Technologies India Ltd.	10,610	510,465
Syrma SGS Technology Ltd.	39,485	584,761
		1,095,226
Telecommunication Services: 4.7%
Bharti Airtel Ltd.	234,470	4,593,088

Transportation: 0.1%
Knowledge Marine & Engineering Works Ltd.*	3,940	95,612

Total Common Stocks (Cost: $78,322,693)		99,208,093

Total Investments: 100.6% (Cost: $78,322,693)		99,208,093
Liabilities in excess of other assets: (0.6)%		(637,874)
NET ASSETS: 100.0%		$98,570,219

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,913,977, or 6.0% of net assets.

See Notes to Financial Statements

VANECK INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$8,609,193	$—	$8,609,193
Banks	—	18,349,058	—	18,349,058
Capital Goods	—	24,428,306	—	24,428,306
Commercial & Professional Services	—	959,258	—	959,258
Consumer Discretionary Distribution & Retail	—	5,519,964	—	5,519,964
Consumer Durables & Apparel	—	217,493	—	217,493
Financial Services	—	16,479,394	—	16,479,394
Food, Beverage & Tobacco	—	75,365	—	75,365
Health Care Equipment & Services	—	1,548,211	—	1,548,211
Household & Personal Products	—	599,281	—	599,281
Materials	—	6,614,848	—	6,614,848
Media & Entertainment	—	154,674	—	154,674
Pharmaceuticals, Biotechnology & Life Sciences	—	7,648,147	—	7,648,147
Real Estate Management & Development	2,519	—	—	2,519
Semiconductors & Semiconductor Equipment	—	2,153,298	—	2,153,298
Software & Services	—	65,158	—	65,158
Technology Hardware & Equipment	—	1,095,226	—	1,095,226
Telecommunication Services	—	4,593,088	—	4,593,088
Transportation	—	95,612	—	95,612
Total Investments	$2,519	$99,205,574	$—	$99,208,093

See Notes to Financial Statements

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Banks: 26.3%
Bank Central Asia Tbk PT	7,455,500	$2,323,175
Bank Jago Tbk PT *	1,059,000	57,139
Bank Mandiri Persero Tbk PT	8,652,104	1,866,146
Bank Negara Indonesia Persero Tbk PT	4,116,164	730,587
Bank Rakyat Indonesia Persero Tbk PT	14,626,133	2,239,462
		7,216,509
Capital Goods: 12.1%
Astra International Tbk PT	5,727,900	1,447,993
Jardine Cycle & Carriage Ltd.	16,788	349,804
Jardine Matheson Holdings Ltd.	21,600	1,332,021
Vktr Teknologi Mobilitas Tbk PT*	7,551,900	199,959
		3,329,777
Consumer Discretionary Distribution & Retail: 0.7%
Mitra Adiperkasa Tbk PT	2,301,700	196,948

Consumer Staples Distribution & Retail: 1.5%
Sumber Alfaria Trijaya Tbk PT	5,522,700	425,065

Energy: 12.3%
Adaro Andalan Indonesia PT	418,700	182,069
AKR Corporindo Tbk PT	2,044,900	138,385
Alamtri Resources Indonesia Tbk PT	3,742,400	474,344
Banpu PCL (NVDR)	2,608,329	423,246
Bukit Asam Persero Tbk PT	1,108,400	141,745
Bumi Resources Tbk PT *	56,742,200	423,156
Dian Swastatika Sentosa Tbk PT *	10,902,300	490,685
Energi Mega Persada Tbk PT *	4,696,800	267,938
Indo Tambangraya Megah Tbk PT	111,900	137,841
Petrindo Jaya Kreasi Tbk PT *	5,089,900	152,939
United Tractors Tbk PT	432,769	556,694
		3,389,042
Financial Services: 0.2%
Indokripto Koin Semesta Tbk PT*	1,789,400	59,547

Food, Beverage & Tobacco: 8.1%
Charoen Pokphand Indonesia Tbk PT	1,763,300	335,303
First Pacific Co. Ltd.	567,250	348,019
First Resources Ltd.	122,700	295,023
Golden Agri-Resources Ltd.	1,830,200	382,043
Indofood CBP Sukses Makmur Tbk PT	627,000	238,632
Indofood Sukses Makmur Tbk PT	1,242,300	464,745
Japfa Comfeed Indonesia Tbk PT	1,493,200	162,694
		2,226,459
	Number of Shares	Value
Health Care Equipment & Services: 0.9%
Medikaloka Hermina Tbk PT	2,739,300	$124,862
Mitra Keluarga Karyasehat Tbk PT	1,377,397	130,190
		255,052
Household & Personal Products: 0.6%
Unilever Indonesia Tbk PT	1,619,300	163,671

Materials: 21.9%
Alamtri Minerals Indonesia Tbk PT	1,735,300	131,225
Amman Mineral Internasional PT *	4,309,400	755,908
Aneka Tambang Tbk	2,380,000	348,286
Avia Avian Tbk PT	4,382,800	76,478
Barito Pacific Tbk PT *	7,693,148	558,928
Bumi Resources Minerals Tbk PT *	20,461,800	548,317
Chandra Asri Pacific Tbk PT	3,672,036	339,752
Darma Henwa Tbk PT *	7,483,800	119,955
Impack Pratama Industri Tbk PT *	4,039,700	314,901
Indah Kiat Pulp & Paper Tbk PT *	650,200	259,184
Indocement Tunggal Prakarsa Tbk PT	397,900	92,952
Lygend Resources & Technology Co. Ltd.-H †	71,600	134,747
Merdeka Battery Materials Tbk PT *	11,307,200	294,732
Merdeka Copper Gold Tbk PT *	3,878,095	530,564
Merdeka Gold Resources Tbk PT *	1,542,400	485,471
Nanshan Aluminium International Holdings Ltd. †	38,600	123,376
Nickel Industries Ltd. *	602,041	399,199
Pabrik Kertas Tjiwi Kimia Tbk PT *	352,400	107,677
Petrosea Tbk PT *	856,200	179,648
Semen Indonesia Persero Tbk PT	936,162	74,315
Vale Indonesia Tbk PT	626,300	145,969
		6,021,584
Media & Entertainment: 0.7%
Elang Mahkota Teknologi Tbk PT	3,476,400	94,964
MD Entertainment Tbk PT*	1,016,700	89,381
		184,345
Pharmaceuticals, Biotechnology & Life Sciences: 0.9%
Kalbe Farma Tbk PT	5,563,700	239,395

Real Estate Management & Development: 1.5%
Bumi Serpong Damai Tbk PT*	2,036,900	62,209
Ciputra Development Tbk PT *	2,465,195	76,625
Pantai Indah Kapuk Dua Tbk PT	820,237	266,664
		405,498

See Notes to Financial Statements

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Telecommunication Services: 8.0%
Indosat Tbk PT	1,460,200	$141,711
Sarana Menara Nusantara Tbk PT	5,853,100	119,481
Telkom Indonesia Persero Tbk PT (ADR)	124,359	1,670,141
XLSMART Telecom Sejahtera Tbk PT	2,060,075	274,501
		2,205,834
Transportation: 0.4%
Jasa Marga Persero Tbk PT	636,650	96,701

Utilities: 4.1%
Barito Renewables Energy Tbk PT*	4,543,000	789,264
Chandra Daya Investasi Tbk PT	3,532,300	111,507
Perusahaan Gas Negara Persero Tbk PT	2,949,700	225,784
		1,126,555
Total Common Stocks (Cost: $47,983,213)		27,541,982

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $315)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	315	315
Total Investments: 100.2% (Cost: $47,983,528)		27,542,297
Liabilities in excess of other assets: (0.2)%		(64,952)
NET ASSETS: 100.0%		$27,477,345

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $212,046.

See Notes to Financial Statements

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$7,216,509	$—	$7,216,509
Capital Goods	1,447,993	1,881,784	—	3,329,777
Consumer Discretionary Distribution & Retail	—	196,948	—	196,948
Consumer Staples Distribution & Retail	—	425,065	—	425,065
Energy	1,282,927	2,106,115	—	3,389,042
Financial Services	59,547	—	—	59,547
Food, Beverage & Tobacco	1,012,369	1,214,090	—	2,226,459
Health Care Equipment & Services	124,862	130,190	—	255,052
Household & Personal Products	—	163,671	—	163,671
Materials	76,478	5,945,106	—	6,021,584
Media & Entertainment	—	184,345	—	184,345
Pharmaceuticals, Biotechnology & Life Sciences	—	239,395	—	239,395
Real Estate Management & Development	—	405,498	—	405,498
Telecommunication Services	1,670,141	535,693	—	2,205,834
Transportation	—	96,701	—	96,701
Utilities	—	1,126,555	—	1,126,555
Money Market Fund	315	—	—	315
Total Investments	$5,674,632	$21,867,665	$—	$27,542,297

See Notes to Financial Statements

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Automobiles & Components: 0.7%
Mobileye Global, Inc.* †	104,240	$1,009,043

Banks: 15.8%
Bank Hapoalim BM	321,925	7,416,373
Bank Leumi Le-Israel BM	364,801	8,153,868
FIBI Holdings Ltd.	10,015	897,624
First International Bank Of Israel Ltd.	21,402	1,514,020
Israel Discount Bank Ltd.	312,539	3,090,815
Mizrahi Tefahot Bank Ltd.	46,769	3,093,850
		24,166,550
Capital Goods: 6.9%
Ashtrom Group Ltd.	29,162	611,718
Elbit Systems Ltd. †	8,389	6,364,902
Electra Ltd.	17,836	673,463
Kornit Digital Ltd. *	39,432	640,770
Shapir Engineering and Industry Ltd.	54,044	815,842
Shikun & Binui Ltd. *	126,364	805,696
Stratasys Ltd.*	74,627	638,807
		10,551,198
Commercial & Professional Services: 0.4%
Hilan Ltd.	9,905	638,347

Consumer Discretionary Distribution & Retail: 1.1%
Global-e Online Ltd.*	48,081	1,669,853

Consumer Durables & Apparel: 0.4%
Delta Galil Ltd.	11,434	626,336

Consumer Services: 0.5%
Fattal Holdings 1998 Ltd.*	3,519	828,609

Consumer Staples Distribution & Retail: 1.1%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	6,258	766,464
Shufersal Ltd.	63,708	908,439
		1,674,903
Energy: 2.3%
Delek Group Ltd.	4,382	1,112,129
Energean PLC †	81,670	740,889
Oil Refineries Ltd.	1,534,233	811,028
Paz Retail And Energy Ltd.	3,317	880,927
		3,544,973
Financial Services: 3.8%
Etoro Group Ltd.*	30,872	1,218,518
Isracard Ltd.	180,556	682,193
Payoneer Global, Inc. *	135,047	961,535
Plus500 Ltd.	21,397	1,359,183
Tel Aviv Stock Exchange Ltd.	37,108	1,535,880
		5,757,309
Food, Beverage & Tobacco: 0.6%
Strauss Group Ltd.	23,723	913,478
	Number of Shares	Value
Health Care Equipment & Services: 1.4%
Inmode Ltd.*	53,678	$784,772
Novocure Ltd. *	48,409	733,396
OPKO Health, Inc.* †	438,645	657,968
		2,176,136
Insurance: 7.7%
Clal Insurance Enterprises Holdings Ltd.	24,075	1,844,362
Harel Insurance Investments & Financial Services Ltd.	41,432	2,179,963
Lemonade, Inc. *	25,045	1,629,177
Menora Mivtachim Holdings Ltd.	9,683	1,451,676
Migdal Insurance & Financial Holdings Ltd. *	231,045	1,283,289
Phoenix Financial Ltd.	60,843	3,359,872
		11,748,339
Materials: 1.1%
ICL Group Ltd.†	231,806	1,154,394
Israel Corp. Ltd.	2,423	618,513
		1,772,907
Media & Entertainment: 0.5%
Taboola.com Ltd.*	148,166	740,830

Pharmaceuticals, Biotechnology & Life Sciences: 6.9%
Teva Pharmaceutical Industries Ltd. (ADR)*	311,926	10,568,053

Real Estate Management & Development: 4.8%
Airport City Ltd.*	40,126	719,417
Alony Hetz Properties & Investments Ltd.	72,089	801,871
Amot Investments Ltd.	109,959	683,441
Azrieli Group Ltd.	15,242	2,063,985
Big Shopping Centers Ltd.	5,293	1,195,900
Melisron Ltd.	8,683	1,214,215
Mivne Real Estate KD Ltd.	167,658	729,076
		7,407,905
Semiconductors & Semiconductor Equipment: 8.6%
Camtek Ltd.* †	9,738	1,588,463
Nova Ltd. * †	6,431	3,491,647
SolarEdge Technologies, Inc. * †	22,085	1,290,647
Tower Semiconductor Ltd.*	26,044	6,788,108
		13,158,865
Software & Services: 25.8%
Amdocs Ltd.	30,496	1,541,268
Cellebrite DI Ltd. *	75,550	1,103,030
Check Point Software Technologies Ltd. *	22,723	2,986,484
Formula Systems 1985 Ltd.	5,787	602,045
JFrog Ltd. *	38,043	3,457,348
Matrix IT Ltd.	29,053	737,606
Monday.com Ltd. *	17,454	1,263,495
Nice Ltd. (ADR) * †	21,494	1,952,730
One Software Technologies Ltd.	31,813	607,285

See Notes to Financial Statements

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Software & Services (continued)
Pagaya Technologies Ltd. * †	46,448	$847,676
Palo Alto Networks, Inc. *	57,353	19,558,520
Radware Ltd. *	23,797	734,375
SentinelOne, Inc. *	113,181	1,920,681
Varonis Systems, Inc. *	40,854	1,714,234
Wix.com Ltd.*	12,840	582,551
		39,609,328
Technology Hardware & Equipment: 2.2%
Next Vision Stabilized Systems Ltd.	21,323	1,721,900
Ondas, Inc.* †	200,098	1,648,807
		3,370,707
Telecommunication Services: 1.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	777,767	1,832,669

Transportation: 0.9%
ZIM Integrated Shipping Services Ltd.	50,729	1,318,954

Utilities: 5.4%
Doral Group Renewable Energy Resources Ltd.*	43,397	1,119,454
Energix-Renewable Energies Ltd.	116,600	1,022,760
	Number of Shares	Value
Utilities (continued)
Enlight Renewable Energy Ltd. *	27,680	$2,441,397
Kenon Holdings Ltd.	10,132	683,229
OPC Energy Ltd. *	43,862	1,356,893
Ormat Technologies, Inc.†	15,030	1,636,767
		8,260,500
Total Common Stocks (Cost: $93,607,093)		153,345,792

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0%
Money Market Fund: 3.0% (Cost: $4,613,480)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	4,613,480	4,613,480
Total Investments: 103.1% (Cost: $98,220,573)		157,959,272
Liabilities in excess of other assets: (3.1)%		(4,714,438)
NET ASSETS: 100.0%		$153,244,834

Definitions:

ADR	American Depositary Receipt

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,609,486.

See Notes to Financial Statements

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$1,009,043	$—	$—	$1,009,043
Banks	—	24,166,550	—	24,166,550
Capital Goods	8,317,942	2,233,256	—	10,551,198
Commercial & Professional Services	—	638,347	—	638,347
Consumer Discretionary Distribution & Retail	1,669,853	—	—	1,669,853
Consumer Durables & Apparel	—	626,336	—	626,336
Consumer Services	—	828,609	—	828,609
Consumer Staples Distribution & Retail	—	1,674,903	—	1,674,903
Energy	1,551,917	1,993,056	—	3,544,973
Financial Services	3,539,236	2,218,073	—	5,757,309
Food, Beverage & Tobacco	—	913,478	—	913,478
Health Care Equipment & Services	2,176,136	—	—	2,176,136
Insurance	1,629,177	10,119,162	—	11,748,339
Materials	1,154,394	618,513	—	1,772,907
Media & Entertainment	740,830	—	—	740,830
Pharmaceuticals, Biotechnology & Life Sciences	10,568,053	—	—	10,568,053
Real Estate Management & Development	—	7,407,905	—	7,407,905
Renewable Energy	2,927,414	—	—	2,927,414
Semiconductors & Semiconductor Equipment	11,868,218	—	—	11,868,218
Software & Services	37,662,392	1,946,936	—	39,609,328
Technology Hardware & Equipment	3,370,707	—	—	3,370,707
Telecommunication Services	—	1,832,669	—	1,832,669
Transportation	1,318,954	—	—	1,318,954
Utilities	—	6,623,733	—	6,623,733
Money Market Fund	4,613,480	—	—	4,613,480
Total Investments	$94,117,746	$63,841,526	$—	$157,959,272

See Notes to Financial Statements

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 18.6%
Alkane Resources Ltd. *	23,184,544	$22,347,379
Andean Silver Ltd. *	3,983,927	5,343,306
Antipa Minerals Ltd. * †	12,264,783	4,901,323
Aurelia Metals Ltd. *	30,041,121	5,813,407
Australian Strategic Materials Ltd. *	1	1
Bellevue Gold Ltd. *	24,944,373	21,233,093
Black Cat Syndicate Ltd. * †	15,840,443	9,819,405
Capricorn Metals Ltd.	7,873,374	69,694,942
Catalyst Metals Ltd. * †	5,866,601	20,699,056
Dateline Resources Ltd. * †	71,575,424	6,742,555
Emerald Resources NL * †	11,394,858	43,758,038
Evolution Mining Ltd.	54,535,246	451,231,293
Firefinch Ltd. * †∞	54,133,739	2,280,234
Genesis Minerals Ltd. * †	18,262,861	67,141,330
Greatland Resources Ltd. *	11,124,397	89,212,991
Kingsgate Consolidated Ltd.	6,250,767	21,796,963
Meeka Metals Ltd. * †	65,531,043	4,370,467
Ora Banda Mining Ltd. *	34,184,566	25,456,337
Pantoro Gold Ltd. * †	5,753,966	9,359,968
Perseus Mining Ltd.	24,750,618	83,682,452
Predictive Discovery Ltd. *	72,109,868	34,235,774
Ramelius Resources Ltd.	37,454,033	77,129,929
Regis Resources Ltd.	13,990,290	59,330,128
Resolute Mining Ltd. *	37,353,214	24,892,085
St Barbara Ltd. * †	24,176,866	7,811,288
Vault Minerals Ltd.	19,900,911	58,376,914
Vox Royalty Corp. (USD) †	1,154,391	5,460,269
West African Resources Ltd. *	16,594,497	31,201,381
Westgold Resources Ltd.	15,587,236	51,744,756
		1,315,067,064
Burkina Faso: 2.6%
IAMGOLD Corp. (USD) *	11,700,884	185,342,003

Canada: 44.6%
AbraSilver Resource Corp. * †	3,300,306	33,288,020
Alamos Gold, Inc. (USD)	14,523,079	440,630,217
Allied Gold Corp. (USD) * †	1,857,480	44,170,874
Americas Gold & Silver Corp. (USD) * †	6,509,784	30,726,181
Andean Precious Metals Corp. *	1,496,452	6,138,749
Artemis Gold, Inc. *	3,433,735	75,536,119
Aya Gold & Silver, Inc. * †	3,220,384	60,968,821
B2Gold Corp. (USD) †	28,981,626	108,391,281
Centerra Gold, Inc. (USD)	3,877,023	61,489,585
Collective Mining Ltd. * †	1,042,255	12,819,277
Dakota Gold Corp. (USD) *	3,147,184	13,407,004
Discovery Silver Corp. *	16,800,100	100,415,752
DPM Metals, Inc.	3,816,812	123,913,558
Endeavour Silver Corp. (USD) * †	6,369,378	52,738,450
Equinox Gold Corp. (USD) ‡	45,718,515	444,383,966
First Majestic Silver Corp. (USD)	11,340,782	192,339,663
	Number of Shares	Value
Canada (continued)
Fortuna Mining Corp. (USD) * †	6,621,788	$55,954,109
Founders Metals, Inc. * †	1,479,493	4,004,408
Future Mineral Resources, Inc. *	168,999	42,883
G Mining Ventures Corp. * †	4,036,836	118,167,259
G2 Goldfields, Inc. * †	3,681,275	24,416,421
Galiano Gold, Inc. (USD) * †	3,787,587	7,082,788
Gold Royalty Corp. (USD) * †	4,500,134	12,420,370
GoldMining, Inc. (USD) * †	5,351,541	4,853,848
Integra Resources Corp. (USD) * †	4,296,489	9,753,030
K92 Mining, Inc. *	4,775,389	74,925,222
Lundin Gold, Inc.	2,537,238	136,827,545
LunR Royalties Corp. *	539,423	7,185,970
McEwen, Inc. (USD) * †	1,284,576	23,289,363
Metalla Royalty & Streaming Ltd. (USD) * †	1,729,733	13,163,268
New Found Gold Corp. (USD) * †	6,909,018	10,639,888
NorthX Nickel Corp. * †	179,304	19,589
Novagold Resources, Inc. (USD) * †	6,470,290	38,627,631
OceanaGold Corp.	5,087,363	127,475,422
OR Royalties, Inc. (USD) †	3,091,893	97,796,576
Orezone Gold Corp. *	12,650,510	20,151,649
Osisko Development Corp. (USD) * †	4,953,187	12,184,840
Seabridge Gold, Inc. (USD) * †	2,071,168	53,311,864
Silvercorp Metals, Inc. (USD) †	5,092,024	51,429,442
Skeena Resources Ltd. (USD) * †	2,373,558	63,279,056
Snowline Gold Corp. *	3,074,349	27,780,197
Southern Cross Gold Consolidated Ltd. * †	5,973,629	36,968,079
SSR Mining, Inc. (USD) * †	3,995,521	112,993,334
Torex Gold Resources, Inc.	1,726,505	68,695,124
Triple Flag Precious Metals Corp. (USD) †	1,808,326	54,195,530
Valor Gold Corp. * †	989,001	2,579,245
Victoria Gold Corp. * †∞	1,722,275	0
Vizsla Silver Corp. (USD) * †	8,250,354	27,226,168
Wesdome Gold Mines Ltd. * †	3,334,390	57,228,121
West Red Lake Gold Mines Ltd. * †	8,352,172	3,826,546
		3,159,852,302
China: 2.2%
Chifeng Jilong Gold Mining Group Ltd. (HKD) †	5,023,400	14,903,340
GT Gold Holdings Ltd. (HKD) * †	110,880,000	3,920,082
Tongguan Gold Group Ltd. (HKD)	59,772,000	14,066,796
Wanguo Gold Group Ltd. (HKD) †	35,274,500	35,479,443

See Notes to Financial Statements

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
China (continued)
Zhaojin Mining Industry Co. Ltd. (HKD)	41,077,200	$86,880,715
		155,250,376
Colombia: 1.0%
Aris Mining Corp. (USD) * †	4,800,474	71,575,067

Indonesia: 1.4%
Archi Indonesia Tbk PT	63,350,800	3,159,287
Bumi Resources Minerals Tbk PT *	1,806,029,300	48,396,380
J Resources Asia Pasific Tbk PT	66,098,100	1,441,017
Merdeka Gold Resources Tbk PT *	136,268,500	42,890,519
		95,887,203
Ivory Coast: 1.1%
Montage Gold Corp. (CAD) * †	7,139,734	81,172,800

Jersey, Channel Islands: 0.1%
Caledonia Mining Corp. PLC (USD) †	371,676	7,099,012

Mexico: 4.1%
Avino Silver & Gold Mines Ltd. (USD) * †	4,215,184	26,724,266
Industrias Penoles SAB de CV	4,666,613	204,111,824
Luca Mining Corp. (CAD) * †	5,976,394	4,086,063
Orla Mining Ltd. (USD)	5,627,416	55,092,403
		290,014,556
Peru: 2.1%
Cia de Minas Buenaventura SAA (ADR)	3,622,441	106,101,297
Hochschild Mining PLC (GBP)	7,325,264	45,025,798
		151,127,095
Singapore: 0.1%
CNMC Goldmine Holdings Ltd. †	6,682,000	5,830,044

South Africa: 2.4%
DRDGOLD Ltd. (ADR)	974,126	20,748,884
Harmony Gold Mining Co. Ltd. (ADR)	9,557,483	145,369,316
		166,118,200
	Number of Shares	Value
Turkiye: 3.0%
Eldorado Gold Corp. (USD)	5,672,132	$176,346,584
TR Anadolu Metal Madencilik Isletmeleri AS *	4,653,297	11,115,375
Turk Altin Isletmeleri AS *	23,999,845	24,061,874
		211,523,833
United Kingdom: 5.8%
Endeavour Mining PLC	7,697,311	377,249,315
Pan African Resources PLC	28,418,870	36,035,566
		413,284,881
United States: 10.8%
Aura Minerals, Inc. †	963,847	60,674,169
Coeur Mining, Inc.	22,300,207	363,939,378
Contango Silver & Gold, Inc. * †	715,960	11,305,008
GoGold Resources, Inc. (CAD) * †	10,827,724	24,269,366
Hecla Mining Co.	12,062,479	186,124,051
Hycroft Mining Holding Corp. * †	1,347,935	31,541,679
i-80 Gold Corp. * †	18,073,458	26,025,780
Idaho Strategic Resources, Inc. * †	328,088	10,744,882
Perpetua Resources Corp. * †	2,124,455	44,103,686
US Gold Corp. * †	321,861	4,934,129
		763,662,128
Total Common Stocks (Cost: $4,918,481,828)		7,072,806,564

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1%
Money Market Fund: 1.1% (Cost: $74,556,414)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	74,556,414	74,556,414
Total Investments: 101.0% (Cost: $4,993,038,242)		7,147,362,978
Liabilities in excess of other assets: (1.0)%		(69,065,678)
NET ASSETS: 100.0%		$7,078,297,300

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $310,513,854.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in and earnings from securities of affiliates for the period ended June 30, 2026 were as follows:

	Value 12/31/2025		Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Dividend Income
Equinox Gold Corp.	$–	(a)	$204,537,495	$(115,249,601)	$73,054,888	$(234,032,136)	$444,383,966	$1,117,760

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$5,460,269	$1,307,326,561	$2,280,234	$1,315,067,064
Burkina Faso	185,342,003	—	—	185,342,003
Canada	3,159,852,302	—	0	3,159,852,302
China	—	155,250,376	—	155,250,376
Colombia	71,575,067	—	—	71,575,067
Indonesia	—	95,887,203	—	95,887,203
Ivory Coast	81,172,800	—	—	81,172,800
Jersey, Channel Islands	7,099,012	—	—	7,099,012
Mexico	290,014,556	—	—	290,014,556
Peru	106,101,297	45,025,798	—	151,127,095
Singapore	—	5,830,044	—	5,830,044
South Africa	166,118,200	—	—	166,118,200
Turkiye	176,346,584	35,177,249	—	211,523,833
United Kingdom	—	413,284,881	—	413,284,881
United States	763,662,128	—	—	763,662,128
Money Market Fund	74,556,414	—	—	74,556,414
Total Investments	$5,087,300,632	$2,057,782,112	$2,280,234	$7,147,362,978

See Notes to Financial Statements

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Austria: 0.4%
Verbund AG	8,669	$549,720

Brazil: 3.7%
Axia Energia SA (ADR)	299,033	3,157,788
Cia Energetica de Minas Gerais (ADR)	393,186	825,691
Cia Paranaense de Energia - Copel (ADR) †	117,921	1,373,780
		5,357,259
Canada: 1.9%
Boralex, Inc. †	21,009	547,900
Brookfield Renewable Corp. (USD) †	31,661	1,175,256
Northland Power, Inc. †	61,678	971,198
		2,694,354
Chile: 0.3%
Enel Americas SA	5,175,622	463,625

China: 13.4%
BYD Co. Ltd. (HKD)	697,198	6,460,837
China Everbright Environment Group Ltd. (HKD)	840,000	489,240
China Longyuan Power Group Corp. Ltd. (HKD)	471,000	300,794
Contemporary Amperex Technology Co. Ltd. (HKD)	46,200	4,162,082
GCL Technology Holdings Ltd. (HKD) * †	6,232,000	551,161
Li Auto, Inc. (ADR) *	156,002	1,831,463
NIO, Inc. (ADR) *	492,784	2,493,487
Xinyi Solar Holdings Ltd. (HKD) †	1,520,000	400,709
XPeng, Inc. (ADR) * †	161,567	2,139,147
Zhejiang Leapmotor Technology Co. Ltd. (HKD) 144A * †	97,000	428,146
		19,257,066
Denmark: 7.1%
Orsted AS 144A *	123,939	2,787,657
Rockwool A/S	20,859	669,402
Vestas Wind Systems A/S	237,481	6,727,643
		10,184,702
Germany: 1.2%
Nordex SE *	33,648	1,776,372

Ireland: 2.3%
Kingspan Group PLC	35,198	3,220,845

Israel: 1.3%
Enlight Renewable Energy Ltd. *	20,911	1,844,372

Italy: 6.8%
Enel SpA	820,334	9,415,315
ERG SpA †	14,907	407,734
		9,823,049
Japan: 1.1%
Horiba Ltd.	8,984	1,543,254
	Number of Shares	Value
New Zealand: 2.2%
Contact Energy Ltd.	235,301	$1,248,052
Mercury NZ Ltd.	187,152	735,528
Meridian Energy Ltd.	354,942	1,175,997
		3,159,577
Portugal: 0.9%
EDP Renewables SA *	82,367	1,331,405

South Korea: 6.4%
Ecopro BM Co. Ltd.	13,110	1,221,737
Hanwha Solutions Corp. *	29,718	656,236
LG Energy Solution Ltd. *	7,526	1,780,539
Samsung SDI Co. Ltd. *	17,279	5,507,345
		9,165,857
Spain: 9.9%
Acciona SA †	6,616	2,097,407
Iberdrola SA	483,531	12,042,256
		14,139,663
Sweden: 1.2%
Nibe Industrier AB †	453,974	1,690,721

Switzerland: 0.2%
Landis+Gyr Group AG †	6,199	332,633

Taiwan: 0.4%
Simplo Technology Co. Ltd.	46,000	607,003

United Kingdom: 1.1%
Drax Group PLC	63,086	635,517
Johnson Matthey PLC	36,485	916,769
		1,552,286
United States: 38.3%
Bloom Energy Corp. *	35,880	10,860,876
EnerSys	7,243	1,693,558
Enphase Energy, Inc. *	25,787	1,269,752
First Solar, Inc. *	20,160	4,756,954
HA Sustainable Infrastructure Capital, Inc. †	20,310	793,106
Installed Building Products, Inc. †	3,538	813,174
NextEra Energy, Inc.	115,188	10,110,051
Nextpower, Inc. *	25,374	3,023,058
Ormat Technologies, Inc. †	10,706	1,165,883
Owens Corning	16,835	2,676,092
QuantumScape Corp. * †	125,556	949,203
Rivian Automotive, Inc. * †	232,374	4,031,689
Sunrun, Inc. *	42,838	573,172
Tesla, Inc. *	29,365	12,350,919
		55,067,487
Total Common Stocks (Cost: $133,282,654)		143,761,250

RIGHTS: 0.0% (Cost: $0)
South Korea: 0.0%
Hanwha Solutions Corp., KRW 27,900.00, exp. 07/23/26*	7,036	27,475

See Notes to Financial Statements

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
South Korea (continued)

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $133,282,654)		$143,788,725

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2%
Money Market Fund: 2.2% (Cost: $3,162,916)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	3,162,916	3,162,916
Total Investments: 102.3% (Cost: $136,445,570)		146,951,641
Liabilities in excess of other assets: (2.3)%		(3,234,915)
NET ASSETS: 100.0%		$143,716,726

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,757,196.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,215,803, or 2.2% of net assets.

See Notes to Financial Statements

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$549,720	$—	$549,720
Brazil	5,357,259	—	—	5,357,259
Canada	2,694,354	—	—	2,694,354
Chile	463,625	—	—	463,625
China	6,464,097	12,792,969	—	19,257,066
Denmark	—	10,184,702	—	10,184,702
Germany	—	1,776,372	—	1,776,372
Ireland	—	3,220,845	—	3,220,845
Israel	—	1,844,372	—	1,844,372
Italy	—	9,823,049	—	9,823,049
Japan	—	1,543,254	—	1,543,254
New Zealand	—	3,159,577	—	3,159,577
Portugal	—	1,331,405	—	1,331,405
South Korea	—	9,165,857	—	9,165,857
Spain	—	14,139,663	—	14,139,663
Sweden	—	1,690,721	—	1,690,721
Switzerland	—	332,633	—	332,633
Taiwan	—	607,003	—	607,003
United Kingdom	635,517	916,769	—	1,552,286
United States	55,067,487	—	—	55,067,487
Rights *	—	27,475	—	27,475
Money Market Fund	3,162,916	—	—	3,162,916
Total Investments	$73,845,255	$73,106,386	$—	$146,951,641

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

VANECK MSCI EAFE ANALYST SENTIMENT ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 9.1%
BHP Group Ltd.	2,055	$85,694
Commonwealth Bank of Australia	349	39,799
Evolution Mining Ltd.	1,805	14,935
Macquarie Group Ltd.	398	69,235
Rio Tinto Ltd.	378	45,510
Rio Tinto PLC (GBP)	938	88,793
Santos Ltd.	2,985	14,818
		358,784
Austria: 0.9%
Erste Group Bank AG	267	35,757

Belgium: 1.1%
UCB SA	151	45,233

China: 3.1%
Hong Kong Exchanges & Clearing Ltd. (HKD)	1,500	69,798
Prosus NV (EUR)	1,319	57,350
		127,148
Denmark: 0.6%
Novonesis Novozymes B	402	25,388

France: 5.0%
AXA SA	1,398	70,096
Capgemini SE	274	27,524
EssilorLuxottica SA	102	19,164
Publicis Groupe SA	205	20,271
Safran SA	165	65,063
		202,118
Germany: 7.1%
adidas AG	132	27,107
Bayer AG	538	29,774
Commerzbank AG	482	20,543
Deutsche Boerse AG	180	49,125
Deutsche Telekom AG *	1,548	42,231
MTU Aero Engines AG	48	20,014
SAP SE	266	41,029
Siemens Energy AG	296	56,464
		286,287
Ireland: 1.6%
AerCap Holdings NV	154	22,450
Bank of Ireland Group PLC	881	17,563
Ryanair Holdings PLC	774	24,209
		64,222
Italy: 3.3%
BPER Banca SPA	1,320	20,751
Eni SpA	2,596	60,944
FinecoBank Banca Fineco SpA	567	14,265
Leonardo SpA	375	20,146
Terna - Rete Elettrica Nazionale	1,261	14,734
		130,840
Japan: 22.5%
Advantest Corp.	300	61,745
Aeon Co. Ltd.	2,400	19,857
Asics Corp.	600	16,326
	Number of Shares	Value
Japan (continued)
Daiichi Sankyo Co. Ltd.	1,200	$19,305
Daiwa House Industry Co. Ltd.	500	13,554
Daiwa Securities Group, Inc.	1,200	11,906
East Japan Railway Co.	1,200	25,088
Fast Retailing Co. Ltd.	100	51,257
Japan Post Bank Co. Ltd.	1,600	30,465
Japan Tobacco, Inc.	2,000	73,831
Kao Corp.	800	15,862
Kioxia Holdings Corp. *	100	58,148
Kubota Corp.	900	15,066
Mitsubishi Corp.	1,400	37,469
Mitsubishi Electric Corp.	900	33,021
Murata Manufacturing Co. Ltd.	1,100	78,997
NEC Corp.	600	14,492
Nintendo Co. Ltd.	500	21,029
Nomura Holdings, Inc.	2,700	23,716
NTT, Inc.	31,700	28,210
Otsuka Holdings Co. Ltd.	400	26,635
Recruit Holdings Co. Ltd.	600	41,765
Secom Co. Ltd.	400	15,897
SoftBank Corp.	51,100	65,279
Sony Group Corp.	1,900	38,252
Sumitomo Metal Mining Co. Ltd.	200	9,280
Sumitomo Realty & Development Co. Ltd.	500	11,614
Terumo Corp.	1,200	16,396
Toyota Motor Corp.	1,900	31,843
		906,305
Luxembourg: 0.5%
Spotify Technology SA *	47	21,579

Netherlands: 10.1%
ABN AMRO Bank NV	525	22,343
ASM International NV	23	26,466
ASML Holding NV	105	208,047
ING Groep NV	2,633	83,131
Koninklijke Philips NV *	745	20,272
Nebius Group NV *	94	25,960
Wolters Kluwer NV	210	13,587
		399,806
Norway: 1.0%
Equinor ASA	1,303	41,100

Singapore: 2.8%
Oversea-Chinese Banking Corp. Ltd.	4,800	92,138
Sea Ltd. (ADR) *	174	16,674
		108,812
Spain: 2.8%
Banco Bilbao Vizcaya Argentaria SA	1,777	44,767
CaixaBank SA	4,858	68,871
		113,638
Sweden: 2.7%
Saab AB	287	14,991
Sandvik AB	1,104	45,676

See Notes to Financial Statements

VANECK MSCI EAFE ANALYST SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Sweden (continued)
Swedbank AB	1,296	$48,504
		109,171
Switzerland: 9.0%
ABB Ltd.	972	105,911
Chocoladefabriken Lindt & Spruengli AG	2	23,272
Galderma Group AG	120	27,339
Logitech International SA	134	12,591
Nestle SA	559	57,430
Novartis AG	508	79,529
SGS SA	148	17,191
UBS Group AG	753	37,382
		360,645
United Kingdom: 15.3%
Barclays PLC	12,023	80,615
BP PLC	12,509	77,149
Compass Group PLC	1,752	56,606
GSK PLC	1,446	37,985
	Number of Shares	Value
United Kingdom (continued)
Halma PLC	340	$17,782
HSBC Holdings PLC	4,663	88,227
InterContinental Hotels Group PLC	132	22,689
Lloyds Banking Group PLC	46,630	68,285
London Stock Exchange Group PLC	351	37,971
Next PLC	105	20,271
Rentokil Initial PLC	2,264	12,883
Shell PLC	1,116	43,388
Standard Chartered PLC	1,908	51,628
		615,479
United States: 1.3%
Argenx SE (EUR) *	55	51,009
Argenx SE (EUR) *	1	928
		51,937
Total Common Stocks (Cost: $3,746,574)		4,004,249

Total Investments: 99.8% (Cost: $3,746,574)		4,004,249
Other assets less liabilities: 0.2%		8,794
NET ASSETS: 100.0%		$4,013,043

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

Footnotes:

*	Non-income producing

See Notes to Financial Statements

VANECK MSCI EAFE ANALYST SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$358,784	$—	$358,784
Austria	—	35,757	—	35,757
Belgium	—	45,233	—	45,233
China	—	127,148	—	127,148
Denmark	25,388	—	—	25,388
France	—	202,118	—	202,118
Germany	—	286,287	—	286,287
Ireland	22,450	41,772	—	64,222
Italy	—	130,840	—	130,840
Japan	—	906,305	—	906,305
Luxembourg	21,579	—	—	21,579
Netherlands	25,960	373,846	—	399,806
Norway	—	41,100	—	41,100
Singapore	16,674	92,138	—	108,812
Spain	—	113,638	—	113,638
Sweden	—	109,171	—	109,171
Switzerland	—	360,645	—	360,645
United Kingdom	—	615,479	—	615,479
United States	928	51,009	—	51,937
Total Investments	$112,979	$3,891,270	$—	$4,004,249

See Notes to Financial Statements

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 8.9%
Anglogold Ashanti PLC (USD)	26,148	$2,115,112
BHP Group Ltd. (ADR) †	113,254	9,435,191
Evolution Mining Ltd.	90,082	745,349
Fortescue Ltd. †	102,719	1,368,107
Glencore PLC (GBP)	525,447	3,584,878
Northern Star Resources Ltd.	78,257	1,036,770
Rio Tinto Ltd. †	14,614	1,759,497
Rio Tinto PLC (ADR)	58,263	5,530,906
Woodside Energy Group Ltd. (ADR) †	45,456	878,210
		26,454,020
Brazil: 3.5%
Axia Energia SA (ADR)	122,647	1,295,152
Petroleo Brasileiro SA - Petrobras (ADR)	63,945	936,155
Suzano SA (ADR) †	92,965	721,408
Vale SA (ADR)	197,517	2,970,656
Wheaton Precious Metals Corp. (USD)	23,044	2,588,302
Yara International ASA (NOK)	44,075	1,938,909
		10,450,582
Burkina Faso: 0.2%
IAMGOLD Corp. (USD) *	41,171	652,149

Canada: 12.7%
Agnico Eagle Mines Ltd. (USD)	30,451	4,723,864
Alamos Gold, Inc. (USD)	25,803	782,863
Barrick Mining Corp. (USD)	97,116	3,567,071
Cameco Corp. (USD)	27,496	2,800,743
Canadian Natural Resources Ltd. (USD)	52,569	2,076,475
Cenovus Energy, Inc. (USD)	36,456	904,473
Enbridge, Inc. (USD)	61,954	3,358,526
Equinox Gold Corp. (USD)	62,111	603,719
First Majestic Silver Corp. (USD)	39,547	670,717
Franco-Nevada Corp. (USD)	9,959	2,075,854
Kinross Gold Corp. (USD)	67,679	1,598,578
Lundin Gold, Inc.	9,854	531,404
LunR Royalties Corp. *	1,797	23,943
Nutrien Ltd. (USD)	104,015	6,547,744
Pan American Silver Corp. (USD)	25,510	1,142,593
Pembina Pipeline Corp. (USD) †	17,967	830,974
Suncor Energy, Inc. (USD)	33,706	1,809,338
TC Energy Corp. (USD)	26,198	1,736,665
Teck Resources Ltd. (USD)	29,799	1,771,849
West Fraser Timber Co. Ltd. (USD) †	7,355	497,860
		38,055,253
Chile: 0.3%
Lundin Mining Corp. (CAD)	38,892	947,389

China: 1.1%
China Hongqiao Group Ltd. (HKD)	249,000	642,173
	Number of Shares	Value
China (continued)
PetroChina Co. Ltd. (HKD)	640,000	$690,797
Wilmar International Ltd. (SGD)	743,764	2,076,239
		3,409,209
Denmark: 1.2%
Orsted AS 144A *	50,550	1,136,979
Vestas Wind Systems A/S	85,807	2,430,842
		3,567,821
Finland: 0.7%
Stora Enso Oyj †	65,766	702,006
UPM-Kymmene Oyj	54,292	1,440,021
		2,142,027
France: 1.6%
TotalEnergies SE (USD) †	62,950	4,894,992

Germany: 3.9%
Bayer AG	212,944	11,784,761

India: 1.0%
Reliance Industries Ltd. (USD) 144A (GDR) †	51,142	2,837,899

Indonesia: 0.2%
Barito Renewables Energy Tbk PT *	2,521,500	438,065

Israel: 0.0%
Enlight Renewable Energy Ltd. *	1	71

Italy: 0.5%
Eni SpA (ADR)	32,489	1,522,435

Japan: 2.0%
Kubota Corp. †	202,500	3,389,787
Nippon Steel Corp. †	336,100	1,114,023
Oji Holdings Corp.	118,376	581,781
Sumitomo Metal Mining Co. Ltd.	15,800	733,129
		5,818,720
Liechtenstein: 0.5%
Antofagasta PLC (GBP)	26,406	1,340,995

Luxembourg: 0.5%
ArcelorMittal SA (USD)	25,772	1,551,990

Mexico: 1.5%
Fresnillo PLC (GBP)	16,193	590,060
Grupo Mexico SAB de CV †	199,164	2,259,519
Industrias Penoles SAB de CV †	15,455	675,982
Southern Copper Corp. (USD) †	6,084	1,060,198
		4,585,759
Norway: 1.0%
Equinor ASA (ADR)	27,844	874,302
Mowi ASA	118,119	2,182,689
		3,056,991
Portugal: 0.4%
EDP SA	249,166	1,302,420

See Notes to Financial Statements

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Russia: 0.0%
Evraz PLC (GBP) *∞	10,824	$0
Gazprom PJSC *∞	125,520	0
GMK Norilskiy Nickel PAO *∞	128,400	0
GMK Norilskiy Nickel PAO (ADR) *∞	17	0
LUKOIL PJSC *∞	3,739	0
Novatek PJSC *∞	19,580	0
Novolipetsk Steel PJSC *∞	26,910	0
PhosAgro PJSC *∞	4,623	0
PhosAgro PJSC (USD) (GDR) *∞	1	0
PhosAgro PJSC (USD) (GDR) *∞	89	0
Polyus PJSC (USD) (GDR) *∞	1,669	0
Rosneft Oil Co. PJSC *∞	13,000	0
Severstal PAO (USD) (GDR) *∞	4,118	0
Surgutneftegas PAO *∞	371,430	0
Tatneft PJSC (ADR) *∞	2,680	0
		0
South Africa: 2.2%
Anglo American PLC (GBP)	63,064	3,095,307
Gold Fields Ltd. (ADR)	44,154	1,483,133
Harmony Gold Mining Co. Ltd. (ADR)	36,572	556,260
Impala Platinum Holdings Ltd.	61,652	647,306
Valterra Platinum Ltd.	12,916	867,516
		6,649,522
South Korea: 0.4%
POSCO Holdings, Inc. (ADR) †	20,474	1,051,954

Spain: 4.6%
Iberdrola SA	516,546	12,864,489
Repsol SA †	34,590	864,747
		13,729,236
Sweden: 0.7%
Boliden AB	18,614	1,053,734
Holmen AB	14,221	447,760
Svenska Cellulosa AB SCA †	63,850	654,225
		2,155,719
United Kingdom: 3.7%
BP PLC (ADR)	68,541	2,532,590
CNH Industrial NV (USD)	195,599	2,196,577
Endeavour Mining PLC	13,107	642,381
Shell PLC (ADR) †	72,119	5,592,107
		10,963,655
United States: 46.3%
AGCO Corp.	14,957	1,790,353
Archer-Daniels-Midland Co.	65,561	5,008,860
Baker Hughes Co.	17,531	972,971
Bloom Energy Corp. *	19,026	5,759,170
Bunge Global SA	23,448	2,502,605
CF Industries Holdings, Inc.	30,477	3,299,440
Cheniere Energy, Inc.	5,495	1,313,360
Chevron Corp.	79,098	13,111,284
Coeur Mining, Inc.	59,143	965,214
ConocoPhillips	28,421	2,954,647
	Number of Shares	Value
United States (continued)
Corteva, Inc.	117,015	$9,910,000
Darling Ingredients, Inc. *	36,843	2,012,365
Deere & Co.	26,808	17,005,119
Devon Energy Corp.	27,086	1,119,194
Diamondback Energy, Inc.	5,213	916,341
EOG Resources, Inc.	9,836	1,276,024
EQT Corp.	15,691	834,290
Exxon Mobil Corp.	99,677	13,627,839
First Solar, Inc. *	7,476	1,764,037
Freeport-McMoRan, Inc.	72,691	4,571,537
Ingredion, Inc.	16,711	1,582,699
Kinder Morgan, Inc.	46,415	1,483,888
Louisiana-Pacific Corp.	7,591	597,108
Marathon Petroleum Corp.	6,635	1,696,370
Mosaic Co.	77,355	1,639,152
Newmont Corp.	49,393	4,613,306
NextEra Energy, Inc.	135,937	11,931,190
Nextpower, Inc. *	10,469	1,247,277
Nucor Corp.	9,169	2,042,395
Occidental Petroleum Corp.	16,939	822,727
ONEOK, Inc.	14,521	1,262,456
Phillips 66	9,150	1,546,808
Reliance, Inc.	2,660	993,776
Royal Gold, Inc.	4,111	820,597
SLB Ltd.	33,777	1,570,293
Steel Dynamics, Inc.	7,060	1,619,988
Targa Resources Corp.	4,382	1,174,989
The Williams Companies, Inc.	28,208	2,096,983
Toro Co.	21,532	2,097,647
Tyson Foods, Inc.	55,959	3,203,653
UFP Industries, Inc.	6,626	601,243
Valero Energy Corp.	6,747	1,757,189
Weyerhaeuser Co.	50,437	1,207,461
		138,323,845
Zambia: 0.3%
First Quantum Minerals Ltd. (CAD) *	31,997	873,701

Total Common Stocks (Cost: $248,628,288)		298,561,180

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5% (Cost: $1,533,304)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	1,533,304	1,533,304
Total Investments: 100.4% (Cost: $250,161,592)		300,094,484
Liabilities in excess of other assets: (0.4)%		(1,266,879)
NET ASSETS: 100.0%		$298,827,605

See Notes to Financial Statements

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,982,804.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,974,878, or 1.3% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$17,959,419	$8,494,601	$—	$26,454,020
Brazil	8,511,673	1,938,909	—	10,450,582
Burkina Faso	652,149	—	—	652,149
Canada	38,055,253	—	—	38,055,253
Chile	947,389	—	—	947,389
China	—	3,409,209	—	3,409,209
Denmark	—	3,567,821	—	3,567,821
Finland	—	2,142,027	—	2,142,027
France	4,894,992	—	—	4,894,992
Germany	—	11,784,761	—	11,784,761
India	2,837,899	—	—	2,837,899
Indonesia	—	438,065	—	438,065
Israel	—	71	—	71
Italy	1,522,435	—	—	1,522,435
Japan	—	5,818,720	—	5,818,720
Liechtenstein	—	1,340,995	—	1,340,995
Luxembourg	1,551,990	—	—	1,551,990
Mexico	3,995,699	590,060	—	4,585,759
Norway	874,302	2,182,689	—	3,056,991
Portugal	—	1,302,420	—	1,302,420
Russia	—	—	0	0
South Africa	2,039,393	4,610,129	—	6,649,522
South Korea	1,051,954	—	—	1,051,954
Spain	—	13,729,236	—	13,729,236
Sweden	—	2,155,719	—	2,155,719
United Kingdom	10,321,274	642,381	—	10,963,655
United States	138,323,845	—	—	138,323,845
Zambia	873,701	—	—	873,701
Money Market Fund	1,533,304	—	—	1,533,304
Total Investments	$235,946,671	$64,147,813	$0	$300,094,484

See Notes to Financial Statements

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 3.1%
Ampol Ltd. †	198,736	$4,501,384

Austria: 4.4%
OMV AG	102,395	6,438,602

Finland: 5.6%
Neste Oyj	252,453	8,247,643

Greece: 2.2%
Motor Oil Hellas Corinth Refineries SA	72,096	3,163,562

Hungary: 4.2%
MOL Hungarian Oil & Gas PLC *	517,153	6,146,423

India: 8.8%
Reliance Industries Ltd. (USD) 144A (GDR) †	230,249	12,776,650

Japan: 11.4%
Cosmo Energy Holdings Co. Ltd.	135,400	3,164,449
ENEOS Holdings, Inc.	1,006,700	7,455,168
Idemitsu Kosan Co. Ltd.	822,540	6,078,982
		16,698,599
Poland: 5.4%
ORLEN SA	232,194	7,813,305

Portugal: 4.4%
Galp Energia SGPS SA	305,323	6,474,954
	Number of Shares	Value
Saudi Arabia: 2.2%
S-Oil Corp. (KRW)	46,732	$3,207,700

South Korea: 7.7%
HD Hyundai Co. Ltd.	42,721	5,563,660
SK Innovation Co. Ltd. *	91,045	5,615,202
		11,178,862
Taiwan: 2.3%
Formosa Petrochemical Corp.	1,927,000	3,321,914

Thailand: 1.4%
Thai Oil PCL (NVDR)	1,384,000	2,025,569

Turkiye: 3.4%
Turkiye Petrol Rafinerileri AS	1,020,591	4,959,104

United States: 33.4%
Calumet, Inc. *	50,802	1,829,888
Delek US Holdings, Inc.	55,647	2,827,424
HF Sinclair Corp.	95,943	6,682,430
Marathon Petroleum Corp.	45,839	11,719,657
Par Pacific Holdings, Inc. *	38,227	2,143,770
PBF Energy, Inc.	82,223	3,742,791
Phillips 66	53,962	9,122,276
Valero Energy Corp.	40,930	10,659,810
		48,728,046
Total Common Stocks (Cost: $139,919,067)		145,682,317

Total Investments: 99.9% (Cost: $139,919,067)		145,682,317
Other assets less liabilities: 0.1%		210,368
NET ASSETS: 100.0%		$145,892,685

Definitions:

GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $100,693.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $12,776,650, or 8.8% of net assets.

See Notes to Financial Statements

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,501,384	$—	$4,501,384
Austria	—	6,438,602	—	6,438,602
Finland	—	8,247,643	—	8,247,643
Greece	3,163,562	—	—	3,163,562
Hungary	6,146,423	—	—	6,146,423
India	12,776,650	—	—	12,776,650
Japan	—	16,698,599	—	16,698,599
Poland	—	7,813,305	—	7,813,305
Portugal	—	6,474,954	—	6,474,954
Saudi Arabia	—	3,207,700	—	3,207,700
South Korea	—	11,178,862	—	11,178,862
Taiwan	—	3,321,914	—	3,321,914
Thailand	—	2,025,569	—	2,025,569
Turkiye	—	4,959,104	—	4,959,104
United States	48,728,046	—	—	48,728,046
Total Investments	$70,814,681	$74,867,636	$—	$145,682,317

See Notes to Financial Statements

VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Bermuda: 3.1%
Valaris Ltd. (USD) *	849,343	$61,662,302

Netherlands: 5.3%
Core Laboratories, Inc. (USD) †	346,137	4,032,496
Tenaris SA (ADR) †	1,837,574	101,966,981
		105,999,477
Switzerland: 4.1%
Transocean Ltd. (USD) *	16,915,165	82,715,157

United Kingdom: 7.0%
TechnipFMC PLC (USD)	2,090,669	138,611,354

United States: 80.5%
Baker Hughes Co.	4,256,259	236,222,375
Cactus, Inc. †	1,094,639	56,078,356
Expro Group Holdings NV * †	1,220,447	18,026,002
Halliburton Co.	3,783,212	128,440,047
Helix Energy Solutions Group, Inc. *	2,396,404	20,944,571
Helmerich & Payne, Inc. †	1,525,759	49,953,350
Innovex International, Inc. * †	740,045	18,353,116
Liberty Energy, Inc. †	2,777,551	72,744,061
Nabors Industries Ltd. *	288,863	24,267,381
Noble Corp. PLC †	2,116,495	78,945,263
NOV, Inc.	3,862,635	71,651,879
	Number of Shares	Value
United States (continued)
Oceaneering International, Inc. * †	1,597,821	$64,743,707
Patterson-UTI Energy, Inc.	6,271,132	57,568,992
ProPetro Holding Corp. *	2,148,348	30,807,310
RPC, Inc. †	2,940,194	17,141,331
Select Water Solutions, Inc.	2,272,154	45,397,637
SLB Ltd.	8,139,487	378,404,751
Solaris Energy Infrastructure, Inc. †	1,286,378	103,501,974
Tidewater, Inc. * †	672,162	44,786,154
Weatherford International PLC †	1,037,241	84,535,141
		1,602,513,398
Total Common Stocks (Cost: $2,257,103,892)		1,991,501,688

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $200,516)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	200,516	200,516
Total Investments: 100.0% (Cost: $2,257,304,408)		1,991,702,204
Other assets less liabilities: 0.0%		11,964
NET ASSETS: 100.0%		$1,991,714,168

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $234,399,178.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,991,501,688	$—	$—	$1,991,501,688
Money Market Fund	200,516	—	—	200,516
Total Investments	$1,991,702,204	$—	$—	$1,991,702,204

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

VANECK RARE EARTH AND STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.7%
Australia: 22.5%
AVZ Minerals Ltd. *∞	52,906,510	$6,487,693
Elevra Lithium Ltd. (ADR) * †	806,826	54,985,192
Iluka Resources Ltd.	17,931,457	88,341,773
Liontown Ltd. * †	86,166,516	101,638,866
Lynas Rare Earths Ltd. *	14,054,626	176,470,026
PLS Group Ltd. * †	50,662,719	177,649,834
		605,573,384
Brazil: 1.3%
Sigma Lithium Corp. (USD) * †	2,747,328	34,753,699

Canada: 9.6%
Almonty Industries, Inc. (USD) *	7,532,533	124,738,747
Lithium Americas Corp. (USD) * †	14,768,862	56,860,119
Lithium Argentina AG (USD) * †	5,941,671	49,137,619
Standard Lithium Ltd. (USD) * †	10,368,203	28,512,558
		259,249,043
Chile: 4.8%
Sociedad Quimica y Minera de Chile SA (ADR)	1,724,851	127,707,968

China: 34.7%
Baoji Titanium Industry Co. Ltd.	6,930,873	28,051,492
China Northern Rare Earth Group High-Tech Co. Ltd.	25,795,828	183,633,256
Ganfeng Lithium Group Co. Ltd. (HKD) 144A *	16,118,440	104,040,866
Hubei Zhenhua Chemical Co. Ltd. *	10,959,944	75,299,007
Jinduicheng Molybdenum Co. Ltd.	37,042,270	154,357,627
Sanxiang Advanced Materials Co. Ltd.	6,153,788	87,523,087
Shenghe Resources Holding Co. Ltd.	25,427,381	112,355,307
	Number of Shares	Value
China (continued)
Xiamen Tungsten Co. Ltd.	14,977,709	$189,217,286
		934,477,928
France: 1.0%
Eramet SA * †	500,562	25,729,373

Germany: 1.4%
Vulcan Energy Resources Ltd. (AUD) * †	17,127,853	36,396,530

Kazakhstan: 0.6%
Jiaxin International Resources Investment Ltd. (HKD) * †	2,204,000	16,175,699

Netherlands: 2.2%
AMG Critical Materials NV	1,573,318	59,054,422

Taiwan: 1.8%
Lianyou Metals Co. Ltd.	686,000	49,026,816

United States: 16.8%
Albemarle Corp.	1,391,692	187,920,171
IperionX Ltd. (ADR) * †	1,050,303	31,225,508
MP Materials Corp. * †	2,874,905	161,023,429
Tronox Holdings PLC	5,245,401	33,046,026
United States Antimony Corp. * †	5,445,817	39,536,632
		452,751,766
Total Common Stocks (Cost: $2,183,593,317)		2,600,896,628

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0%
Money Market Fund: 3.0% (Cost: $81,066,938)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	81,066,938	81,066,938
Total Investments: 99.7% (Cost: $2,264,660,255)		2,681,963,566
Other assets less liabilities: 0.3%		8,317,773
NET ASSETS: 100.0%		$2,690,281,339

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $334,048,549.

See Notes to Financial Statements

VANECK RARE EARTH AND STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $104,040,866, or 3.9% of net assets.

Transactions in and earnings from securities of affiliates for the period ended June 30, 2026 were as follows:

	Value 12/31/2025	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026		Dividend Income
AMG Critical Materials NV	$54,111,536	$44,652,193	$(43,195,274)	$2,870,754	$615,213	$	–(a)	$450,680

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$54,985,192	$544,100,499	$6,487,693	$605,573,384
Brazil	34,753,699	—	—	34,753,699
Canada	259,249,043	—	—	259,249,043
Chile	127,707,968	—	—	127,707,968
China	—	934,477,928	—	934,477,928
France	—	25,729,373	—	25,729,373
Germany	—	36,396,530	—	36,396,530
Kazakhstan	—	16,175,699	—	16,175,699
Netherlands	—	59,054,422	—	59,054,422
Taiwan	—	49,026,816	—	49,026,816
United States	452,751,766	—	—	452,751,766
Money Market Fund	81,066,938	—	—	81,066,938
Total Investments	$1,010,514,606	$1,664,961,267	$6,487,693	$2,681,963,566

See Notes to Financial Statements

VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 29.4%
BHP Group Ltd. (ADR) †	157,797	$13,146,068
BlueScope Steel Ltd.	199,607	4,417,750
Fortescue Ltd. †	589,253	7,848,218
Mineral Resources Ltd. *	77,583	3,361,874
Rio Tinto Ltd. †	71,426	8,599,549
Rio Tinto PLC (ADR)	132,137	12,543,766
		49,917,225
Austria: 2.1%
voestalpine AG	77,595	3,626,703

Brazil: 9.6%
Cia Siderurgica Nacional SA (ADR) * †	446,203	408,276
Gerdau SA (ADR)	799,999	3,231,996
Vale SA (ADR)	847,467	12,745,903
		16,386,175
Canada: 1.4%
Labrador Iron Ore Royalty Corp. †	41,725	820,530
Russel Metals, Inc. †	36,176	1,533,735
		2,354,265
Finland: 0.9%
Outokumpu Oyj	265,267	1,528,614

Japan: 9.4%
Hanwa Co. Ltd.	92,700	973,468
JFE Holdings, Inc. †	389,900	3,765,907
Maruichi Steel Tube Ltd.	135,800	1,577,004
Nippon Steel Corp. †	2,406,800	7,977,477
Yamato Kogyo Co. Ltd.	22,000	1,654,266
		15,948,122
Luxembourg: 5.9%
APERAM SA	30,776	1,497,761
ArcelorMittal SA (USD) †	141,631	8,529,019
		10,026,780
Netherlands: 4.9%
Tenaris SA (ADR) †	120,233	6,671,729
Ternium SA (ADR)	37,947	1,620,337
		8,292,066
South Africa: 0.4%
Kumba Iron Ore Ltd.	38,382	680,932

South Korea: 4.8%
Hyundai Steel Co.	59,863	1,099,323
	Number of Shares	Value
South Korea (continued)
POSCO Holdings, Inc. (ADR) †	138,497	$7,115,976
		8,215,299
Spain: 1.3%
Acerinox SA	131,083	2,299,454

Sweden: 2.3%
SSAB AB †	427,312	3,958,875

Taiwan: 4.8%
China Steel Corp.	8,822,000	5,229,742
Feng Hsin Steel Co. Ltd.	380,000	727,071
TA Chen Stainless Pipe	1,700,000	2,163,561
		8,120,374
Turkiye: 1.3%
Eregli Demir ve Celik Fabrikalari TAS	2,453,425	2,134,873

United Kingdom: 0.4%
Vesuvius PLC	114,819	682,723

United States: 21.1%
Cleveland-Cliffs, Inc. *	299,900	2,816,061
Commercial Metals Co.	51,306	3,219,452
Nucor Corp.	46,900	10,446,975
Reliance, Inc.	20,625	7,705,500
Sims Ltd. (AUD)	88,041	1,688,381
Steel Dynamics, Inc.	40,420	9,274,773
Worthington Steel, Inc.	19,941	669,619
		35,820,761
Total Common Stocks (Cost: $162,713,310)		169,993,241

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1%
Money Market Fund: 3.1% (Cost: $5,305,168)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	5,305,168	5,305,168
Total Investments: 103.1% (Cost: $168,018,478)		175,298,409
Liabilities in excess of other assets: (3.1)%		(5,346,745)
NET ASSETS: 100.0%		$169,951,664

Definitions:

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $29,913,144.

See Notes to Financial Statements

VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$25,689,834	$24,227,391	$—	$49,917,225
Austria	—	3,626,703	—	3,626,703
Brazil	16,386,175	—	—	16,386,175
Canada	2,354,265	—	—	2,354,265
Finland	—	1,528,614	—	1,528,614
Japan	—	15,948,122	—	15,948,122
Luxembourg	8,529,019	1,497,761	—	10,026,780
Netherlands	8,292,066	—	—	8,292,066
South Africa	—	680,932	—	680,932
South Korea	7,115,976	1,099,323	—	8,215,299
Spain	—	2,299,454	—	2,299,454
Sweden	—	3,958,875	—	3,958,875
Taiwan	—	8,120,374	—	8,120,374
Turkiye	—	2,134,873	—	2,134,873
United Kingdom	682,723	—	—	682,723
United States	34,132,380	1,688,381	—	35,820,761
Money Market Fund	5,305,168	—	—	5,305,168
Total Investments	$108,487,606	$66,810,803	$—	$175,298,409

See Notes to Financial Statements

VANECK URANIUM AND NUCLEAR ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Australia: 7.4%
Deep Yellow Ltd. * † ‡	57,320,739	$56,275,842
Paladin Energy Ltd. * † ‡	28,056,850	183,117,627
Silex Systems Ltd. * † ‡	19,263,231	72,147,961
		311,541,430
Canada: 19.0%
Cameco Corp. (USD)	3,471,487	353,605,666
Denison Mines Corp. (USD) * † ‡	65,571,084	200,647,517
IsoEnergy Ltd. * † ‡	3,504,991	34,932,562
NexGen Energy Ltd. (USD) * †	22,242,140	208,853,695
		798,039,440
China: 6.2%
CGN Mining Co. Ltd. (HKD) † 311,050,000		97,599,546
CGN Power Co. Ltd. (HKD) 144A	479,964,000	164,129,749
		261,729,295
Finland: 5.7%
Fortum Oyj	10,447,384	241,842,915

Kazakhstan: 4.4%
NAC Kazatomprom JSC (USD) (GDR)	2,677,886	184,197,604

South Korea: 2.5%
KEPCO Engineering & Construction Co., Inc.	1,488,161	104,985,007

United Kingdom: 2.8%
Yellow Cake PLC 144A * † ‡	16,761,409	117,284,880
	Number of Shares	Value
United States: 52.2%
BWX Technologies, Inc. †	1,464,697	$285,103,271
Centrus Energy Corp. * † ‡	1,265,711	212,474,906
Constellation Energy Corp.	1,361,512	338,158,735
Encore Energy Corp. * † ‡	15,159,056	19,858,363
Energy Fuels, Inc. * † ‡	13,554,873	196,545,658
NANO Nuclear Energy, Inc. * † ‡	3,819,847	80,751,566
NuScale Power Corp. * † ‡	19,974,830	200,347,545
Oklo, Inc. * †	4,198,503	219,707,662
Public Service Enterprise Group, Inc.	3,672,967	298,098,002
Uranium Energy Corp. * †	19,699,167	209,993,120
Ur-Energy, Inc. * † ‡	23,446,633	31,887,421
X-Energy, Inc. * †	5,471,937	100,464,763
		2,193,391,012
Total Common Stocks (Cost: $4,177,453,077)		4,213,011,583

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.1%
Money Market Fund: 2.1% (Cost: $89,918,533)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	89,918,533	89,918,533
Total Investments: 102.3% (Cost: $4,267,371,610)		4,302,930,116
Liabilities in excess of other assets: (2.3)%		(97,511,500)
NET ASSETS: 100.0%		$4,205,418,616

Definitions:

GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $680,440,672.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $281,414,629, or 6.7% of net assets.

See Notes to Financial Statements

VANECK URANIUM AND NUCLEAR ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in and earnings from securities of affiliates for the period ended June 30, 2026 were as follows:

	Value 12/31/2025		Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Dividend Income
Centrus Energy Corp.	$	–(a)	$132,603,174	$(3,510,154)	$2,582,556	$(74,749,383)	$212,474,906	$–
Deep Yellow Ltd.		69,646,375	30,464,016	(25,871,532)	(4,106,665)	(13,856,352)	56,275,842	–
Denison Mines Corp.		166,503,575	89,393,261	(71,706,301)	(375,576)	16,832,558	200,647,517	–
Encore Energy Corp.		24,101,699	12,918,830	(1,574,312)	(1,182,293)	(14,405,561)	19,858,363	–
Energy Fuels, Inc.		–(a)	102,344,689	(3,462,746)	2,281,217	(25,257,030)	196,545,659	–
IsoEnergy Ltd.		–	37,992,293	(517,932)	17,111	(2,558,910)	34,932,562	–
NANO Nuclear Energy, Inc.		77,824,813	42,800,998	(19,781,499)	(19,962,026)	(130,720)	80,751,566	–
NuScale Power Corp.		–(a)	145,429,267	(3,365,812)	118,064	(61,445,750)	200,347,545	–
Paladin Energy Ltd.		152,547,115	72,546,289	(36,143,295)	(3,716,798)	(2,115,684)	183,117,627	–
Silex Systems Ltd.		100,706,835	28,515,392	(17,645,011)	(4,830,377)	(34,598,878)	72,147,961	–
Ur-Energy, Inc.		28,360,647	42,727,287	(35,022,687)	(1,353,841)	(2,823,985)	31,887,421	–
Yellow Cake PLC		125,741,772	36,381,947	(25,965,017)	(3,029,677)	(15,844,145)	117,284,880	–
Total		$745,432,831	$774,117,443	$(244,566,298)	$(33,558,305)	$(230,953,840)	$1,406,271,849	$–

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$311,541,430	$—	$311,541,430
Canada	798,039,440	—	—	798,039,440
China	—	261,729,295	—	261,729,295
Finland	—	241,842,915	—	241,842,915
Kazakhstan	184,197,604	—	—	184,197,604
South Korea	—	104,985,007	—	104,985,007
United Kingdom	—	117,284,880	—	117,284,880
United States	2,193,391,012	—	—	2,193,391,012
Money Market Fund	89,918,533	—	—	89,918,533
Total Investments	$3,265,546,589	$1,037,383,527	$—	$4,302,930,116

See Notes to Financial Statements

VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.3%
Banks: 11.8%
Bank for Foreign Trade of Vietnam JSC	11,772,401	$27,919,979
Nam A Commercial JSB *	8,412,000	4,225,355
Saigon - Hanoi Commercial Joint Stock Bank *	17,762,631	9,175,278
Saigon Treasure Commercial JSB *	4,781,000	13,444,607
Vietnam Export Import Commercial JSB *	7,085,929	5,682,266
Vietnam Maritime Commercial JSB*	10,110,300	6,244,362
		66,691,847
Capital Goods: 5.8%
Development Investment Construction JSC*	5,273,894	2,504,505
Gelex Electric Equipment JSC	2,165,800	7,597,565
Gelex Group JSC	7,742,800	9,282,074
Ha Do Group JSC	164,511	130,250
Hoang Huy Investment Financial Services JSC *	5,011,855	2,782,928
IDICO Corp. JSC	1,764,416	2,788,312
Tasco JSC *	7,074,100	4,113,552
Vietnam Construction and Import-Export JSC*	4,280,819	3,395,038
		32,594,224
Consumer Services: 2.1%
Vinpearl JSC*	3,537,200	12,133,878

Energy: 1.3%
PetroVietnam Drilling & Well Services JSC	3,132,788	3,895,260
PetroVietnam Technical Services Corp.*	2,449,807	3,544,454
		7,439,714
Financial Services: 20.6%
FPT Securities JSC	2,899,827	2,935,924
Sai Gon-Ha Noi Securities JSC *	5,069,024	3,572,684
SSI Securities Corp.	23,866,226	24,373,477
Techcom Securities JSC	7,816,400	13,233,335
Vietcap Securities JSC	13,096,987	12,171,294
VIX Securities JSC *	31,760,609	20,493,706
VNDirect Securities Corp.	15,871,425	10,720,444
VP Bank Securities Ltd. Co. *	5,283,400	5,763,173
VPS Securities JSC*	18,182,100	22,929,121
		116,193,158
Food, Beverage & Tobacco: 19.3%
BAF Viet Nam Agriculture JSC*	2,412,560	2,725,996
HAGL JSC *	8,392,600	4,900,438
KIDO Group Corp.	1,429,136	2,715,801
Masan Consumer Corp.	5,653,700	29,009,111
Masan Group Corp. *	11,815,576	32,516,072
Saigon Beer Alcohol Beverage Corp.	1,807,000	3,336,150
	Number of Shares	Value
Food, Beverage & Tobacco (continued)
Thanh Thanh Cong - Bien Hoa JSC *	5,746,771	$4,641,274
Vietnam Dairy Products JSC	12,367,141	25,786,046
Vinh Hoan Corp.	1,505,060	3,413,219
		109,044,107
Insurance: 0.6%
Bao Viet Holdings	1,359,596	3,346,376

Materials: 6.8%
Duc Giang Chemicals JSC	2,354,332	4,290,519
Hoa Phat Group JSC	29,738,598	26,404,556
Hoa Sen Group *	5,118,111	2,285,130
PetroVietNam Ca Mau Fertilizer JSC *	1,790,100	2,396,322
Petrovietnam Fertilizer & Chemicals JSC	3,257,086	2,847,157
		38,223,684
Real Estate Management & Development: 24.7%
Bluemarq Group JSC*	4,645,314	2,241,478
CEO Group JSC *	3,861,259	2,165,461
Khang Dien House Trading and Investment JSC *	3,952,772	3,255,958
Kinh Bac City Development Holding Corp. *	5,440,100	6,331,644
Novaland Investment Group Corp. *	14,874,527	7,046,921
Phat Dat Real Estate Development Corp. *	6,045,062	3,397,112
Sai Gon VRG Investment Corp.	1,603,220	3,072,532
Van Phu Real estate development JSC *	1,758,552	4,143,824
Vincom Retail JSC	11,845,522	12,854,195
Vingroup JSC *	5,905,098	49,555,033
Vinhomes JSC 144A	7,884,167	45,681,034
		139,745,192
Software & Services: 2.4%
FPT Corp.	5,040,200	13,482,796

Transportation: 3.0%
Vietjet Aviation JSC*	2,600,562	13,824,847
Vietnam Airlines JSC*	3,507,100	3,156,821
		16,981,668
Utilities: 0.9%
PetroVietnam Power Corp.*	8,644,647	4,837,511

Total Common Stocks (Cost: $392,148,600)		560,714,155

EXCHANGE TRADED FUND: 0.0% (Cost: $42,158)
DCVFMVN Diamond ETF	62,610	86,414

Total Investments: 99.3% (Cost: $392,190,758)		560,800,569
Other assets less liabilities: 0.7%		3,703,291
NET ASSETS: 100.0%		$564,503,860

See Notes to Financial Statements

VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $45,681,034, or 8.1% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$66,691,846	$—	$66,691,847
Capital Goods	11,711,118	20,883,107	—	32,594,224
Consumer Services	—	12,133,878	—	12,133,878
Energy	—	7,439,714	—	7,439,714
Financial Services	—	116,193,158	—	116,193,158
Food, Beverage & Tobacco	7,357,075	101,687,032	—	109,044,107
Insurance	—	3,346,376	—	3,346,376
Materials	2,847,157	35,376,527	—	38,223,684
Real Estate Management & Development	4,143,824	135,601,368	—	139,745,192
Software & Services	—	13,482,796	—	13,482,796
Transportation	—	16,981,668	—	16,981,668
Utilities	—	4,837,511	—	4,837,511
Exchange Traded Fund	—	86,414	—	86,414
Total Investments	$26,059,174	$534,741,395	$—	$560,800,569

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

	Africa Index ETF	Agribusiness ETF	Brazil Small-Cap ETF	China Semiconductor ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$99,709,825	$943,471,882	$22,329,041	$208,332,416
Short-term investments held as collateral for securities loaned (3)	2,170,975	12,466,707	32,288	—
Cash	56,395	—	—	322,864
Foreign currency, at value (4)	—	801	12,525	296
Receivables:
Capital shares sold	—	—	—	211,148,037
Due from Adviser	—	—	275	—
Dividends and interest	215,045	2,475,191	148,828	68,323
Prepaid expenses	—	839	—	—
Other assets	3,471	120,507	5,914	—
Total assets	102,155,711	958,535,927	22,528,871	419,871,936
Liabilities:
Payables:
Investment securities purchased	—	—	—	198,179,001
Collateral for securities loaned	2,170,975	12,466,707	32,288	—
Line of credit	126,164	897,458	—	—
Due to Adviser	43,560	379,155	—	449
Due to custodian	48,314	1,220	68,699	—
Deferred Trustee fees	19,360	770,234	49,813	—
Accrued expenses	35,959	124,026	36,620	—
Accrued interest	2,941	2,879	—	—
Total liabilities	2,447,273	14,641,679	187,420	198,179,450
NET ASSETS	$99,708,438	$943,894,248	$22,341,451	$221,692,486
Shares outstanding	3,850,000	11,900,000	1,350,000	3,200,000
Net asset value, per share	$25.90	$79.32	$16.55	$69.28
Net Assets consist of:
Aggregate paid-in capital	$144,879,542	$1,982,715,899	$188,330,059	$217,349,692
Total distributable earnings (loss)	(45,171,104)	(1,038,821,651)	(165,988,608)	4,342,794
NET ASSETS	$99,708,438	$943,894,248	$22,341,451	$221,692,486
(1) Includes Investment in securities on loan, at market value	$3,326,174	$67,319,056	$551,377	$—
(2) Cost of investments - Unaffiliated issuers	$87,478,869	$1,084,059,220	$20,185,212	$204,095,181
(3) Cost of short-term investments held as collateral for securities loaned	$2,170,975	$12,466,707	$32,288	$—
(4) Cost of cash denominated in foreign currency	$—	$798	$12,525	$296

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

	ChiNext Innovators ETF	CMCI Commodity Strategy ETF (a)	Copper and Electrification Metals ETF	Digital India ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$143,562,865	$2,727,584	$34,250,915	$15,087,938
Short-term investments held as collateral for securities loaned (3)	—	—	31,097	—
Total return swap contracts, at value	—	29,995	—	—
Cash	219,508	4,446	—	—
Foreign currency, at value (4)	—	—	524	81,115
Receivables:
Investment securities sold	—	19,984	—	—
Capital shares sold	3,126,218	—	—	—
Due from Adviser	—	5,109	—	—
Dividends and interest	1,209	219	23,905	171,335
Other assets	136	3	—	—
Total assets	146,909,936	2,787,340	34,306,441	15,340,388
Liabilities:
Payables:
Collateral for securities loaned	—	—	31,097	—
Due to Adviser	60,882	—	19,395	8,771
Due to custodian	2,987,443	—	15,261	9,101
Deferred Trustee fees	1,961	13	—	—
Accrued expenses	40,489	41,961	—	—
Accrued foreign taxes	—	—	—	310,069
Accrued interest	11,852	20	969	221
Total liabilities	3,102,627	41,994	66,722	328,162
NET ASSETS	$143,807,309	$2,745,346	$34,239,719	$15,012,226
Shares outstanding	2,300,000	100,000	850,000	425,000
Net asset value, per share	$62.52	$27.45	$40.28	$35.32
Net Assets consist of:
Aggregate paid-in capital	$108,960,468	$2,381,906	$34,482,586	$15,134,835
Total distributable earnings (loss)	34,846,841	363,440	(242,867)	(122,609)
NET ASSETS	$143,807,309	$2,745,346	$34,239,719	$15,012,226
(1) Includes Investment in securities on loan, at market value	$—	$—	$638,507	$—
(2) Cost of investments - Unaffiliated issuers	$92,116,337	$2,728,470	$30,187,563	$12,981,600
(3) Cost of short-term investments held as collateral for securities loaned	$—	$—	$31,097	$—
(4) Cost of cash denominated in foreign currency	$—	$—	$521	$81,092

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

	Gold Miners ETF	India Growth Leaders ETF (a)	Indonesia Index ETF	Israel ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$22,751,189,115	$99,208,093	$27,541,982	$153,345,792
Short-term investments held as collateral for securities loaned (3)	96,444,322	—	315	4,613,480
Cash	24,610,110	242,806	—	9,173
Foreign currency, at value (4)	—	219,283	9,313	—
Receivables:
Investment securities sold	—	—	—	518,999
Capital shares sold	11,304,871	—	—	—
Dividends and interest	1,632,074	193,366	186,638	91,147
Prepaid expenses	19,913	201	—	455
Other assets	747,194	3,533	4,895	1,427
Total assets	22,885,947,599	99,867,282	27,743,143	158,580,473
Liabilities:
Payables:
Investment securities purchased	11,920,481	—	—	—
Collateral for securities loaned	96,444,322	—	315	4,613,480
Line of credit	—	—	179,799	574,142
Due to Adviser	10,086,670	29,477	2,960	61,328
Due to custodian	1,057,145	—	—	37,088
Deferred Trustee fees	1,919,601	21,979	42,397	7,145
Accrued expenses	20,188	62,900	40,165	40,337
Accrued foreign taxes	—	1,182,644	—	—
Accrued interest	59,687	63	162	2,119
Total liabilities	121,508,094	1,297,063	265,798	5,335,639
NET ASSETS	$22,764,439,505	$98,570,219	$27,477,345	$153,244,834
Shares outstanding	302,052,500	2,124,967	2,800,000	2,375,000
Net asset value, per share	$75.37	$46.39	$9.81	$64.52
Net Assets consist of:
Aggregate paid-in capital	$24,409,176,043	$164,665,563	$180,416,215	$105,248,559
Total distributable earnings (loss)	(1,644,736,538)	(66,095,344)	(152,938,870)	47,996,275
NET ASSETS	$22,764,439,505	$98,570,219	$27,477,345	$153,244,834
(1) Includes Investment in securities on loan, at market value	$543,442,250	$—	$212,046	$11,609,486
(2) Cost of investments - Unaffiliated issuers	$16,191,263,833	$78,322,693	$47,983,213	$93,607,093
(3) Cost of short-term investments held as collateral for securities loaned	$96,444,322	$—	$315	$4,613,480
(4) Cost of cash denominated in foreign currency	$—	$218,743	$9,334	$—

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

	Junior Gold Miners ETF	Low Carbon Energy ETF	MSCI EAFE Analyst Sentiment ETF	Natural Resources ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$6,628,422,598	$143,788,725	$4,004,249	$298,561,180
Affiliated issuers (3)	444,383,966	—	—	—
Short-term investments held as collateral for securities loaned (4)	74,556,414	3,162,916	—	1,533,304
Cash	7,841,045	7,626	—	63,451
Foreign currency, at value (5)	—	10,212	27,562	—
Receivables:
Investment securities sold	—	1,366,083	—	—
Dividends and interest	1,439,504	290,022	5,490	327,770
Prepaid expenses	7,197	1,655	—	—
Other assets	165,794	4,842	—	—
Total assets	7,156,816,518	148,632,081	4,037,301	300,485,705
Liabilities:
Payables:
Investment securities purchased	—	1,632,481	—	—
Collateral for securities loaned	74,556,414	3,162,916	—	1,533,304
Due to Adviser	3,148,566	59,186	982	105,823
Due to custodian	292,285	—	23,276	3,839
Deferred Trustee fees	507,917	25,367	—	14,855
Accrued expenses	8,295	34,892	—	—
Accrued interest	5,741	513	—	279
Total liabilities	78,519,218	4,915,355	24,258	1,658,100
NET ASSETS	$7,078,297,300	$143,716,726	$4,013,043	$298,827,605
Shares outstanding	72,037,446	983,298	50,000	4,350,000
Net asset value, per share	$98.26	$146.16	$80.26	$68.70
Net Assets consist of:
Aggregate paid-in capital	$7,740,737,395	$233,450,261	$3,632,505	$294,177,679
Total distributable earnings (loss)	(662,440,095)	(89,733,535)	380,538	4,649,926
NET ASSETS	$7,078,297,300	$143,716,726	$4,013,043	$298,827,605
(1) Includes Investment in securities on loan, at market value	$310,513,854	$11,757,196	$—	$17,982,804
(2) Cost of investments - Unaffiliated issuers	$4,456,359,051	$133,282,654	$3,746,574	$248,628,288
(3) Cost of investments - Affiliated issuers	$462,122,777	$—	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$74,556,414	$3,162,916	$—	$1,533,304
(5) Cost of cash denominated in foreign currency	$—	$10,212	$28,039	$—

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

	Oil Refiners ETF	Oil Services ETF	Rare Earth and Strategic Metals ETF	Steel ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$145,682,317	$1,991,501,688	$2,600,896,628	$169,993,241
Short-term investments held as collateral for securities loaned (3)	—	200,516	81,066,938	5,305,168
Cash	—	—	40,024,354	—
Foreign currency, at value (4)	895	—	56,457,920	52
Receivables:
Investment securities sold	—	—	4,143,320	—
Dividends and interest	499,135	2,673,634	1,807,081	94,025
Prepaid expenses	—	—	356	—
Other assets	91	—	72,291	7,702
Total assets	146,182,438	1,994,375,838	2,784,468,888	175,400,188
Liabilities:
Payables:
Investment securities purchased	—	—	3,123,677	—
Capital shares redeemed	—	—	8,762,339	—
Collateral for securities loaned	—	200,516	81,066,938	5,305,168
Line of credit	189,590	1,607,881	—	—
Due to Adviser	69,881	640,281	1,179,595	81,556
Due to custodian	4,795	571	—	32,968
Deferred Trustee fees	1,405	206,441	36,528	27,009
Accrued expenses	22,844	—	1,935	1,324
Accrued interest	1,238	5,980	16,537	499
Total liabilities	289,753	2,661,670	94,187,549	5,448,524
NET ASSETS	$145,892,685	$1,991,714,168	$2,690,281,339	$169,951,664
Shares outstanding	3,150,000	5,350,543	30,374,987	1,720,000
Net asset value, per share	$46.32	$372.25	$88.57	$98.81
Net Assets consist of:
Aggregate paid-in capital	$146,842,975	$4,146,193,321	$2,714,684,898	$321,816,234
Total distributable loss	(950,290)	(2,154,479,153)	(24,403,559)	(151,864,570)
NET ASSETS	$145,892,685	$1,991,714,168	$2,690,281,339	$169,951,664
(1) Includes Investment in securities on loan, at market value	$100,693	$234,399,178	$334,048,549	$29,913,144
(2) Cost of investments - Unaffiliated issuers	$139,919,067	$2,257,103,892	$2,183,593,317	$162,713,310
(3) Cost of short-term investments held as collateral for securities loaned	$—	$200,516	$81,066,938	$5,305,168
(4) Cost of cash denominated in foreign currency	$894	$—	$56,462,249	$52

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

	Uranium and Nuclear ETF	Vietnam ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$2,806,739,734	$560,800,569
Affiliated issuers (3)	1,406,271,849	—
Short-term investments held as collateral for securities loaned (4)	89,918,533	—
Cash	5,922	—
Foreign currency, at value (5)	—	15,611,615
Receivables:
Investment securities sold	8,475,716	—
Dividends and interest	13,076,929	3,117,979
Prepaid expenses	1,257	602
Other assets	92,446	16,508
Total assets	4,324,582,386	579,547,273
Liabilities:
Payables:
Capital shares redeemed	8,690,918	—
Collateral for securities loaned	89,918,533	—
Line of credit	18,615,646	1,999,999
Due to Adviser	1,867,465	229,092
Due to custodian	—	12,610,275
Deferred Trustee fees	23,018	79,352
Accrued expenses	7,901	100,537
Accrued interest	40,289	24,158
Total liabilities	119,163,770	15,043,413
NET ASSETS	$4,205,418,616	$564,503,860
Shares outstanding	36,291,632	30,400,000
Net asset value, per share	$115.88	$18.57
Net Assets consist of:
Aggregate paid-in capital	$4,345,153,040	$720,928,846
Total distributable loss	(139,734,424)	(156,424,986)
NET ASSETS	$4,205,418,616	$564,503,860
(1) Includes Investment in securities on loan, at market value	$680,440,672	$—
(2) Cost of investments - Unaffiliated issuers	$2,657,198,023	$392,190,758
(3) Cost of investments - Affiliated issuers	$1,520,255,054	$—
(4) Cost of short-term investments held as collateral for securities loaned	$89,918,533	$—
(5) Cost of cash denominated in foreign currency	$—	$15,606,144

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	Africa Index ETF	Agribusiness ETF	Brazil Small-Cap ETF	China Semiconductor ETF (a)
Income:
Dividends	$2,380,556	$12,748,964	$328,422	$329
Interest	5,681	11,490	77	36,889
Securities lending income - net	35,359	121,902	1,660	—
Net foreign taxes withheld	(255,153)	(800,577)	(25,464)	(33)
Total income	2,166,443	12,081,779	304,695	37,185

Expenses:
Management fees	311,609	2,393,166	60,217	449
Professional fees	25,086	23,178	25,814	—
Custody and accounting fees	38,117	33,308	31,618	—
Reports to shareholders	8,130	18,927	5,234	—
Trustees’ fees and expenses	713	4,919	173	—
Exchange listing fees	3,363	3,363	3,363	—
Insurance	720	4,070	628	—
Interest	8,336	26,065	1,305	—
Other	244	1,004	404	—
Total expenses	396,318	2,508,000	128,756	449
Expenses assumed by the Adviser	—	—	(56,251)	—
Net expenses	396,318	2,508,000	72,505	449
Net investment income	1,770,125	9,573,779	232,190	36,736

Net realized gain (loss) on:
Investments .	1,670,608	(24,656,534)	1,162,489	—
In-kind redemptions	14,923,915	50,786,477	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(87,104)	(79,211)	11,389	500
Net realized gain	16,507,419	26,050,732	1,173,878	500

Net change in unrealized appreciation (depreciation) on:
Investments	(21,415,365)	6,763,188	(867,121)	4,237,235
Foreign currency translations and foreign denominated assets and liabilities	266	(24,604)	3,712	68,323
Net change in unrealized appreciation (depreciation)	(21,415,099)	6,738,584	(863,409)	4,305,558
Net increase (decrease) in net assets resulting from operations	$(3,137,555)	$42,363,095	$542,659	$4,342,794

(a)	For the period June 24, 2026 (commencement of operations) through June 30, 2026.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	ChiNext Innovators ETF	CMCI Commodity Strategy ETF (a)	Copper and Electrification Metals ETF	Digital India ETF
Income:
Dividends	$571,117	$1,863	$282,711	$231,972
Interest	64,708	48,830	638	2,516
Securities lending income - net	—	9	2,865	—
Net foreign taxes withheld	(57,112)	—	(23,751)	(14,992)
Total income	578,713	50,702	262,463	219,496

Expenses:
Management fees	213,947	8,759	104,067	54,833
Professional fees	26,064	19,758	—	—
Custody and accounting fees	37,034	11,644	—	—
Reports to shareholders	5,708	3,734	—	—
Trustees’ fees and expenses	386	18	—	—
Exchange listing fees	3,363	3,445	—	—
Insurance	570	481	—	—
Interest	2,299	1,316	255	1,009
Other	3,059	362	—	—
Total expenses	292,430	49,517	104,322	55,842
Expenses assumed by the Adviser	(14,220)	(39,441)	—	—
Net expenses	278,210	10,076	104,322	55,842
Net investment income	300,503	40,626	158,141	163,654

Net realized gain (loss) on:
Investments (1)	(3,710,900)	(4)	917,612	(2,022,695)
In-kind redemptions	—	—	3,869,922	2,354
Swap contracts	—	297,332	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(45,246)	—	128	(28,649)
Net realized gain (loss)	(3,756,146)	297,328	4,787,662	(2,048,990)

Net change in unrealized appreciation (depreciation) on:
Investments (2)	34,736,350	(2,244)	(3,458,561)	(650,671)
Swap contracts	—	18,426	—	—
Foreign currency translations and foreign denominated assets and liabilities	1,022	—	(191)	409
Net change in unrealized appreciation (depreciation)	34,737,372	16,182	(3,458,752)	(650,262)
Net increase (decrease) in net assets resulting from operations	$31,281,729	$354,136	$1,487,051	$(2,535,598)
(1) Net of foreign taxes	$—	$—	$—	$(21,917)
(2) Net change in accrued foreign taxes	$—	$—	$—	$(63,600)

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	Gold Miners ETF	India Growth Leaders ETF (a)	Indonesia Index ETF	Israel ETF
Income:
Dividends	$248,871,676	$912,501	$1,161,251	$1,556,853
Non-cash dividends	14,919,593	—	—	—
Interest	264,452	59,233	1,914	2,668
Securities lending income - net	892,958	—	5,745	25,181
Net foreign taxes withheld	(23,243,743)	(194,615)	(197,996)	(364,617)
Total income	241,704,936	777,119	970,914	1,220,085

Expenses:
Management fees	71,189,406	289,186	86,628	360,159
Professional fees	48,689	55,619	24,557	25,908
Custody and accounting fees	316,792	50,739	33,324	35,630
Reports to shareholders	359,559	12,516	5,922	6,498
Trustees’ fees and expenses	175,734	15,632	341	847
Exchange listing fees	362	3,363	3,363	3,363
Insurance	52,354	1,610	640	1,457
Interest	237,853	670	352	7,840
Other	69,013	15,750	439	603
Total expenses	72,449,762	445,085	155,566	442,305
Expenses assumed by the Adviser	—	(39,555)	(56,307)	(9,477)
Net expenses	72,449,762	405,530	99,259	432,828
Net investment income	169,255,174	371,589	871,655	787,257

Net realized gain (loss) on:
Investments .	(385,260,033)	(10,786,778)	(4,353,539)	3,919,917
In-kind redemptions	2,005,179,162	(36,816)	4,242,006	—
Foreign currency transactions and foreign denominated assets and liabilities	537,582	(175,840)	(10,949)	5,149
Net realized gain (loss)	1,620,456,711	(10,999,434)	(122,482)	3,925,066

Net change in unrealized appreciation (depreciation) on:
Investments (1)	(5,211,714,412)	2,689,549	(17,615,106)	7,265,370
Foreign currency translations and foreign denominated assets and liabilities	8,319	917	(892)	(266)
Net change in unrealized appreciation (depreciation)	(5,211,706,093)	2,690,466	(17,615,998)	7,265,104
Net increase (decrease) in net assets resulting from operations	$(3,421,994,208)	$(7,937,379)	$(16,866,825)	$11,977,427
(2) Net change in accrued foreign taxes	$—	$(544,646)	$—	$—

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	Junior Gold Miners ETF	Low Carbon Energy ETF	MSCI EAFE Analyst Sentiment ETF (a)	Natural Resources ETF
Income:
Dividends - unaffiliated issuers	$47,766,260	$1,034,089	$39,709	$3,882,129
Dividends - affiliated issuers	1,117,760	—	—	—
Non-cash dividends	8,385,428	—	—	—
Interest	250,305	2,431	35	4,602
Securities lending income - net	1,306,822	75,438	—	74,184
Net foreign taxes withheld	(4,644,369)	(87,153)	(5,715)	(216,905)
Total income	54,182,206	1,024,805	34,029	3,744,010

Expenses:
Management fees	23,526,780	347,967	2,854	579,336
Professional fees	26,224	24,165	—	—
Custody and accounting fees	222,275	35,882	—	—
Reports to shareholders	78,049	8,330	—	—
Trustees’ fees and expenses	63,862	927	—	—
Exchange listing fees	362	3,363	—	—
Insurance	24,811	1,557	—	—
Interest	93,295	2,198	—	260
Other	23,533	2,932	—	—
Total expenses	24,059,191	427,321	2,854	579,596
Net investment income	30,123,015	597,484	31,175	3,164,414

Net realized gain (loss) on:
Investments - unaffiliated issuers	366,019,683	(3,128,625)	92,463	(1,701,125)
Investments - affiliated issuers	(780,899)	—	—	—
In-kind redemptions - unaffiliated issuers	1,205,327,269	1,075,080	—	9,772,903
In-kind redemptions - affiliated issuers	73,835,787	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(2,483,078)	(13,372)	(179)	(17,297)
Net realized gain (loss)	1,641,918,762	(2,066,917)	92,284	8,054,481

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(2,535,051,018)	17,605,714	257,675	16,549,573
Investments - affiliated issuers	(234,032,136)	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	1,981	(3,412)	(596)	(715)
Net change in unrealized appreciation (depreciation)	(2,769,081,173)	17,602,302	257,079	16,548,858
Net increase (decrease) in net assets resulting from operations	$(1,097,039,396)	$16,132,869	$380,538	$27,767,753

(a)	For the period April 2, 2026 (commencement of operations) through June 30, 2026.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	Oil Refiners ETF	Oil Services ETF	Rare Earth and Strategic Metals ETF	Steel ETF
Income:
Dividends - unaffiliated issuers	$2,595,213	$20,173,573	$6,240,035	$2,820,674
Dividends - affiliated issuers	—	—	450,680	—
Interest	4,536	22,825	243,034	1,062
Securities lending income - net	1,189	233,928	2,755,319	60,552
Net foreign taxes withheld	(203,684)	—	(944,710)	(159,746)
Total income	2,397,254	20,430,326	8,744,358	2,722,542

Expenses:
Management fees	297,282	3,864,688	6,718,227	452,214
Professional fees	24,156	—	23,393	39,343
Custody and accounting fees	20,073	—	65,393	16,007
Reports to shareholders	6,141	—	34,447	12,902
Trustees’ fees and expenses	327	—	10,383	925
Exchange listing fees	3,363	—	3,363	3,363
Insurance	686	—	2,642	1,211
Interest	4,008	15,610	32,560	7,415
Other	294	—	5,689	107
Total expenses	356,330	3,880,298	6,896,097	533,487
Expenses assumed by the Adviser	(1,333)	—	—	(28,636)
Net expenses	354,997	3,880,298	6,896,097	504,851
Net investment income	2,042,257	16,550,028	1,848,261	2,217,691

Net realized gain (loss) on:
Investments - unaffiliated issuers	(1,632,792)	(29,085,004)	(61,094,516)	(1,565,070)
Investments - affiliated issuers	—	—	(3,816,540)	—
In-kind redemptions - unaffiliated issuers	8,014,678	432,367,330	183,491,625	19,660,325
In-kind redemptions - affiliated issuers	—	—	6,687,294	—
Foreign currency transactions and foreign denominated assets and liabilities	(61,026)	—	(327,895)	(24,509)
Net realized gain	6,320,860	403,282,326	124,939,968	18,070,746

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	3,084,141	45,120,530	120,929,201	(1,289,873)
Investments - affiliated issuers	—	—	615,213	—
Foreign currency translations and foreign denominated assets and liabilities	(6,247)	—	(5,623)	(268)
Net change in unrealized appreciation (depreciation)	3,077,894	45,120,530	121,538,791	(1,290,141)
Net increase in net assets resulting from operations	$11,441,011	$464,952,884	$248,327,020	$18,998,296

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	Uranium and Nuclear ETF	Vietnam ETF
Income:
Dividends	$29,705,759	$5,266,853
Interest	168,309	25,006
Securities lending income - net	4,076,695	—
Net foreign taxes withheld	(3,103,355)	—
Total income	30,847,408	5,291,859

Expenses:
Management fees	11,654,617	1,457,713
Professional fees	23,266	26,544
Custody and accounting fees	133,303	241,860
Reports to shareholders	124,104	18,772
Trustees’ fees and expenses	25,011	4,120
Exchange listing fees	3,363	1,978
Insurance	6,082	3,592
Interest	52,566	151,494
Other	6,468	3,468
Total expenses	12,028,780	1,909,541
Net investment income	18,818,628	3,382,318

Net realized gain (loss) on:
Investments - unaffiliated issuers	(6,408,248)	21,229,287
Investments - affiliated issuers	(43,310,102)	—
In-kind redemptions - unaffiliated issuers	25,324,143	—
In-kind redemptions - affiliated issuers	9,751,797	—
Foreign currency transactions and foreign denominated assets and liabilities	(299,817)	(546,830)
Net realized gain (loss)	(14,942,227)	20,682,457

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(218,778,928)	(40,376,146)
Investments - affiliated issuers	(230,953,840)	—
Foreign currency translations and foreign denominated assets and liabilities	(129,157)	1,163
Net change in unrealized appreciation (depreciation)	(449,861,925)	(40,374,983)
Net decrease in net assets resulting from operations	$(445,985,524)	$(16,310,208)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Agribusiness ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$1,770,125	$1,366,710	$9,573,779	$14,246,499
Net realized gain (loss)	16,507,419	1,133,973	26,050,732	(39,115,782)
Net change in unrealized appreciation (depreciation)	(21,415,099)	29,746,771	6,738,584	106,732,833
Net increase (decrease) in net assets resulting from operations	(3,137,555)	32,247,454	42,363,095	81,863,550
Distributions to shareholders from:
Distributable earnings	—	(1,099,980)	—	(14,200,251)

Share transactions*:
Proceeds from sale of shares	36,887,379	37,813,912	631,505,260	40,633,036
Cost of shares redeemed	(41,327,426)	(4,821,439)	(304,514,803)	(103,842,561)
Net increase (decrease) in net assets resulting from share transactions	(4,440,047)	32,992,473	326,990,457	(63,209,525)
Total increase (decrease) in net assets	(7,577,602)	64,139,947	369,353,552	4,453,774
Net Assets, beginning of period	107,286,040	43,146,093	574,540,696	570,086,922
Net Assets, end of period	$99,708,438	$107,286,040	$943,894,248	$574,540,696
*Transactions in capital shares:
Shares sold	1,300,000	1,650,000	7,700,000	550,000
Shares redeemed	(1,550,000)	(300,000)	(3,700,000)	(1,450,000)
Net increase (decrease)	(250,000)	1,350,000	4,000,000	(900,000)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Brazil Small-Cap ETF		China Semiconductor ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026(a) (unaudited)
Operations:
Net investment income	$232,190	$1,257,939	$36,736
Increase from payment from Adviser (See Note 3)	—	26,580	—
Net realized gain (loss)	1,173,878	(68,826)	500
Net change in unrealized appreciation (depreciation)	(863,409)	6,656,844	4,305,558
Net increase in net assets resulting from operations	542,659	7,872,537	4,342,794
Distributions to shareholders from:
Distributable earnings	—	(1,200,015)	—

Share transactions*:
Proceeds from sale of shares	—	785,867	217,349,692
Cost of shares redeemed	—	(1,729,431)	—
Net increase (decrease) in net assets resulting from share transactions	—	(943,564)	217,349,692
Total increase in net assets	542,659	5,728,958	221,692,486
Net Assets, beginning of period	21,798,792	16,069,834	—
Net Assets, end of period	$22,341,451	$21,798,792	$221,692,486
*Transactions in capital shares:
Shares sold	—	50,000	3,200,000
Shares redeemed	—	(150,000)	—
Net increase (decrease)	—	(100,000)	3,200,000

(a)	For the period June 24, 2026 (commencement of operations) through June 30, 2026.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	ChiNext Innovators ETF		CMCI Commodity Strategy ETF (a)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$300,503	$135,184	$40,626	$91,677
Net realized gain (loss)	(3,756,146)	(3,075,639)	297,328	120,924
Net change in unrealized appreciation (depreciation)	34,737,372	17,742,842	16,182	(8,437)
Net increase in net assets resulting from operations	31,281,729	14,802,387	354,136	204,164
Distributions to shareholders from:
Distributable earnings	—	(86,680)	—	(217,127)
Return of capital	—	—	—	(19,873)
Total distributions	—	(86,680)	—	(237,000)

Share transactions*:
Proceeds from sale of shares	94,086,002	19,394,272	—	—
Cost of shares redeemed	(34,442,722)	(14,558,319)	—	—
Net increase in net assets resulting from share transactions	59,643,280	4,835,953	—	—
Total increase (decrease) in net assets	90,925,009	19,551,660	354,136	(32,836)
Net Assets, beginning of period	52,882,300	33,330,640	2,391,210	2,424,046
Net Assets, end of period	$143,807,309	$52,882,300	$2,745,346	$2,391,210
*Transactions in capital shares:
Shares sold	1,750,000	450,000	—	—
Shares redeemed	(650,000)	(450,000)	—	—
Net increase	1,100,000	—	—	—

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Copper and Electrification Metals ETF		Digital India ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$158,141	$349,699	$163,654	$99,533
Net realized gain (loss)	4,787,662	(120,781)	(2,048,990)	427,874
Net change in unrealized appreciation (depreciation)	(3,458,752)	12,986,125	(650,262)	(2,372,497)
Net increase (decrease) in net assets resulting from operations	1,487,051	13,215,043	(2,535,598)	(1,845,090)
Distributions to shareholders from:
Distributable earnings	—	(512,025)	—	(350,190)

Share transactions*:
Proceeds from sale of shares	11,255,091	3,698,239	—	—
Cost of shares redeemed	(9,995,600)	(2,759,399)	(884,076)	(7,134,895)
Net increase (decrease) in net assets resulting from share transactions	1,259,491	938,840	(884,076)	(7,134,895)
Total increase (decrease) in net assets	2,746,542	13,641,858	(3,419,674)	(9,330,175)
Net Assets, beginning of period	31,493,177	17,851,319	18,431,900	27,762,075
Net Assets, end of period	$34,239,719	$31,493,177	$15,012,226	$18,431,900
*Transactions in capital shares:
Shares sold	250,000	100,000	—	—
Shares redeemed	(250,000)	(100,000)	(25,000)	(175,000)
Net decrease	—	—	(25,000)	(175,000)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Gold Miners ETF		India Growth Leaders ETF (a)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$169,255,174	$148,165,406	$371,589	$845,530
Net realized gain (loss)	1,620,456,711	5,256,421,880	(10,999,434)	(2,665,283)
Net change in unrealized appreciation (depreciation)	(5,211,706,093)	10,941,960,159	2,690,466	(7,935,194)
Net increase (decrease) in net assets resulting from operations	(3,421,994,208)	16,346,547,445	(7,937,379)	(9,754,947)
Distributions to shareholders from:
Distributable earnings	—	(189,994,893)	—	(1,000,117)

Share transactions*:
Proceeds from sale of shares	3,699,216,249	3,150,393,633	83,762,654	4,750,035
Cost of shares redeemed	(3,314,010,309)	(6,166,212,458)	(96,231,739)	(28,375,606)
Net increase (decrease) in net assets resulting from share transactions	385,205,940	(3,015,818,825)	(12,469,085)	(23,625,571)
Total increase (decrease) in net assets	(3,036,788,268)	13,140,733,727	(20,406,464)	(34,380,635)
Net Assets, beginning of period	25,801,227,773	12,660,494,046	118,976,683	153,357,318
Net Assets, end of period	$22,764,439,505	$25,801,227,773	$98,570,219	$118,976,683
*Transactions in capital shares:
Shares sold	38,600,000	46,800,000	1,800,000	100,000
Shares redeemed	(36,500,000)	(120,400,000)	(2,250,000)	(650,000)
Net increase (decrease)	2,100,000	(73,600,000)	(450,000)	(550,000)

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Indonesia Index ETF		Israel ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$871,655	$1,029,706	$787,257	$1,253,731
Net realized gain (loss)	(122,482)	(4,355,403)	3,925,066	7,224,615
Net change in unrealized appreciation (depreciation)	(17,615,998)	8,645,709	7,265,104	25,381,700
Net increase (decrease) in net assets resulting from operations	(16,866,825)	5,320,012	11,977,427	33,860,046
Distributions to shareholders from:
Distributable earnings	—	(1,100,160)	—	(1,759,928)

Share transactions*:
Proceeds from sale of shares	17,384,364	28,881,605	21,050,748	13,642,269
Cost of shares redeemed	(32,266,659)	(3,967,298)	—	(13,307,621)
Net increase (decrease) in net assets resulting from share transactions	(14,882,295)	24,914,307	21,050,748	334,648
Total increase (decrease) in net assets	(31,749,120)	29,134,159	33,028,175	32,434,766
Net Assets, beginning of period	59,226,465	30,092,306	120,216,659	87,781,893
Net Assets, end of period	$27,477,345	$59,226,465	$153,244,834	$120,216,659
*Transactions in capital shares:
Shares sold	1,250,000	1,800,000	325,000	275,000
Shares redeemed	(2,000,000)	(250,000)	—	(250,000)
Net increase (decrease)	(750,000)	1,550,000	325,000	25,000

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Junior Gold Miners ETF		Low Carbon Energy ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$30,123,015	$30,175,261	$597,484	$1,891,978
Net realized gain (loss)	1,641,918,762	1,621,541,121	(2,066,917)	(6,795,320)
Net change in unrealized appreciation (depreciation)	(2,769,081,173)	4,763,502,729	17,602,302	39,364,388
Net increase (decrease) in net assets resulting from operations	(1,097,039,396)	6,415,219,111	16,132,869	34,461,046
Distributions to shareholders from:
Distributable earnings	—	(219,999,409)	—	(2,000,028)

Share transactions*:
Proceeds from sale of shares	731,414,664	564,758,086	3,470,568	—
Cost of shares redeemed	(1,961,821,558)	(1,788,427,430)	(3,385,490)	(27,166,176)
Net increase (decrease) in net assets resulting from share transactions	(1,230,406,894)	(1,223,669,344)	85,078	(27,166,176)
Total increase (decrease) in net assets	(2,327,446,290)	4,971,550,358	16,217,947	5,294,842
Net Assets, beginning of period	9,405,743,590	4,434,193,232	127,498,779	122,203,937
Net Assets, end of period	$7,078,297,300	$9,405,743,590	$143,716,726	$127,498,779
*Transactions in capital shares:
Shares sold	5,900,000	6,400,000	25,000	—
Shares redeemed	(16,200,000)	(27,850,000)	(25,000)	(250,000)
Net decrease	(10,300,000)	(21,450,000)	—	(250,000)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	MSCI EAFE Analyst Sentiment ETF	Natural Resources ETF
	Period Ended June 30, 2026(a) (unaudited)	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$31,175	$3,164,414	$4,508,199
Net realized gain	92,284	8,054,481	1,385,478
Net change in unrealized appreciation (depreciation)	257,079	16,548,858	42,875,322
Net increase in net assets resulting from operations	380,538	27,767,753	48,768,999
Distributions to shareholders from:
Distributable earnings	—	—	(4,499,880)

Share transactions*:
Proceeds from sale of shares	3,632,505	90,917,592	34,581,322
Cost of shares redeemed	—	(24,075,187)	—
Net increase in net assets resulting from share transactions	3,632,505	66,842,405	34,581,322
Total increase in net assets	4,013,043	94,610,158	78,850,441
Net Assets, beginning of period	—	204,217,447	125,367,006
Net Assets, end of period	$4,013,043	$298,827,605	$204,217,447
*Transactions in capital shares:
Shares sold	50,000	1,300,000	650,000
Shares redeemed	—	(350,000)	—
Net increase	50,000	950,000	650,000

(a)	For the period April 2, 2026 (commencement of operations) through June 30, 2026.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oil Refiners ETF		Oil Services ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$2,042,257	$776,005	$16,550,028	$22,305,159
Net realized gain (loss)	6,320,860	(1,253,926)	403,282,326	(110,939,899)
Net change in unrealized appreciation (depreciation)	3,077,894	8,355,851	45,120,530	124,740,265
Net increase in net assets resulting from operations	11,441,011	7,877,930	464,952,884	36,105,525
Distributions to shareholders from:
Distributable earnings	—	(775,003)	—	(22,400,044)

Share transactions*:
Proceeds from sale of shares	127,072,063	12,581,958	2,593,182,096	2,944,136,561
Cost of shares redeemed	(31,119,762)	(6,039,756)	(2,360,878,685)	(3,169,213,188)
Net increase (decrease) in net assets resulting from share transactions	95,952,301	6,542,202	232,303,411	(225,076,627)
Total increase (decrease) in net assets	107,393,312	13,645,129	697,256,295	(211,371,146)
Net Assets, beginning of period	38,499,373	24,854,244	1,294,457,873	1,505,829,019
Net Assets, end of period	$145,892,685	$38,499,373	$1,991,714,168	$1,294,457,873
*Transactions in capital shares:
Shares sold	2,800,000	325,000	6,850,000	11,450,000
Shares redeemed	(675,000)	(200,000)	(6,050,000)	(12,450,000)
Net increase (decrease)	2,125,000	125,000	800,000	(1,000,000)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Rare Earth and Strategic Metals ETF		Steel ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$1,848,261	$6,091,922	$2,217,691	$2,559,791
Net realized gain (loss)	124,939,968	(37,235,181)	18,070,746	4,950,449
Net change in unrealized appreciation (depreciation)	121,538,791	442,304,170	(1,290,141)	29,335,859
Net increase in net assets resulting from operations	248,327,020	411,160,911	18,998,296	36,846,099
Distributions to shareholders from:
Distributable earnings	—	(27,999,703)	—	(2,500,020)

Share transactions*:
Proceeds from sale of shares	1,359,443,209	1,191,070,507	91,606,511	96,249,433
Cost of shares redeemed	(544,694,048)	(166,617,856)	(101,750,299)	(44,081,828)
Net increase (decrease) in net assets resulting from share transactions	814,749,161	1,024,452,651	(10,143,788)	52,167,605
Total increase in net assets	1,063,076,181	1,407,613,859	8,854,508	86,513,684
Net Assets, beginning of period	1,627,205,158	219,591,299	161,097,156	74,583,472
Net Assets, end of period	$2,690,281,339	$1,627,205,158	$169,951,664	$161,097,156
*Transactions in capital shares:
Shares sold	14,350,000	19,150,000	870,000	1,275,000
Shares redeemed	(6,050,000)	(2,700,000)	(1,050,000)	(650,000)
Net increase (decrease)	8,300,000	16,450,000	(180,000)	625,000

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Uranium and Nuclear ETF		Vietnam ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$18,818,628	$23,198,639	$3,382,318	$3,478,803
Net realized gain (loss)	(14,942,227)	26,520,394	20,682,457	60,329,330
Net change in unrealized appreciation (depreciation)	(449,861,925)	495,902,682	(40,374,983)	162,113,406
Net increase (decrease) in net assets resulting from operations	(445,985,524)	545,621,715	(16,310,208)	225,921,539
Distributions to shareholders from:
Distributable earnings	—	(90,998,881)	—	(1,198,900)

Share transactions*:
Proceeds from sale of shares	1,129,754,238	2,494,544,472	57,991,833	65,210,817
Cost of shares redeemed	(81,203,419)	(95,332,066)	(83,659,801)	(100,622,514)
Net increase (decrease) in net assets resulting from share transactions	1,048,550,819	2,399,212,406	(25,667,968)	(35,411,697)
Total increase (decrease) in net assets	602,565,295	2,853,835,240	(41,978,176)	189,310,942
Net Assets, beginning of period	3,602,853,321	749,018,081	606,482,036	417,171,094
Net Assets, end of period	$4,205,418,616	$3,602,853,321	$564,503,860	$606,482,036
*Transactions in capital shares:
Shares sold	7,825,000	21,075,000	3,000,000	3,950,000
Shares redeemed	(675,000)	(1,150,000)	(4,800,000)	(7,650,000)
Net increase (decrease)	7,150,000	19,925,000	(1,800,000)	(3,700,000)

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Africa Index ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$26.17		$15.69	$14.16	$15.81	$20.06	$20.17
Net investment income (a)	0.39		0.46	0.33	0.35	0.60	0.53
Net realized and unrealized gain (loss) on investments	(0.66)		10.29	1.20	(1.69)	(4.27)	0.20 (b)
Total from investment operations	(0.27)		10.75	1.53	(1.34)	(3.67)	0.73
Distributions from:
Net investment income	—		(0.27)	—	(0.31)	(0.58)	(0.84)
Net asset value, end of period	$25.90		$26.17	$15.69	$14.16	$15.81	$20.06
Total return (c)	(1.03)%		68.50%	10.77%	(8.45)%	(18.34)%	3.69%

Ratios to average net assets
Gross expenses	0.64	%(d)	0.76%	0.89%	1.47%	0.98%	0.77%
Net expenses	0.64	%(d)	0.76%	0.88%	1.31%	0.98%	0.77%
Net expenses excluding interest and taxes	0.62	%(d)	0.75%	0.78%	0.78%	0.75%	0.77%
Net investment income	2.84	%(d)	2.22%	2.16%	2.33%	3.29%	2.50%
Supplemental data
Net assets, end of period (in millions)	$100		$107	$43	$42	$46	$59
Portfolio turnover rate (e)	32%		36%	44%	34%	33%	37%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Agribusiness ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$72.73		$64.78	$76.32	$85.96	$95.38	$77.82
Net investment income (a)	0.81		1.70	1.81	1.94	1.71	1.14
Net realized and unrealized gain (loss) on investments	5.78		8.05	(11.15)	(9.34)	(9.28)	17.54
Total from investment operations	6.59		9.75	(9.34)	(7.40)	(7.57)	18.68
Distributions from:
Net investment income	—		(1.80)	(2.20)	(2.24)	(1.85)	(1.12)
Net asset value, end of period	$79.32		$72.73	$64.78	$76.32	$85.96	$95.38
Total return (b)	9.06%		15.03%	(12.24)%	(8.58)%	(7.95)%	23.99%

Ratios to average net assets
Expenses	0.52	%(c)	0.56%	0.55%	0.53%	0.53%	0.52%
Expenses excluding interest and taxes	0.52	%(c)	0.56%	0.54%	0.53%	0.53%	0.52%
Net investment income	2.00	%(c)	2.39%	2.51%	2.34%	1.84%	1.25%
Supplemental data
Net assets, end of period (in millions)	$944		$575	$570	$912	$1,341	$1,183
Portfolio turnover rate (d)	9%		17%	12%	12%	24%	17%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Brazil Small-Cap ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025		2024	2023	2022		2021

Net asset value, beginning of period	$16.15		$11.08		$17.67	$13.64	$16.35		$21.44
Net investment income (a)	0.17		0.95		0.51	0.46	0.44		0.48
Net realized and unrealized gain (loss) on investments	0.23		4.99		(6.65)	4.45	(2.59)		(5.08)
Payment from Adviser	—		0.02	(b)	—	—	—		—
Total from investment operations	0.40		5.96		(6.14)	4.91	(2.15)		(4.60)
Distributions from:
Net investment income	—		(0.89)		(0.45)	(0.88)	(0.56)		(0.49)
Return of capital	—		—		—	—	—	(c)	—
Total distributions	—		(0.89)		(0.45)	(0.88)	(0.56)		(0.49)
Net asset value, end of period	$16.55		$16.15		$11.08	$17.67	$13.64		$16.35
Total return (d)	2.49%		53.82	%(b)	(34.74)%	36.14%	(13.30)%		(21.38)%

Ratios to average net assets
Gross expenses	1.07	%(e)	1.17%		0.97%	1.07%	0.83	%(f)	0.84	%(f)
Net expenses	0.60	%(e)	0.60%		0.60%	0.68%	0.59	%(f)	0.59	%(f)
Net expenses excluding interest and taxes	0.59	%(e)	0.59%		0.59%	0.59%	0.59	%(f)	0.59	%(f)
Net investment income	1.93	%(e)	6.56%		3.40%	2.93%	2.71	%(f)	2.32	%(f)
Supplemental data
Net assets, end of period (in millions)	$22		$22		$16	$30	$25		$32
Portfolio turnover rate (g)	15%		43%		30%	43%	42%		56%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2025, 0.18% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Semiconductor ETF

	Period Ended June 30, 2026 (unaudited)(a)

Net asset value, beginning of period	$58.91
Net investment income (b)	0.65
Net realized and unrealized gain on investments	9.72
Total from investment operations	10.37
Net asset value, end of period	$69.28
Total return (c)	17.59%

Ratios to average net assets
Expenses	0.65	%(d)
Net investment income	53.23	%(d)
Supplemental data
Net assets, end of period (in millions)	$222
Portfolio turnover rate (e)	—%

(a)	For the period June 24, 2026 (commencement of operations) through June 30, 2026.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	ChiNext Innovators ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$44.07		$27.78	$24.61	$31.27	$48.47	$48.95
Net investment income (loss) (a)	0.18		0.13	0.12	0.10	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	18.27		16.24	3.09 (b)	(6.76)	(17.12)	4.03
Payment from Adviser	—		—	—	—	—	0.02	(c)
Total from investment operations	18.45		16.37	3.21	(6.66)	(17.20)	3.99
Distributions from:
Net investment income	—		(0.08)	(0.04)	—	—	—
Net realized capital gains	—		—	—	—	—	(3.74)
Return of capital	—		—	—	—	—	(0.73)
Total distributions	—		(0.08)	(0.04)	—	—	(4.47)
Net asset value, end of period	$62.52		$44.07	$27.78	$24.61	$31.27	$48.47
Total return (d)	41.88%		58.93%	13.04%	(21.31)%	(35.49)%	8.21	%(c)

Ratios to average net assets
Gross expenses	0.68	%(e)	1.00%	1.27%	1.89%	1.25%	0.89%
Net expenses	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	0.70	%(e)	0.39%	0.48%	0.34%	(0.22)%	(0.12)%
Supplemental data
Net assets, end of period (in millions)	$144		$53	$33	$17	$20	$41
Portfolio turnover rate (f)	47%		48%	109%	123%	10%	59%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	For the year ended December 31, 2021, 0.04% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CMCI Commodity Strategy ETF(a)

	Six Months Ended June 30, 2026		Year Ended December 31,		Period Ended December 31,
	(unaudited)		2025	2024	2023 (b)

Net asset value, beginning of period	$23.91		$24.24	$24.03	$25.00
Net investment income (c)	0.41		0.92	1.16	0.44
Net realized and unrealized gain (loss) on investments	3.13		1.12	0.01	(1.01)
Total from investment operations	3.54		2.04	1.17	(0.57)
Distributions from:
Net investment income	—		(2.17)	(0.96)	(0.40)
Return of capital	—		(0.20)	—	—
Total distributions	—		(2.37)	(0.96)	(0.40)
Net asset value, end of period	$27.45		$23.91	$24.24	$24.03
Total return (d)	14.81%		8.42%	4.91%	(2.32)%

Ratios to average net assets
Gross expenses	3.67	%(e)	4.95%	4.40%	6.32	%(e)
Net expenses	0.75	%(e)	0.67%	0.65%	0.65	%(e)
Net expenses excluding interest and taxes	0.65	%(e)	0.65%	0.65%	0.65	%(e)
Net investment income	3.01	%(e)	3.64%	4.63%	4.82	%(e)
Supplemental data
Net assets, end of period (in millions)	$3		$2	$2	$2
Portfolio turnover rate (f)	—%		—%	—%	—%

(a)	Consolidated Financial Highlights
(b)	For the period August 22, 2023 (commencement of operations) through December 31, 2023.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Copper and Electrification Metals ETF

	Six Months Ended June 30, 2026		Year Ended December 31,				Period Ended December 31,
	(unaudited)		2025	2024	2023	2022	2021 (a)

Net asset value, beginning of period	$37.05		$21.00	$24.32	$28.24	$34.88	$34.67
Net investment income (loss) (b)	0.19		0.44	0.27	0.63	0.73	(0.01)
Net realized and unrealized gain (loss) on investments	3.04		16.29	(3.20)	(4.06)	(6.64)	0.22
Total from investment operations	3.23		16.73	(2.93)	(3.43)	(5.91)	0.21
Distributions from:
Net investment income	—		(0.68)	(0.39)	(0.49)	(0.73)	—
Net asset value, end of period	$40.28		$37.05	$21.00	$24.32	$28.24	$34.88
Total return (c)	8.72%		79.63%	(12.05)%	(12.13)%	(16.99)%	0.61%

Ratios to average net assets
Expenses	0.59	%(d)	0.62%	0.61%	0.66%	0.63%	0.60	%(d)
Expenses excluding interest and taxes	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59	%(d)
Net investment income (loss)	0.90	%(d)	1.71%	1.14%	2.37%	2.33%	(0.30	)%(d)
Supplemental data
Net assets, end of period (in millions)	$34		$31	$18	$27	$23	$16
Portfolio turnover rate (e)	19%		21%	20%	28%	32%	10%

(a)	For the period November 10, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital India ETF

	Six Months Ended June 30,					Period Ended December
	2026		Year Ended December 31,			31,
	(unaudited)		2025	2024	2023	2022 (a)

Net asset value, beginning of period	$40.96		$44.42	$36.04	$27.79	$36.25
Net investment income (b)	0.37		0.19	0.09	0.09	0.14
Net realized and unrealized gain (loss) on investments	(6.01)		(2.88)	8.29	8.25	(8.33)
Total from investment operations	(5.64)		(2.69)	8.38	8.34	(8.19)
Distributions from:
Net investment income	—		(0.13)	—	(0.08)	(0.27)
Net realized capital gains	—		(0.64)	—	—	—
Return of capital	—		—	—	(0.01)	—
Total distributions	—		(0.77)	—	(0.09)	(0.27)
Net asset value, end of period	$35.32		$40.96	$44.42	$36.04	$27.79
Total return (c)	(13.76)%		(6.06)%	23.25%	30.00%	(22.56)%

Ratios to average net assets
Expenses	0.71	%(d)	0.70%	0.74%	0.77%	0.76	%(d)
Expenses excluding interest and taxes	0.70	%(d)	0.70%	0.70%	0.71%	0.75	%(d)
Net investment income	2.09	%(d)	0.46%	0.22%	0.27%	0.53	%(d)
Supplemental data
Net assets, end of period (in millions)	$15		$18	$28	$9	$1
Portfolio turnover rate (e)	52%		22%	28%	22%	22%

(a)	For the period February 16, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gold Miners ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$86.02		$33.89	$31.12	$28.69	$32.00	$35.98
Net investment income (a)	0.55		0.47	0.37	0.52	0.48	0.52
Net realized and unrealized gain (loss) on investments	(11.20)		52.29	2.80	2.41	(3.31)	(3.97)
Total from investment operations	(10.65)		52.76	3.17	2.93	(2.83)	(3.45)
Distributions from:
Net investment income	—		(0.63)	(0.40)	(0.50)	(0.48)	(0.53)
Net asset value, end of period	$75.37		$86.02	$33.89	$31.12	$28.69	$32.00
Total return (b)	(12.38)%		155.57%	10.17%	10.22%	(8.87)%	(9.56)%

Ratios to average net assets
Expenses	0.51	%(c)	0.51%	0.51%	0.51%	0.51%	0.51%
Net investment income	1.19	%(c)	0.84%	1.06%	1.70%	1.61%	1.53%
Supplemental data
Net assets, end of period (in millions)	$22,764		$25,801	$12,660	$12,970	$11,934	$13,273
Portfolio turnover rate (d)	11%		50%	15%	13%	17%	15%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	India Growth Leaders ETF(a)
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$46.21		$49.07	$43.77	$32.62	$42.93	$32.94
Net investment income (b)	0.14		0.29	0.27	0.33	0.59	0.08
Net realized and unrealized gain (loss) on investments	0.04	(c)	(2.76)	6.79	11.24	(10.34)	9.91
Total from investment operations	0.18		(2.47)	7.06	11.57	(9.75)	9.99
Distributions from:
Net investment income	—		(0.39)	(1.76)	(0.42)	(0.56)	—
Net asset value, end of period	$46.39		$46.21	$49.07	$43.77	$32.62	$42.93
Total return (d)	0.39%		(5.05)%	16.11%	35.48%	(22.67)%	30.30%

Ratios to average net assets
Gross expenses	0.77	%(e)	0.80%	0.76%	1.09%	0.80%	1.00%
Net expenses	0.70	%(e)	0.72%	0.76%	0.87%	0.80%	0.90%
Net expenses excluding interest and taxes	0.70	%(e)	0.70%	0.70%	0.72%	0.73%	0.83%
Net investment income	0.64	%(e)	0.65%	0.54%	0.91%	1.64%	0.22%
Supplemental data
Net assets, end of period (in millions)	$99		$119	$153	$95	$51	$78
Portfolio turnover rate (f)	104%		66%	47%	79%	102%	67%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Indonesia Index ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$16.68		$15.05	$17.04	$17.34	$19.93	$20.49
Net investment income (a)	0.35		0.46	0.58	0.63	0.45	0.27
Net realized and unrealized gain (loss) on investments	(7.22)		1.51	(1.98)	(0.31)	(2.41)	(0.61)
Total from investment operations	(6.87)		1.97	(1.40)	0.32	(1.96)	(0.34)
Distributions from:
Net investment income	—		(0.34)	(0.59)	(0.62)	(0.63)	(0.22)
Net asset value, end of period	$9.81		$16.68	$15.05	$17.04	$17.34	$19.93
Total return (b)	(41.18)%		13.19%	(8.21)%	1.91%	(9.88)%	(1.65)%

Ratios to average net assets
Gross expenses	0.90	%(c)	0.86%	0.84%	0.99%	0.67%	0.82%
Net expenses	0.57	%(c)	0.57%	0.57%	0.58%	0.57%	0.57%
Net expenses excluding interest and taxes	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	N/A
Net investment income	5.03	%(c)	3.04%	3.49%	3.56%	2.24%	1.38%
Supplemental data
Net assets, end of period (in millions)	$27		$59	$30	$29	$33	$54
Portfolio turnover rate (d)	12%		23%	23%	21%	25%	36%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Israel ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$58.64		$43.35	$34.97	$35.71	$48.77	$44.82
Net investment income (a)	0.35		0.59	0.47	0.45	0.61	0.27
Net realized and unrealized gain (loss) on investments	5.53		15.57	8.44	(0.53)	(13.19)	4.30
Total from investment operations	5.88		16.16	8.91	(0.08)	(12.58)	4.57
Distributions from:
Net investment income	—		(0.87)	(0.53)	(0.66)	(0.48)	(0.62)
Net asset value, end of period	$64.52		$58.64	$43.35	$34.97	$35.71	$48.77
Total return (b)	10.03%		37.28%	25.44%	(0.22)%	(25.79)%	10.20%

Ratios to average net assets
Gross expenses	0.61	%(c)	0.64%	0.71%	0.78%	0.64%	0.71%
Net expenses	0.60	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net expenses excluding interest and taxes	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	N/A
Net investment income	1.09	%(c)	1.20%	1.25%	1.28%	1.48%	0.57%
Supplemental data
Net assets, end of period (in millions)	$153		$120	$88	$59	$59	$80
Portfolio turnover rate (d)	27%		8%	10%	13%	12%	32%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Junior Gold Miners ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$114.23		$42.72	$38.13	$35.63	$41.88	$54.26
Net investment income (a)	0.38		0.34	0.22	0.23	0.24	0.39
Net realized and unrealized gain (loss) on investments	(16.35)		73.82	5.48	2.54	(6.31)	(12.02)
Total from investment operations	(15.97)		74.16	5.70	2.77	(6.07)	(11.63)
Distributions from:
Net investment income	—		(2.65)	(1.11)	(0.27)	(0.18)	(0.75)
Net asset value, end of period	$98.26		$114.23	$42.72	$38.13	$35.63	$41.88
Total return (b)	(13.98)%		173.25%	14.93%	7.78%	(14.48)%	(21.44)%

Ratios to average net assets
Expenses	0.51	%(c)	0.52%	0.51%	0.52%	0.52%	0.52%
Net investment income	0.62	%(c)	0.48%	0.51%	0.63%	0.64%	0.84%
Supplemental data
Net assets, end of period (in millions)	$7,078		$9,406	$4,434	$4,411	$3,737	$4,495
Portfolio turnover rate (d)	19%		36%	28%	20%	27%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Low Carbon Energy ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$129.66		$99.09	$110.82	$111.11	$159.69	$165.41
Net investment income (a)	0.61		1.73	1.44	1.64	1.45	0.78
Net realized and unrealized gain (loss) on investments	15.89		30.87	(11.55)	(0.18)	(48.57)	(5.79)
Total from investment operations	16.50		32.60	(10.11)	1.46	(47.12)	(5.01)
Distributions from:
Net investment income	—		(2.03)	(1.62)	(1.75)	(1.46)	(0.71)
Net asset value, end of period	$146.16		$129.66	$99.09	$110.82	$111.11	$159.69
Total return (b)	12.72%		32.88%	(9.17)%	1.34%	(29.52)%	(3.02)%

Ratios to average net assets
Expenses	0.61	%(c)	0.64%	0.61%	0.61%	0.61%	0.55%
Expenses excluding interest and taxes	0.61	%(c)	0.62%	0.60%	0.57%	0.61%	0.55%
Net investment income	0.86	%(c)	1.53%	1.42%	1.43%	1.13%	0.49%
Supplemental data
Net assets, end of period (in millions)	$144		$127	$122	$164	$198	$301
Portfolio turnover rate (d)	12%		21%	23%	16%	16%	77%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	MSCI EAFE Analyst Sentiment ETF

	Period Ended June 30, 2026 (unaudited)(a)

Net asset value, beginning of period	$72.65
Net investment income (b)	0.62
Net realized and unrealized gain on investments	6.99
Total from investment operations	7.61
Net asset value, end of period	$80.26
Total return (c)	10.48%

Ratios to average net assets
Expenses	0.30	%(d)
Net investment income	3.28	%(d)
Supplemental data
Net assets, end of period (in millions)	$4
Portfolio turnover rate (e)	21%

(a)	For the period April 2, 2026 (commencement of operations) through June 30, 2026.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Natural Resources ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$60.06		$45.59	$48.74	$49.20	$47.44	$38.65
Net investment income (a)	0.76		1.46	1.30	1.52	1.66	1.21
Net realized and unrealized gain (loss) on investments	7.88		14.37	(3.24)	(0.38)	1.71	8.60
Total from investment operations	8.64		15.83	(1.94)	1.14	3.37	9.81
Distributions from:
Net investment income	—		(1.36)	(1.21)	(1.60)	(1.61)	(1.02)
Net asset value, end of period	$68.70		$60.06	$45.59	$48.74	$49.20	$47.44
Total return (b)	14.37%		34.72%	(4.00)%	2.32%	7.10%	25.38%

Ratios to average net assets
Gross expenses (c)	0.40	%(d)	0.41%	0.44%	0.52%	0.50%	0.78%
Net expenses (c)	0.40	%(d)	0.41%	0.44%	0.52%	0.50%	0.49%
Net expenses excluding interest and taxes (c)	0.40	%(d)	0.40%	0.42%	0.49%	0.49%	0.49%
Net investment income	2.18	%(d)	2.77%	2.59%	3.11%	3.36%	2.63%
Supplemental data
Net assets, end of period (in millions)	$299		$204	$125	$124	$143	$97
Portfolio turnover rate (e)	8%		21%	54%	26%	37%	26%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after December 31, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Refiners ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$37.56		$27.62	$34.31	$31.19	$27.14	$25.01
Net investment income (a)	0.80		0.94	1.28	1.19	1.07	0.66
Net realized and unrealized gain (loss) on investments	7.96		9.76	(6.43)	3.18	3.94	2.12
Total from investment operations	8.76		10.70	(5.15)	4.37	5.01	2.78
Distributions from:
Net investment income	—		(0.76)	(1.54)	(1.25)	(0.96)	(0.65)
Net asset value, end of period	$46.32		$37.56	$27.62	$34.31	$31.19	$27.14
Total return (b)	23.31%		38.75%	(14.97)%	14.00%	18.50%	11.10%

Ratios to average net assets
Gross expenses	0.60	%(c)	0.94%	0.85%	0.85%	0.78%	1.02%
Net expenses	0.60	%(c)	0.61%	0.62%	0.62%	0.61%	0.59%
Net expenses excluding interest and taxes	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	3.43	%(c)	2.84%	3.64%	3.68%	3.54%	2.32%
Supplemental data
Net assets, end of period (in millions)	$146		$38	$25	$34	$39	$20
Portfolio turnover rate (d)	15%		26%	23%	19%	40%	18%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Services ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$284.46		$271.29	$309.61	$304.03	$184.74	$153.90
Net investment income (a)	2.90		5.21	4.47	3.65	2.14	2.41
Net realized and unrealized gain (loss) on investments	84.89		12.83	(37.35)	6.15	120.04	30.24 (b)
Total from investment operations	87.79		18.04	(32.88)	9.80	122.18	32.65
Distributions from:
Net investment income	—		(4.87)	(5.44)	(4.22)	(2.89)	(1.81)
Net asset value, end of period	$372.25		$284.46	$271.29	$309.61	$304.03	$184.74
Total return (c)	30.86%		6.67%	(10.57)%	3.21%	66.14%	21.18%

Ratios to average net assets
Gross expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.36%
Net expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.50	%(e)	2.02%	1.48%	1.18%	0.83%	1.21%
Supplemental data
Net assets, end of period (in millions)	$1,992		$1,294	$1,506	$2,167	$2,584	$2,143
Portfolio turnover rate (f)	5%		21%	17%	17%	17%	28%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after December 31, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Rare Earth and Strategic Metals ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$73.71		$39.04	$61.80	$76.28	$111.72	$65.41
Net investment income (a)	0.05		0.56	0.63	1.02	0.68	0.08
Net realized and unrealized gain (loss) on investments	14.81		35.41	(22.39)	(15.50)	(34.93)	52.12
Total from investment operations	14.86		35.97	(21.76)	(14.48)	(34.25)	52.20
Distributions from:
Net investment income	—		(1.30)	(1.00)	—	(1.19)	(5.89)
Net asset value, end of period	$88.57		$73.71	$39.04	$61.80	$76.28	$111.72
Total return (b)	20.16%		92.05%	(35.27)%	(18.98)%	(30.68)%	80.09%

Ratios to average net assets
Expenses	0.51	%(c)	0.53%	0.58%	0.56%	0.54%	0.53%
Expenses excluding interest and taxes	0.51	%(c)	0.53%	0.56%	0.55%	0.54%	0.53%
Net investment income	0.10	%(c)	0.96%	1.34%	1.34%	0.70%	0.08%
Supplemental data
Net assets, end of period (in millions)	$2,690		$1,627	$220	$409	$631	$1,014
Portfolio turnover rate (d)	26%		74%	34%	41%	40%	74%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Steel ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$84.79		$58.50	$73.79	$57.80	$53.25	$44.57
Net investment income (a)	1.20		1.97	1.76	2.09	2.71	3.19
Net realized and unrealized gain (loss) on investments	12.82		25.64	(14.97)	15.97	4.72	9.25
Total from investment operations	14.02		27.61	(13.21)	18.06	7.43	12.44
Distributions from:
Net investment income	—		(1.32)	(2.08)	(2.07)	(2.87)	(3.76)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	—		(1.32)	(2.08)	(2.07)	(2.88)	(3.76)
Net asset value, end of period	$98.81		$84.79	$58.50	$73.79	$57.80	$53.25
Total return (b)	16.54%		47.16%	(17.94)%	31.23%	13.88%	27.91%

Ratios to average net assets
Gross expenses	0.59	%(c)	0.64%	0.60%	0.57%	0.58%	0.56%
Net expenses	0.56	%(c)	0.55%	0.56%	0.56%	0.56%	0.55%
Net expenses excluding interest and taxes	0.55	%(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.45	%(c)	2.84%	2.57%	3.22%	4.72%	5.48%
Supplemental data
Net assets, end of period (in millions)	$170		$161	$75	$140	$100	$112
Portfolio turnover rate (d)	12%		107%	14%	22%	20%	25%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Uranium and Nuclear ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$123.63		$81.27	$71.49	$54.94	$54.90	$49.35
Net investment income (a)	0.55		1.30	0.87	1.19	0.86	1.44
Net realized and unrealized gain (loss) on investments	(8.30)		44.23	9.52	18.62	0.29	5.20
Total from investment operations	(7.75)		45.53	10.39	19.81	1.15	6.64
Distributions from:
Net investment income	—		(3.17)	(0.61)	(3.26)	(1.11)	(1.09)
Net asset value, end of period	$115.88		$123.63	$81.27	$71.49	$54.94	$54.90
Total return (b)	(6.27)%		55.93%	14.52%	36.02%	2.10%	13.48%

Ratios to average net assets
Gross expenses	0.52	%(c)	0.52%	0.56%	0.64%	0.67%	0.89%
Net expenses	0.52	%(c)	0.52%	0.56%	0.61%	0.61%	0.60%
Net expenses excluding interest and taxes	0.51	%(c)	0.52%	0.55%	0.60%	0.60%	0.60%
Net investment income	0.81	%(c)	1.13%	1.04%	1.88%	1.56%	2.70%
Supplemental data
Net assets, end of period (in millions)	$4,205		$3,603	$749	$132	$54	$35
Portfolio turnover rate (d)	22%		42%	36%	41%	53%	25%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Vietnam ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$18.83		$11.62	$12.94	$11.75	$21.36	$17.52
Net investment income (a)	0.11		0.11	0.09	0.08	0.18	0.11
Net realized and unrealized gain (loss) on investments	(0.37)		7.14	(1.41)	1.78	(9.68)	3.83
Total from investment operations	(0.26)		7.25	(1.32)	1.86	(9.50)	3.94
Distributions from:
Net investment income	—		(0.04)	—	(0.67)	(0.11)	(0.10)
Net asset value, end of period	$18.57		$18.83	$11.62	$12.94	$11.75	$21.36
Total return (b)	(1.41)%		62.42%	(10.19)%	15.95%	(44.47)%	22.52%

Ratios to average net assets
Expenses (c)	0.65	%(d)	0.66%	0.68%	0.70%	0.66%	0.59%
Expenses excluding interest and taxes (c)	0.60	%(d)	0.59%	0.62%	0.61%	0.60%	0.58%
Net investment income (c)	1.16	%(d)	0.73%	0.75%	0.59%	1.13%	0.58%
Supplemental data
Net assets, end of period (in millions)	$565		$606	$417	$527	$413	$591
Portfolio turnover rate (e)	30%		48%	21%	55%	57%	57%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)

Note 1—Fund Organization

VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each, a “Fund” and collectively, the “Funds”).

Fund	Diversification Classification

Africa Index ETF	Diversified
Agribusiness ETF	Non-Diversified
Brazil Small-Cap ETF	Diversified
China Semiconductor ETF	Non-Diversified
ChiNext Innovators ETF*	Diversified
CMCI Commodity Strategy ETF	Non-Diversified
Copper and Electrification Metals ETF**	Non-Diversified
Digital India ETF	Non-Diversified
Gold Miners ETF	Non-Diversified
India Growth Leaders ETF	Diversified
Indonesia Index ETF	Non-Diversified
Israel ETF	Non-Diversified
Junior Gold Miners ETF	Non-Diversified
Low Carbon Energy ETF	Non-Diversified
MSCI EAFE Analyst Sentiment ETF	Non-Diversified
Natural Resources ETF	Diversified
Oil Refiners ETF	Non-Diversified
Oil Services ETF	Non-Diversified
Rare Earth and Strategic Metals ETF	Non-Diversified
Steel ETF	Non-Diversified
Uranium and Nuclear ETF	Non-Diversified
Vietnam ETF	Non-Diversified

* Formerly known as ChiNext ETF

** Formerly known as Copper and Green Metals ETF

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Africa Index ETF	MVIS® GDP Africa Index
Agribusiness ETF	MVIS® Global Agribusiness Index
Brazil Small-Cap ETF	MVIS® Brazil Small-Cap Index
China Semiconductor ETF	MarketVector™ China Semiconductor 25 Index
ChiNext Innovators ETF	ChiNext Index
CMCI Commodity Strategy ETF	UBS Constant Maturity Commodity Total Return Index
Copper and Electrification Metals ETF	MarketVector™ Global Electrification Metals Index*
Digital India ETF	MVIS® Digital India Index
Gold Miners ETF	MarketVector™ Global Gold Miners Index
India Growth Leaders ETF	MarketGrader India All-Cap Growth Leaders Index
Indonesia Index ETF	MVIS® Indonesia Index
Israel ETF	Bluestar® Israel Global Index
Junior Gold Miners ETF	MVIS® Global Junior Gold Miners Index
Low Carbon Energy ETF	MVIS® Global Low Carbon Energy Index
MSCI EAFE Analyst Sentiment ETF	MSCI EAFE Analyst Sentiment Select Index
Natural Resources ETF	MarketVector™ Global Natural Resources Index
Oil Refiners ETF	MVIS® Global Oil Refiners Index
Oil Services ETF	MVIS® US Listed Oil Services 25 Index
Rare Earth and Strategic Metals ETF	MVIS® Global Rare Earth/Strategic Metals Index
Steel ETF	MarketVector™ Global Steel Index

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 1—Fund Organization (continued)

Uranium and Nuclear ETF	MVIS® Global Uranium & Nuclear Energy Index
Vietnam ETF	MarketVector™ Vietnam Local Index

* Prior to June 1, 2026, the index was MVIS® Global Clean-Tech Metals Index

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

India Growth Leaders ETF makes its investments through MV SCIF Mauritius (the “Mauritius Subsidiary”), a wholly owned subsidiary organized in the Republic of Mauritius. China Semiconductor ETF and ChiNext Innovators ETF seeks to achieve its investment objective by primarily investing directly in A-shares through the Shanghai-Hong Kong Connect and Shenzhen-Hong Kong Stock Connect Programs (the “Programs”).

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Funds, except for CMCI Commodity Strategy ETF. Van Eck Absolute Return Advisers Corporation (“VEARA”), a wholly owned subsidiary of VEAC, serves as the investment adviser to CMCI Commodity Strategy ETF and its subsidiary. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Funds’ Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

Any Russian securities held in the Funds at June 30, 2026 are restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments at $0, as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

B.	Basis for Consolidation

The CMCI Commodity Strategy ETF invests in certain commodity-linked derivative instruments through the Commodity Index Subsidiary (the “CMCI Subsidiary”), a Cayman Islands exempted company. Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly-owned subsidiary.

The Mauritius Subsidiary of India Growth Leaders ETF, an Indian exempted company, was incorporated on February 25, 2010 and acts as an investment vehicle for the India Growth Leaders ETF in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Mauritius Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Mauritius Subsidiary. The consolidated financial statements of the Fund include the financial results of its wholly-owned Mauritius Subsidiary. All interfund account balances and transactions between the Funds and their subsidiaries have been eliminated in consolidation.

C.	Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly-owned CMCI Subsidiary is classified as controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the each Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are generally declared and paid annually by each Fund. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

Any currency denominated in Rubles, held by the Funds, cannot be repatriated and such currency was valued at $0 as of June 30, 2026.

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

F.	Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Schedules of Investments.

G.	Use of Derivative Instruments

Certain Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps

The CMCI Commodity Strategy ETF enters into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap positions held by the Fund at June 30, 2026, are reflected in the Fund’s Consolidated Schedule of Investments.

During the six months ended June 30, 2026, the CMCI Commodity Strategy ETF held total return swap contracts with an average monthly notional amount of $2,743,333.

At June 30, 2026, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk
CMCI Commodity Strategy ETF
Swap contracts[1]	$29,995

[1]	Consolidated Statement of Assets and Liabilities location: Total return swap contracts, at value

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

G.	Use of Derivative Instruments (continued)

The impact of transactions in derivative instruments during the six months ended June 30, 2026, was as follows:

Commodities Futures Risk
CMCI Commodity Strategy ETF
Realized gain:
Swap contracts[1]	$297,332
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	18,426

[1]	Statement of Operations location: Net realized gain (loss) on swap contracts
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

H.	Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. The Fund may pledge cash and or securities as collateral for derivative instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at June 30, 2026 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2026. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets/(Liabilities) Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
CMCI Commodity Strategy ETF
Total return swap contracts	$29,995	$—	$29,995	$—	$29,995

I.	Segment Reporting

The Funds’ Chief Financial Officer and the Funds’ Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

I.	Segment Reporting (continued)

strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Non-cash dividends included in dividend income or disclosed separately, if any, are recorded at fair value of the security received.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets.

For the Funds listed below, the management fee rates and expense limitations for the six months ended June 30, 2026 are as follows:

Fund	Management Fees	Expense Limitations
Africa Index ETF	0.50%	0.78%
Agribusiness ETF	0.50	0.56
Brazil Small-Cap ETF	0.50	0.59
ChiNext Innovators ETF	0.50	0.65
CMCI Commodity Strategy ETF	0.65	0.65
Gold Miners ETF	0.50	0.53
India Growth Leaders ETF	0.50	0.70
Indonesia Index ETF	0.50	0.57
Israel ETF	0.50	0.59
Junior Gold Miners ETF	0.50	0.56
Low Carbon Energy ETF	0.50	0.62
Oil Refiners ETF	0.50	0.59
Rare Earth and Strategic Metals ETF	0.50	0.57
Steel ETF	0.50	0.55
Uranium and Nuclear ETF	0.50	0.60
Vietnam ETF	0.50	0.76

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Investment Management and Other Agreements (continued)

The Adviser has agreed, until at least May 1, 2027, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding their expense limitations.

Refer to the Statements of Operations for amounts assumed by the Adviser for the six months ended June 30, 2026.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the six months ended June 30, 2026 are as follows:

Fund	Management Fees
China Semiconductor ETF	0.65%
Copper and Electrification Metals ETF	0.59
Digital India ETF	0.70
MSCI EAFE Analyst Sentiment ETF	0.30
Natural Resources ETF	0.40
Oil Services ETF	0.35

During the year ended December 31, 2025, the Adviser reimbursed the Brazil Small-Cap ETF $26,580 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the year ended December 31, 2021, the Adviser reimbursed the ChiNext Innovators ETF $19,569 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 20, 2026, the Adviser owned approximately 60% and 50% of CMCI Commodity Strategy ETF and MSCI EAFE Analyst Sentiment ETF, respectively.

Note 4—Capital Share Transactions

As of June 30, 2026, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 5—Investments

For the six months ended June 30, 2026, purchases and sales of investments (excluding short-term investments, U.S. government obligations and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments and U.S. government obligations) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Africa Index ETF	$39,551,209	$39,807,404	$27,272,362	$29,571,022
Agribusiness ETF	108,605,245	83,547,908	602,992,310	291,325,740
Brazil Small-Cap ETF	4,033,198	3,660,031	—	—
China Semiconductor ETF	204,095,181	—	—	—
ChiNext Innovators ETF	101,584,255	41,866,812	—	—
Copper and Electrification Metals ETF	6,998,939	6,788,449	9,879,892	8,639,830
Digital India ETF	8,256,779	8,872,133	—	93,463
Gold Miners ETF	3,421,597,956	3,222,897,379	3,669,001,526	3,313,931,177
India Growth Leaders ETF	122,889,166	135,757,407	3,538,992	2,909,936
Indonesia Index ETF	5,544,565	4,398,540	17,292,266	32,249,486
Israel ETF	39,756,429	38,738,541	21,046,382	—
Junior Gold Miners ETF	1,777,020,024	1,732,388,971	720,755,789	1,954,955,338
Low Carbon Energy ETF	16,913,834	16,325,275	3,195,117	3,136,085
MSCI EAFE Analyst Sentiment ETF	893,127	816,361	3,577,285	—
Natural Resources ETF	26,281,987	22,463,081	90,581,169	24,084,460
Oil Refiners ETF	33,772,671	17,498,448	107,983,188	26,500,160
Oil Services ETF	125,250,736	109,021,444	2,592,983,952	2,360,230,474
Rare Earth and Strategic Metals ETF	864,777,874	692,267,869	952,992,733	397,851,373
Steel ETF	22,455,492	20,851,642	87,126,088	96,072,105
Uranium and Nuclear ETF	1,061,743,173	987,504,399	1,094,100,168	79,104,448
Vietnam ETF	177,142,214	210,508,656	—	—

Note 6—Income Taxes

As of June 30, 2026, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$91,017,260	$17,288,087	$(6,424,547)	$10,863,540
Agribusiness ETF	1,101,287,415	55,836,477	(201,185,303)	(145,348,826)
Brazil Small-Cap ETF	22,090,949	4,834,971	(4,564,591)	270,380
China Semiconductor ETF	204,095,181	4,237,235	–	4,237,235
ChiNext Innovators ETF	90,193,492	54,148,034	(778,661)	53,369,373
CMCI Commodity Strategy ETF	2,641,706	85,878	–	85,878
Copper and Electrification Metals ETF	30,760,907	7,086,514	(3,565,409)	3,521,105
Digital India ETF	13,201,799	3,056,835	(1,170,696)	1,886,139
Gold Miners ETF	16,364,833,182	7,041,746,169	(558,945,914)	6,482,800,255
India Growth Leaders ETF	79,492,776	22,287,025	(2,571,708)	19,715,317
Indonesia Index ETF	48,230,795	32,235	(20,720,733)	(20,688,498)
Israel ETF	99,569,851	67,279,968	(8,890,547)	58,389,421
Junior Gold Miners ETF	5,316,050,693	2,387,426,944	(556,114,659)	1,831,312,285
Low Carbon Energy ETF	139,016,136	40,554,450	(32,618,945)	7,935,505
MSCI EAFE Analyst Sentiment ETF	3,746,574	423,564	(165,889)	257,675
Natural Resources ETF	250,256,758	57,927,920	(8,090,194)	49,837,726
Oil Refiners ETF	140,819,004	11,096,786	(6,233,473)	4,863,313
Oil Services ETF	2,257,390,667	38,885,514	(304,573,977)	(265,688,463)
Rare Earth and Strategic Metals ETF	2,351,419,893	573,389,650	(242,845,977)	330,543,673
Steel ETF	168,448,684	14,928,574	(8,078,849)	6,849,725

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Income Taxes (continued)

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Uranium and Nuclear ETF	$4,343,956,493	$428,203,862	$(469,230,239)	$(41,026,377)
Vietnam ETF	420,851,709	191,026,611	(51,077,751)	139,948,860

The tax characteristic of current year distributions will be determined at the end of the current fiscal year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the six months ended in June 30, 2026, the Funds did not incur any such interest or penalties.

Investments in China: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for China Semiconductor ETF and ChiNext Innovators ETF (the “China Funds”). China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends derived from non-People’s Republic of China (“PRC”) resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. China imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong-Shanghai Stock Connect program, QFIIs and RQFIIs, which includes these China Funds, were exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares). However, uncertainties remain regarding the taxation of capital gains in China. PRC rules for taxation of RQFIIs (and QFIIs) and the PRC tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Minister of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the nonresident investors. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains derived by QFIIs, RQFIIs and other nonresident investors WHT on gains from such investments the China Funds could be subject to additional tax liabilities. Prior to January 12, 2024, all or a portion of the ChiNext Innovators ETF investments were through an RQFII arrangement with a sub-adviser.

Investments in India: India currently assesses a capital gains tax on shares sold on the exchange of 20% on short term capital gains and 12.5% on long term capital gains (plus applicable surcharge and cess). Further, long-term capital gains on certain shares that were held as of January 31, 2018, may be eligible for a step up in cost basis which may reduce realized taxable gains. Existing Indian capital loss carryforwards may be utilized to offset capital gains realized on securities sold.

Note 7—Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters.

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—Principal Risks (continued)

Additionally, the Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss. There may be limitations or delays in the convertibility or repatriation of certain currencies, which would adversely affect the U.S. dollar value and/or liquidity of a Fund’s investments denominated in such currencies. This may impair a Fund’s ability to achieve its investment objective and/or may impede a Fund’s ability to satisfy redemption requests in a timely manner.

The taxation of income and capital gains of foreign securities is subject to the fiscal laws and practices of different jurisdictions. Any of those jurisdictions may change their fiscal laws and practices or interpretation and enforcement policies, possibly with retroactive effect. The India Growth Leaders ETF’s investment in the Mauritius Subsidiary involves certain tax risks. Changes to the Double Taxation Avoidance Treaty (the “Treaty”) between Mauritius and India, or its interpretation may adversely affect the ability of the Mauritius Subsidiary to realize efficiently income or capital gains. Indian capital gains tax can be imposed on income arising from the transfer of shares in a company registered outside India which derives, directly or indirectly, its value substantially from the assets located in India.

Should the Chinese government impose restrictions on the ability of China Semiconductor ETF and ChiNext Innovators ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

The CMCI Commodity Strategy ETF may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

As a result of the current conditions related to Russian securities and Russian markets, the Agribusiness ETF, Copper and Electrification Metals ETF and Natural Resources ETF are unable to dispose of the Russian securities in its portfolios, with limited exceptions, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Funds, and the Funds may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia took actions that impact the custody of equity securities of Russian issuers and may be detrimental to the Funds ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Funds. Additionally, while certain Russian securities held by the Agribusiness ETF, Copper and Electrification Metals ETF and Natural Resources ETF have declared dividends, there is no assurance these dividends can be realized by the Funds. As a result, all such dividend receivables related to these Russian securities are valued at $0, as of June 30, 2026.

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—Principal Risks (continued)

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. In prior years, the Natural Resources ETF and Oil Services ETF adopted a unitary management fee in which the Adviser is responsible for paying all expenses of the Funds. For these Funds, the liability for the Plan which is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through the date of conversion to a unitary management fee structure. China Semiconductor ETF, Copper and Electrification Metals ETF, Digital India ETF and MSCI EAFE Analyst Sentiment ETF commenced operations with a unitary management fee, and therefore bear no cost or liabilities relative to the Plan.

Note 9—Securities Lending

To generate additional income, the Funds may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral, net of rebates paid to the borrower. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed net of rebates and broker fees in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2026, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Africa Index ETF	$3,326,174	$2,170,975	$1,757,367	$3,928,342
Agribusiness ETF	67,319,056	12,466,707	56,834,780	69,301,487
Brazil Small-Cap ETF	551,377	32,288	528,905	561,193
Copper and Electrification Metals ETF	638,507	31,097	609,506	640,603
Gold Miners ETF	543,442,250	96,444,322	466,503,961	562,948,283
Indonesia Index ETF	212,046	315	231,078	231,393
Israel ETF	11,609,486	4,613,480	7,018,352	11,631,832
Junior Gold Miners ETF	310,513,854	74,556,414	251,750,902	326,307,316

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Securities Lending (continued)

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Low Carbon Energy ETF	$11,757,196	$3,162,916	$9,027,630	$12,190,546
Natural Resources ETF	17,982,804	1,533,304	17,157,808	18,691,112
Oil Refiners ETF	100,693	–	105,934	105,934
Oil Services ETF	234,399,178	200,516	239,211,869	239,412,385
Rare Earth and Strategic Metals ETF	334,048,549	81,066,938	257,458,869	338,525,807
Steel ETF	29,913,144	5,305,168	25,546,304	30,851,472
Uranium and Nuclear ETF	680,440,672	89,918,533	621,517,199	711,435,732

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2026:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Africa Index ETF	$2,170,975
Agribusiness ETF	12,466,707
Brazil Small-Cap ETF	32,288
Copper and Electrification Metals ETF	31,097
Gold Miners ETF	96,444,322
Indonesia Index ETF	315
Israel ETF	4,613,480
Junior Gold Miners ETF	74,556,414
Low Carbon Energy ETF	3,162,916
Natural Resources ETF	1,533,304
Oil Services ETF	200,516
Rare Earth and Strategic Metals ETF	81,066,938
Steel ETF	5,305,168
Uranium and Nuclear ETF	89,918,533

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2026, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Africa Index ETF	61	$729,771	4.98%
Agribusiness ETF	133	1,267,852	4.99
Brazil Small-Cap ETF	46	89,203	4.98
CMCI Commodity Strategy ETF	21	206,522	4.99
Copper and Electrification Metals ETF	4	460,219	4.99
Digital India ETF	5	915,680	4.99
Gold Miners ETF	29	20,763,873	4.99
India Growth Leaders ETF	2	2,129,169	4.99
Indonesia Index ETF	22	123,872	4.99
Israel ETF	166	320,030	4.99

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 10—Bank Line of Credit (continued)

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Junior Gold Miners ETF	31	$21,283,057	4.99%
Low Carbon Energy ETF	76	162,695	4.99
Natural Resources ETF	14	134,495	4.97
Oil Refiners ETF	71	259,394	4.98
Oil Services ETF	47	2,311,791	4.99
Rare Earth and Strategic Metals ETF	33	4,539,894	4.98
Steel ETF	133	389,357	4.98
Uranium and Nuclear ETF	29	13,644,662	4.99
Vietnam ETF	145	6,856,853	4.98

Outstanding loan balances as of June 30, 2026, if any, are reflected in the Statements of Assets and Liabilities.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

The officers receive no remuneration directly from the Funds. The Trustees receive no remuneration directly from the Funds with a unified fee arrangement. All other Funds pay remuneration directly to Trustees only. The information is included in the Statements of Operations, as applicable.

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 2-3, 2026 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck AA-BB CLO ETF, Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Bond ETF, ChiNext Innovators ETF, CLO ETF, Copper and Electrification Metals ETF (formerly, VanEck Copper and Green Metals ETF), Digital India ETF, Gold Miners ETF, India Growth Leaders ETF, Indonesia Index ETF, International High Yield Bond ETF, Israel ETF, J.P. Morgan EM Local Currency Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Mortgage REIT Income ETF, MSCI EAFE Analyst Sentiment ETF, MSCI EM Analyst Sentiment ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Refiners ETF, Oil Services ETF, Preferred Securities ex Financials ETF, Rare Earth and Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium and Nuclear ETF and Vietnam ETF, (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck BDC Income ETF and CMCI Commodity Strategy ETF and (iii) the sub-advisory agreements between VEAC and PineBridge Investments, LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreements”) with respect to the VanEck AA-BB CLO ETF and CLO ETF (together, the “CLO ETFs”). The VEAC Investment Management Agreements, the VEARA Investment Management Agreements and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2026. At that meeting, the Trustees discussed the information the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds (except for the VanEck MSCI EAFE Analyst Sentiment ETF, which had only recently commenced operations, and the VanEck MSCI EM Analyst Sentiment ETF, which had not commenced operations) and the Funds’ peer funds (certain other registered funds), information about the advisory and sub-advisory (with respect to the CLO ETFs) services provided to the Funds and the personnel providing those services and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and the Sub-Adviser and their respective affiliates as a result of the Advisers’ relationships with the Funds and the Sub-Adviser’s relationship with the CLO ETFs. The Trustees also received a summary of the process by which Broadridge constructed each Fund’s respective peer group, including any changes Broadridge made in response to management’s suggestions. In reviewing performance information for the Funds against their peer groups, the Trustees considered that (i) each Fund, except the VanEck Russia ETF and Russia Small-Cap ETF (together, the “Russia ETFs”) (which are in the process of being liquidated and no longer seeks to track an index) and the CLO ETFs (which are actively managed), is a passively managed fund that seeks to track a specific index and, as a result, has an investment objective that would generally differ from the funds in its designated peer group (to the extent those funds track a different index). Accordingly, each Fund’s (except the Russia ETFs and CLO ETFs) performance is expected to differ from its peers. The Trustees also considered the fact that the VanEck MSCI EAFE Analyst Sentiment ETF had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds, except for the CLO ETFs. The Trustees also considered VEAC’s efforts to address regulatory and operational challenges in managing the Russia ETFs during the Russia ETFs’ process of liquidating their assets and winding up their business.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Advisers and Sub-Adviser at the Renewal Meeting and the Advisers at the May 5, 2026 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers and the Sub-Adviser (with respect to the CLO ETFs), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers and the Sub-Adviser (with respect to the CLO ETFs) provide under, the Agreements, including, where applicable, (i) with respect to the VanEck AA-BB CLO ETF, BDC Income ETF, CLO ETF, Copper and Electrification Metals ETF, Digital India ETF, International High Yield Bond ETF, Mortgage REIT Income ETF, MSCI EAFE Analyst Sentiment ETF, MSCI EM Analyst Sentiment ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Services ETF and Preferred Securities ex Financials ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of each Unitary Fund (excluding the fee payment under the applicable VEAC Investment Management Agreement or VEARA Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), (ii) with respect to all other Funds (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck CMCI Commodity Strategy ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (iii) VEAC’s undertaking to waive all of the Russia ETFs’ management fees while the Russia ETFs are in the process of liquidation. With respect to the Sub-Advisory Agreements, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as the investment sub-adviser (or sub-adviser) to other registered investment companies and accounts. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by VEAC and the advisory fees to be retained by VEAC under each Sub-Advisory Agreement. The Trustees also considered that, effective December 30, 2025, the Sub-Adviser was acquired by MetLife Investment Management, the institutional asset management business of MetLife, Inc., and considered management’s assessment that the transaction did not impact the composition of the investment management team or the services provided by the Sub-Adviser to the CLO ETFs.

The Trustees concluded that the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance (i.e., measured without regard to the impact of fees and expenses) of each Fund except for the CLO ETFs to the performance of the benchmark index that the Fund seeks to track, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees also considered information from VEAC and the Sub-Adviser regarding the performance of the CLO ETFs, each an actively managed exchange-traded fund, against their respective benchmark indices and certain other funds that invest in CLOs. The Trustees noted that the VanEck CLO ETF had outperformed its benchmark for the one-year period ended December 31, 2025 and the period since its inception on June 21, 2022 through December 31, 2025. The Trustees also noted that the VanEck AA-BB CLO ETF had slightly underperformed its benchmark for the one-year period ended December 31, 2025 and the period since its inception on September 24, 2024 through December 31, 2025.

The Trustees also considered information relating to the financial condition of the Advisers and the Sub- Adviser (with respect to the CLO ETFs) and the current status, as they understood it, of the Advisers’ and Sub-Adviser’s (with respect to the CLO ETFs) compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ management fees and total expense ratios to those of certain other registered funds. The Trustees noted that the information provided showed that each Fund had management fees (after the effect of any applicable fee waiver, including, with respect to the Russia ETFs, VEAC’s waiver of all management fees

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

payable by each of the Russia ETFs since March 22, 2022) below the average and median of its respective peer group of funds, except that each of the VanEck Low Carbon Energy ETF and MSCI EAFE Analyst Sentiment ETF had management fees below the average and equal to the median of its respective peer group of funds, each of the VanEck Africa Index ETF, Digital India ETF and Vietnam ETF had management fees (after the effect of any applicable fee waiver) above the average and below the median of its respective peer group of funds, each of the VanEck AA-BB CLO ETF, BDC Income ETF, CLO ETF, Gold Miners ETF, International High Yield Bond ETF and Junior Gold Miners ETF had management fees above the average and median of its respective peer group of funds, each of the VanEck Copper and Electrification Metals ETF and Oil Services ETF had management fees above the average and equal to the median of its respective peer group of funds and each of the VanEck Agribusiness ETF and Uranium and Nuclear ETF had management fees below the average and above the median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund had a total expense ratio (after the effect of any applicable fee waiver and/ or expense limitation) below the average and median of its respective peer group of funds, except that each of the VanEck AA-BB CLO ETF, Africa Index ETF, BDC Income ETF, China Bond ETF, CLO ETF, CMCI Commodity Strategy ETF, Gold Miners ETF, International High Yield Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Oil Refiners ETF, Russia ETF, Russia Small-Cap ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable fee waiver and/or expense limitation) above the average and median of its respective peer group of funds, each of the VanEck Digital India ETF, India Growth Leaders ETF, Indonesia Index ETF and Oil Services ETF had a total expense ratio (after the effect of any applicable fee waiver and/or expense limitation) above the average and below the median of its respective peer group of funds and the VanEck Copper and Electrification Metals ETF had a total expense ratio above the average and equal to the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/ or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees noted that the Russia ETFs are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Russia ETFs’ expense limitations. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the VEAC Investment Management Agreements and VEARA Investment Management Agreements, received by the Advisers from serving as advisers to the Funds and the fact that the Sub-Adviser had not identified any such economic benefits.

The Trustees also considered information provided by the Advisers and Sub-Adviser (with respect to the CLO ETFs) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and fee waiver and/or expense limitation, as applicable, and noted that the VEAC Investment Management Agreements, VEARA Investment Management Agreements and Sub-Advisory Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for each of the CLO ETFs are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers with respect to the Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the cost of the services provided by VEAC or the profitability of the VanEck MSCI EAFE Analyst Sentiment ETF to VEAC, which had only recently commenced operations, or the VanEck MSCI EM Analyst Sentiment ETF to VEAC, which had not commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to each of the VanEck MSCI EAFE Analyst Sentiment ETF and VanEck MSCI EM Analyst Sentiment ETF by VEAC, although they concluded that the nature, quality and extent of the services to be provided by VEAC were appropriate based on the Trustees’ knowledge of VEAC and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2026 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of each of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

VanEck China Semiconductor ETF

At a meeting held on June 2-3, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck ® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck China Semiconductor ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

June 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND

OTHER INFORMATION

CLOB	|	AA-BB CLO ETF
BIZD	|	BDC Income ETF
CBON	|	China Bond ETF
CLOI	|	CLO ETF
IHY	|	International High Yield Bond ETF
EMLC	|	J.P. Morgan EM Local Currency Bond ETF
MORT	|	Mortgage REIT Income ETF
DESK	|	Office and Commercial REIT ETF
PFXF	|	Preferred Securities ex Financials ETF

800.826.2333	vaneck.com

VANECK AA-BB CLO ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 98.4%
Bain Capital Credit CLO 2021-1 Ltd. 144A 9.98% (Term SOFR USD 3 Month+6.30%), 04/18/34 (a)	$3,000		$2,656,479
Bain Capital Credit CLO 2021-3 Ltd. 144A 7.03% (Term SOFR USD 3 Month+3.36%), 07/24/34 (a)	2,990		2,884,653
Bain Capital Credit CLO 2021-7 Ltd. 144A 10.16% (Term SOFR USD 3 Month+6.50%), 01/22/35 (a)	3,500		2,999,119
Bain Capital Credit CLO 2022-2 Ltd. 144A 8.66% (Term SOFR USD 3 Month+5.00%), 04/22/35 (a)	1,000		968,373
Bain Capital Credit CLO 2022-3 Ltd. 144A 7.38% (Term SOFR USD 3 Month+3.70%), 07/17/35 (a)	2,980		2,921,005
Benefit Street Partners CLO XXIII Ltd. 144A 7.89% (Term SOFR USD 3 Month+4.25%), 04/25/39 (a)	1,000		1,001,941
Benefit Street Partners CLO XXXV Ltd. 144A 7.72% (Term SOFR USD 3 Month+4.10%), 07/25/39 (a)	1,000		990,561
BlueMountain CLO XXXI Ltd. 144A
5.28% (Term SOFR USD 3 Month+1.60%), 04/19/34 (a)	1,300		1,300,888
BlueMountain CLO XXXIII Ltd. 144A 7.43% (Term SOFR USD 3 Month+3.75%), 10/20/38 (a)	1,325		1,337,851
8.18% (Term SOFR USD 3 Month+4.50%), 10/20/38 (a)	2,000		1,952,902
10.61% (Term SOFR USD 3 Month+6.93%), 10/20/38 (a)	3,000		2,798,283
BlueMountain CLO XXXV Ltd. 144A 11.74% (Term SOFR USD 3 Month+8.07%), 10/22/37 (a)	2,500		2,415,055
Bridge Street CLO I Ltd. 144A
	Par (000’s	)	Value
5.74% (Term SOFR USD 3 Month+2.00%), 07/15/39 (a)	$1,500		$1,501,125
Canyon Capital CLO 2019-2 Ltd. 144A 5.57% (Term SOFR USD 3 Month+1.90%), 10/15/34 (a)	1,775		1,776,385
Canyon Capital CLO 2020-1 Ltd. 144A 5.62% (Term SOFR USD 3 Month+1.95%), 07/15/34 (a)	1,500		1,501,172
Canyon CLO 2023-2 Ltd. 144A 8.18% (Term SOFR USD 3 Month+4.50%), 07/15/39 (a)	1,250		1,252,270
CIFC Funding 2020-I Ltd. 144A 8.14% (Term SOFR USD 3 Month+4.50%), 07/15/39 (a)	1,000		1,001,161
CIFC Funding 2021-VI Ltd. 144A 7.92% (Term SOFR USD 3 Month+4.25%), 07/15/39 (a)	1,250		1,252,248
CIFC Funding 2022-I Ltd. 144A 7.74% (Term SOFR USD 3 Month+4.00%), 07/17/41 (a)	1,500		1,501,500
CQS US CLO 2025-4 Ltd. 144A 1.00% (Term SOFR USD 3 Month+1.90%), 07/20/39 (a)	2,000		2,001,500
CQS US CLO 6 Ltd. 144A 5.68% (Term SOFR USD 3 Month+2.00%), 03/31/39 (a)	6,000		6,016,895
CQS US CLO 7 Ltd. 144A 5.70% (Term SOFR USD 3 Month+1.95%), 07/17/39 (a)	4,250		4,255,168
Dryden 113 CLO Ltd. 144A
6.67% (Term SOFR USD 3 Month+3.00%), 10/15/37 (a)	2,000		2,000,846
7.67% (Term SOFR USD 3 Month+4.00%), 10/15/37 (a)	1,400		1,391,968
Dryden 72 CLO Ltd. 144A 5.65% (Term SOFR USD 3 Month+2.00%), 05/15/32 (a)	1,000		1,001,074
Dryden 95 CLO Ltd. 144A

See Notes to Financial Statements

3

VANECK AA-BB CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
6.69% (Term SOFR USD 3 Month+3.05%), 08/20/34 (a)	$7,000		$6,984,277
Goldentree Loan Management US CLO 8 Ltd. 144A 5.53% (Term SOFR USD 3 Month+1.85%), 10/20/34 (a)	1,000		1,002,008
Halseypoint CLO 7 Ltd. 144A 5.88% (Term SOFR USD 3 Month+2.20%), 07/20/38 (a)	1,000		1,002,865
KKR CLO 27 Ltd. 144A 9.92% (Term SOFR USD 3 Month+6.25%), 01/15/35 (a)	2,500		2,412,623
KKR CLO 36 Ltd. 144A 5.42% (Term SOFR USD 3 Month+1.75%), 10/15/34 (a)	5,000		5,008,775
LCM 39 Ltd. 144A 10.67% (Term SOFR USD 3 Month+7.00%), 10/15/34 (a)	2,500		2,399,548
Madison Park Funding LVII Ltd. 144A 6.62% (Term SOFR USD 3 Month+2.95%), 07/27/34 (a)	1,500		1,454,525
Madison Park Funding XXXV Ltd. 144A
5.38% (Term SOFR USD 3 Month+1.80%), 02/13/39 (a)	3,500		3,511,837
7.58% (Term SOFR USD 3 Month+4.00%), 02/13/39 (a)	1,000		963,477
Market Street CLO Ltd. III 144A 7.75% (Term SOFR USD 3 Month+4.00%), 07/20/39 (a)	1,000		1,001,000
Neuberger Berman Loan Advisers CLO 38 Ltd. 144A 5.08% (Term SOFR USD 3 Month+1.40%), 10/20/36 (a)	5,000		5,003,005
Neuberger Berman Loan Advisers CLO 42 Ltd. 144A 5.08% (Term SOFR USD 3 Month+1.40%), 07/16/36 (a)	5,000		5,003,135
Neuberger Berman Loan Advisers CLO 54 Ltd. 144A 9.87% (Term SOFR USD 3 Month+6.25%), 04/23/38 (a)	5,500		5,523,386
Neuberger Berman Loan Advisers CLO 55 Ltd. 144A
	Par (000’s	)	Value
9.25% (Term SOFR USD 3 Month+4.50%), 04/22/40 (a)	$1,500		$1,502,945
Ocean Trails CLO XIV Ltd. 144A 5.68% (Term SOFR USD 3 Month+2.00%), 01/20/38 (a)	1,700		1,702,293
OCP CLO 2024-33 Ltd. 144A 7.70% (Term SOFR USD 3 Month+4.00%), 07/20/39 (a)	1,300		1,302,516
Octagon 64 Ltd. 144A 5.37% (Term SOFR USD 3 Month+1.70%), 07/21/37 (a)	10,000		10,007,769
Octagon 71 Ltd. 144A 8.97% (Term SOFR USD 3 Month+5.30%), 04/18/37 (a)	1,250		1,265,933
OHA Credit Funding 18 Ltd. 144A 7.56% (Term SOFR USD 3 Month+4.00%), 07/20/39 (a)	1,250		1,251,250
OHA Credit Partners XV Ltd. 144A 8.16% (Term SOFR USD 3 Month+4.50%), 04/20/39 (a)	1,500		1,502,564
OZLM XXIII Ltd. 144A 5.87% (Term SOFR USD 3 Month+2.20%), 10/15/37 (a)	1,000		1,001,639
Regatta XVI Funding Ltd. 144A 5.05% (Term SOFR USD 3 Month+1.38%), 04/15/39 (a)	2,500		2,489,875
Rockford Tower CLO 2019-2 Ltd. 144A 5.64% (Term SOFR USD 3 Month+2.00%), 08/20/32 (a)	1,000		1,000,816
Rockford Tower CLO 2021-2 Ltd. 144A
5.38% (Term SOFR USD 3 Month+1.70%), 07/20/34 (a)	6,500		6,508,443
5.63% (Term SOFR USD 3 Month+1.95%), 07/20/34 (a)	2,500		2,503,095
Rockford Tower CLO 2022-1 Ltd. 144A 5.38% (Term SOFR USD 3 Month+1.70%), 07/20/35 (a)	7,000		7,009,302
Rockford Tower CLO 2024-1 Ltd. 144A

See Notes to Financial Statements

4

VANECK AA-BB CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
5.72% (Term SOFR USD 3 Month+1.95%), 07/20/39 (a)	$1,500		$1,501,125
Sculptor CLO XXIX Ltd. 144A 5.41% (Term SOFR USD 3 Month+1.75%), 07/22/38 (a)	3,000		3,015,945
Sculptor CLO XXVIII Ltd. 144A 5.63% (Term SOFR USD 3 Month+1.95%), 01/20/35 (a)	3,000		3,002,976
Sculptor CLO XXX Ltd. 144A 7.28% (Term SOFR USD 3 Month+3.60%), 07/20/38 (a)	2,000		2,003,886
Signal Peak CLO 4 Ltd. 144A
5.32% (Term SOFR USD 3 Month+1.65%), 10/26/34 (a)	5,000		5,010,000
5.67% (Term SOFR USD 3 Month+2.00%), 10/26/34 (a)	2,500		2,504,035
7.13% (Term SOFR USD 3 Month+3.46%), 10/26/34 (a)	2,300		2,231,708
Signal Peak CLO 5 Ltd. 144A 5.58% (Term SOFR USD 3 Month+1.95%), 04/25/37 (a)	2,000		2,005,914
Sound Point CLO XXIX Ltd. 144A
5.27% (Term SOFR USD 3 Month+1.60%), 04/25/34 (a)	5,000		5,004,095
7.43% (Term SOFR USD 3 Month+3.76%), 04/25/34 (a)	3,500		3,415,321
Sound Point CLO XXVI Ltd. 144A 7.29% (Term SOFR USD 3 Month+3.61%), 07/20/34 (a)	1,000		970,645
	Par (000’s	)	Value
Sound Point CLO XXXI Ltd. 144A 7.18% (Term SOFR USD 3 Month+3.51%), 10/25/34 (a)	$2,500		$2,387,375
Trinitas CLO XIX Ltd. 144A 6.63% (Term SOFR USD 3 Month+2.95%), 10/20/33 (a)	2,500		2,488,798
Trinitas CLO XVII Ltd. 144A 6.93% (Term SOFR USD 3 Month+3.25%), 10/20/34 (a)	1,750		1,727,740
Whitebox CLO III Ltd. 144A 5.57% (Term SOFR USD 3 Month+1.90%), 10/15/35 (a)	2,250		2,252,815
Wind River 2021-2 CLO Ltd. 144A 5.68% (Term SOFR USD 3 Month+2.00%), 07/20/34 (a)	2,500		2,502,325
Wind River 2023-1 CLO Ltd. 144A 5.72% (Term SOFR USD 3 Month+2.05%), 07/25/38 (a)	1,000		1,003,080
Total Collateralized Loan Obligations (Cost: $175,539,017)			174,027,106

SHORT-TERM INVESTMENT: 4.8%
United States Treasury Obligations: 4.8% (Cost: $8,477,005)
United States Treasury Bill (y) 3.67%, 07/28/26	8,500		8,476,994

Total Investments: 103.2% (Cost: $184,016,022)			182,504,100
Liabilities in excess of other assets: (3.2)%			(5,744,237)
NET ASSETS: 100.0%			$176,759,863

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of June 30, 2026
(y)	The rate shown is the calculated yield to maturity.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $174,027,106, or 98.5% of net assets.

See Notes to Financial Statements

5

VANECK AA-BB CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Collateralized Loan Obligations	$—	$174,027,106	$—	$174,027,106
United States Treasury Obligations	—	8,476,994	—	8,476,994
Total Investments	$—	$182,504,100	$—	$182,504,100

See Notes to Financial Statements

6

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 64.1%
Financial Services: 64.1%
Ares Capital Corp. †	12,569,449	$232,911,890
Bain Capital Specialty Finance, Inc. †	1,074,130	13,448,108
Barings BDC, Inc. †	1,839,476	15,672,336
BlackRock TCP Capital Corp. †	1,694,288	5,692,808
Blackstone Secured Lending Fund †	3,678,717	87,222,380
Blue Owl Capital Corp. †	8,817,572	95,847,008
Blue Owl Technology Finance Corp.	4,423,851	45,786,858
Capital Southwest Corp. †	1,254,844	29,827,642
Carlyle Secured Lending, Inc. †	1,403,342	14,777,191
CION Investment Corp. †	1,005,415	6,263,735
Fidus Investment Corp. †	766,402	14,615,286
FS KKR Capital Corp. †	4,448,011	46,704,115
Gladstone Capital Corp. †	456,227	8,859,928
Gladstone Investment Corp. †	804,098	12,431,355
Goldman Sachs BDC, Inc. †	2,136,780	20,256,674
Golub Capital BDC, Inc. †	3,703,865	47,705,781
Hercules Capital, Inc. †	3,156,663	49,780,575
Kayne Anderson BDC, Inc. †	669,889	9,063,598
Main Street Capital Corp. †	1,652,085	85,710,170
MidCap Financial Investment Corp.	1,663,330	16,766,366
Morgan Stanley Direct Lending Fund †	1,626,051	24,585,891
MSC Income Fund, Inc.	915,670	10,594,302
New Mountain Finance Corp. †	1,659,313	11,897,274
Nuveen Churchill Direct Lending Corp. †	767,952	9,537,964
Oaktree Specialty Lending Corp. †	1,778,712	21,237,821
	Number of Shares	Value
Financial Services (continued)
PennantPark Floating Rate Capital Ltd. †	2,003,566	$14,986,674
Prospect Capital Corp. †	7,486,538	17,293,903
Sixth Street Specialty Lending, Inc. †	1,918,728	32,944,560
SLR Investment Corp. †	848,292	10,493,372
Trinity Capital, Inc. †	1,815,112	32,472,354

Total Common Stocks (Cost: $1,224,147,033)		1,045,387,919

	Par (000’s	)
SHORT-TERM INVESTMENTS: 33.6%
United States Treasury Obligations: 33.6% (Cost: $548,457,995)
United States Treasury Bills (y)
3.62%, 07/16/26 #	274,277		273,866,270
3.65%, 10/15/26 #	277,519		274,503,551
			548,369,821
Total Investments Before Collateral for Securities Loaned: 97.7% (Cost: $1,772,605,028)			1,593,757,740

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 18.7%
Money Market Fund: 18.7% (Cost: $304,172,154)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65% (a)	304,172,154	304,172,154
Total Investments: 116.4% (Cost: $2,076,777,182)		1,897,929,894
Liabilities in excess of other assets: (16.4)%		(267,952,094)
NET ASSETS: 100.0%		$1,629,977,800

Total Return Swap Contracts

Long Exposure

Reference Obligation	Notional Amount	Counterparty	Rate paid by the Fund	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)
MVIS US Business Development Companies Index	$554,714,659	UBS	4.47%(b)	Monthly	11/17/26	$4,293,678
MVIS US Business Development Companies Index	$10,751,977	Bank of America	4.15%(c)	Monthly	08/31/26	(1,408,831)
MVIS US Business Development Companies Index	$5,866,085	Bank of America	4.37%(d)	Monthly	08/31/26	122,236
Total						$3,007,083

See Notes to Financial Statements

7

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

#	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $77,387,613.
(a)	The rate shown is the 7-day yield as of June 30, 2026.
(b)	The rate shown reflects the rate in effect at June 30, 2026: Secured Overnight Financing Rate + 0.85%.
(c)	The rate shown reflects the rate in effect at June 30, 2026: Overnight Bank Funding Rate + 0.53%.
(d)	The rate shown reflects the rate in effect at June 30, 2026: Overnight Bank Funding Rate + 0.75%.
(y)	The rate shown is the calculated yield to maturity.
†	Security fully or partially on loan. Total market value of securities on loan is $429,857,050.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,045,387,919	$—	$—	$1,045,387,919
United States Treasury Obligations	—	548,369,821	—	548,369,821
Money Market Fund	304,172,154	—	—	304,172,154
Total Investments	$1,349,560,073	$548,369,821	$—	$1,897,929,894
Other Financial Instruments:
Assets
Total Return Swap Contracts	$—	$4,415,914	$—	$4,415,914
Liabilities
Total Return Swap Contract	$—	$1,408,831	$—	$1,408,831

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

8

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 72.7%
Energy: 7.2%
China Petrochemical Corp. 2.00%, 08/09/29	CNY	6,250		$931,383
China Petroleum & Chemical Corp. 3.20%, 07/27/26	CNY	5,240		772,993
				1,704,376
Financials: 53.0%
Agricultural Development Bank of China
1.40%, 01/07/30	CNY	5,400		792,213
1.61%, 08/07/28	CNY	3,370		498,111
1.66%, 01/09/35	CNY	6,650		969,376
2.96%, 04/17/30	CNY	2,420		375,413
3.06%, 06/06/32	CNY	4,640		737,765
Bank of Communications Co. Ltd. Reg S 2.70%, 09/26/26	CNY	5,800		856,894
China Construction Bank Corp. Reg S 1.85%, 09/26/28	CNY	10,000		1,482,430
China Development Bank
2.69%, 09/11/33	CNY	4,060		639,351
2.82%, 05/22/33	CNY	3,080		487,190
3.45%, 09/20/29	CNY	4,800		751,242
3.48%, 01/08/29	CNY	4,460		690,248
3.65%, 05/21/29	CNY	1,950		305,244
3.66%, 03/01/31	CNY	1,170		188,689
3.70%, 10/20/30	CNY	4,150		666,330
4.04%, 07/06/28	CNY	4,360		675,632
China Everbright Bank Co. Ltd. Reg S 2.72%, 09/25/26	CNY	5,800		856,906
Export-Import Bank of China
		Par (000’s	)	Value
Financials (continued)
3.10%, 02/13/33	CNY	580		$93,151
3.38%, 07/16/31	CNY	3,400		544,402
3.74%, 11/16/30	CNY	6,070		976,842
				12,587,429
Utilities: 12.5%
China Southern Power Grid Co. Ltd. 2.47%, 03/21/29	CNY	10,000		1,509,466
Guangdong Hengjian Investment Holding Co. Ltd. 3.28%, 01/14/27	CNY	4,300		639,448
State Grid Corp. of China 2.88%, 08/30/27	CNY	5,500		823,086
				2,972,000
Total Corporate Bonds (Cost: $16,853,831)				17,263,805

GOVERNMENT OBLIGATIONS: 25.6%
China Government Bond
1.42%, 08/15/28	CNY	9,330		1,379,404
1.44%, 09/15/27	CNY	1,760		260,094
1.46%, 05/25/28	CNY	5,850		865,852
1.62%, 08/15/27	CNY	4,480		663,494
1.91%, 07/15/29	CNY	790		118,547
2.27%, 05/25/34	CNY	3,490		539,712
2.35%, 02/25/34	CNY	1,760		273,564
2.40%, 07/15/28	CNY	3,480		525,084
2.55%, 10/15/28	CNY	2,290		347,618
2.67%, 11/25/33	CNY	6,950		1,103,948
Total Government Obligations (Cost: $5,736,377)				6,077,317
Total Investments: 98.3% (Cost: $22,590,208)				23,341,122
Other assets less liabilities: 1.7%				400,578
NET ASSETS: 100.0%				$23,741,700

Definitions:

CNY	Chinese Yuan

Footnotes:

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$17,263,805	$—	$17,263,805
Government Obligations *	—	6,077,317	—	6,077,317
Total Investments	$—	$23,341,122	$—	$23,341,122

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

9

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 99.0%
AGL Core CLO 8 Ltd. 144A 5.18% (Term SOFR USD 3 Month+1.50%), 01/20/38 (a)	$3,000		$3,001,413
AIMCO CLO 24 Ltd. 144A 5.53% (Term SOFR USD 3 Month+1.85%), 04/19/38 (a)	2,650		2,658,862
AIMCO CLO Series 2018-B 144A 8.08% (Term SOFR USD 3 Month+4.40%), 04/16/37 (a)	1,500		1,505,484
Allegro CLO XII Ltd. 144A 5.11% (Term SOFR USD 3 Month+1.44%), 07/21/37 (a)	8,625		8,643,251
Allegro CLO XV Ltd. 144A 4.86% (Term SOFR USD 3 Month+1.18%), 04/20/38 (a)	1,000		999,548
Anchorage Capital CLO 15 Ltd. 144A 5.78% (Term SOFR USD 3 Month+2.10%), 07/20/38 (a)	2,000		2,005,476
Anchorage Capital CLO 17 Ltd. 144A
4.90% (Term SOFR USD 3 Month+1.23%), 02/15/38 (a)	1,000		1,001,559
5.12% (Term SOFR USD 3 Month+1.45%), 02/15/38 (a)	7,875		7,884,828
Anchorage Capital CLO 2026-22 Ltd. 144A 4.95% (Term SOFR USD 3 Month+1.23%), 01/20/39 (a)	63,600		63,645,982
Anchorage Capital CLO 30 Ltd. 144A 5.28% (Term SOFR USD 3 Month+1.60%), 01/20/37 (a)	3,075		3,076,525
Anchorage Capital CLO 32 Ltd. 144A 5.01% (Term SOFR USD 3 Month+1.27%), 07/15/39 (a)	15,000		15,007,425
Ares Loan Funding VI Ltd. 144A 5.00% (Term SOFR USD 3 Month+1.25%), 07/15/39 (a)	16,500		16,508,168
Arini US CLO III Ltd. 144A 5.03% (Term SOFR USD 3 Month+1.27%), 01/15/39 (a)	11,000		11,019,536
	Par (000’s	)	Value
Bain Capital Credit CLO 2017-2 Ltd. 144A 5.07% (Term SOFR USD 3 Month+1.40%), 07/25/37 (a)	$10,600		$10,612,169
Bain Capital Credit CLO 2020-3 Ltd. 144A 6.77% (Term SOFR USD 3 Month+3.10%), 10/23/34 (a)	10,130		9,911,253
Bain Capital Credit CLO 2021-1 Ltd. 144A 5.08% (Term SOFR USD 3 Month+1.40%), 04/18/34 (a)	5,950		5,949,131
Bain Capital Credit CLO 2021-2 Ltd. 144A 6.78% (Term SOFR USD 3 Month+3.10%), 07/16/34 (a)	12,850		12,620,615
Bain Capital Credit CLO 2021-4 Ltd. 144A 7.04% (Term SOFR USD 3 Month+3.36%), 10/20/34 (a)	6,780		6,499,335
Bain Capital Credit CLO 2021-7 Ltd. 144A
5.46% (Term SOFR USD 3 Month+1.80%), 01/22/35 (a)	4,500		4,505,049
10.16% (Term SOFR USD 3 Month+6.50%), 01/22/35 (a)	1,100		942,580
Barings CLO Ltd. 2024-I 144A 5.08% (Term SOFR USD 3 Month+1.40%), 01/20/39 (a)	2,000		1,999,686
Bbam US CLO IV Ltd. 144A
4.88% (Term SOFR USD 3 Month+1.25%), 07/15/39 (a)	5,000		5,002,475
7.63% (Term SOFR USD 3 Month+4.00%), 07/15/39 (a)	1,000		1,001,000
BlueMountain CLO 2018-3 Ltd. 144A 4.86% (Term SOFR USD 3 Month+1.19%), 10/25/30 (a)	582		582,887
BlueMountain CLO XXV Ltd. 144A 5.02% (Term SOFR USD 3 Month+1.35%), 01/15/38 (a)	13,000		13,017,199
BlueMountain CLO XXX Ltd. 144A 5.27% (Term SOFR USD 3 Month+1.60%), 04/15/35 (a)	14,475		14,484,003

See Notes to Financial Statements

10

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
BlueMountain CLO XXXI Ltd. 144A 5.28% (Term SOFR USD 3 Month+1.60%), 04/19/34 (a)	$14,100		$14,109,630
BlueMountain CLO XXXII Ltd. 144A 6.77% (Term SOFR USD 3 Month+3.10%), 10/15/34 (a)	5,000		4,997,815
BlueMountain CLO XXXIII Ltd. 144A 7.43% (Term SOFR USD 3 Month+3.75%), 10/20/38 (a)	2,000		2,019,398
BlueMountain CLO XXXIV Ltd. 144A 5.28% (Term SOFR USD 3 Month+1.60%), 04/20/35 (a)	8,779		8,784,469
BlueMountain CLO XXXV Ltd. 144A 5.36% (Term SOFR USD 3 Month+1.70%), 10/22/37 (a)	11,000		11,004,796
Brant Point CLO 2024-4 Ltd. 144A 5.43% (Term SOFR USD 3 Month+1.75%), 07/20/37 (a)	5,500		5,504,582
Bridge Street CLO I Ltd. 144A
5.02% (Term SOFR USD 3 Month+1.28%), 07/15/39 (a)	18,270		18,279,044
5.74% (Term SOFR USD 3 Month+2.00%), 07/15/39 (a)	2,500		2,501,875
Bridge Street CLO II Ltd. 144A 5.43% (Term SOFR USD 3 Month+1.75%), 01/20/39 (a)	8,550		8,558,439
Canyon Capital CLO 2016-1 Ltd. 144A 5.63% (Term SOFR USD 3 Month+1.96%), 07/15/31 (a)	10,000		10,000,500
Canyon Capital CLO 2016-2 Ltd. 144A 5.68% (Term SOFR USD 3 Month+2.01%), 10/15/31 (a)	6,000		6,000,300
Canyon Capital CLO 2019-1 Ltd. 144A 5.10% (Term SOFR USD 3 Month+1.43%), 07/15/37 (a)	2,150		2,151,679
Canyon Capital CLO 2019-2 Ltd. 144A
	Par (000’s	)	Value
4.68% (Term SOFR USD 3 Month+1.01%), 10/15/34 (a)	$5,300		$5,300,032
5.57% (Term SOFR USD 3 Month+1.90%), 10/15/34 (a)	12,325		12,334,614
Canyon Capital CLO 2020-1 Ltd. 144A 5.62% (Term SOFR USD 3 Month+1.95%), 07/15/34 (a)	11,500		11,508,982
Canyon Capital CLO 2020-2 Ltd. 144A 5.20% (Term SOFR USD 3 Month+1.53%), 10/15/34 (a)	16,665		16,693,014
Capital Four US CLO Ltd. 144A 4.98% (Term SOFR USD 3 Month+1.30%), 10/18/38 (a)	16,750		16,804,019
Carlyle US CLO 2021-7 LTD 144A 4.87% (Term SOFR USD 3 Month+1.20%), 04/15/38 (a)	1,150		1,151,839
CBAMR 2017-3 Ltd. 144A 8.30% (Term SOFR USD 3 Month+4.85%), 07/17/39 (a)	2,000		2,002,070
Columbia Cent CLO 31 Ltd. 144A 5.28% (Term SOFR USD 3 Month+1.60%), 04/20/34 (a)	5,740		5,744,638
Columbia Cent CLO 32 Ltd. 144A 6.25% (Term SOFR USD 3 Month+2.10%), 07/24/34 (a)	10,000		9,977,600
Columbia Cent CLO 34 Ltd. 144A
5.32% (Term SOFR USD 3 Month+1.65%), 01/25/38 (a)	12,000		12,010,284
5.52% (Term SOFR USD 3 Month+1.85%), 01/25/38 (a)	2,300		2,302,353
Columbia Cent CLO 35 Ltd. 144A
5.42% (Term SOFR USD 3 Month+1.75%), 07/25/36 (a)	7,500		7,500,375
5.67% (Term SOFR USD 3 Month+2.00%), 07/25/36 (a)	1,500		1,500,075
CQS US CLO 2025-4 Ltd. 144A 1.00% (Term SOFR USD 3 Month+2.72%), 07/20/39 (a)	14,000		14,006,930

See Notes to Financial Statements

11

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
1.00% (Term SOFR USD 3 Month+1.90%), 07/20/39 (a)	$5,000		$5,003,750
CQS US CLO 6 Ltd. 144A 4.93% (Term SOFR USD 3 Month+1.25%), 03/31/39 (a)	34,750		34,771,926
CQS US CLO 7 Ltd. 144A
5.02% (Term SOFR USD 3 Month+1.27%), 07/17/39 (a)	8,000		8,003,912
5.70% (Term SOFR USD 3 Month+1.95%), 07/17/39 (a)	3,000		3,003,648
Creeksource 2024-1 Dunes Creek CLO Ltd. 144A 5.32% (Term SOFR USD 3 Month+1.65%), 01/15/38 (a)	3,500		3,504,305
Diameter Capital CLO 7 Ltd. 144A 3.74% (Term SOFR USD 3 Month+1.23%), 07/20/39 (a)	21,500		21,510,642
Dryden 104 CLO Ltd. 144A 5.24% (Term SOFR USD 3 Month+1.60%), 08/20/34 (a)	1,075		1,075,685
Dryden 61 CLO Ltd. 144A 5.26% (Term SOFR USD 3 Month+1.58%), 01/17/32 (a)	10,375		10,383,072
Dryden 64 CLO Ltd. 144A 4.91% (Term SOFR USD 3 Month+1.23%), 04/18/31 (a)	187		186,953
Dryden 95 CLO Ltd. 144A 6.69% (Term SOFR USD 3 Month+3.05%), 08/20/34 (a)	5,275		5,263,152
Fort Washington CLO 2019-1 144A 5.38% (Term SOFR USD 3 Month+1.70%), 10/20/37 (a)	5,500		5,510,065
Halseypoint CLO 7 Ltd. 144A 5.88% (Term SOFR USD 3 Month+2.20%), 07/20/38 (a)	1,200		1,203,438
Harvest US CLO 2023-1 Ltd. 144A 5.22% (Term SOFR USD 3 Month+1.55%), 01/15/37 (a)	2,500		2,506,543
HPS Loan Management 2023-18 Ltd. 144A 6.73% (Term SOFR USD 3 Month+3.05%), 07/20/39 (a)	1,500		1,502,369
ICG US CLO 2021-3 Ltd. 144A
	Par (000’s	)	Value
5.78% (Term SOFR USD 3 Month+2.10%), 10/20/34 (a)	$6,000		$6,007,416
ICG US CLO 2025-2 Ltd. 144A 4.93% (Term SOFR USD 3 Month+1.25%), 01/18/39 (a)	18,750		18,770,419
Invesco US CLO 2024-2 Ltd. 144A 1.00% (Term SOFR USD 3 Month+1.45%), 07/15/37 (a)	5,500		5,502,723
Kennedy Lewis CLO 22 Ltd. 144A 5.43% (Term SOFR USD 3 Month+1.75%), 07/20/38 (a)	12,000		12,052,932
Kennedy Lewis CLO 9 Ltd. 144A 5.43% (Term SOFR USD 3 Month+1.75%), 01/20/38 (a)	10,000		10,033,300
KKR CLO 24 Ltd. 144A 5.02% (Term SOFR USD 3 Month+1.34%), 04/20/32 (a)	1,220		1,220,272
KKR CLO 27 Ltd. 144A 9.92% (Term SOFR USD 3 Month+6.25%), 01/15/35 (a)	1,000		965,049
KKR CLO 32 Ltd. 144A 8.34% (Term SOFR USD 3 Month+4.70%), 07/15/39 (a)	1,000		1,001,035
KKR CLO 36 Ltd. 144A 5.92% (Term SOFR USD 3 Month+1.75%), 10/15/34 (a)	22,000		22,038,609
KKR CLO 37 Ltd. 144A 5.33% (Term SOFR USD 3 Month+1.65%), 04/20/38 (a)	15,700		15,727,616
LCM 29 Ltd. 144A 5.00% (Term SOFR USD 3 Month+1.33%), 04/15/31 (a)	323		323,084
LCM 39 Ltd. 144A
5.67% (Term SOFR USD 3 Month+2.00%), 10/15/34 (a)	14,250		14,277,460
6.92% (Term SOFR USD 3 Month+3.25%), 10/15/34 (a)	3,575		3,517,039
10.67% (Term SOFR USD 3 Month+7.00%), 10/15/34 (a)	1,250		1,199,774
LCM 40 Ltd. 144A 5.82% (Term SOFR USD 3 Month+2.15%), 01/15/38 (a)	13,200		13,158,090
LCM 41 Ltd. 144A

See Notes to Financial Statements

12

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
5.37% (Term SOFR USD 3 Month+1.70%), 04/15/36 (a)	$3,300		$3,305,775
7.27% (Term SOFR USD 3 Month+3.60%), 04/15/36 (a)	1,850		1,783,748
Madison Park Funding LXIII Ltd. 144A 5.82% (Term SOFR USD 3 Month+2.15%), 07/21/38 (a)	2,000		2,012,530
Marble Point CLO XXII Ltd. 144A 5.37% (Term SOFR USD 3 Month+1.70%), 07/25/34 (a)	5,200		5,203,234
Market Street CLO Ltd. III 144A 5.01% (Term SOFR USD 3 Month+1.26%), 07/20/39 (a)	18,325		18,333,961
Menlo CLO IV Ltd. 144A 4.89% (Term SOFR USD 3 Month+1.21%), 03/20/39 (a)	4,500		4,507,160
MidOcean Credit CLO XI Ltd. 144A 5.18% (Term SOFR USD 3 Month+1.50%), 01/18/36 (a)	4,500		4,501,539
MidOcean Credit CLO XIV Ltd. 144A
5.71% (Term SOFR USD 3 Month+2.00%), 04/15/37 (a)	1,000		1,001,374
9.85% (Term SOFR USD 3 Month+6.14%), 04/15/37 (a)	3,650		3,612,394
MidOcean Credit CLO XIX 144A 4.95% (Term SOFR USD 3 Month+1.24%), 07/20/39 (a)	5,600		5,602,738
MidOcean Credit CLO XX 144A 4.91% (Term SOFR USD 3 Month+1.23%), 01/20/39 (a)	2,680		2,682,383
Neuberger Berman Loan Advisers CLO 38 Ltd. 144A 5.08% (Term SOFR USD 3 Month+1.40%), 10/20/36 (a)	26,700		26,716,046
Neuberger Berman Loan Advisers CLO 42 Ltd. 144A 5.08% (Term SOFR USD 3 Month+1.40%), 07/16/36 (a)	22,500		22,514,107
Neuberger Berman Loan Advisers CLO 54 Ltd. 144A
	Par (000’s	)	Value
9.87% (Term SOFR USD 3 Month+6.25%), 04/23/38 (a)	$1,000		$1,004,252
Ocean Trails CLO XI 144A 5.23% (Term SOFR USD 3 Month+1.55%), 07/20/34 (a)	9,800		9,805,508
Ocean Trails CLO XV Ltd. 144A 4.93% (Term SOFR USD 3 Month+1.26%), 01/15/39 (a)	35,000		35,020,124
OCP CLO 2019-17 Ltd. 144A 5.08% (Term SOFR USD 3 Month+1.40%), 07/20/37 (a)	5,950		5,955,896
Octagon 54 Ltd. 144A 5.05% (Term SOFR USD 3 Month+1.38%), 07/15/34 (a)	5,900		5,903,446
Octagon 64 Ltd. 144A 5.37% (Term SOFR USD 3 Month+1.70%), 07/21/37 (a)	25,000		25,019,424
Octagon 66 Ltd. 144A 5.55% (Term SOFR USD 3 Month+1.90%), 02/16/37 (a)	3,600		3,608,114
Octagon 71 Ltd. 144A 8.97% (Term SOFR USD 3 Month+5.30%), 04/18/37 (a)	1,250		1,265,933
OZLM XIV Ltd. 144A 5.51% (Term SOFR USD 3 Month+1.84%), 01/15/38 (a)	16,400		16,458,515
Palmer Square CLO 2023-2 Ltd. 144A 5.88% (Term SOFR USD 3 Month+2.20%), 07/20/38 (a)	2,000		2,010,554
Park Blue CLO 2024-V Ltd. 144A 5.15% (Term SOFR USD 3 Month+1.48%), 07/25/37 (a)	5,100		5,106,013
Polus US CLO II Ltd. 144A 8.43% (Term SOFR USD 3 Month+4.75%), 07/20/38 (a)	2,000		1,995,120
Polus US CLO III Ltd. 144A 5.70% (Term SOFR USD 3 Month+2.05%), 01/20/39 (a)	3,000		3,008,796
RAD CLO 23 Ltd. 144A 4.89% (Term SOFR USD 3 Month+1.25%), 07/20/41 (a)	12,500		12,506,188
Regatta VI Funding Ltd. 144A

See Notes to Financial Statements

13

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
4.97% (Term SOFR USD 3 Month+1.25%), 10/20/38 (a)	$36,400		$36,439,784
Regatta XII Funding Ltd. 144A 4.77% (Term SOFR USD 3 Month+1.10%), 10/15/37 (a)	600		600,151
Regatta XVI Funding Ltd. 144A 5.05% (Term SOFR USD 3 Month+1.38%), 04/15/39 (a)	3,000		2,987,850
Rockford Tower CLO 2019-2 Ltd. 144A 5.64% (Term SOFR USD 3 Month+2.00%), 08/20/32 (a)	3,000		3,002,448
Rockford Tower CLO 2020-1 Ltd. 144A 5.58% (Term SOFR USD 3 Month+1.90%), 01/20/36 (a)	8,650		8,656,721
Rockford Tower CLO 2021-2 Ltd. 144A
5.86% (Term SOFR USD 3 Month+1.70%), 07/20/34 (a)	12,500		12,516,238
6.11% (Term SOFR USD 3 Month+1.95%), 07/20/34 (a)	8,500		8,510,523
Rockford Tower CLO 2021-3 Ltd. 144A 5.32% (Term SOFR USD 3 Month+1.65%), 01/15/38 (a)	13,500		13,516,254
Rockford Tower CLO 2022-1 Ltd. 144A 5.97% (Term SOFR USD 3 Month+1.70%), 07/20/35 (a)	10,500		10,513,955
Rockford Tower CLO 2022-3 Ltd. 144A 5.12% (Term SOFR USD 3 Month+1.44%), 07/20/37 (a)	12,000		12,008,928
Rockford Tower CLO 2024-1 Ltd. 144A 5.72% (Term SOFR USD 3 Month+1.95%), 07/20/39 (a)	2,500		2,501,875
RR 27 Ltd. 144A 7.42% (Term SOFR USD 3 Month+3.75%), 10/15/40 (a)	1,500		1,479,158
Sagard-Halseypoint CLO 10 Ltd. 144A 5.43% (Term SOFR USD 3 Month+1.75%), 10/20/38 (a)	22,000		22,129,667
	Par (000’s	)	Value
5.73% (Term SOFR USD 3 Month+2.05%), 10/20/38 (a)	$13,000		$13,054,184
Sagard-Halseypoint CLO 8 Ltd. 144A 5.05% (Term SOFR USD 3 Month+1.39%), 01/30/38 (a)	14,500		14,527,550
Sculptor CLO XXIX Ltd. 144A
5.03% (Term SOFR USD 3 Month+1.37%), 07/22/38 (a)	6,200		6,212,549
6.24% (Term SOFR USD 3 Month+1.75%), 07/22/38 (a)	20,000		20,106,300
Sculptor CLO XXVI Ltd. 144A 5.53% (Term SOFR USD 3 Month+1.85%), 01/20/38 (a)	1,725		1,730,780
Sculptor CLO XXVIII Ltd. 144A 5.63% (Term SOFR USD 3 Month+1.95%), 01/20/35 (a)	9,000		9,008,928
Sculptor CLO XXX Ltd. 144A 5.73% (Term SOFR USD 3 Month+2.05%), 07/20/38 (a)	2,000		2,007,028
Signal Peak CLO 10 Ltd. 144A 5.12% (Term SOFR USD 3 Month+1.45%), 01/24/38 (a)	1,500		1,499,048
Signal Peak CLO 3 Ltd. 144A 4.96% (Term SOFR USD 3 Month+1.30%), 04/23/39 (a)	10,000		10,021,910
Signal Peak CLO 4 Ltd. 144A
5.46% (Term SOFR USD 3 Month+1.65%), 10/26/34 (a)	37,000		37,073,999
6.16% (Term SOFR USD 3 Month+2.00%), 10/26/34 (a)	13,850		13,872,354
7.13% (Term SOFR USD 3 Month+3.46%), 10/26/34 (a)	7,400		7,180,279
Signal Peak CLO 5 Ltd. 144A
4.86% (Term SOFR USD 3 Month+1.23%), 04/25/37 (a)	5,000		5,005,610
5.58% (Term SOFR USD 3 Month+1.95%), 04/25/37 (a)	3,000		3,008,871
Signal Peak CLO 9 Ltd. 144A 5.03% (Term SOFR USD 3 Month+1.36%), 01/21/38 (a)	5,275		5,293,041
Silver Point CLO 9 Ltd. 144A 5.47% (Term SOFR USD 3 Month+1.80%), 03/31/38 (a)	5,000		5,014,430
Silver Rock CLO II Ltd. 144A

See Notes to Financial Statements

14

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
5.28% (Term SOFR USD 3 Month+1.60%), 01/20/35 (a)	$21,000		$21,013,083
5.78% (Term SOFR USD 3 Month+2.10%), 01/20/35 (a)	2,000		2,001,856
Silver Rock CLO V Ltd. 144A 5.74% (Term SOFR USD 3 Month+2.10%), 01/20/39 (a)	4,000		4,012,460
Sona US CLO 2 Ltd. 144A
5.02% (Term SOFR USD 3 Month+1.25%), 07/22/39 (a)	6,000		6,002,934
5.22% (Term SOFR USD 3 Month+1.45%), 07/22/39 (a)	3,000		3,001,467
Sound Point CLO 2025R-1 Ltd. 144A 5.29% (Term SOFR USD 3 Month+1.65%), 02/20/38 (a)	10,200		10,212,791
Sound Point CLO XXIII Ltd. 144A 5.10% (Term SOFR USD 3 Month+1.43%), 07/15/34 (a)	1,000		1,000,702
Sound Point CLO XXIX Ltd. 144A 5.27% (Term SOFR USD 3 Month+1.60%), 04/25/34 (a)	2,900		2,902,375
Sound Point CLO XXVI Ltd. 144A
5.11% (Term SOFR USD 3 Month+1.43%), 07/20/34 (a)	1,100		1,101,197
5.59% (Term SOFR USD 3 Month+1.91%), 07/20/34 (a)	10,510		10,524,315
Sound Point CLO XXXI Ltd. 144A 7.18% (Term SOFR USD 3 Month+3.51%), 10/25/34 (a)	2,250		2,148,638
Sycamore Tree CLO 2021-1 Ltd. 144A 5.07% (Term SOFR USD 3 Month+1.39%), 01/20/38 (a)	11,000		11,014,949
Sycamore Tree CLO 2023-3 Ltd. 144A
4.89% (Term SOFR USD 3 Month+1.26%), 04/20/37 (a)	3,000		3,002,886
5.13% (Term SOFR USD 3 Month+1.50%), 04/20/37 (a)	1,750		1,749,024
Symphony CLO 42 Ltd. 144A
	Par (000’s	)	Value
4.87% (Term SOFR USD 3 Month+1.24%), 04/17/37 (a)	$10,600		$10,648,654
TCW CLO 2019-1 AMR Ltd. 144A
4.95% (Term SOFR USD 3 Month+1.30%), 08/16/34 (a)	2,300		2,303,372
5.60% (Term SOFR USD 3 Month+1.95%), 08/16/34 (a)	9,150		9,177,843
7.58% (Term SOFR USD 3 Month+3.93%), 08/16/34 (a)	3,200		3,099,344
TCW CLO 2020-1 Ltd. 144A 5.68% (Term SOFR USD 3 Month+2.00%), 04/20/34 (a)	4,200		4,206,098
TCW CLO 2023-1 Ltd. 144A 5.42% (Term SOFR USD 3 Month+1.75%), 03/31/38 (a)	2,000		2,007,606
THL Credit Wind River 2017- 3 CLO Ltd. 144A 5.87% (Term SOFR USD 3 Month+2.20%), 04/15/35 (a)	2,000		2,003,348
Trinitas CLO XIV Ltd. 144A 5.77% (Term SOFR USD 3 Month+2.10%), 01/25/34 (a)	11,500		11,508,855
Trinitas CLO XIX Ltd. 144A
4.79% (Term SOFR USD 3 Month+1.11%), 10/20/33 (a)	20,213		20,208,005
6.63% (Term SOFR USD 3 Month+2.95%), 10/20/33 (a)	7,000		6,968,633
Trinitas CLO XVII Ltd. 144A 7.41% (Term SOFR USD 3 Month+3.25%), 10/20/34 (a)	3,250		3,208,660
Trinitas CLO XVIII Ltd. 144A 5.43% (Term SOFR USD 3 Month+1.75%), 01/20/35 (a)	12,775		12,787,238
Trinitas CLO XX Ltd. 144A 5.18% (Term SOFR USD 3 Month+1.50%), 07/20/35 (a)	17,000		16,994,305
Wellfleet CLO 2021-2 Ltd. 144A
5.42% (Term SOFR USD 3 Month+1.75%), 07/15/34 (a)	7,750		7,759,362
7.42% (Term SOFR USD 3 Month+3.75%), 07/15/34 (a)	5,500		5,357,429
Whitebox CLO III Ltd. 144A

See Notes to Financial Statements

15

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
5.57% (Term SOFR USD 3 Month+1.90%), 10/15/35 (a)	$2,100		$2,102,627
Whitebox CLO IV Ltd. 144A
5.01% (Term SOFR USD 3 Month+1.25%), 07/20/39 (a)	12,200		12,206,039
7.76% (Term SOFR USD 3 Month+4.00%), 07/20/39 (a)	1,500		1,501,500
Wind River 2021-2 CLO Ltd. 144A
5.61% (Term SOFR USD 3 Month+1.60%), 07/20/34 (a)	6,000		6,003,738
6.01% (Term SOFR USD 3 Month+2.00%), 07/20/34 (a)	1,755		1,756,632
Wind River 2023-1 CLO Ltd. 144A 5.72% (Term SOFR USD 3 Month+2.05%), 07/25/38 (a)	1,000		1,003,080
	Par (000’s	)	Value
Wind River 2024-1 CLO Ltd. 144A 4.98% (Term SOFR USD 3 Month+1.33%), 04/20/37 (a)	$10,000		$10,018,860
WISE CLO 2023-1 Ltd. 144A 5.85% (Term SOFR USD 3 Month+1.70%), 10/20/38 (a)	2,250		2,258,861

Total Collateralized Loan Obligations (Cost: $1,420,348,225)			1,420,763,120

SHORT-TERM INVESTMENT: 7.9%
United States Treasury Obligations: 7.9% (Cost: $112,793,737)
United States Treasury Bill (y) 3.67%, 07/28/26	113,100		112,793,888
Total Investments: 106.9% (Cost: $1,533,141,962)			1,533,557,008
Liabilities in excess of other assets: (6.9)%			(98,913,781)
NET ASSETS: 100.0%			$1,434,643,227

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of June 30, 2026
(y)	The rate shown is the calculated yield to maturity.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,420,763,120, or 99.0% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Collateralized Loan Obligations	$—	$1,420,763,120	$—	$1,420,763,120
United States Treasury Obligations	—	112,793,888	—	112,793,888
Total Investments	$—	$1,533,557,008	$—	$1,533,557,008

See Notes to Financial Statements

16

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 97.6%
Argentina: 2.5%
Arcor SAIC 144A 7.60%, 07/31/33	USD	50		$52,125
Banco Macro SA 144A 8.00%, 06/23/29	USD	50		51,600
Pampa Energia SA 144A 7.88%, 12/16/34	USD	75		77,663
Pan American Energy LLC 144A
7.75%, 01/15/37	USD	25		25,844
8.50%, 04/30/32	USD	25		26,830
Pluspetrol SA 144A 8.50%, 05/30/32	USD	100		103,950
Tecpetrol SA 144A
7.62%, 11/03/30	USD	75		77,177
7.62%, 01/22/33	USD	25		25,773
Telecom Argentina SA 144A
9.25%, 05/28/33	USD	50		53,412
9.50%, 07/18/31	USD	75		81,630
Transportadora de Gas del Sur SA 144A 8.50%, 07/24/31	USD	25		26,601
Vista Energy Argentina SAU 144A
7.62%, 12/10/35	USD	25		25,909
8.50%, 06/10/33	USD	75		80,059
YPF Energia Electrica SA 144A 7.88%, 10/16/32	USD	25		25,785
YPF SA 144A
6.95%, 07/21/27	USD	25		25,236
7.00%, 09/30/33 (s)	USD	75		76,563
7.00%, 12/15/47	USD	25		23,446
8.25%, 01/17/34	USD	50		52,377
8.50%, 06/27/29	USD	75		78,634
8.75%, 09/11/31	USD	81		86,241
9.00%, 06/30/29 (s)	USD	21		22,292
				1,099,147
Australia: 0.9%
Fortescue Treasury Pty Ltd. 144A
4.38%, 04/01/31	USD	50		47,617
4.50%, 09/15/27	USD	25		24,826
6.12%, 04/15/32	USD	50		51,438
Karoon USA Finance, Inc. 144A 10.50%, 05/14/29	USD	25		25,767
Mineral Resources Ltd. 144A
7.00%, 04/01/31	USD	100		103,583
8.50%, 05/01/30	USD	100		103,318
9.25%, 10/01/28	USD	17		17,559
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.00%, 01/27/30	USD	30		28,664
				402,772
Austria: 0.3%
ams-OSRAM AG Reg S
		Par (000’s	)	Value
Austria (continued)
10.50%, 03/30/29	EUR	71		$86,255
LD Celulose International GmbH 144A 7.95%, 01/26/32	USD	50		52,341
				138,596
Bahrain: 0.4%
Bapco Energies BSCC 144A 7.50%, 10/25/27	USD	100		100,601
Bapco Energies Sukuk Ltd. 144A 5.25%, 04/08/29	USD	100		96,848
				197,449
Belgium: 0.3%
Azelis Finance NV Reg S 4.75%, 09/25/29	EUR	100		116,653

Bermuda: 0.1%
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	50		49,280

Brazil: 3.9%
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	USD	50		49,028
Axia Energia SA 144A 4.62%, 02/04/30	USD	50		48,175
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	USD	50		46,531
Banco Bradesco SA 144A 6.50%, 01/22/30	USD	150		154,508
Banco BTG Pactual SA 144A 5.50%, 01/27/31	USD	50		49,410
Banco do Brasil SA 144A 6.00%, 03/18/31	USD	100		101,474
Banco Votorantim SA 144A 5.88%, 04/08/28	USD	50		50,585
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28	USD	50		30,925
4.50%, 01/31/30	USD	50		28,783
5.88%, 01/31/50	USD	50		21,517
7.25%, 02/13/33	USD	50		29,687
BRF SA 144A 4.88%, 01/24/30	USD	50		47,677
Caixa Economica Federal 144A 5.62%, 05/13/30	USD	100		100,508
CSN Inova Ventures 144A 6.75%, 01/28/28	USD	50		41,580
Itau Unibanco Holding SA 144A 6.00%, 02/27/30	USD	50		51,319
Klabin Austria GmbH 144A
3.20%, 01/12/31	USD	100		90,356
5.75%, 04/03/29	USD	50		50,792
MARB BondCo PLC 144A 3.95%, 01/29/31	USD	50		43,878

See Notes to Financial Statements

17

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Brazil (continued)
MV24 Capital BV 144A 6.75%, 06/01/34	USD	17		$16,733
NBM US Holdings, Inc. 144A 6.62%, 08/06/29	USD	100		99,957
Petrobras Global Finance BV
5.60%, 01/03/31	USD	25		25,216
6.75%, 01/27/41	USD	50		49,989
6.85%, 06/05/15	USD	75		70,502
6.88%, 01/20/40	USD	50		51,384
6.90%, 03/19/49	USD	25		24,643
7.25%, 03/17/44	USD	25		25,890
Rede D’or Finance Sarl 144A 4.50%, 01/22/30	USD	50		47,493
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	USD	50		49,166
Samarco Mineracao SA 144A 9.50%, 06/30/31	USD	201		201,984
				1,699,690
Bulgaria: 0.3%
Bulgarian Energy Holding EAD Reg S 2.45%, 07/22/28	EUR	100		111,004

Burkina Faso: 0.1%
IAMGOLD Corp. 144A 5.75%, 10/15/28	USD	25		24,938

Canada: 7.9%
1011778 BC ULC / New Red Finance, Inc. 144A
3.50%, 02/15/29	USD	25		24,039
3.88%, 01/15/28	USD	75		73,629
4.00%, 10/15/30	USD	100		94,462
5.62%, 09/15/29	USD	100		100,647
6.12%, 06/15/29	USD	50		50,776
Air Canada 144A 4.62%, 08/15/29	CAD	100		71,339
Algonquin Power & Utilities Corp. 5.25% (Generic Canadian 5 Year+3.72%), 01/18/82 (a)	CAD	25		17,673
AltaGas Ltd.
5.25% (Generic Canadian 5 Year+3.81%), 01/11/82 (a)	CAD	15		10,675
7.35% (Generic Canadian 5 Year+4.54%), 08/17/82 (a)	CAD	25		18,276
8.90% (Generic Canadian 5 Year+5.09%), 11/10/83 (a)	CAD	25		19,349
AltaGas Ltd. 144A 7.20% (US Treasury Yield Curve Rate T 5 Year+3.57%), 10/15/54 (a)	USD	25		26,220
ATS Automation Tooling Systems, Inc. 144A
		Par (000’s	)	Value
Canada (continued)
4.12%, 12/15/28	USD	75		$73,191
ATS Corp. 6.50%, 08/21/32	CAD	25		18,186
Bell Telephone Co. of Canada or Bell Canada
5.62% (Generic Canadian 5 Year+2.95%), 03/27/55 (a)	CAD	75		53,463
5.88% (Generic Canadian 5 Year+2.44%), 05/12/56 (a)	CAD	50		35,239
6.88% (US Treasury Yield Curve Rate T 5 Year+2.39%), 09/15/55 (a)	USD	100		102,271
Bombardier, Inc. 144A
6.75%, 06/15/33	USD	50		51,819
7.00%, 06/01/32	USD	25		25,929
7.25%, 07/01/31	USD	50		52,379
7.45%, 05/01/34	USD	50		55,403
Brookfield Property Finance ULC 7.12%, 02/13/28	CAD	25		18,269
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A
5.00%, 06/15/29	USD	25		23,826
6.25%, 09/15/27	USD	50		50,063
Capital Power Corp. 8.12% (Generic Canadian 5 Year+4.44%), 06/05/54 (a)	CAD	25		20,222
Capstone Copper Corp. 144A 6.75%, 03/31/33	USD	50		50,711
Cascades, Inc. / Cascades USA Inc. 144A
5.38%, 01/15/28	USD	25		25,024
6.75%, 07/15/30	USD	25		25,541
Champion Iron Canada, Inc. 144A 7.88%, 07/15/32	USD	25		25,908
Cineplex, Inc. 144A 7.62%, 03/31/29	CAD	25		18,319
Corus Entertainment, Inc.Reg S 5.00%, 05/11/28	CAD	25		5,419
Doman Building Materials Group Ltd. 7.50%, 09/17/29	CAD	25		18,245
Dye & Durham Ltd. 144A 8.62%, 04/15/29	USD	15		10,526
Eldorado Gold Corp. 144A 6.25%, 09/01/29	USD	25		24,966
Empire Communities Corp. 144A 9.75%, 05/01/29	USD	25		25,876
First Quantum Minerals Ltd. 144A

See Notes to Financial Statements

18

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Canada (continued)
6.38%, 02/15/36	USD	50		$49,107
7.25%, 02/15/34	USD	100		102,593
8.00%, 03/01/33	USD	50		52,338
8.62%, 06/01/31	USD	50		52,120
Garda World Security Corp. 144A
6.00%, 06/01/29	USD	50		49,294
8.38%, 11/15/32	USD	75		76,802
GFL Environmental, Inc. 144A
4.00%, 08/01/28	USD	100		97,715
4.38%, 08/15/29	USD	25		24,321
4.75%, 06/15/29	USD	25		24,621
6.75%, 01/15/31	USD	100		103,003
goeasy Ltd. 144A
6.88%, 05/15/30	USD	25		22,271
7.38%, 10/01/30	USD	75		67,610
7.62%, 07/01/29	USD	15		14,180
9.25%, 12/01/28	USD	15		14,739
Great Canadian Gaming Corp. / Raptor LLC 144A 8.75%, 11/15/29	USD	25		25,032
Inter Pipeline Ltd. 6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79 (a)	CAD	25		18,595
International Petroleum Corp. Reg S 7.50%, 10/10/30	USD	25		25,366
Ivanhoe Mines Ltd. 144A 7.88%, 01/23/30	USD	100		101,234
Jones Deslauriers Insurance Management, Inc. 144A
7.25%, 10/01/33	CAD	25		17,423
8.50%, 03/15/30	USD	25		25,517
Keyera Corp. 6.00% (Generic Canadian 5 Year+2.80%), 10/15/55 (a)	CAD	25		17,986
Mattamy Group Corp. 144A 4.62%, 03/01/30	USD	50		48,026
Mercer International, Inc. 5.12%, 02/01/29 †	USD	50		27,050
Methanex Corp. 5.25%, 12/15/29	USD	100		99,458
North American Construction Group Ltd. 144A 7.75%, 05/01/30	CAD	25		18,164
Northriver Midstream Finance LP 144A 6.75%, 07/15/32	USD	25		25,332
NOVA Chemicals Corp. 144A
4.25%, 05/15/29	USD	50		48,656
9.00%, 02/15/30	USD	25		26,202
Open Text Corp. 144A 3.88%, 12/01/29	USD	75		69,017
Pembina Pipeline Corp.
		Par (000’s	)	Value
Canada (continued)
4.80% (Generic Canadian 5 Year+4.17%), 01/25/81 (a)	CAD	25		$17,617
Precision Drilling Corp. 144A 6.88%, 01/15/29	USD	25		25,146
Rogers Communications, Inc.
5.62% (Generic Canadian 5 Year+2.85%), 04/15/55 (a)	CAD	50		35,552
6.25% (Generic Canadian 5 Year+2.99%), 07/31/56 (a)	CAD	50		36,421
7.00% (US Treasury Yield Curve Rate T 5 Year+2.65%), 04/15/55 (a)	USD	50		51,188
7.12% (US Treasury Yield Curve Rate T 5 Year+2.62%), 04/15/55 (a)	USD	75		77,090
Saturn Oil & Gas, Inc. 144A 9.62%, 06/15/29	USD	22		22,951
Secure Waste Infrastructure Corp. 144A 5.75%, 11/20/32	CAD	25		18,260
Sleep Country Canada, Inc. 6.62%, 11/28/32	CAD	25		18,021
South Bow Canadian Infrastructure Holdings Ltd.
7.50% (US Treasury Yield Curve Rate T 5 Year+3.67%), 03/01/55 (a)	USD	25		26,730
7.62% (US Treasury Yield Curve Rate T 5 Year+3.95%), 03/01/55 (a)	USD	50		52,393
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	25		24,254
Superior Plus LP 144A 4.25%, 05/18/28	CAD	25		17,522
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	25		25,046
TELUS Corp.
6.25% (Generic Canadian 5 Year+3.48%), 07/21/55 (a)	CAD	75		54,941
6.62% (US Treasury Yield Curve Rate T 5 Year+2.77%), 10/15/55 (a)	USD	100		101,454
6.75% (Generic Canadian 5 Year+3.61%), 07/21/55 (a)	CAD	40		30,431
7.00% (US Treasury Yield Curve Rate T 5 Year+2.71%), 10/15/55 (a)	USD	50		51,832

See Notes to Financial Statements

19

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Canada (continued)
TransAlta Corp. 6.90%, 11/15/30 (s)	CAD	25		$19,074
TransAlta Corp. 144A 5.62%, 03/24/32	CAD	25		18,216
TransAlta Corp. Reg S 5.62%, 03/24/32	CAD	25		18,150
Trekor Metals Ltd. 144A 8.25%, 05/01/30	USD	25		26,122
Vermilion Energy, Inc. 144A 7.25%, 02/15/33	USD	25		24,591
				3,454,654
Chile: 0.2%
Latam Airlines Group SA 144A 7.88%, 04/15/30	USD	100		104,175

China: 1.4%
CFAMC III Co. Ltd. Reg S 4.25%, 11/07/27	USD	200		198,702
Melco Resorts Finance Ltd. 144A
5.38%, 12/04/29	USD	100		97,485
5.62%, 07/17/27	USD	50		49,932
5.75%, 07/21/28	USD	50		49,734
MGM China Holdings Ltd. 144A 6.25%, 05/15/33	USD	100		97,782
Studio City Finance Ltd. 144A 5.00%, 01/15/29	USD	100		95,869
				589,504
Colombia: 2.3%
Ecopetrol SA
4.62%, 11/02/31	USD	25		22,951
5.88%, 05/28/45	USD	100		82,674
6.88%, 04/29/30	USD	100		101,887
7.38%, 09/18/43	USD	100		98,829
7.75%, 02/01/32	USD	75		78,580
8.38%, 01/19/36	USD	100		108,376
8.62%, 01/19/29	USD	50		53,075
8.88%, 01/13/33	USD	75		82,183
Empresas Publicas de Medellin ESP 144A 4.25%, 07/18/29	USD	75		70,826
Grupo Aval Ltd. 144A 4.38%, 02/04/30	USD	50		47,495
Grupo Nutresa SA 144A
8.00%, 05/12/30	USD	50		53,035
9.00%, 05/12/35	USD	150		166,987
Termocandelaria Power SA 144A 7.75%, 09/17/31	USD	50		51,310
				1,018,208
Costa Rica: 0.1%
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	50		50,058

Czech Republic: 0.3%
Energo - Pro as Reg S
		Par (000’s	)	Value
Czech Republic (continued)
8.00%, 05/27/30	EUR	100		$120,818

Denmark: 0.6%
Genmab Finance LLC 144A 6.25%, 12/15/32	USD	150		152,950
Orsted AS Reg S 1.75% (EUR Swap Annual 5 Year+1.95%), 12/09/19 (a)	EUR	100		111,337
				264,287
Dominican Republic: 0.1%
Aeropuertos Dominicanos Siglo XXI SA 144A 7.00%, 06/30/34	USD	25		25,987

Finland: 0.3%
Stora Enso Oyj Reg S 5.62% (EUR Swap Annual 5 Year+2.84%), 03/17/29 (o)(a)	EUR	100		116,687

France: 11.5%
Accor SA Reg S 7.25% (EUR Swap Annual 5 Year+4.11%), 01/11/29 (o)(a)	EUR	100		123,247
Air France-KLM Reg S 8.50%, 05/31/28	EUR	100		123,757
Altice France SA 144A 6.50%, 04/15/32	USD	76		73,725
Altice France SA Reg S
4.75%, 10/15/30	EUR	99		110,412
5.62%, 07/15/32	EUR	99		111,720
7.25%, 11/01/29	EUR	124		142,802
Atos Group Reg S 9.36%, 12/18/29 (s)	EUR	75		98,526
Banijay Entertainment SAS 144A 8.12%, 05/01/29	USD	50		51,288
Cerba Healthcare SACA Reg S 3.50%, 05/31/28	EUR	100		82,810
CMA CGM SA Reg S 5.50%, 07/15/29	EUR	100		117,879
Constellium SE 144A 3.75%, 04/15/29	USD	100		96,228
Electricite de France SA 144A 9.12% (US Treasury Yield Curve Rate T 5 Year+5.41%), 03/15/33 (o)(a)	USD	50		58,077
Electricite de France SA Reg S
4.38% (EUR Swap Annual 5 Year+2.07%), 01/06/31 (o)(a)	EUR	100		113,794
5.88% (ICE Swap Rate GBP SONIA 15 Year+3.32%), 01/22/29 (o)(a)	GBP	200		265,720

See Notes to Financial Statements

20

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
France (continued)
7.38% (UK Govt Bonds 5 Year Note Generic Bid Yield+3.77%), 06/17/35 (o)(a)	GBP	100	$139,454
Emeria SASU Reg S 7.75%, 03/31/28	EUR	100	97,208
Eramet SA Reg S 6.50%, 11/30/29	EUR	100	113,232
Eurofins Scientific SE Reg S 6.75% (Euribor 3 Month ACT/360+4.24%), 04/24/28 (o)(a)	EUR	100	119,970
Eutelsat Communications SACA Reg S 5.75%, 03/15/31	EUR	100	117,220
Fnac Darty SA Reg S 6.00%, 04/01/29	EUR	100	118,137
Forvia SE Reg S
5.50%, 06/15/31	EUR	100	117,362
5.62%, 06/15/30	EUR	100	118,129
Holding d’Infrastructures des Metiers de l’Environnement SAS Reg S 0.62%, 09/16/28	EUR	100	109,307
Iliad Holding SAS 144A 8.50%, 04/15/31	USD	100	106,002
Iliad Holding SAS Reg S 5.38%, 04/15/30	EUR	100	117,483
iliad SA Reg S 5.62%, 02/15/30	EUR	100	121,244
Loxam SAS Reg S 6.38%, 05/31/29	EUR	90	106,108
New Immo Holding SA Reg S
5.88%, 04/17/28	EUR	100	117,080
6.00%, 03/22/29	EUR	100	117,740
Nexans SA Reg S 4.12%, 05/29/29	EUR	100	116,474
Opal Bidco SAS Reg S 5.50%, 03/31/32	EUR	100	118,272
Paprec Holding SA Reg S 3.50%, 07/01/28	EUR	100	114,366
RCI Banque SA Reg S 5.50% (EUR Swap Annual 5 Year+2.75%), 10/09/34 (a)	EUR	100	118,664
Renault SA Reg S 2.50%, 04/01/28	EUR	100	112,908
Rexel SA Reg S 2.12%, 06/15/28	EUR	100	112,175
Seche Environnement SACA Reg S 4.50%, 03/25/30	EUR	100	115,618
Tereos Finance Groupe I SA Reg S 7.25%, 04/15/28	EUR	100	116,019
Unibail-Rodamco-Westfield SE Reg S
		Par (000’s	)	Value
France (continued)
4.88% (EUR Swap Annual 5 Year+2.50%), 07/04/30 (o)(a)	EUR	100		$115,912
Valeo SE Reg S
1.00%, 08/03/28	EUR	100		108,638
4.50%, 04/11/30	EUR	100		116,035
Veolia Environnement SA Reg S
2.50% (EUR Swap Annual 5 Year+2.84%), 01/20/29 (o)(a)	EUR	100		110,623
4.37% (EUR Swap Annual 5 Year+2.05%), 05/20/30 (o)(a)	EUR	100		115,623
Verallia SA Reg S 3.88%, 11/04/32	EUR	100		110,874
Worldline SA Reg S 5.25%, 11/27/29	EUR	100		103,649
				5,011,511
Georgia: 0.1%
Georgian Railway JSC 144A 4.00%, 06/17/28	USD	25		24,003

Germany: 4.5%
alstria Sarl Reg S 5.50%, 03/20/31	EUR	100		114,526
Bayer AG Reg S
3.12% (EUR Swap Annual 5 Year+3.11%), 11/12/79 (a)	EUR	100		113,414
7.00% (EUR Swap Annual 5 Year+3.90%), 09/25/83 (a)	EUR	100		126,513
Cerdia Finanz GmbH 144A 9.38%, 10/03/31	USD	100		89,833
Cheplapharm Arzneimittel GmbH Reg S 7.12%, 06/15/31	EUR	100		117,386
Dresdner Funding Trust I 144A 8.15%, 06/30/31	USD	25		26,869
Fressnapf Holding SE Reg S 5.25%, 10/31/31	EUR	100		116,777
Gruenenthal GmbH Reg S 4.12%, 05/15/28	EUR	100		114,880
IHO Verwaltungs GmbH 144A 7.75%, 11/15/30	USD	100		103,582
IHO Verwaltungs GmbH Reg S 6.75%, 11/15/29	EUR	100		119,798
LANXESS AG Reg S 1.75%, 03/22/28	EUR	100		111,069
Nidda Healthcare Holding GmbH Reg S 5.62%, 02/21/30	EUR	100		116,116
Schaeffler AG Reg S
3.38%, 10/12/28	EUR	100		113,902
4.50%, 03/28/30	EUR	100		116,149

See Notes to Financial Statements

21

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Germany (continued)
Techem Verwaltungsgesellschaft 675 mbH Reg S 5.38%, 07/15/29	EUR	100		$117,508
WEPA Hygieneprodukte GmbH Reg S 4.50%, 11/30/32	EUR	100		112,057
ZF Europe Finance BV Reg S 3.00%, 10/23/29	EUR	100		109,435
ZF North America Capital, Inc. 144A 7.50%, 03/24/31	USD	100		100,744
				1,940,558
Greece: 1.1%
Eurobank SA Reg S 4.25% (EUR Swap Annual 5 Year+2.00%), 04/30/35 (a)	EUR	100		114,840
Metlen Energy & Metals SA Reg S 4.00%, 10/17/29	EUR	100		110,604
Piraeus Bank SA Reg S 5.38% (EUR Swap Annual 5 Year+3.15%), 09/18/35 (a)	EUR	100		119,557
Public Power Corp. SA Reg S 4.62%, 10/31/31	EUR	100		116,396
				461,397
Guatemala: 0.5%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	USD	100		98,353
Energuate Trust 2 0 144A 6.35%, 09/15/35	USD	100		99,644
				197,997
Hungary: 0.3%
MBH Bank Nyrt Reg S 5.25% (Euribor 3 Month ACT/360+3.00%), 01/29/30 (a)	EUR	100		115,687

India: 0.7%
Continuum Green Energy India Pvt / Co.-Issuers 144A 7.50%, 06/26/33	USD	93		95,263
Delhi International Airport Ltd. 144A 6.45%, 06/04/29	USD	100		102,356
Muthoot Finance Ltd. 144A 6.38%, 04/23/29	USD	100		100,211
				297,830
Indonesia: 0.1%
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *∞	USD	150		1,313
Indika Energy Tbk PT 144A
		Par (000’s	)	Value
Indonesia (continued)
8.75%, 05/07/29	USD	25		$25,286
				26,599
Ireland: 0.5%
ASG Finance DAC 144A 9.75%, 05/15/29	USD	100		83,243
eircom Finance DAC Reg S 5.00%, 04/30/31	EUR	100		115,938
				199,181
Israel: 0.6%
Energean Israel Finance Ltd. 144A Reg S 8.50%, 09/30/33	USD	50		52,777
Leviathan Bond Ltd. 144A Reg S
6.50%, 06/30/27	USD	25		25,107
6.75%, 06/30/30	USD	40		41,157
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	USD	25		26,385
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	USD	100		77,245
6.75%, 03/01/28	USD	50		51,194
				273,865
Italy: 4.5%
A2A SpA Reg S 5.00% (EUR Swap Annual 5 Year+2.26%), 06/11/29 (o)(a)	EUR	100		117,380
Almaviva-The Italian Innovation Co. SpA Reg S 5.00%, 10/30/30	EUR	100		111,745
Banca IFIS SpA Reg S 5.50%, 02/27/29	EUR	100		116,333
Infrastrutture Wireless Italiane SpA Reg S
3.62%, 10/13/32	EUR	100		109,794
3.75%, 04/01/30	EUR	100		113,226
Lottomatica Group Spa Reg S 5.38%, 06/01/30	EUR	100		117,607
Mediobanca Banca di Credito Finanziario SpA Reg S 3.88% (Euribor 3 Month ACT/360+1.30%), 07/04/30 (a)	EUR	200		231,685
Mundys SpA Reg S 1.88%, 02/12/28	EUR	200		224,085
Poste Italiane SpA Reg S 2.62% (EUR Swap Annual 5 Year+2.68%), 03/24/29 (o)(a)	EUR	100		110,248
Prysmian SpA Reg S 5.25% (EUR Swap Annual 5 Year+3.01%), 05/21/30 (o)(a)	EUR	100		118,676
TeamSystem SpA Reg S 5.00%, 07/01/31	EUR	100		110,410

See Notes to Financial Statements

22

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Italy (continued)
Telecom Italia Capital SA
6.38%, 11/15/33	USD	25		$26,174
7.72%, 06/04/38	USD	200		229,844
Telecom Italia SpA Reg S 1.62%, 01/18/29	EUR	100		109,742
Webuild SpA Reg S 7.00%, 09/27/28	EUR	100		121,188
				1,968,137
Jamaica: 0.2%
Digicel Group Holdings Ltd. 144A 0.00%, 12/31/30 ^∞	USD	31		0
Digicel International Finance Ltd. / Difl US LLC 144A 8.62%, 08/01/32	USD	100		103,040
				103,040
Japan: 3.4%
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27	USD	150		147,653
4.81%, 09/17/30	USD	75		69,887
7.50%, 07/17/30	USD	50		51,576
8.12%, 07/17/35	USD	75		79,460
Nissan Motor Co. Ltd. Reg S 3.20%, 09/17/28	EUR	100		113,106
Rakuten Group, Inc. 144A
6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 04/22/31 (o)(a)	USD	25		23,677
8.12% (US Treasury Yield Curve Rate T 5 Year+4.25%), 12/15/29 (o)(a)	USD	50		51,341
9.75%, 04/15/29	USD	100		108,747
SoftBank Group Corp. Reg S
3.38%, 07/06/29	EUR	100		109,867
4.00%, 09/19/29	EUR	100		112,202
5.00%, 04/15/28	EUR	100		115,916
5.12%, 09/19/27	USD	200		198,977
5.38%, 01/08/29	EUR	100		116,306
6.88% (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year+4.85%), 07/19/27 (o)(a)	USD	200		199,865
				1,498,580
Luxembourg: 7.8%
Adecoagro SA 144A 7.50%, 07/29/32	USD	30		28,457
Aegea Finance Sarl 144A 9.00%, 01/20/31	USD	50		48,125
Aegis Lux 1a Sarl Reg S 5.62%, 10/29/31	EUR	100		116,335
Albion Financing 1 Sarl / Aggreko Holdings, Inc. 144A 7.00%, 05/21/30	USD	100		103,611
Altice Financing SA 144A 5.00%, 01/15/28 †	USD	150		105,888
		Par (000’s	)	Value
Luxembourg (continued)
5.75%, 08/15/29	USD	50		$35,008
Ardagh Group SA 144A 9.50%, 12/01/30	USD	50		53,483
Aroundtown Finance Sarl 7.88% (US Treasury Yield Curve Rate T 5 Year+3.16%), 08/07/29 (o)(a)	USD	150		151,385
Cidron Aida Finco Sarl Reg S 7.00%, 10/27/31	EUR	100		110,891
Connect Finco SARL / Connect US Finco LLC 144A 9.00%, 09/15/29	USD	75		79,012
Consolidated Energy Finance SA 144A 12.00%, 02/15/31	USD	50		51,804
CPI Property Group SA Reg S
1.50%, 01/27/31	EUR	100		94,417
1.75%, 01/14/30	EUR	100		100,322
4.00%, 01/22/28 (s)	GBP	100		129,230
CSN Resources SA 144A 4.62%, 06/10/31	USD	50		30,895
Energean Israel Finance Ltd. 144A Reg S
5.38%, 03/30/28 †	USD	25		24,747
5.88%, 03/30/31	USD	35		33,616
Essendi SA Reg S 6.38%, 10/15/29	EUR	100		118,921
Froneri Lux FinCo Sarl 144A 6.00%, 08/01/32	USD	100		98,129
FS Luxembourg Sarl 144A 8.62%, 06/25/33	USD	100		95,788
Grand City Properties Finance Sarl Reg S 4.75% (EUR Swap Annual 5 Year+2.72%), 03/09/31 (o)(a)	EUR	100		110,768
ION Platform Finance US, Inc. 144A 7.88%, 09/30/32	USD	100		72,580
LHMC Finco 2 Sarl Reg S 8.62%, 05/15/30	EUR	105		123,603
Luna 1.5 Sarl Reg S 10.50%, 07/01/32	EUR	100		121,886
Maxam Prill Sarl 144A 7.75%, 07/15/30	USD	100		103,090
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	USD	44		41,232
MHP Lux SA 144A 10.50%, 07/28/29	USD	50		52,140
Minerva Luxembourg SA 144A 4.38%, 03/18/31	USD	75		65,988
NJJ Continental SA Reg S 4.50%, 01/30/30	EUR	100		116,402
Nova Securitisation Sarl 144A

See Notes to Financial Statements

23

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Luxembourg (continued)
5.75%, 02/03/31	USD	100		$96,513
PRIO Luxembourg Holding Sarl 144A 6.75%, 10/15/30	USD	50		49,062
Puma International Financing SA 144A 7.75%, 04/25/29	USD	25		25,682
Rede D’or Finance Sarl 144A 6.45%, 09/09/35 †	USD	100		97,170
Rossini Sarl Reg S 6.75%, 12/31/29	EUR	100		118,644
Saavi Energia Sarl 144A 8.88%, 02/10/35	USD	25		27,381
SES SA Reg S
4.88%, 06/24/33	EUR	100		114,762
5.50% (EUR Swap Annual 5 Year+3.23%), 09/12/54 (a)	EUR	100		114,442
Stena International SA 144A 7.25%, 01/15/31	USD	100		102,329
Telenet Finance Luxembourg Notes Sarl Reg S 3.50%, 03/01/28	EUR	100		114,040
Vivion Investments Sarl Reg S 6.50%, 02/28/29	EUR	101		116,526
				3,394,304
Malta: 0.1%
VistaJet Malta Finance PLC / Vista Management Holding, Inc. 144A 6.38%, 02/01/30 †	USD	50		47,626

Mauritius: 0.2%
Greenko Power II Ltd. 144A 4.30%, 12/13/28	USD	72		68,678

Mexico: 4.4%
Alpek SAB de CV 144A 3.25%, 02/25/31	USD	125		109,456
Cemex SAB de CV 144A 7.20% (US Treasury Yield Curve Rate T 5 Year+3.52%), 06/10/30 (o)(a)	USD	50		52,083
COX Asset Mexico SA de CV 144A 7.12%, 01/08/32	USD	100		101,559
Grupo Aeromexico SAB de CV 144A 8.62%, 11/15/31	USD	50		51,375
Grupo Televisa SAB 6.12%, 01/31/46	USD	150		116,292
Nemak SAB de CV 144A 3.62%, 06/28/31 †	USD	50		43,309
Orbia Advance Corp. SAB de CV 144A
5.88%, 09/17/44	USD	100		79,252
6.80%, 05/13/30	USD	50		49,810
Petroleos Mexicanos
		Par (000’s	)	Value
Mexico (continued)
5.35%, 02/12/28	USD	30		$30,051
5.95%, 01/28/31	USD	150		148,350
6.35%, 02/12/48	USD	50		41,248
6.38%, 01/23/45	USD	50		42,658
6.50%, 01/23/29	USD	25		25,519
6.50%, 06/02/41	USD	50		44,935
6.62%, 06/15/35	USD	50		48,579
6.70%, 02/16/32	USD	150		151,421
6.75%, 09/21/47	USD	150		128,510
6.84%, 01/23/30	USD	50		51,384
6.95%, 01/28/60	USD	150		126,275
7.69%, 01/23/50	USD	275		256,679
8.75%, 06/02/29	USD	50		53,496
10.00%, 02/07/33	USD	50		58,896
Petroleos Mexicanos Reg S 4.75%, 02/26/29	EUR	100		116,124
				1,927,261
Morocco: 0.2%
OCP SA 144A 6.74% (US Treasury Yield Curve Rate T 5 Year+2.75%), 04/22/31 (o)(a)	USD	100		99,434

Netherlands: 8.5%
Abertis Infraestructuras Finance BV Reg S 4.87% (EUR Swap Annual 5 Year+2.62%), 11/28/29 (o)(a)	EUR	100		116,591
Boels Topholding BV Reg S 5.75%, 05/15/30	EUR	100		117,710
Braskem Netherlands Finance BV 144A 8.50%, 01/12/31	USD	125		78,361
Citycon Treasury BV Reg S 5.38%, 07/08/31	EUR	100		110,217
Dufry One BV Reg S 3.38%, 04/15/28	EUR	100		114,313
Flora Food Management BV Reg S 6.88%, 07/02/29	EUR	100		111,844
Koninklijke KPN NV Reg S 6.00% (EUR Swap Annual 5 Year+3.77%), 09/21/27 (o)(a)	EUR	100		117,836
Odido Holding BV Reg S 3.75%, 01/15/29	EUR	100		114,624
Petrobras Global Finance BV
5.12%, 09/10/30	USD	75		73,779
5.50%, 06/10/51	USD	25		20,448
6.00%, 01/13/35	USD	50		50,321
6.25%, 01/10/36 †	USD	75		74,790
6.50%, 07/03/33	USD	50		51,166
Q-Park Holding I BV Reg S 5.12%, 02/15/30	EUR	100		117,044
Saipem Finance International BV Reg S 4.88%, 05/30/30	EUR	100		119,510

See Notes to Financial Statements

24

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Netherlands (continued)
Stellantis NV Reg S 6.25% (EUR Swap Annual 5 Year+3.77%), 03/16/31 (o)(a)	EUR	200		$224,378
Sunrise FinCo I BV 144A 4.88%, 07/15/31	USD	100		94,618
Sunrise FinCo I BV Reg S 4.62%, 05/15/32	EUR	100		114,660
Telefonica Europe BV Reg S
2.38% (EUR Swap Annual 8 Year+2.62%), 02/12/29 (o)(a)	EUR	100		109,711
5.75% (EUR Swap Annual 8 Year+3.12%), 01/15/32 (o)(a)	EUR	100		121,162
6.13% (EUR Swap Annual 7 Year+3.35%), 12/31/99 (o)(a)	EUR	100		121,788
6.75% (EUR Swap Annual 8 Year +3.62%), 06/07/31 (o)(a)	EUR	100		125,880
TenneT Holding BV Reg S 4.88% (EUR Swap Annual 5 Year+2.21%), 12/21/31 (o)(a)	EUR	100		117,451
Teva Pharmaceutical Finance Netherlands II BV
4.12%, 06/01/31	EUR	100		115,239
4.38%, 05/09/30	EUR	100		116,592
Teva Pharmaceutical Finance Netherlands III BV
5.12%, 05/09/29 †	USD	50		50,010
6.00%, 12/01/32	USD	25		25,955
Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/30	USD	25		25,629
Trivium Packaging Finance BV Reg S 6.62%, 07/15/30	EUR	100		120,030
United Group BV Reg S 6.50%, 10/31/31	EUR	100		118,209
VZ Vendor Financing II BV Reg S 2.88%, 01/15/29	EUR	200		221,136
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 07/20/28 (o)(a)	EUR	100		111,263
Yinson Bergenia Production BV 144A 8.50%, 01/31/45	USD	99		105,478
Yinson Boronia Production BV 144A 8.95%, 07/31/42	USD	49		53,458
ZF Europe Finance BV Reg S 4.75%, 01/31/29	EUR	100		114,988
Ziggo Bond Co. BV Reg S
		Par (000’s	)	Value
Netherlands (continued)
3.38%, 02/28/30	EUR	100		$102,511
				3,698,700
Norway: 0.3%
Var Energi ASA Reg S 7.86% (EUR Swap Annual 5 Year+4.76%), 11/15/83 (a)	EUR	100		123,794

Oman: 0.5%
Mazoon Assets Co. SAOC 144A 5.25%, 10/09/31	USD	50		50,298
Oryx Funding Ltd. 144A 5.80%, 02/03/31	USD	50		51,350
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28	USD	100		102,705
				204,353
Panama: 0.5%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	USD	69		65,778
Banistmo SA 144A 4.25%, 07/31/27	USD	50		49,147
C&W Senior Finance Ltd. 144A 9.00%, 01/15/33	USD	50		50,560
Sable International Finance Ltd. 144A 7.12%, 10/15/32	USD	75		74,528
				240,013
Peru: 0.7%
Banco Internacional del Peru SAA Interbank 144A 6.40% (US Treasury Yield Curve Rate T 5 Year+2.07%), 04/30/35 (a)	USD	50		51,518
Cia de Minas Buenaventura SAA 144A 6.80%, 02/04/32	USD	25		25,812
Hudbay Minerals, Inc. 144A 6.12%, 04/01/29	USD	25		25,149
Minsur SA 144A 4.50%, 10/28/31	USD	50		47,963
Peru LNG Srl 144A 5.38%, 03/22/30	USD	17		16,224
Petroleos del Peru SA 144A 4.75%, 06/19/32	USD	75		63,864
San Miguel Industrias PET SA 144A 3.75%, 08/02/28	USD	100		96,615
				327,145
Poland: 0.5%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	USD	100		94,951
InPost SA Reg S 4.00%, 04/01/31	EUR	100		113,391
				208,342

See Notes to Financial Statements

25

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Portugal: 0.5%
EDP SA Reg S
4.38% (EUR Swap Annual 5 Year+1.92%), 12/02/55 (a)	EUR	100		$113,236
4.62% (EUR Swap Annual 5 Year+2.40%), 09/16/54 (a)	EUR	100		116,566
				229,802

Serbia: 0.4%
Telecommunications co Telekom Srbija AD Belgrade 144A 7.25%, 05/18/31	USD	175		174,686

Singapore: 0.3%
Medco Maple Tree Pte Ltd. 144A 8.96%, 04/27/29	USD	50		51,601
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	USD	60		60,973
				112,574
South Africa: 0.2%
Transnet 144A 8.25%, 02/06/28	USD	100		103,887

Spain: 0.5%
Abengoa Abenewco 2 SA Reg S
1.50%, 10/26/24 (d) *∞	USD	63		104
1.50%, 10/26/24 (d) *∞	USD	63		632
Abengoa SA 0.00%, 03/31/27 (s) ^∞	EUR	100		573
AI Candelaria Spain SA 144A 5.75%, 06/15/33	USD	50		46,335
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	USD	50		47,644
Grifols SA Reg S 3.88%, 10/15/28	EUR	100		113,681
				208,969
Sweden: 1.2%
Intrum Investments And Financing AB 144A Reg S 8.50%, 09/11/30	EUR	200		217,766
Samhallsbyggnadsbolaget I Norden Holding AB Reg S 1.12%, 09/26/29	EUR	100		95,726
Verisure Midholding AB Reg S 5.25%, 02/15/29	EUR	85		97,591
Volvo Car AB Reg S 4.25%, 05/31/28	EUR	100		115,394
				526,477
Thailand: 0.6%
Bangkok Bank PCL 144A
		Par (000’s	)	Value
Thailand (continued)
3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34 (a)	USD	50		$47,566
GC Treasury Center Co. Ltd. 144A 6.50% (US Treasury Yield Curve Rate T 5 Year+2.81%), 09/10/30 (o)(a)	USD	100		98,959
Muangthai Capital PCL 144A 7.55%, 07/21/30	USD	100		102,053
				248,578
Trinidad and Tobago: 0.1%
Heritage Petroleum Co. Ltd. 144A 9.00%, 08/12/29	USD	25		25,590

Turkiye: 3.2%
Akbank TAS 144A 7.50%, 01/20/30	USD	100		102,993
Eregli Demir ve Celik Fabrikalari TAS 144A 8.38%, 07/23/29	USD	50		51,953
Mersin Uluslararasi Liman Isletmeciligi AS 144A 8.25%, 11/15/28	USD	50		51,371
TC Ziraat Bankasi AS 144A 7.25%, 02/04/30	USD	100		101,278
Turk Telekomunikasyon AS 144A 7.38%, 05/20/29	USD	100		102,134
Turkcell Iletisim Hizmetleri AS 144A 7.45%, 01/24/30	USD	100		102,705
Turkiye Garanti Bankasi AS 144A 8.12% (US Treasury Yield Curve Rate T 5 Year+3.84%), 01/03/35 (a)	USD	100		101,568
Turkiye Ihracat Kredi Bankasi AS 144A 6.38%, 10/03/30	USD	100		98,161
Turkiye Is Bankasi AS 144A 7.75%, 06/12/29	USD	100		104,083
Turkiye Sinai Kalkinma Bankasi AS 144A 7.12%, 10/17/29	USD	100		101,156
Turkiye Vakiflar Bankasi TAO 144A 7.25%, 07/31/30	USD	100		100,639
8.99% (US Treasury Yield Curve Rate T 5 Year+4.67%), 10/05/34 (a)	USD	100		103,369
Yapi ve Kredi Bankasi AS 144A 9.25%, 10/16/28	USD	200		213,468

See Notes to Financial Statements

26

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Turkiye (continued)
Zorlu Enerji Elektrik Uretim AS 144A 11.00%, 04/23/30	USD	50		$38,006
				1,372,884
United Arab Emirates: 0.9%
Binghatti Sukuk 2 Spv Ltd. Reg S 7.75%, 07/02/29	USD	200		187,722
Omniyat Sukuk 1 Ltd. Reg S 7.25%, 03/04/31	USD	200		187,145
				374,867
United Kingdom: 11.3%
Allwyn Entertainment Financing UK PLC Reg S 7.25%, 04/30/30	EUR	90		107,030
Ardonagh Finco Ltd. 144A 7.75%, 02/15/31	USD	100		101,196
Ardonagh Finco Ltd. Reg S 6.88%, 02/15/31	EUR	100		115,505
Aston Martin Capital Holdings Ltd. 144A 10.00%, 03/31/29	USD	50		38,946
Atlantica Sustainable Infrastructure Ltd. 144A 4.12%, 06/15/28	USD	100		98,505
Avianca Midco 2 PLC 144A
9.00%, 12/01/28	USD	37		37,684
9.62%, 02/14/30	USD	100		99,184
Azule Energy Finance PLC 144A
8.12%, 01/23/30	USD	100		100,621
8.25%, 01/22/31	USD	100		100,139
BCP V Modular Services Finance II PLC Reg S 4.75%, 11/30/28	EUR	100		108,538
Bellis Acquisition Co. PLC Reg S 8.12%, 05/14/30	GBP	100		124,847
Belron UK Finance PLC 144A 5.75%, 10/15/29	USD	150		150,791
Biffa Group Holdings Ltd. Reg S 5.25%, 06/15/31	EUR	100		114,968
Biocon Biologics Global PLC 144A 6.67%, 10/09/29	USD	100		100,531
Brightstar Lottery PLC Reg S 2.38%, 04/15/28	EUR	100		112,939
British Telecommunications Ltd. Reg S 5.12% (EUR Swap Annual 5 Year+2.54%), 10/03/54 (a)	EUR	100		117,912
EG Global Finance PLC 144A 12.00%, 11/30/28	USD	100		106,255
Global Auto Holdings Ltd./ AAG FH UK Ltd. 144A 8.75%, 01/15/32	USD	50		47,450
Heathrow Finance PLC Reg S
		Par (000’s	)	Value
United Kingdom (continued)
4.12%, 09/01/29 (s)	GBP	100		$124,975
Howden UK Refinance PLC Howden UK Refinance 2 PLC / Howden US Refinance LLC 144A 7.25%, 02/15/31	USD	50		48,471
HTA Group Ltd. 144A 7.50%, 06/04/29	USD	100		102,435
IHS Holding Ltd. 144A 8.25%, 11/29/31 †	USD	50		52,311
INEOS Finance PLC Reg S
6.38%, 04/15/29	EUR	100		112,819
6.62%, 05/15/28	EUR	100		115,594
INEOS Quattro Finance 2 PLC 144A 9.62%, 03/15/29	USD	100		93,993
Ithaca Energy North Sea PLC 144A 8.12%, 10/15/29	USD	100		103,725
Jaguar Land Rover Automotive PLC Reg S 4.50%, 07/15/28	EUR	100		114,548
Jerrold Finco PLC Reg S 7.88%, 04/15/30	GBP	100		135,262
Market Bidco Finco PLC Reg S 6.75%, 01/31/31	EUR	100		113,343
Mobico Group PLC Reg S 4.88%, 09/26/31	EUR	100		91,606
Motion Bondco DAC 144A 6.62%, 11/15/27 †	USD	100		96,820
Panama Infrastructure Receivable Purchaser PLC 144A 0.00%, 04/05/32 ^	USD	100		81,456
Paysafe Finance PLC / Paysafe Holdings US Corp. 144A 4.00%, 06/15/29 †	USD	100		86,714
Pinnacle Bidco PLC Reg S 8.25%, 10/11/28	EUR	100		118,479
Sisecam UK PLC 144A
8.25%, 05/02/29	USD	50		51,149
8.62%, 05/02/32	USD	50		50,859
Vedanta Resources Finance II PLC 144A 9.47%, 07/24/30	USD	100		101,394
10.88%, 09/17/29	USD	50		53,165
Virgin Media Secured Finance PLC 144A 5.50%, 05/15/29	USD	50		47,495
Virgin Media Secured Finance PLC Reg S 4.25%, 01/15/30	GBP	100		117,174
Vmed O2 UK Financing I PLC 144A
4.75%, 07/15/31	USD	100		82,259
7.75%, 04/15/32	USD	75		67,829

See Notes to Financial Statements

27

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
United Kingdom (continued)
Vmed O2 UK Financing I PLC Reg S
3.25%, 01/31/31	EUR	100		$101,074
4.50%, 07/15/31	GBP	200		219,074
5.62%, 04/15/32	EUR	100		100,771
Vodafone Group PLC
4.12% (US Treasury Yield Curve Rate T 5 Year+2.77%), 06/04/81 (a)	USD	100		93,090
5.12% (US Treasury Yield Curve Rate T 5 Year+3.07%), 06/04/81 (a)	USD	100		78,218
7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79 (a)	USD	75		77,811
Vodafone Group PLC Reg S 8.00% (UK Govt Bonds 5 Year Note Generic Bid Yield+3.84%), 08/30/86 (a)	GBP	100		143,775
WE Soda Investments Holding PLC 144A 9.50%, 10/06/28	USD	50		50,234
Zegona Finance PLC Reg S 6.75%, 07/15/29	EUR	90		106,703
				4,917,666
United States: 4.3%
Ardagh Packaging Finance PLC Escrow Shares 0.00%, 0 ^∞	USD	30		7,353
Boots Group Finco LP Reg S 7.38%, 08/31/32	GBP	100		137,408
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC 144A 6.38%, 02/15/32	USD	50		50,150
Enerflex, Inc. 144A 6.88%, 01/15/31	USD	25		25,601
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	USD	98		92,540
EUSHI Finance, Inc. 7.62% (US Treasury Yield Curve Rate T 5 Year+3.14%), 12/15/54 (a)	USD	50		51,961
Fibercop SpA 144A
6.38%, 11/15/33	USD	50		50,154
7.20%, 07/18/36	USD	50		51,397
7.72%, 06/04/38	USD	200		209,568
Fibercop SpA Reg S 7.88%, 07/31/28	EUR	100		123,300
Garrett Motion Holdings, Inc. / Garrett LX I Sarl 144A 7.75%, 05/31/32	USD	50		52,533
		Par (000’s	)	Value
United States (continued)
ION Platform Finance US, Inc. / ION Platform Finance Sarl 144A
8.75%, 05/01/29	USD	100		$89,326
9.50%, 05/30/29	USD	100		91,348
Kosmos Energy Ltd. 144A 8.75%, 10/01/31	USD	50		40,926
Kronos Acquisition Holdings, Inc. 144A 8.25%, 06/30/31 †	USD	25		17,367
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	75		43,491
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	48		47,043
New Flyer Holdings, Inc. 144A 9.25%, 07/01/30	USD	25		26,895
Open Text Holdings, Inc. 144A
4.12%, 02/15/30	USD	50		45,840
4.12%, 12/01/31	USD	25		21,964
Playtika Holding Corp. 144A 4.25%, 03/15/29	USD	25		22,397
RB Global Holdings, Inc. 144A 7.75%, 03/15/31	USD	40		41,521
Sasol Financing USA LLC 5.50%, 03/18/31	USD	50		46,600
Sasol Financing USA LLC 144A 8.75%, 05/03/29	USD	100		104,784
Wynn Macau Ltd. 144A
5.12%, 12/15/29	USD	75		73,462
5.62%, 08/26/28	USD	100		99,381
ZF North America Capital, Inc. 144A
6.75%, 04/23/30	USD	50		49,623
6.88%, 04/14/28	USD	50		51,174
6.88%, 04/23/32	USD	125		123,054
				1,888,161
Uzbekistan: 0.4%
Navoi Mining & Metallurgical Co. 144A
6.70%, 10/17/28	USD	100		102,608
6.95%, 10/17/31	USD	25		26,359
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	USD	50		48,392
				177,359
Total Corporate Bonds (Cost: $42,733,166)				42,403,442

See Notes to Financial Statements

28

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5%
Money Market Fund: 1.5% (Cost: $649,930)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(b)	649,930	$649,930
Total Investments: 99.1% (Cost: $43,383,096)		43,053,372
Other assets less liabilities: 0.9%		384,022
NET ASSETS: 100.0%		$43,437,394

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of June 30, 2026
(b)	The rate shown is the 7-day yield as of June 30, 2026.
(d)	Security in default
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
(s)	Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at June 30, 2026.
*	Non-income producing
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $624,933.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $18,441,908, or 42.5% of net assets.

See Notes to Financial Statements

29

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$1,099,147	$—	$1,099,147
Australia	—	402,772	—	402,772
Austria	—	138,596	—	138,596
Bahrain	—	197,449	—	197,449
Belgium	—	116,653	—	116,653
Bermuda	—	49,280	—	49,280
Brazil	—	1,699,690	—	1,699,690
Bulgaria	—	111,004	—	111,004
Burkina Faso	—	24,938	—	24,938
Canada	—	3,454,654	—	3,454,654
Chile	—	104,175	—	104,175
China	—	589,504	—	589,504
Colombia	—	1,018,208	—	1,018,208
Costa Rica	—	50,058	—	50,058
Czech Republic	—	120,818	—	120,818
Denmark	—	264,287	—	264,287
Dominican Republic	—	25,987	—	25,987
Finland	—	116,687	—	116,687
France	—	5,011,511	—	5,011,511
Georgia	—	24,003	—	24,003
Germany	—	1,940,558	—	1,940,558
Greece	—	461,397	—	461,397
Guatemala	—	197,997	—	197,997
Hungary	—	115,687	—	115,687
India	—	297,830	—	297,830
Indonesia	—	25,286	1,313	26,599
Ireland	—	199,181	—	199,181
Israel	—	273,865	—	273,865
Italy	—	1,968,137	—	1,968,137
Jamaica	—	103,040	0	103,040
Japan	—	1,498,580	—	1,498,580
Luxembourg	—	3,394,304	—	3,394,304
Malta	—	47,626	—	47,626
Mauritius	—	68,678	—	68,678
Mexico	—	1,927,261	—	1,927,261
Morocco	—	99,434	—	99,434
Netherlands	—	3,698,700	—	3,698,700
Norway	—	123,794	—	123,794
Oman	—	204,353	—	204,353
Panama	—	240,013	—	240,013
Peru	—	327,145	—	327,145
Poland	—	208,342	—	208,342
Portugal	—	229,802	—	229,802
Serbia	—	174,686	—	174,686
Singapore	—	112,574	—	112,574
South Africa	—	103,887	—	103,887
Spain	—	207,660	1,309	208,969
Sweden	—	526,477	—	526,477
Thailand	—	248,578	—	248,578
Trinidad and Tobago	—	25,590	—	25,590
Turkiye	—	1,372,884	—	1,372,884
United Arab Emirates	—	374,867	—	374,867
United Kingdom	—	4,917,666	—	4,917,666
United States	—	1,880,808	7,353	1,888,161
Uzbekistan	—	177,359	—	177,359

See Notes to Financial Statements

30

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Money Market Fund	649,930	—	—	649,930
Total Investments	$649,930	$42,393,467	$9,975	$43,053,372

See Notes to Financial Statements

31

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 0.0%
South Africa: 0.0%
Eskom Holdings 7.50%, 09/15/33	ZAR	11,000		$631,480
Transnet Reg S 13.50%, 04/18/28	ZAR	500		33,135

Total Corporate Bonds (Cost: $749,037)				664,615

GOVERNMENT OBLIGATIONS: 97.2%
Brazil: 5.2%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/27 ^	BRL	149,100		25,348,997
0.00%, 01/01/28 ^	BRL	81,585		12,960,863
0.00%, 07/01/28 ^	BRL	31,970		4,757,939
0.00%, 01/01/29 ^	BRL	213,910		29,776,179
0.00%, 07/01/29 ^	BRL	215,030		27,998,533
0.00%, 01/01/30 ^	BRL	142,980		17,416,187
0.00%, 01/01/32 ^	BRL	126,500		11,775,328
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/29	BRL	195,570		34,860,147
10.00%, 01/01/31	BRL	262,050		44,047,616
10.00%, 01/01/33	BRL	100,940		16,203,101
10.00%, 01/01/35	BRL	147,070		22,835,595
10.00%, 01/01/37	BRL	37,540		5,669,738
				253,650,223
Chile: 3.1%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27 ^	CLP	18,795,000		19,687,813
0.00%, 04/01/29 ^	CLP	14,775,000		14,253,522
5.00%, 03/01/35	CLP	16,765,000		17,737,141
5.30%, 07/15/32	CLP	1,975,000		2,187,225
6.00%, 01/01/43	CLP	11,045,000		12,569,506
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
4.70%, 09/01/30	CLP	15,490,000		16,580,999
5.00%, 10/01/28	CLP	6,700,000		7,325,530
5.30%, 11/01/37	CLP	6,530,000		6,970,400
5.80%, 10/01/29	CLP	10,545,000		11,782,306
5.80%, 10/01/34	CLP	5,905,000		6,588,262
6.00%, 04/01/33	CLP	22,545,000		25,363,546
6.20%, 10/01/40	CLP	6,885,000		7,971,385
7.00%, 05/01/34	CLP	3,365,000		4,022,444
				153,040,079
China: 8.8%
China Government Bond
1.32%, 02/25/29	CNY	6,810		1,005,860
1.40%, 11/25/28	CNY	14,450		2,136,601
1.42%, 11/15/27	CNY	22,610		3,344,239
1.42%, 08/15/28	CNY	57,780		8,545,818
1.43%, 01/25/30	CNY	53,000		7,837,219
1.45%, 02/25/28	CNY	20,310		3,006,386
1.45%, 04/25/30	CNY	34,160		5,050,571
1.46%, 05/25/28	CNY	74,720		11,063,466
		Par (000’s	)	Value
China (continued)
1.49%, 12/25/31	CNY	21,690		$3,200,415
1.54%, 01/25/31	CNY	14,940		2,214,099
1.55%, 07/25/30	CNY	50,680		7,531,315
1.57%, 05/15/32	CNY	30,440		4,502,367
1.61%, 02/15/35	CNY	55,640		8,172,297
1.62%, 08/15/27	CNY	53,050		7,860,971
1.63%, 10/25/30	CNY	53,800		8,010,595
1.65%, 05/15/35	CNY	24,590		3,618,758
1.66%, 12/25/32	CNY	40,660		6,040,161
1.67%, 05/25/35	CNY	60,760		8,962,318
1.72%, 05/15/36	CNY	27,120		3,998,922
1.74%, 10/15/29	CNY	28,610		4,272,842
1.75%, 02/25/36	CNY	29,530		4,365,572
1.78%, 09/15/32	CNY	53,240		7,974,592
1.78%, 11/15/35	CNY	64,230		9,517,339
1.79%, 03/25/32	CNY	58,820		8,816,542
1.83%, 08/25/35	CNY	59,230		8,816,981
1.85%, 05/15/27	CNY	41,700		6,186,127
1.87%, 09/15/31	CNY	32,470		4,887,981
1.88%, 04/25/55	CNY	67,650		9,306,874
1.90%, 07/15/55	CNY	34,650		4,734,168
1.91%, 07/15/29	CNY	49,850		7,483,305
1.92%, 07/15/45	CNY	17,960		2,553,267
1.92%, 01/15/55	CNY	19,610		2,691,488
1.98%, 04/25/45	CNY	17,010		2,440,925
2.04%, 02/25/27	CNY	5,630		835,095
2.04%, 11/25/34	CNY	30,600		4,655,462
2.05%, 04/15/29	CNY	58,550		8,816,534
2.11%, 08/25/34	CNY	29,600		4,532,788
2.12%, 06/25/31	CNY	45,620		6,946,349
2.15%, 08/25/55	CNY	22,280		3,220,230
2.17%, 08/29/34	CNY	35,920		5,495,271
2.19%, 09/25/54	CNY	34,270		4,987,462
2.20%, 04/25/56	CNY	6,110		897,718
2.25%, 08/29/39	CNY	10,740		1,649,416
2.27%, 05/25/34	CNY	33,680		5,215,095
2.28%, 03/25/31	CNY	40,330		6,179,909
2.33%, 08/15/44	CNY	19,200		2,916,834
2.35%, 02/25/34	CNY	39,930		6,216,494
2.37%, 01/20/27	CNY	930		138,125
2.37%, 01/15/29	CNY	9,880		1,497,500
2.40%, 07/15/28	CNY	33,710		5,089,509
2.44%, 10/15/27	CNY	18,200		2,724,384
2.47%, 07/25/54	CNY	25,010		3,851,747
2.48%, 04/15/27	CNY	8,550		1,274,656
2.48%, 09/25/28	CNY	20,280		3,074,625
2.49%, 05/25/44	CNY	20,940		3,256,849
2.50%, 07/25/27	CNY	29,960		4,474,969
2.52%, 08/25/33	CNY	11,360		1,785,690
2.54%, 12/25/30	CNY	34,720		5,372,542
2.55%, 10/15/28	CNY	39,030		5,926,958
2.57%, 05/20/54	CNY	24,130		3,798,652
2.60%, 09/15/30	CNY	40,990		6,344,521
2.60%, 09/01/32	CNY	23,120		3,629,022
2.62%, 04/15/28	CNY	6,780		1,025,819
2.62%, 09/25/29	CNY	15,270		2,346,106
2.62%, 06/25/30	CNY	37,700		5,828,565

See Notes to Financial Statements

32

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
China (continued)
2.64%, 01/15/28	CNY	7,570		$1,141,872
2.67%, 05/25/33	CNY	27,490		4,356,050
2.67%, 11/25/33	CNY	34,840		5,536,757
2.68%, 05/21/30	CNY	38,400		5,940,475
2.69%, 08/15/32	CNY	25,560		4,022,331
2.75%, 06/15/29	CNY	22,990		3,537,601
2.75%, 02/17/32	CNY	26,010		4,100,351
2.76%, 05/15/32	CNY	15,150		2,394,069
2.79%, 12/15/29	CNY	28,190		4,366,991
2.80%, 03/24/29	CNY	19,990		3,073,727
2.80%, 03/25/30	CNY	33,250		5,170,543
2.80%, 11/15/32	CNY	23,750		3,780,106
2.85%, 06/04/27	CNY	26,390		3,956,657
2.88%, 02/25/33	CNY	25,600		4,106,712
2.89%, 11/18/31	CNY	21,300		3,378,711
2.91%, 10/14/28	CNY	24,820		3,807,043
3.00%, 10/15/53	CNY	25,630		4,384,956
3.01%, 05/13/28	CNY	17,100		2,613,237
3.02%, 05/27/31	CNY	30,990		4,931,674
3.12%, 10/25/52	CNY	13,920		2,406,437
3.13%, 11/21/29	CNY	30,300		4,754,694
3.19%, 04/15/53	CNY	18,430		3,230,633
3.25%, 11/22/28	CNY	2,020		313,474
3.27%, 11/19/30	CNY	32,170		5,153,106
3.28%, 12/03/27	CNY	17,240		2,627,110
3.29%, 05/23/29	CNY	36,430		5,714,124
3.32%, 04/15/52	CNY	15,640		2,790,784
3.53%, 10/18/51	CNY	18,230		3,354,437
3.72%, 04/12/51	CNY	17,810		3,357,906
3.81%, 09/14/50	CNY	34,710		6,585,598
				429,043,443
Colombia: 4.5%
Colombian TES
5.75%, 11/03/27	COP	31,203,500		8,328,251
6.00%, 04/28/28	COP	68,206,500		17,774,654
6.25%, 07/09/36	COP	27,546,000		5,471,891
7.00%, 03/26/31	COP	54,944,500		13,115,864
7.00%, 06/30/32	COP	44,666,400		10,269,838
7.25%, 10/18/34	COP	27,971,700		6,164,457
7.25%, 10/26/50	COP	35,576,900		6,612,208
7.75%, 09/18/30	COP	47,252,000		11,782,089
9.25%, 05/28/42	COP	83,464,700		19,746,490
11.00%, 08/22/29	COP	86,461,700		24,278,909
11.50%, 07/25/46	COP	69,027,900		19,414,441
11.75%, 01/24/35	COP	77,173,000		22,095,161
12.50%, 02/27/30	COP	39,753,000		11,601,713
12.75%, 11/28/40	COP	42,881,200		13,133,851
13.25%, 02/09/33	COP	88,794,500		27,172,800
				216,962,617
Czech Republic: 4.6%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	156,610		6,468,174
0.25%, 02/10/27	CZK	280,590		12,963,166
1.20%, 03/13/31	CZK	259,930		10,787,918
1.50%, 04/24/40	CZK	165,310		5,219,498
1.75%, 06/23/32	CZK	267,960		11,039,889
1.95%, 07/30/37	CZK	171,990		6,236,126
		Par (000’s	)	Value
Czech Republic (continued)
2.00%, 10/13/33	CZK	259,050		$10,412,234
2.75%, 07/23/29	CZK	274,450		12,486,338
3.00%, 03/03/33	CZK	200,580		8,749,756
3.50%, 05/30/35	CZK	311,410		13,623,000
3.60%, 06/03/36	CZK	206,800		9,015,534
4.00%, 04/04/44	CZK	46,810		1,941,197
4.25%, 10/24/34	CZK	185,960		8,640,896
4.50%, 11/11/32	CZK	299,550		14,295,831
4.90%, 04/14/34	CZK	288,400		14,038,032
4.95%, 02/27/37	CZK	85,250		4,122,398
5.00%, 09/30/30	CZK	297,190		14,532,034
5.30%, 09/19/35	CZK	128,940		6,421,656
5.50%, 12/12/28	CZK	231,510		11,315,803
5.75%, 03/29/29	CZK	146,580		7,220,240
6.20%, 06/16/31	CZK	126,550		6,519,821
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	260,390		10,955,401
2.50%, 08/25/28	CZK	259,150		11,879,213
4.20%, 12/04/36	CZK	148,460		6,771,538
				225,655,693
Dominican Republic: 1.2%
Dominican Republic International Bond 144A
10.50%, 03/15/37	DOP	917,600		16,393,961
10.75%, 06/01/36	DOP	661,550		11,791,038
11.25%, 09/15/35	DOP	172,150		3,204,167
13.62%, 02/03/33	DOP	377,150		7,617,531
Dominican Republic International Bond Reg S
10.50%, 03/15/37	DOP	146,150		2,624,259
10.75%, 06/01/36	DOP	306,000		5,453,946
11.25%, 09/15/35	DOP	454,900		8,466,894
13.62%, 02/03/33	DOP	187,480		3,786,649
				59,338,445
Germany: 0.1%
Kreditanstalt fuer Wiederaufbau 3.50%, 02/17/28	PLN	27,000		7,095,056

Hungary: 3.8%
Hungary Government Bond
2.00%, 05/23/29	HUF	5,637,840		16,686,488
2.25%, 04/20/33	HUF	4,079,770		11,063,970
2.25%, 06/22/34	HUF	2,604,390		6,854,024
3.00%, 10/27/27	HUF	4,038,890		12,650,130
3.00%, 08/21/30	HUF	5,622,280		16,742,024
3.00%, 10/27/38	HUF	2,010,100		5,243,679
3.00%, 04/25/41	HUF	2,231,550		5,607,474
3.25%, 10/22/31	HUF	5,358,940		15,835,803
4.50%, 03/23/28	HUF	3,672,730		11,703,729
4.50%, 05/27/32	HUF	1,429,810		4,471,548
4.75%, 11/24/32	HUF	4,236,990		13,408,481
6.00%, 11/28/29	HUF	1,427,000		4,720,177
6.25%, 09/23/37	HUF	2,316,300		8,177,372

See Notes to Financial Statements

33

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Hungary (continued)
6.75%, 10/22/28	HUF	5,457,650		$18,185,461
6.75%, 07/23/31	HUF	2,930,290		10,114,400
7.00%, 10/24/35	HUF	6,401,730		23,448,668
				184,913,428
India: 8.1%
India Government Bond
5.77%, 08/03/30	INR	1,306,220		13,493,519
5.79%, 05/11/30	INR	1,122,720		11,630,172
5.85%, 12/01/30	INR	1,009,560		10,449,896
6.01%, 07/21/30	INR	579,840		6,067,977
6.10%, 07/12/31	INR	894,870		9,122,644
6.28%, 07/14/32	INR	57,770		602,399
6.33%, 05/05/35	INR	1,669,400		17,030,170
6.36%, 02/16/31	INR	258,200		2,715,468
6.45%, 10/07/29	INR	1,032,660		10,962,759
6.48%, 10/06/35	INR	882,340		9,079,393
6.54%, 01/17/32	INR	1,502,400		15,859,084
6.67%, 12/17/50	INR	1,360,040		13,196,111
6.68%, 01/27/33	INR	54,130		561,859
6.68%, 07/07/40	INR	1,600,000		16,501,785
6.75%, 12/23/29	INR	748,190		8,024,512
6.79%, 12/30/31	INR	52,800		565,545
6.79%, 10/07/34	INR	1,561,820		16,551,224
6.79%, 12/02/34	INR	134,300		1,419,431
6.99%, 12/15/51	INR	1,602,250		16,365,763
7.02%, 06/18/31	INR	550,530		5,946,095
7.04%, 06/03/29	INR	696,420		7,527,015
7.06%, 04/10/28	INR	401,490		4,301,197
7.10%, 04/18/29	INR	654,350		7,081,843
7.10%, 04/08/34	INR	1,655,120		17,864,312
7.16%, 09/20/50	INR	899,350		9,383,072
7.17%, 04/17/30	INR	295,020		3,201,449
7.18%, 08/14/33	INR	1,540,370		16,735,437
7.18%, 07/24/37	INR	953,320		10,350,892
7.24%, 08/18/55	INR	46,500		490,537
7.26%, 01/14/29	INR	376,880		4,087,595
7.26%, 08/22/32	INR	1,448,940		15,816,219
7.26%, 02/06/33	INR	1,207,150		13,153,862
7.30%, 06/19/53	INR	1,939,040		20,533,538
7.32%, 11/13/30	INR	506,070		5,461,228
7.36%, 09/12/52	INR	1,722,450		18,343,593
7.37%, 10/23/28	INR	279,280		3,036,507
7.37%, 01/23/54	INR	39,470		424,486
7.38%, 06/20/27	INR	726,120		7,793,658
7.41%, 12/19/36	INR	1,750,080		19,308,906
7.54%, 05/23/36	INR	1,437,280		15,961,480
7.72%, 06/15/49	INR	753,740		8,336,740
				395,339,372
Indonesia: 7.1%
Indonesia Treasury Bond
5.12%, 04/15/27	IDR	151,629,000		8,325,178
5.88%, 03/15/31	IDR	159,477,000		8,502,274
6.12%, 05/15/28	IDR	176,395,000		9,665,035
6.25%, 06/15/36	IDR	99,685,000		5,204,144
6.38%, 08/15/28	IDR	103,783,000		5,727,159
6.38%, 04/15/32	IDR	286,927,000		15,343,601
6.38%, 07/15/37	IDR	26,900,000		1,394,805
6.50%, 07/15/30	IDR	257,820,000		14,116,654
		Par (000’s	)	Value
Indonesia (continued)
6.50%, 02/15/31	IDR	284,387,000		$15,455,959
6.50%, 04/15/36	IDR	172,625,000		9,235,920
6.62%, 05/15/33	IDR	162,192,000		8,717,624
6.62%, 02/15/34	IDR	261,856,000		14,059,648
6.75%, 07/15/35	IDR	301,774,000		16,362,969
6.88%, 04/15/29	IDR	251,455,000		13,947,341
7.00%, 05/15/27	IDR	99,507,000		5,537,458
7.00%, 09/15/30	IDR	259,002,000		14,374,113
7.00%, 02/15/33	IDR	241,404,000		13,297,217
7.12%, 06/15/38	IDR	180,571,000		9,934,456
7.12%, 08/15/40	IDR	216,540,000		12,008,524
7.12%, 06/15/42	IDR	170,927,000		9,384,912
7.12%, 06/15/43	IDR	159,141,000		8,746,055
7.12%, 08/15/45	IDR	180,803,000		10,048,875
7.50%, 08/15/32	IDR	79,678,000		4,533,510
7.50%, 06/15/35	IDR	198,538,000		11,243,202
7.50%, 05/15/38	IDR	112,912,000		6,433,348
7.50%, 04/15/40	IDR	256,320,000		14,538,740
8.25%, 05/15/29	IDR	166,857,000		9,567,419
8.25%, 06/15/32	IDR	66,786,000		3,926,001
8.25%, 05/15/36	IDR	148,782,000		8,919,394
8.38%, 03/15/34	IDR	210,256,000		12,579,594
8.38%, 04/15/39	IDR	95,013,000		5,809,697
8.75%, 05/15/31	IDR	122,383,000		7,297,620
9.00%, 03/15/29	IDR	104,306,000		6,107,449
9.50%, 07/15/31	IDR	45,438,000		2,781,287
10.50%, 08/15/30	IDR	49,442,000		3,093,809
Perusahaan Penerbit SBSN
5.88%, 07/15/28	IDR	153,463,000		8,370,850
6.38%, 03/15/34	IDR	58,856,000		3,161,697
6.62%, 09/15/29	IDR	10,084,000		552,297
6.88%, 03/15/36	IDR	24,600,000		1,346,976
8.88%, 11/15/31	IDR	69,630,000		4,240,561
				343,893,372
Malaysia: 7.8%
Malaysia Government Bond
2.63%, 04/15/31	MYR	52,004		12,339,402
3.24%, 03/15/29	MYR	11,660		2,858,359
3.34%, 05/15/30	MYR	18,080		4,434,230
3.48%, 07/02/35	MYR	18,972		4,607,052
3.50%, 05/31/27	MYR	47,484		11,687,905
3.52%, 04/20/28	MYR	39,371		9,713,380
3.58%, 07/15/32	MYR	41,623		10,247,106
3.73%, 06/15/28	MYR	36,625		9,071,514
3.76%, 05/22/40	MYR	38,058		9,247,556
3.77%, 01/15/41	MYR	6,260		1,523,933
3.83%, 07/05/34	MYR	48,801		12,157,217
3.88%, 08/15/29	MYR	48,620		12,139,130
3.90%, 11/16/27	MYR	36,526		9,050,484
3.92%, 07/15/55	MYR	20,515		4,881,993
4.05%, 04/18/39	MYR	40,713		10,211,248
4.07%, 06/15/50	MYR	45,867		11,313,861
4.18%, 05/16/44	MYR	37,507		9,481,048
4.25%, 05/31/35	MYR	25,231		6,488,573
4.46%, 03/31/53	MYR	40,090		10,472,224
4.50%, 04/30/29	MYR	15,740		3,988,429

See Notes to Financial Statements

34

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Malaysia (continued)
4.64%, 11/07/33	MYR	39,854		$10,437,610
4.70%, 10/15/42	MYR	39,606		10,603,647
4.76%, 04/07/37	MYR	39,824		10,647,213
4.89%, 06/08/38	MYR	35,925		9,693,947
4.92%, 07/06/48	MYR	24,540		6,825,504
Malaysia Government Investment Issue
3.23%, 10/15/29	MYR	3,159		772,976
3.42%, 09/30/27	MYR	37,334		9,189,332
3.45%, 07/15/36	MYR	31,892		7,701,885
3.46%, 10/15/30	MYR	42,926		10,566,019
3.60%, 07/31/28	MYR	46,037		11,377,975
3.61%, 04/30/35	MYR	24,112		5,914,100
3.62%, 03/31/33	MYR	7,240		1,785,469
3.63%, 08/30/30	MYR	24,131		5,980,603
3.77%, 05/31/45	MYR	31,061		7,421,189
3.80%, 10/08/31	MYR	37,521		9,370,613
3.97%, 07/16/40	MYR	27,750		6,874,294
4.12%, 11/30/34	MYR	46,102		11,728,800
4.13%, 07/09/29	MYR	44,068		11,069,575
4.19%, 10/07/32	MYR	38,630		9,829,198
4.25%, 09/30/30	MYR	33,370		8,464,672
4.26%, 07/26/27	MYR	16,021		3,977,898
4.29%, 08/14/43	MYR	43,669		11,160,609
4.37%, 10/31/28	MYR	35,452		8,915,128
4.42%, 09/30/41	MYR	28,347		7,345,414
4.47%, 09/15/39	MYR	47,903		12,479,041
4.66%, 03/31/38	MYR	14,702		3,890,623
				379,937,978
Mexico: 6.2%
Mexican Bonos
5.50%, 03/04/27	MXN	3,227		183,036
7.50%, 06/03/27	MXN	1,889		108,492
7.50%, 05/26/33	MXN	522,110		27,939,214
7.75%, 05/29/31	MXN	666,300		37,070,853
7.75%, 11/23/34	MXN	610,849		32,543,972
7.75%, 11/13/42	MXN	674,069		32,988,563
8.00%, 04/15/32	MXN	311,239		17,254,383
8.00%, 05/24/35	MXN	60,017		3,208,542
8.00%, 02/21/36	MXN	349,376		18,669,310
8.00%, 11/07/47	MXN	372,900		18,339,640
8.00%, 07/31/53	MXN	576,749		28,042,765
8.00%, 04/29/55	MXN	122,951		5,960,485
8.50%, 03/02/28	MXN	18,582		1,081,662
8.50%, 03/01/29	MXN	471,783		27,393,826
8.50%, 05/31/29	MXN	302,857		17,568,366
8.50%, 02/28/30	MXN	88,881		5,122,158
8.50%, 11/18/38	MXN	402,986		21,688,349
10.00%, 11/20/36	MXN	144,391		8,807,131
				303,970,747
Paraguay: 1.1%
Paraguay Government International Bond 144A
8.50%, 03/04/35	PYG	15,000,000		2,383,907
8.50%, 04/04/38	PYG	35,000,000		5,535,672
		Par (000’s	)	Value
Paraguay (continued)
Paraguay Government International Bond Reg S
7.90%, 02/09/31	PYG	88,200,000		$13,985,660
8.50%, 03/04/35	PYG	132,200,000		21,071,017
8.50%, 04/04/38	PYG	53,313,000		8,432,094
				51,408,350
Peru: 3.4%
Peru Government Bond
5.35%, 08/12/40	PEN	40,634		10,393,846
5.40%, 08/12/34	PEN	76,458		21,898,465
5.94%, 02/12/29	PEN	25,033		7,723,960
6.15%, 08/12/32	PEN	68,843		21,890,863
6.90%, 08/12/37	PEN	74,523		22,365,323
6.95%, 08/12/31	PEN	45,431		15,144,211
Peru Government Bond 144A Reg S
6.85%, 08/12/35 †	PEN	76,934		23,707,391
7.30%, 08/12/33	PEN	75,544		24,842,121
7.60%, 08/12/39 †	PEN	59,401		18,679,158
				166,645,338
Poland: 5.5%
Republic of Poland Government Bond
0.00%, 01/25/28 ^	PLN	14,855		3,725,477
1.25%, 10/25/30	PLN	82,865		19,295,214
1.75%, 04/25/32	PLN	95,548		21,595,965
2.50%, 07/25/27	PLN	46,563		12,236,004
2.75%, 04/25/28	PLN	13,804		3,601,080
2.75%, 10/25/29	PLN	51,393		13,052,669
3.75%, 05/25/27	PLN	2,332		620,565
4.00%, 07/25/31	PLN	38,840		10,007,215
4.50%, 07/25/30	PLN	105,243		28,044,208
4.50%, 01/25/31	PLN	54,398		14,443,138
4.75%, 07/25/29	PLN	85,667		23,127,654
5.00%, 01/25/30	PLN	55,417		15,058,988
5.00%, 10/25/34	PLN	86,896		22,989,465
5.00%, 10/25/35	PLN	96,613		25,332,345
5.25%, 04/25/36	PLN	23,390		6,217,526
6.00%, 10/25/33	PLN	98,033		27,711,855
7.50%, 07/25/28	PLN	67,246		19,094,520
				266,153,888
Romania: 4.0%
Romania Government Bond
2.50%, 10/25/27	RON	27,745		5,782,972
3.65%, 09/24/31	RON	30,095		5,772,388
4.15%, 01/26/28	RON	31,435		6,662,739
4.15%, 10/24/30	RON	29,395		5,860,618
4.25%, 04/28/36	RON	24,530		4,435,971
4.75%, 10/11/34	RON	30,160		5,811,822
4.85%, 07/25/29	RON	32,745		6,841,843
5.00%, 02/12/29	RON	34,325		7,262,973
5.80%, 07/26/27	RON	32,700		7,115,239
6.30%, 04/26/28	RON	38,405		8,391,606
6.30%, 04/25/29	RON	42,050		9,174,890
6.70%, 02/25/32	RON	49,390		10,836,996
6.75%, 10/29/29	RON	11,140		2,452,514

See Notes to Financial Statements

35

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Romania (continued)
6.75%, 04/25/35 †	RON	32,580		$7,121,692
6.85%, 07/29/30	RON	33,615		7,426,040
7.10%, 07/31/34	RON	46,450		10,412,396
7.20%, 05/31/27	RON	39,530		8,710,238
7.20%, 10/30/33	RON	46,565		10,468,480
7.35%, 04/28/31	RON	48,050		10,831,302
7.50%, 07/27/33	RON	20,645		4,714,271
7.65%, 07/27/31	RON	25,580		5,827,518
7.90%, 02/24/38	RON	46,325		10,926,903
8.00%, 04/29/30	RON	41,510		9,515,185
8.25%, 09/29/32	RON	45,015		10,624,864
8.75%, 10/30/28	RON	42,395		9,741,721
				192,723,181
Serbia: 1.3%
Serbia Treasury Bonds
4.50%, 07/30/30	RSD	450,020		4,308,609
4.50%, 08/20/32	RSD	1,545,960		14,474,288
5.25%, 07/27/35	RSD	1,437,570		13,954,554
5.88%, 02/08/28	RSD	1,423,000		14,092,719
7.00%, 10/26/31	RSD	1,389,020		14,665,140
				61,495,310
South Africa: 5.9%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	149,523		7,821,761
6.50%, 02/28/41	ZAR	135,056		6,642,137
7.00%, 02/28/31	ZAR	376,623		22,213,649
8.00%, 01/31/30	ZAR	379,448		23,368,947
8.25%, 03/31/32	ZAR	485,533		29,959,273
8.50%, 01/31/37	ZAR	478,481		29,062,634
8.75%, 01/31/44	ZAR	471,208		28,215,510
8.75%, 02/28/48	ZAR	682,673		40,959,635
8.88%, 02/28/35	ZAR	521,063		32,964,525
9.00%, 01/31/40	ZAR	469,473		28,972,151
9.88%, 03/31/39	ZAR	45,960		3,037,851
10.00%, 03/31/33	ZAR	105,973		7,080,437
10.12%, 03/31/42	ZAR	39,740		2,664,344
10.88%, 03/31/38	ZAR	142,355		10,061,164
11.62%, 03/31/53	ZAR	154,895		12,104,344
				285,128,362
Supranational: 6.3%
African Development Bank
6.55%, 05/23/35	INR	696,500		6,957,109
Asian Development Bank
2.40%, 03/14/27	CNY	14,000		2,076,596
2.50%, 02/15/27	CNY	14,000		2,077,108
European Bank for Reconstruction & Development
0.00%, 01/28/27 ^	MXN	12,500		687,639
2.75%, 04/27/32	CNY	43,310		6,768,522
4.25%, 02/07/28	IDR	94,030,000		5,035,601
5.12%, 05/01/27	IDR	15,160,000		832,715
6.25%, 04/11/28	INR	450,800		4,672,338
6.38%, 01/08/36	INR	460,000		4,531,696
6.75%, 01/13/32	INR	1,189,700		12,262,192
		Par (000’s	)	Value
Supranational (continued)
European Bank for Reconstruction & Development Reg S 3.01%, 03/13/28	PLN	41,430		$10,768,611
European Investment Bank 144A 6.95%, 03/01/29	INR	340,500		3,529,981
European Investment Bank Reg S
1.00%, 02/25/28	PLN	52,971		13,391,039
2.75%, 08/25/26	PLN	34,868		9,265,990
2.88%, 11/15/29	PLN	4,088		1,038,816
3.00%, 11/25/29	PLN	53,200		13,611,945
4.50%, 02/16/28	MXN	96,500		5,279,079
5.25%, 01/24/31	PLN	31,050		8,450,990
6.50%, 07/07/27	MXN	72,000		4,104,932
7.40%, 10/23/33	INR	196,300		2,082,326
Inter-American Development Bank
7.00%, 01/25/29	INR	555,000		5,815,128
7.00%, 04/17/33	INR	672,000		6,932,159
7.05%, 04/08/29	INR	392,000		4,104,252
7.35%, 10/06/30	INR	725,000		7,655,377
International Bank for Reconstruction & Development
1.75%, 01/24/28	CNY	89,000		13,177,602
2.25%, 01/19/29	CNY	78,000		11,695,230
2.50%, 01/13/31	CNY	27,000		4,121,972
2.50%, 08/02/33	CNY	40,000		6,151,538
2.75%, 01/19/27	CNY	21,000		3,117,343
2.75%, 07/26/34	CNY	20,000		3,127,072
5.30%, 06/25/30	MXN	141,000		7,240,212
5.35%, 02/09/29	IDR	90,560,000		4,878,135
5.73%, 08/02/27	PLN	5,600		1,515,883
6.25%, 01/19/29	IDR	37,800,000		2,066,189
6.50%, 04/17/30	INR	691,900		7,116,309
6.50%, 10/01/37	INR	928,000		9,017,488
6.75%, 09/08/27	INR	266,200		2,789,487
7.05%, 07/22/29	INR	514,000		5,377,580
7.07%, 06/26/29	MXN	32,700		1,844,337
7.25%, 01/21/27	MXN	269,750		15,496,722
International Bank for Reconstruction & Development Reg S 6.75%, 06/17/27	MXN	65,300		3,723,768
International Finance Corp.
5.02%, 02/11/28	MXN	40,000		2,147,507
5.13%, 08/05/30	MXN	33,000		1,673,386
7.00%, 07/20/27	MXN	334,280		19,088,897
7.02%, 04/06/28	MXN	70,500		3,977,090
7.50%, 01/18/28	MXN	109,710		6,286,409
7.75%, 01/18/30	MXN	247,780		14,047,401
12.00%, 11/03/27	COP	7,100,000		2,027,965
International Finance Corp. Reg S

See Notes to Financial Statements

36

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Supranational (continued)
8.38%, 05/31/29	MXN	238,740		$13,717,431
				307,355,094
Thailand: 6.3%
Thailand Government Bond
1.00%, 06/17/27	THB	436,648		13,146,247
1.19%, 04/17/29	THB	258,893		7,775,952
1.34%, 03/17/31	THB	108,217		3,226,374
1.58%, 12/17/35	THB	317,758		9,200,189
1.60%, 12/17/29	THB	308,014		9,337,053
1.60%, 06/17/35	THB	160,172		4,671,243
1.66%, 03/17/30	THB	358,637		10,880,362
1.84%, 05/17/36	THB	131,238		3,883,302
2.00%, 12/17/31	THB	494,042		15,153,592
2.00%, 06/17/42	THB	217,653		5,936,251
2.05%, 04/17/28	THB	349,713		10,698,092
2.25%, 03/17/27	THB	346,695		10,528,605
2.40%, 11/17/27	THB	339,497		10,410,941
2.40%, 03/17/29	THB	369,331		11,446,040
2.41%, 03/17/35	THB	342,669		10,675,478
2.50%, 11/17/29	THB	345,505		10,778,882
2.65%, 06/17/28	THB	398,771		12,348,226
2.70%, 06/17/40	THB	329,732		10,193,303
2.80%, 06/17/34	THB	354,666		11,372,212
2.88%, 12/17/28	THB	302,817		9,479,524
2.88%, 06/17/46	THB	269,623		7,995,698
2.98%, 06/17/45	THB	370,665		11,197,444
3.30%, 06/17/38	THB	404,644		13,436,083
3.35%, 06/17/33	THB	368,351		12,199,471
3.39%, 06/17/37	THB	396,457		13,327,955
3.40%, 06/17/36	THB	271,806		9,163,378
3.45%, 06/17/43	THB	442,894		14,345,181
3.65%, 06/20/31	THB	327,604		10,821,584
3.77%, 06/25/32	THB	360,648		12,131,778
4.88%, 06/22/29	THB	354,018		11,763,715
				307,524,155
Turkiye: 1.8%
Turkiye Government Bond
10.50%, 08/11/27	TRY	242,011		4,016,442
11.00%, 02/24/27	TRY	61,614		1,131,422
11.70%, 11/13/30	TRY	139,432		1,562,873
12.40%, 03/08/28	TRY	283,690		4,344,536
17.30%, 07/19/28	TRY	454,491		7,288,138
17.80%, 07/13/33	TRY	249,523		3,295,655
26.20%, 10/05/33	TRY	1,033,308		19,013,425
27.70%, 09/27/34	TRY	321,921		6,199,750
30.00%, 09/12/29	TRY	1,322,829		25,549,948
31.08%, 11/08/28	TRY	788,479		15,674,040
				88,076,229
Uruguay: 1.1%
Uruguay Government International Bond
8.00%, 10/29/35	UYU	581,790		14,853,550
8.25%, 05/21/31	UYU	598,341		15,555,506
9.75%, 07/20/33	UYU	690,364		19,160,843
		Par (000’s	)	Value
Uruguay (continued)
Uruguay Government International Bond 144A 8.50%, 03/15/28	UYU	129,962		$3,346,305
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	115,873		2,983,537
				55,899,741
Total Government Obligations (Cost: $4,662,439,681)				4,735,250,101
Total Investments Before Collateral for Securities Loaned: 97.2% (Cost: $4,663,188,718)				4,735,914,716

		Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $17,671,997)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)		17,671,997		17,671,997
Total Investments: 97.6% (Cost: $4,680,860,715)				4,753,586,713
Other assets less liabilities: 2.4%				119,117,283
NET ASSETS: 100.0%				$4,872,703,996

See Notes to Financial Statements

37

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
PYG	Paraguay Guarani
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $16,963,503.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $207,636,104, or 4.3% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$664,615	$—	$664,615
Government Obligations *	—	4,735,250,101	—	4,735,250,101
Money Market Fund	17,671,997	—	—	17,671,997
Total Investments	$17,671,997	$4,735,914,716	$—	$4,753,586,713

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

38

VANECK MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.7%
Financial Services: 96.7%
Adamas Trust, Inc. †	880,853	$8,262,401
AGNC Investment Corp. †	5,190,499	56,576,439
Annaly Capital Management, Inc.	3,082,172	68,917,366
Apollo Commercial Real Estate Finance, Inc. †	1,086,119	11,599,751
Arbor Realty Trust, Inc. †	1,837,250	9,957,895
Ares Commercial Real Estate Corp. †	599,627	2,698,321
ARMOUR Residential REIT, Inc. †	1,013,368	17,683,272
Blackstone Mortgage Trust, Inc. †	935,545	15,857,488
BrightSpire Capital, Inc. †	1,195,175	6,513,704
Chimera Investment Corp. †	798,907	10,657,419
Claros Mortgage Trust, Inc. *	1,110,156	2,608,867
Dynex Capital, Inc. †	1,485,109	19,469,779
Ellington Financial, Inc. †	1,253,122	17,054,990
Franklin BSP Realty Trust, Inc. †	706,061	5,747,337
Invesco Mortgage Capital, Inc. †	1,073,203	8,478,304
KKR Real Estate Finance Trust, Inc.	517,167	3,537,422
	Number of Shares	Value
Financial Services (continued)
Ladder Capital Corp.	1,123,098	$11,174,825
MFA Financial, Inc. †	1,034,189	10,021,291
Orchid Island Capital, Inc. †	2,370,898	16,525,159
PennyMac Mortgage Investment Trust †	734,244	8,282,272
Redwood Trust, Inc. †	975,636	4,624,515
Rithm Capital Corp. †	2,671,220	25,082,756
Starwood Property Trust, Inc. †	1,598,413	26,182,005
TPG RE Finance Trust, Inc.	816,098	6,830,740
Two Harbors Investment Corp.	976,899	12,123,317

Total Common Stocks (Cost: $400,665,011)		386,467,635

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.0%
Money Market Fund: 5.0% (Cost: $20,189,671)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65% (a)	20,189,671	20,189,671
Total Investments: 101.7% (Cost: $420,854,682)		406,657,306
Liabilities in excess of other assets: (1.7)%		(6,850,179)
NET ASSETS: 100.0%		$399,807,127

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $111,512,218.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$386,467,635	$—	$—	$386,467,635
Money Market Fund	20,189,671	—	—	20,189,671
Total Investments	$406,657,306	$—	$—	$406,657,306

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

39

VANECK OFFICE AND COMMERCIAL REIT ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.1%
Equity Real Estate Investment Trusts (REITs): 99.1%
Agree Realty Corp.	421	$31,887
Alexander’s, Inc.	366	100,855
American Assets Trust, Inc.	4,663	115,129
Brandywine Realty Trust	19,792	62,741
Brixmor Property Group, Inc.	1,287	40,579
BXP, Inc.	5,006	331,948
COPT Defense Properties	4,314	156,986
Cousins Properties, Inc.	11,186	335,355
Douglas Emmett, Inc. †	11,876	140,137
Easterly Government Properties, Inc.	4,410	109,941
Empire State Realty Trust, Inc.	10,519	56,908
Highwoods Properties, Inc.	4,884	147,301
Hudson Pacific Properties, Inc. * †	5,071	77,028
JBG SMITH Properties †	3,574	52,431
Kilroy Realty Corp.	6,815	255,358
Kimco Realty Corp.	2,402	60,891
Piedmont Realty Trust, Inc. *	12,418	113,625
Prologis, Inc.	899	121,788
	Number of Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	2,111	$130,798
Regency Centers Corp.	536	42,741
Rexford Industrial Realty, Inc.	480	16,080
Simon Property Group, Inc.	616	137,768
SL Green Realty Corp. †	5,002	258,954
Vornado Realty Trust	8,563	336,525
WP Carey, Inc.	909	64,994

Total Common Stocks (Cost: $3,100,213)		3,298,748

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.4%
Money Market Fund: 8.4% (Cost: $278,060)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65% (a)	278,060	278,060
Total Investments: 107.5% (Cost: $3,378,273)		3,576,808
Liabilities in excess of other assets: (7.5)%		(250,515)
NET ASSETS: 100.0%		$3,326,293

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $465,482.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$3,298,748	$—	$—	$3,298,748
Money Market Fund	278,060	—	—	278,060
Total Investments	$3,576,808	$—	$—	$3,576,808

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

40

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
PREFERRED SECURITIES: 99.8%
Aerospace & Defense: 8.5%
Boeing Co. 6.00%, 10/15/27	2,876,929	$193,617,322
VSE Corp. 5.75%, 02/01/29	230,152	13,272,866
		206,890,188
Automobiles & Auto Parts: 1.8%
Ford Motor Co.
6.00%, 12/01/59 †	800,537	15,634,488
6.20%, 06/01/59 †	750,505	15,212,736
6.50%, 08/15/62 †	600,401	12,746,513
		43,593,737
Chemicals: 2.6%
Albemarle Corp. 7.25%, 03/01/27	1,150,770	63,695,119

Computers Phones & Household Electronics: 3.5%
Hewlett Packard Enterprise Co. 7.62%, 09/01/27	750,505	86,803,408

Consumer Goods Conglomerates: 0.2%
Brookfield Infrastructure Finance ULC 5.00%, 05/24/81	250,168	3,857,591

Electric Utilities & IPPs: 20.0%
Brookfield BRP Holdings Canada, Inc.
4.62%, 04/30/26 (o)	350,237	5,060,925
4.88%, 12/09/26 (o)	260,176	3,931,259
DTE Energy Co.
4.38%, 12/01/81 †	280,188	4,768,800
5.25%, 12/01/77 †	400,269	8,181,498
6.25%, 10/01/85 †	600,401	14,265,528
Duke Energy Corp.
5.62%, 09/15/78 †	500,337	11,597,812
5.75% (o) †	1,000,670	24,576,455
Entergy Arkansas LLC 4.88%, 09/01/66 †	410,277	8,193,232
Entergy Louisiana LLC 4.88%, 09/01/66 †	270,180	5,398,196
Entergy Mississippi LLC 4.90%, 10/01/66 †	260,176	5,195,715
Georgia Power Co. 5.00%, 10/01/77 †	270,180	5,719,711
NextEra Energy Capital Holdings, Inc.
5.65%, 03/01/79 †	687,963	15,135,186
6.50%, 06/01/85	875,585	21,302,983
6.50%, 04/15/86 †	600,401	15,022,033
NextEra Energy, Inc.
7.23%, 11/01/27	750,505	37,300,098
7.30%, 06/01/27	1,000,670	53,175,604
7.38%, 02/15/29	1,150,770	55,167,914
PG&E Corp. 6.00%, 12/01/27	805,541	33,325,231
SCE Trust VI 5.00% (o) †	475,321	7,866,562
	Number of Shares	Value
Electric Utilities & IPPs (continued)
SCE Trust VII 7.50%, 11/22/28 (o) †	550,369	$13,181,338
SCE Trust VIII 6.95%, 05/13/29 (o) †	350,237	7,946,877
Southern Co.
4.20%, 10/15/60 †	750,505	12,698,545
4.95%, 01/30/80 †	1,000,670	19,252,891
5.25%, 12/01/77 †	450,301	9,195,146
6.50%, 03/15/85 †	565,381	14,145,833
7.12%, 12/15/28 †	1,000,670	49,773,326
Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28 †(a)	256,639	6,123,406
Xcel Energy, Inc. 6.25%, 10/15/85 †	900,606	21,164,241
		488,666,345
Electronic Equipment & Parts: 0.9%
Novanta, Inc. 6.50%, 11/01/28	316,462	21,329,539

Food & Tobacco: 2.4%
CHS, Inc.
6.75% (o) †	492,831	11,896,940
7.10% (o) †	420,281	10,385,144
7.50% (o) †	517,847	13,075,637
7.88% (o) †	536,836	13,796,685
8.00% (o) †	307,007	8,197,087
		57,351,493
Healthcare Equipment & Supplies: 1.3%
Bruker Corp. 6.38%, 09/01/28	69,045	30,925,946

Healthcare Providers & Services: 1.9%
BrightSpring Health Services, Inc. 6.75%, 02/01/27 †	200,132	45,820,221

Homebuilding / Household Goods: 0.6%
QXO, Inc. 5.50%, 05/15/28	287,694	14,022,205

Household Goods: 0.4%
Whirlpool Corp. 8.50%, 02/15/29 †	287,694	10,103,813

Investment Banking & Investment Services: 0.6%
DigitalBridge Group, Inc.
7.12% (o) †	290,546	4,404,677
7.15% (o)	321,890	4,805,818
KKR Real Estate Finance Trust, Inc. 6.50%, 04/16/26 (o)	327,968	5,811,593
		15,022,088
Multiline Utilities: 3.0%
Algonquin Power & Utilities Corp. 8.86%, 07/01/79	350,237	8,927,541
CMS Energy Corp.

See Notes to Financial Statements

41

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Multiline Utilities (continued)
5.88%, 10/15/78 †	280,188	$6,063,268
5.88%, 03/01/79 †	630,421	13,806,220
PPL Corp. 7.00%, 02/15/29	575,385	28,234,142
Sempra 5.75%, 07/01/79 †	758,007	15,812,026
		72,843,197
Office Equipment: 0.3%
Pitney Bowes, Inc. 6.70%, 03/07/43	349,512	6,878,396

Oil & Gas: 0.3%
NGL Energy Partners LP 11.20% (Term SOFR USD 3 Month+7.47%) (o)(a)	314,854	7,855,607

Oil & Gas Related Equipment and Services: 0.4%
TransCanada PipeLines Ltd. 6.25%, 11/01/85 †	370,249	8,530,537

Professional & Commercial Services: 0.2%
BIP Bermuda Holdings I Ltd. 5.12%, 01/21/27 (o) †	300,201	4,788,206

Real Estate Operations: 0.4%
Brookfield Property Preferred LP 6.25%, 07/26/81	671,566	10,409,273

Residential & Commercial REITs: 12.0%
AGNC Investment Corp.
8.63% (Term SOFR USD 3 Month+4.96%) (o) †(a)	575,385	14,355,856
8.75% (o) †	345,233	8,751,657
8.98% (Term SOFR USD 3 Month+5.25%) (o) †(a)	402,771	10,230,383
9.10% (Term SOFR USD 3 Month+5.37%) (o)(a)	325,217	8,332,059
Annaly Capital Management, Inc.
8.16% (Term SOFR USD 3 Month+4.43%) (o) †(a)	425,285	10,466,264
8.88%, 09/30/30 (o) †	275,184	6,981,418
8.98% (Term SOFR USD 3 Month+10.50%) (o) †(a)	1,163,284	29,604,452
Arbor Realty Trust, Inc. 6.25% (Term SOFR USD 3 Month+5.44%), 10/12/26 (o) †(a)	283,740	6,330,239
Chimera Investment Corp.
8.74% (Term SOFR USD 3 Month+5.00%) (o) †(a)	260,176	5,890,385
9.78% (Term SOFR USD 3 Month+6.05%) (o)(a)	325,217	7,532,026
Digital Realty Trust, Inc. 5.20% (o) †	345,233	6,790,733
Diversified Healthcare Trust
5.62%, 08/01/42 †	350,237	6,241,223
6.25%, 02/01/46 †	250,168	4,595,586
Franklin BSP Realty Trust, Inc.
	Number of Shares	Value
Residential & Commercial REITs (continued)
7.50% (o) †	258,395	$4,940,512
Hudson Pacific Properties, Inc. 4.75%, 11/16/26 (o) †	425,285	5,911,462
Kimco Realty Corp. 5.25% (o) †	261,800	5,170,550
MFA Financial, Inc. 9.33% (Term SOFR USD 3 Month+5.61%) (o)(a)	275,184	6,197,144
PennyMac Mortgage Investment Trust 6.75%, 08/24/26 (o)	250,168	4,397,953
Public Storage
3.88% (o) †	282,690	4,234,696
4.00%, 11/19/26 (o) †	1,039,449	15,951,190
4.10%, 01/13/27 (o)	250,168	3,912,628
4.62% (o) †	565,381	10,058,128
4.70% (o) †	258,923	4,650,257
4.88% (o) †	316,462	5,933,662
5.05% (o) †	300,201	5,859,924
5.15% (o) †	280,188	5,567,336
5.60% (o) †	285,192	6,165,851
Rithm Capital Corp.
7.00% (US Treasury Yield Curve Rate T 5 Year+6.22%), 11/15/26 (o) †(a)	465,313	11,600,253
8.75% (US Treasury Yield Curve Rate T 5 Year+5.01%), 02/15/31 (o) (a)	250,168	6,166,641
8.96% (Term SOFR USD 3 Month+5.23%) (o)(a)	397,850	9,560,335
9.63% (Term SOFR USD 3 Month+5.90%) (o)(a)	281,705	7,025,723
RLJ Lodging Trust 1.95% (o) †	322,202	7,900,393
Two Harbors Investment Corp. 7.62%, 07/27/27 (o) †	254,149	6,109,742
UMH Properties, Inc. 6.38% (o) †	324,769	6,836,387
Vornado Realty Trust
4.45%, 09/22/26 (o) †	300,201	4,352,915
5.25%, 11/24/25 (o) †	619,914	11,052,406
5.40% (o) †	300,201	5,361,590
		291,019,959
Semiconductors & Semiconductor Equipment: 2.3%
Microchip Technology, Inc. 7.50%, 03/15/28	742,999	56,995,453

Software & IT Services: 15.7%
Oracle Corp. 6.50%, 01/15/29	2,501,676	112,450,336
Strategy, Inc.
8.00% (o)	323,540	19,030,623
10.00% (o) †	619,907	45,679,139
12.00% (o)	2,420,527	205,405,921
		382,566,019

See Notes to Financial Statements

42

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Telecommunications Services: 20.5%
Alphabet, Inc. Class A 6.25%, 05/15/29	2,461,904	$125,286,295
Alphabet, Inc. Class C 6.25%, 05/15/29	2,461,904	123,833,771
AT&T, Inc.
4.75% (o) †	1,751,175	31,240,962
5.00% (o) †	1,200,806	22,707,241
5.35%, 11/01/66 †	1,323,388	27,102,986
Liberty Latin America Ltd. 9.00% (o)	500,337	10,852,309
Qwest Corp.
6.50%, 09/01/51 †	515,643	8,652,490
6.75%, 06/15/52	381,783	6,536,125
Super Micro Computer, Inc. 7.00%, 06/01/29	1,876,259	97,490,418
Telephone and Data Systems, Inc.
6.00%, 09/30/26 (o) †	690,461	12,808,052
6.62%, 03/31/26 (o)	420,281	8,523,299
	Number of Shares	Value
Telecommunications Services (continued)
T-Mobile USA, Inc.
5.50%, 03/01/70	401,065	$8,177,715
5.50%, 06/01/70	395,018	8,113,670
6.25%, 09/01/69	393,747	9,146,743
		500,472,076
Total Preferred Securities (Cost: $2,410,167,441)		2,430,440,416

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8%
Money Market Fund: 2.8% (Cost: $67,893,839)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65% (b)	67,893,839	67,893,839
Total Investments: 102.6% (Cost: $2,478,061,280)		2,498,334,255
Liabilities in excess of other assets: (2.6)%		(62,127,204)
NET ASSETS: 100.0%		$2,436,207,051

Definitions:

IPP	Independent power producer
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of June 30, 2026
(b)	The rate shown is the 7-day yield as of June 30, 2026.
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $121,937,143.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities *	$2,430,440,416	$—	$—	$2,430,440,416
Money Market Fund	67,893,839	—	—	67,893,839
Total Investments	$2,498,334,255	$—	$—	$2,498,334,255

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

43

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

	AA-BB CLO ETF	BDC Income ETF	China Bond ETF	CLO ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$182,504,100	$1,593,757,740	$23,341,122	$1,533,557,008
Short-term investments held as collateral for securities loaned (3)	—	304,172,154	—	—
Total return swap contracts, at value	—	4,415,914	—	—
Cash	9,493,792	20,421,812	37,637	54,520,874
Foreign currency, at value (4)	—	—	69,472	—
Receivables:
Investment securities sold	—	1,570,095	—	—
Capital shares sold	—	—	—	10,587,492
Dividends and interest	2,054,256	13,330,030	342,512	14,274,927
Other assets	—	—	83	—
Total assets	194,052,148	1,937,667,745	23,790,826	1,612,940,301
Liabilities:
Total return swap contracts, at value.	—	1,408,831	—	—
Payables:
Investment securities purchased	17,227,006	—	—	177,894,365
Capital shares redeemed	—	1,584,592	—	—
Collateral for securities loaned	—	304,172,154	—	—
Due to Adviser	65,279	514,972	2,192	402,709
Deferred Trustee fees	—	9,396	1,862	—
Accrued expenses	—	—	45,072	—
Total liabilities	17,292,285	307,689,945	49,126	178,297,074
NET ASSETS	$176,759,863	$1,629,977,800	$23,741,700	$1,434,643,227
Shares outstanding	3,500,000	128,575,000	1,000,000	27,100,000
Net asset value, per share	$50.50	$12.68	$23.74	$52.94
Net Assets consist of:
Aggregate paid-in capital	$177,310,794	$2,077,338,266	$22,968,366	$1,428,235,318
Total distributable earnings (loss)	(550,931)	(447,360,466)	773,334	6,407,909
NET ASSETS	$176,759,863	$1,629,977,800	$23,741,700	$1,434,643,227
(1) Includes Investment in securities on loan, at market value	$—	$429,857,050	$—	$—
(2) Cost of investments - Unaffiliated issuers	$184,016,022	$1,772,605,028	$22,590,208	$1,533,141,962
(3) Cost of short-term investments held as collateral for securities loaned	$—	$304,172,154	$—	$—
(4) Cost of cash denominated in foreign currency	$—	$—	$69,580	$—

See Notes to Financial Statements

44

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

	International High Yield Bond ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Office and Commercial REIT ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$42,403,442	$4,735,914,716	$386,467,635	$3,298,748
Short-term investments held as collateral for securities loaned (3)	649,930	17,671,997	20,189,671	278,060
Cash	174,073	660,380	1,397,732	12,668
Foreign currency, at value (4)	268,103	2,710,491	—	—
Receivables:
Investment securities sold	452,983	91,919,964	5,157,202	—
Dividends and interest	755,947	100,403,992	6,929,257	16,022
Federal and State income taxes	—	—	—	187
Foreign tax refund	—	1,502,221	—	—
Prepaid expenses	—	3,987	—	—
Other assets	—	41,322	—	—
Total assets	44,704,478	4,950,829,070	420,141,497	3,605,685
Liabilities:
Payables:
Investment securities purchased	569,438	58,582,381	—	—
Collateral for securities loaned	649,930	17,671,997	20,189,671	278,060
Due to Adviser	14,295	1,032,218	128,340	1,332
Deferred Trustee fees	33,385	364,254	16,359	—
Accrued expenses	—	119,700	—	—
Accrued foreign taxes	—	352,760	—	—
Accrued interest	36	1,764	—	—
Total liabilities	1,267,084	78,125,074	20,334,370	279,392
NET ASSETS	$43,437,394	$4,872,703,996	$399,807,127	$3,326,293
Shares outstanding	2,000,000	190,522,682	38,600,000	80,000
Net asset value, per share	$21.72	$25.58	$10.36	$41.58
Net Assets consist of:
Aggregate paid-in capital	$62,460,187	$5,338,320,179	$587,809,471	$3,244,693
Total distributable earnings (loss).	(19,022,793)	(465,616,183)	(188,002,344)	81,600
NET ASSETS	$43,437,394	$4,872,703,996	$399,807,127	$3,326,293
(1) Includes Investment in securities on loan, at market value	$624,933	$16,963,503	$111,512,218	$465,482
(2) Cost of investments - Unaffiliated issuers	$42,733,166	$4,663,188,718	$400,665,011	$3,100,213
(3) Cost of short-term investments held as collateral for securities loaned	$649,930	$17,671,997	$20,189,671	$278,060
(4) Cost of cash denominated in foreign currency	$269,799	$2,711,123	$—	$—

See Notes to Financial Statements

45

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

Preferred Securities ex Financials ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$2,430,440,416
Short-term investments held as collateral for securities loaned (3)	67,893,839
Cash	16,402,708
Receivables:
Investment securities sold	579,163,838
Capital shares sold	197,518,752
Dividends and interest	2,073,156
Federal and State income taxes	13,354
Total assets	3,293,506,063
Liabilities:
Payables:
Investment securities purchased	592,979,833
Capital shares redeemed	195,566,360
Collateral for securities loaned	67,893,839
Due to Adviser	822,698
Deferred Trustee fees	36,282
Total liabilities	857,299,012
NET ASSETS	$2,436,207,051
Shares outstanding	137,050,000
Net asset value, per share	$17.78
Net Assets consist of:
Aggregate paid-in capital	$2,656,305,494
Total distributable loss	(220,098,443)
NET ASSETS	$2,436,207,051
(1) Includes Investment in securities on loan, at market value	$121,937,143
(2) Cost of investments - Unaffiliated issuers	$2,410,167,441
(3) Cost of short-term investments held as collateral for securities loaned	$67,893,839

See Notes to Financial Statements

46

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	AA-BB CLO ETF	BDC Income ETF	China Bond ETF	CLO ETF
Income:
Dividends	$—	$55,443,645	$—	$—
Interest	5,286,376	10,086,457	204,347	35,655,354
Securities lending income - net	—	3,497,275	—	—
Total income	5,286,376	69,027,377	204,347	35,655,354

Expenses:
Management fees	373,479	3,049,905	40,460	2,387,469
Professional fees	—	—	26,226	—
Custody and accounting fees	—	—	13,547	—
Reports to shareholders	—	—	4,188	—
Trustees’ fees and expenses	—	—	130	—
Exchange listing fees	—	—	3,363	—
Insurance	—	—	637	—
Interest	—	96,929	—	8,370
Other	—	—	106	—
Total expenses	373,479	3,146,834	88,657	2,395,839
Expenses assumed by the Adviser	—	—	(37,933)	—
Net expenses	373,479	3,146,834	50,724	2,395,839
Net investment income	4,912,897	65,880,543	153,623	33,259,515

Net realized gain (loss) on:
Investments	81,700	(70,441,504)	218,742	225,658
In-kind redemptions	—	(6,266,908)	—	—
Swap contracts	—	(57,899,129)	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	12,123	—
Net realized gain (loss)	81,700	(134,607,541)	230,865	225,658

Net change in unrealized appreciation (depreciation) on:
Investments	(1,522,401)	(53,208,370)	406,709	(1,742,547)
Swap contracts	—	9,859,866	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	—	2,106	—
Net change in unrealized appreciation (depreciation)	(1,522,401)	(43,348,504)	408,815	(1,742,547)
Net increase (decrease) in net assets resulting from operations	$3,472,196	$(112,075,502)	$793,303	$31,742,626

See Notes to Financial Statements

47

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	International High Yield Bond ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Office and Commercial REIT ETF
Income:
Dividends	$—	$—	$19,822,539	$48,585
Interest	1,436,724	162,682,803	11,720	37
Securities lending income - net	3,669	21,226	108,547	196
Net foreign taxes reclaimed/(withheld)	522	(1,861,227)	—	—
Total income	1,440,915	160,842,802	19,942,806	48,818

Expenses:
Management fees	96,860	6,462,304	778,516	6,389
Professional fees	—	41,798	—	—
Custody and accounting fees	—	509,868	—	—
Reports to shareholders	—	204,000	—	—
Trustees’ fees and expenses	—	30,323	—	—
Exchange listing fees	—	2,082	—	—
Insurance	—	16,242	—	—
Interest	20	29,967	45,044	—
Other	—	20,119	—	—
Total expenses	96,880	7,316,703	823,560	6,389
Expenses assumed by the Adviser	—	(106,398)	—	—
Net expenses	96,880	7,210,305	823,560	6,389
Net investment income	1,344,035	153,632,497	19,119,246	42,429

Net realized gain (loss) on:
Investments (1)	138,430	(27,301,529)	(12,886,499)	(93,926)
In-kind redemptions	(2,671)	12,661,519	5,470,850	124,503
Foreign currency transactions and foreign denominated assets and liabilities	7,862	980,230	—	—
Net realized gain (loss)	143,621	(13,659,780)	(7,415,649)	30,577

Net change in unrealized appreciation (depreciation) on:
Investments (2)	(860,451)	(78,821,127)	(4,781,793)	369,781
Foreign currency translations and foreign denominated assets and liabilities	(12,964)	(1,522,132)	—	—
Net change in unrealized appreciation (depreciation)	(873,415)	(80,343,259)	(4,781,793)	369,781
Net increase in net assets resulting from operations	$614,241	$59,629,458	$6,921,804	$442,787
(1) Net of foreign taxes	$—	$(82,900)	$—	$—
(2) Net change in accrued foreign taxes	$—	$867,122	$—	$—

See Notes to Financial Statements

48

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

Preferred Securities ex Financials ETF
Income:
Dividends	$44,486,077
Interest	119,546
Securities lending income - net	967,813
Net foreign taxes reclaimed	1,492
Total income	45,574,928

Expenses:
Management fees	4,480,680
Interest	3,089
Total expenses	4,483,769
Net investment income	41,091,159

Net realized gain (loss) on:
Investments	(72,997,980)
In-kind redemptions	98,558,297
Net realized gain	25,560,317

Net change in unrealized appreciation (depreciation) on:
Investments	(17,844,856)
Net change in unrealized appreciation (depreciation)	(17,844,856)
Net increase in net assets resulting from operations	$48,806,620

See Notes to Financial Statements

49

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AA-BB CLO ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$4,912,897	$7,544,239
Net realized gain	81,700	187,649
Net change in unrealized appreciation (depreciation)	(1,522,401)	(415,434)
Net increase in net assets resulting from operations	3,472,196	7,316,454
Distributions to shareholders from:
Distributable earnings	(4,029,780)	(7,740,860)

Share transactions*:
Proceeds from sale of shares	35,451,592	106,733,286
Cost of shares redeemed	(10,115,495)	(15,058,760)
Net increase in net assets resulting from share transactions	25,336,097	91,674,526
Total increase in net assets	24,778,513	91,250,120
Net Assets, beginning of period	151,981,350	60,731,230
Net Assets, end of period	$176,759,863	$151,981,350
*Transactions in capital shares:
Shares sold	700,000	2,100,000
Shares redeemed	(200,000)	(300,000)
Net increase	500,000	1,800,000

See Notes to Financial Statements

50

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$65,880,543	$140,999,994
Net realized loss	(134,607,541)	(38,831,822)
Net change in unrealized appreciation (depreciation)	(43,348,504)	(188,189,271)
Net decrease in net assets resulting from operations	(112,075,502)	(86,021,099)
Distributions to shareholders from:
Distributable earnings	(55,250,415)	(98,652,381)
Return of capital	—	(71,762,469)
Total distributions	(55,250,415)	(170,414,850)

Share transactions*:
Proceeds from sale of shares	345,035,902	726,385,774
Cost of shares redeemed	(153,779,209)	(233,150,090)
Net increase in net assets resulting from share transactions	191,256,693	493,235,684
Total increase in net assets	23,930,776	236,799,735
Net Assets, beginning of period	1,606,047,024	1,369,247,289
Net Assets, end of period	$1,629,977,800	$1,606,047,024
*Transactions in capital shares:
Shares sold	27,050,000	46,750,000
Shares redeemed	(11,925,000)	(15,850,000)
Net increase	15,125,000	30,900,000

See Notes to Financial Statements

51

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	China Bond ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$153,623	$315,834
Net realized gain (loss)	230,865	(395,190)
Net change in unrealized appreciation (depreciation)	408,815	1,129,044
Net increase in net assets resulting from operations	793,303	1,049,688
Distributions to shareholders from:
Distributable earnings	(125,020)	(139,605)
Return of capital	—	(176,385)
Total distributions	(125,020)	(315,990)

Share transactions*:
Proceeds from sale of shares	4,728,931	—
Cost of shares redeemed	—	(4,383,302)
Net increase (decrease) in net assets resulting from share transactions	4,728,931	(4,383,302)
Total increase (decrease) in net assets	5,397,214	(3,649,604)
Net Assets, beginning of period	18,344,486	21,994,090
Net Assets, end of period	$23,741,700	$18,344,486
*Transactions in capital shares:
Shares sold	200,000	—
Shares redeemed	—	(200,000)
Net increase (decrease)	200,000	(200,000)

See Notes to Financial Statements

52

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CLO ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$33,259,515	$60,853,151
Net realized gain	225,658	863,902
Net change in unrealized appreciation (depreciation)	(1,742,547)	(1,756,759)
Net increase in net assets resulting from operations	31,742,626	59,960,294
Distributions to shareholders from:
Distributable earnings	(27,745,900)	(61,868,570)

Share transactions*:
Proceeds from sale of shares	158,666,709	739,475,963
Cost of shares redeemed	(52,506,437)	(204,748,242)
Net increase in net assets resulting from share transactions	106,160,272	534,727,721
Total increase in net assets	110,156,998	532,819,445
Net Assets, beginning of period	1,324,486,229	791,666,784
Net Assets, end of period	$1,434,643,227	$1,324,486,229
*Transactions in capital shares:
Shares sold	3,000,000	14,000,000
Shares redeemed	(1,000,000)	(3,900,000)
Net increase	2,000,000	10,100,000

See Notes to Financial Statements

53

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International High Yield Bond ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$1,344,035	$1,941,616
Net realized gain (loss)	143,621	(198,206)
Net change in unrealized appreciation (depreciation)	(873,415)	2,218,372
Net increase in net assets resulting from operations	614,241	3,961,782
Distributions to shareholders from:
Distributable earnings	(1,190,450)	2,039,590

Share transactions*:
Proceeds from sale of shares	6,605,230	28,017,187
Cost of shares redeemed	(10,907,878)	(4,240,867)
Net increase (decrease) in net assets resulting from share transactions	(4,302,648)	23,776,320
Total increase (decrease) in net assets	(4,878,857)	25,698,512
Net Assets, beginning of period	48,316,251	22,617,739
Net Assets, end of period	$43,437,394	$48,316,251
*Transactions in capital shares:
Shares sold	300,000	1,300,000
Shares redeemed	(500,000)	(200,000)
Net increase (decrease)	(200,000)	1,100,000

See Notes to Financial Statements

54

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$153,632,497	$209,894,660
Net realized loss	(13,659,780)	(74,509,894)
Net change in unrealized appreciation (depreciation)	(80,343,259)	399,701,100
Net increase in net assets resulting from operations	59,629,458	535,085,866
Distributions to shareholders from:
Distributable earnings	(125,966,322)	(144,597,007)
Return of capital	—	(63,717,700)
Total distributions	(125,966,322)	(208,314,707)

Share transactions*:
Proceeds from sale of shares	949,551,595	1,475,817,740
Cost of shares redeemed	(217,724,736)	(185,928,158)
Net increase in net assets resulting from share transactions	731,826,859	1,289,889,582
Total increase in net assets	665,489,995	1,616,660,741
Net Assets, beginning of period	4,207,214,001	2,590,553,260
Net Assets, end of period	$4,872,703,996	$4,207,214,001
*Transactions in capital shares:
Shares sold	36,100,000	59,300,000
Shares redeemed	(8,600,000)	(7,900,000)
Net increase	27,500,000	51,400,000

See Notes to Financial Statements

55

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Mortgage REIT Income ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$19,119,246	$32,436,835
Net realized loss	(7,415,649)	(15,808,775)
Net change in unrealized appreciation (depreciation)	(4,781,793)	19,906,335
Net increase in net assets resulting from operations	6,921,804	36,534,395
Distributions to shareholders from:
Distributable earnings	(13,748,475)	(31,969,592)
Return of capital	—	(9,106,273)
Total distributions	(13,748,475)	(41,075,865)

Share transactions*:
Proceeds from sale of shares	83,991,769	122,637,333
Cost of shares redeemed	(54,495,353)	(28,937,585)
Net increase in net assets resulting from share transactions	29,496,416	93,699,748
Total increase in net assets	22,669,745	89,158,278
Net Assets, beginning of period	377,137,382	287,979,104
Net Assets, end of period	$399,807,127	$377,137,382
*Transactions in capital shares:
Shares sold	7,950,000	11,400,000
Shares redeemed	(5,200,000)	(2,700,000)
Net increase	2,750,000	8,700,000

See Notes to Financial Statements

56

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Office and Commercial REIT ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$42,429	$47,812
Net realized gain	30,577	68,653
Net change in unrealized appreciation (depreciation)	369,781	(331,772)
Net increase (decrease) in net assets resulting from operations	442,787	(215,307)
Distributions to shareholders from:
Distributable earnings	(38,460)	(53,922)
Return of capital	—	(49,934)
Total distributions	(38,460)	(103,856)

Share transactions*:
Proceeds from sale of shares	2,144,251	2,050,001
Cost of shares redeemed	(1,056,357)	(2,047,087)
Net increase in net assets resulting from share transactions	1,087,894	2,914
Total increase (decrease) in net assets	1,492,221	(316,249)
Net Assets, beginning of period	1,834,072	2,150,321
Net Assets, end of period	$3,326,293	$1,834,072
*Transactions in capital shares:
Shares sold	60,000	50,000
Shares redeemed	(30,000)	(50,000)
Net increase	30,000	—

See Notes to Financial Statements

57

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Preferred Securities ex Financials ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$41,091,159	$124,620,779
Net realized gain	25,560,317	5,413,393
Net change in unrealized appreciation (depreciation)	(17,844,856)	31,520,429
Net increase in net assets resulting from operations	48,806,620	161,554,601
Distributions to shareholders from:
Distributable earnings	(46,959,925)	(130,217,130)

Share transactions*:
Proceeds from sale of shares	788,473,779	493,740,702
Cost of shares redeemed	(382,625,504)	(397,617,918)
Net increase in net assets resulting from share transactions	405,848,275	96,122,784
Total increase in net assets	407,694,972	127,460,255
Net Assets, beginning of period	2,028,512,079	1,901,051,826
Net Assets, end of period	$2,436,207,051	$2,028,512,081
*Transactions in capital shares:
Shares sold	43,350,000	28,050,000
Shares redeemed	(21,350,000)	(23,150,000)
Net increase	22,000,000	4,900,000

See Notes to Financial Statements

58

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AA-BB CLO ETF

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Period Ended December 31, 2024 (a)

Net asset value, beginning of period	$50.66		$50.61	$50.00
Net investment income (b)	1.48		3.41	0.95
Net realized and unrealized gain (loss) on investments	(0.43)		(0.02)	0.49
Total from investment operations	1.05		3.39	1.44
Distributions from:
Net investment income	(1.21)		(3.28)	(0.83)
Net realized capital gains	—		(0.06)	—
Total distributions	(1.21)		(3.34)	(0.83)
Net asset value, end of period	$50.50		$50.66	$50.61
Total return (c)	2.12%		6.92%	2.90%

Ratios to average net assets
Expenses	0.45	%(d)	0.45%	0.45	%(d)
Net investment income	5.92	%(d)	6.71%	6.93	%(d)
Supplemental data
Net assets, end of period (in millions)	$177		$152	$61
Portfolio turnover rate (e)	18%		47%	—%

(a)	For the period September 25, 2024 (commencement of operations) through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

59

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF

	Six Months			Period		Year Ended April 30,
	Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Ended December 31, 2024 (a)		2024	2023	2022	2021

Net asset value, beginning of period	$14.16		$16.59	$16.64		$14.54	$16.76	$16.76	$10.75
Net investment income (b)	0.56		1.43	1.39		1.84	1.63	1.44	1.43
Net realized and unrealized gain (loss) on investments	(1.56)		(2.19)	(0.08)		2.04	(2.18)	(0.06)	6.02
Total from investment operations	(1.00)		(0.76)	1.31		3.88	(0.55)	1.38	7.45
Distributions from:
Net investment income	(0.48)		(0.97)	(1.35)		(1.78)	(1.63)	(1.38)	(1.44)
Return of capital	—		(0.70)	(0.01)		— (c)	(0.04)	—	— (c)
Total distributions	(0.48)		(1.67)	(1.36)		(1.78)	(1.67)	(1.38)	(1.44)
Net asset value, end of period	$12.68		$14.16	$16.59		$16.64	$14.54	$16.76	$16.76
Total return (d)	(6.97)%		(4.62)%	8.11%		28.03%	(2.60)%	8.23%	73.81%

Ratios to average net assets
Gross expenses (e)(f)	0.41	%(g)	0.42%	0.42	%(g)	0.42%	0.42%	0.41%	0.46%
Net expenses (e)(f)	0.41	%(g)	0.42%	0.42	%(g)	0.42%	0.42%	0.41%	0.41%
Net expenses excluding interest (e)(f)	0.40	%(g)	0.40%	0.40	%(g)	0.40%	0.40%	0.40%	0.40%
Net investment income (e)	8.64	%(g)	9.11%	12.55	%(g)	11.60%	10.75%	8.34%	10.57%
Supplemental data
Net assets, end of period (in millions)	$1,630		$1,606	$1,369		$1,084	$577	$625	$412
Portfolio turnover rate (h)	21%		28%	17%		12%	28%	29%	26%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Periods after April 30, 2021 reflect a unitary management fee structure.
(g)	Annualized
(h)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

60

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Bond ETF

	Six Months			Period		Year Ended April 30,
	Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Ended December 31, 2024 (a)		2024	2023	2022	2021

Net asset value, beginning of period	$22.93		$21.99	$21.89		$22.86	$23.56	$24.07	$22.39
Net investment income(b)	0.18		0.38	0.29		0.51	0.57	0.66	0.73
Net realized and unrealized gain (loss) on investments	0.78		0.94	0.11		(0.79)	(0.76)	(0.40)	1.60
Total from investment operations	0.96		1.32	0.40		(0.28)	(0.19)	0.26	2.33
Distributions from:
Net investment income	(0.15)		(0.17)	—		—	— (c)	(0.76)	(0.65)
Return of capital	—		(0.21)	(0.30)		(0.69)	(0.51)	(0.01)	—
Total distributions	(0.15)		(0.38)	(0.30)		(0.69)	(0.51)	(0.77)	(0.65)
Net asset value, end of period	$23.74		$22.93	$21.99		$21.89	$22.86	$23.56	$24.07
Total return (d)	4.19%		6.04%	1.83%		(1.21)%	(0.80)%	1.02%	10.56%

Ratios to average net assets
Gross expenses	0.88	%(e)	0.91%	1.16	%(e)	0.79%	0.51%	0.52%	0.68%
Net expenses	0.50	%(e)	0.50%	0.50	%(e)	0.51%	0.51%	0.51%	0.50%
Net expenses excluding interest	0.50	%(e)	0.50%	0.50	%(e)	0.50%	0.50%	0.50%	0.50%
Net investment income	1.52	%(e)	1.68%	1.97	%(e)	2.31%	2.51%	2.69%	3.07%
Supplemental data
Net assets, end of period (in millions)	$24		$18	$22		$24	$43	$130	$104
Portfolio turnover rate (f)	33%		48%	72%		65%	10%	60%	17%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

61

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CLO ETF

	Six Months Ended June 30,					Period Ended December
	2026		Year Ended December 31,			31,
	(unaudited)		2025	2024	2023	2022 (a)

Net asset value, beginning of period	$52.77		$52.78	$52.19	$50.48	$50.00
Net investment income (b)	1.31		2.97	3.52	3.32	1.18
Net realized and unrealized gain (loss) on investments	(0.04)		(0.02)	0.61	1.32	0.43
Total from investment operations	1.27		2.95	4.13	4.64	1.61
Distributions from:
Net investment income	(1.10)		(2.93)	(3.42)	(2.93)	(1.13)
Net realized capital gains	—		(0.03)	(0.12)	—	—
Total distributions	(1.10)		(2.96)	(3.54)	(2.93)	(1.13)
Net asset value, end of period	$52.94		$52.77	$52.78	$52.19	$50.48
Total return (c)	2.43%		5.74%	8.13%	9.40%	3.26%

Ratios to average net assets
Expenses	0.36	%(d)	0.39%	0.40%	0.40%	0.40	%(d)
Net investment income	5.02	%(d)	5.61%	6.65%	6.38%	4.43	%(d)
Supplemental data
Net assets, end of period (in millions)	$1,435		$1,324	$792	$235	$25
Portfolio turnover rate (e)	17%		39%	68%	59%	15%

(a)	For the period June 22, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

62

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF

	Six Months			Period		Year Ended April 30,
	Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Ended December 31, 2024 (a)		2024	2023	2022	2021

Net asset value, beginning of period	$21.96		$20.56	$20.29		$20.02	$20.90	$25.71	$22.21
Net investment income (b)	0.60		1.16	0.75		1.06	0.96	1.02	1.13
Net realized and unrealized gain (loss) on investments	(0.32)		1.41	0.31		0.33	(0.85)	(4.78)	3.54
Total from investment operations	0.28		2.57	1.06		1.39	0.11	(3.76)	4.67
Distributions from:
Net investment income	(0.52)		(1.17)	(0.63)		(0.88)	(0.89)	(1.05)	(1.10)
Return of capital	—		—	(0.16)		(0.24)	(0.10)	—	(0.07)
Total distributions	(0.52)		(1.17)	(0.79)		(1.12)	(0.99)	(1.05)	(1.17)
Net asset value, end of period	$21.72		$21.96	$20.56		$20.29	$20.02	$20.90	$25.71
Total return (c)	1.31%		12.72%	5.23%		7.13%	0.78%	(15.07)%	21.30%

Ratios to average net assets
Gross expenses (d)	0.40	%(e)	0.40%	0.41	%(e)	0.40%	0.40%	0.40%	0.56%
Net expenses (d)	0.40	%(e)	0.40%	0.41	%(e)	0.40%	0.40%	0.40%	0.40%
Net expenses excluding interest (d)	0.40	%(e)	0.40%	0.40	%(e)	0.40%	0.40%	N/A %	N/A %
Net investment income	5.55	%(e)	5.33%	5.33	%(e)	5.27%	4.89%	4.21%	4.54%
Supplemental data
Net assets, end of period (in millions)	$43		$48	$23		$30	$66	$79	$100
Portfolio turnover rate (f)	13%		36%	19%		31%	22%	25%	33%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

63

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	J.P. Morgan EM Local Currency Bond ETF

	Six Months			Period		Year Ended April 30,
	Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Ended December 31, 2024 (a)		2024	2023	2022	2021

Net asset value, beginning of period	$25.81		$23.21	$23.87		$25.13	$25.33	$31.14	$29.36
Net investment income (b)	0.82		1.57	1.02		1.52	1.43	1.47	1.55
Net realized and unrealized gain (loss) on investments	(0.39)		2.56	(0.66)		(1.25)	(0.21)	(5.84)	1.78
Total from investment operations	0.43		4.13	0.36		0.27	1.22	(4.37)	3.33
Distributions from:
Net investment income	(0.66)		(1.06)	—		(0.60)	(0.18)	(0.77)	(0.01)
Return of capital	—		(0.47)	(1.02)		(0.93)	(1.24)	(0.67)	(1.54)
Total distributions	(0.66)		(1.53)	(1.02)		(1.53)	(1.42)	(1.44)	(1.55)
Net asset value, end of period	$25.58		$25.81	$23.21		$23.87	$25.13	$25.33	$31.14
Total return (c)	1.68%		18.21%	1.43%		1.03%	5.16%	(14.56)%	11.40%

Ratios to average net assets
Gross expenses	0.31	%(d)	0.31%	0.31	%(d)	0.31%	0.31%	0.32%	0.31%
Net expenses	0.30	%(d)	0.30%	0.30	%(d)	0.30%	0.30%	0.30%	0.30%
Net investment income	6.42	%(d)	6.30%	6.26	%(d)	6.10%	5.87%	5.00%	4.92%
Supplemental data
Net assets, end of period (in millions)	$4,873		$4,207	$2,591		$2,779	$3,224	$3,073	$3,380
Portfolio turnover rate (e)	13%		26%	25%		37%	29%	33%	40%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

64

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Mortgage REIT Income ETF

	Six Months			Period		Year Ended April 30,
	Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Ended December 31, 2024 (a)		2024	2023	2022	2021

Net asset value, beginning of period	$10.52		$10.61	$10.69		$11.01	$15.23	$19.45	$11.42
Net investment income (b)	0.51		1.10	0.80		1.17	1.21	0.76	0.86
Net realized and unrealized gain (loss) on investments	(0.31)		0.15	0.05		(0.22)	(3.82)	(3.44)	8.49
Total from investment operations	0.20		1.25	0.85		0.95	(2.61)	(2.68)	9.35
Distributions from:
Net investment income	(0.36)		(1.04)	(0.70)		(1.16)	(1.21)	(0.79)	(0.83)
Return of capital	—		(0.30)	(0.23)		(0.11)	(0.40)	(0.75)	(0.49)
Total distributions	(0.36)		(1.34)	(0.93)		(1.27)	(1.61)	(1.54)	(1.32)
Net asset value, end of period	$10.36		$10.52	$10.61		$10.69	$11.01	$15.23	$19.45
Total return (c)	2.02%		12.73%	7.88%		8.59%	(16.95)%	(14.74)%	85.71%

Ratios to average net assets
Gross expenses (d)	0.42	%(e)	0.43%	0.42	%(e)	0.43%	0.43%	0.41%	0.49%
Net expenses (d)	0.42	%(e)	0.43%	0.42	%(e)	0.43%	0.43%	0.41%	0.41%
Net expenses excluding interest (d)	0.40	%(e)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	9.82	%(e)	10.35%	10.44	%(e)	10.40%	9.30%	4.15%	5.55%
Supplemental data
Net assets, end of period (in millions)	$400		$377	$288		$256	$189	$211	$310
Portfolio turnover rate (f)	7%		20%	26%		16%	19%	12%	31%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

65

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Office and Commercial REIT ETF

	Six Months Ended June 30,				Period Ended December
	2026		Year Ended December 31,		31,
	(unaudited)		2025	2024	2023 (a)

Net asset value, beginning of period	$36.68		$43.01	$38.59	$35.14
Net investment income (b)	0.60		0.85	1.22	0.51
Net realized and unrealized gain (loss) on investments	4.94		(5.29)	4.83	3.61
Total from investment operations	5.54		(4.44)	6.05	4.12
Distributions from:
Net investment income	(0.64)		(0.98)	(0.85)	(0.58)
Net realized capital gains	—		—	(0.15)	(0.09)
Return of capital	—		(0.91)	(0.63)	—
Total distributions	(0.64)		(1.89)	(1.63)	(0.67)
Net asset value, end of period	$41.58		$36.68	$43.01	$38.59
Total return (c)	15.57%		(10.37)%	16.24%	11.70%

Ratios to average net assets
Expenses	0.50	%(d)	0.51%	0.52%	0.50	%(d)
Expenses excluding interest and taxes	0.50	%(d)	0.50%	0.50%	0.50	%(d)
Net investment income	3.32	%(d)	2.15%	3.07%	5.40	%(d)
Supplemental data
Net assets, end of period (in millions)	$3		$2	$2	$1
Portfolio turnover rate (e)	11%		13%	17%	1%

(a)	For the period September 20, 2023 (commencement of operations) through December 31, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

66

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Preferred Securities ex Financials ETF

	Six Months			Period		Year Ended April 30,
	Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Ended December 31, 2024 (a)		2024	2023	2022	2021

Net asset value, beginning of period	$17.63		$17.26	$17.01		$17.51	$19.15	$20.97	$18.23
Net investment income (b)	0.33		1.14	0.85		1.29	1.12	1.01	0.98
Net realized and unrealized gain (loss) on investments	0.20		0.42	0.43		(0.45)	(1.62)	(1.68)	2.72
Total from investment operations	0.53		1.56	1.28		0.84	(0.50)	(0.67)	3.70
Distributions from:
Net investment income	(0.38)		(1.19)	(1.03)		(1.34)	(1.14)	(1.13)	(0.96)
Return of capital	—		—	—		—	—	(0.02)	—
Total distributions	(0.38)		(1.19)	(1.03)		(1.34)	(1.14)	(1.15)	(0.96)
Net asset value, end of period	$17.78		$17.63	$17.26		$17.01	$17.51	$19.15	$20.97
Total return (c)	2.96%		9.44%	7.57%		5.04%	(2.50)%	(3.61)%	20.78%

Ratios to average net assets
Gross expenses (d)	0.40	%(e)	0.40%	0.40	%(e)	0.40%	0.41%	0.40%	0.43%
Net expenses (d)	0.40	%(e)	0.40%	0.40	%(e)	0.40%	0.41%	0.40%	0.40%
Net expenses excluding
interest (d)	0.40	%(e)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	3.67	%(e)	6.60%	7.14	%(e)	7.55%	6.28%	4.79%	4.79%
Supplemental data
Net assets, end of period (in millions)	$2,436		$2,029	$1,901		$1,588	$1,060	$1,002	$948
Portfolio turnover rate (f)	32%		31%	30%		27%	27%	37%	36%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

67

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)

Note 1—Fund Organization

VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each, a “Fund” and collectively, the “Funds”).

Fund	Diversification Classification

AA-BB CLO ETF (“AA-BB CLO”)	Non-Diversified
BDC Income ETF (“BDC Income”)	Diversified
China Bond ETF (“China Bond”)	Non-Diversified
CLO ETF	Non-Diversified
International High Yield Bond ETF (“International High Yield”)	Diversified
J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”)	Non-Diversified
Mortgage REIT Income ETF (“Mortgage REIT”)	Non-Diversified
Office and Commercial REIT ETF (“Office and Commercial REIT”)	Non-Diversified
Preferred Securities ex Financials ETF (“Preferred Securities”)	Non-Diversified

Each Fund’s investment objective, except for AA-BB CLO ETF and CLO ETF, is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

BDC Income	MVIS® US Business Development Companies Index
China Bond	FTSE Chinese Broad Bond 0-10 Years Diversified Select Index
International High Yield	ICE BofA Global ex-US Issuers High Yield Constrained Index
J.P. Morgan EM	J.P. Morgan GBI-EM Global Core Index
Mortgage REIT	MVIS® US Mortgage REITs Index
Office and Commercial REIT	MarketVector™ US Listed Office and Commercial REITs Index
Preferred Securities	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index

AA-BB CLO and CLO ETF are actively managed exchange-traded funds that seek capital preservation and current income by primarily investing in investment-grade debt tranches of collateralized loan obligations (“CLOs”). The China Bond, International High Yield, and J.P. Morgan EM funds expect to use a sampling approach in seeking to achieve their objectives. Sampling means that the Adviser uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Bond seeks to achieve its investment objective by primarily investing in RMB bonds through Bond Connect. BDC Income, Mortgage REIT, Office and Commercial REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index. BDC Income may invest in swaps and other types of derivative instruments that have investment exposure to BDCs, including swaps on the benchmark index and/or swaps on the components that comprise the benchmark index. BDC Income may also invest in exchange-traded notes.

Van Eck Associates Corp. (“VEAC”) serves as the investment adviser for the Funds, except for BDC Income. Van Eck Absolute Return Advisers Corporation (“VEARA”) serves as the investment adviser to BDC Income. VEAC and VEARA are collectively referred to as the “Adviser”. PineBridge Investments LLC (“PineBridge” or the “Sub-Adviser”) is a Sub-Adviser for AA-BB CLO and CLO ETF. On December 30, 2025, PineBridge was acquired by MetLife, Inc. (“MetLife”) and is now part of MetLife Investment Management, the institutional

68

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 1—Fund Organization (continued)

asset management business of MetLife. There have been no changes to the investment staff of PineBridge that provide services to the Funds, as well as to each Fund’s portfolio managers, investment philosophy or principal investment strategies and risks, in connection with the transaction.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

69

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Funds’ Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are declared and paid monthly by each fund (except BDC Income, Mortgage REIT, and Office and Commercial REIT which are declared and paid quarterly). Distributions of net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

D.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses

70

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

D.	Currency Translation (continued)

are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Schedules of Investments.

F.	Use of Derivative Instruments

The Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps

BDC Income enters into total return swaps in order to take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the Fund at June 30, 2026 is reflected in the Fund’s Schedule of Investments.

During the six months ended June 30, 2026, BDC Income held total return swap contracts for with average monthly notional amount of $562,690,340.

71

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

F.	Use of Derivative Instruments (continued)

At June 30, 2026, the BDC Income ETF held the following derivatives:

Equity Risk
BDC Income ETF
Asset Derivatives
Swap contracts[1]	$4,415,914

Liability Derivatives
Swap contracts[1]	$1,408,831

1	Consolidated Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the six months ended June 30, 2026 was as follows:

Equity Risk
BDC Income ETF
Realized loss:
Swap contracts[1]	$(57,899,129)
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	9,859,866

1	Statement of Operations location: Net realized gain (loss) on swap contracts
2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

G.	Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. The Fund may pledge cash and or securities as collateral for derivative instruments. In general, collateral received exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at June 30, 2026 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2026. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

72

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

G.	Offsetting Assets and Liabilities (continued)

	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets/(Liabilities) Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
BDC Income
Total return swap contracts UBS	$4,293,678	$—	$4,293,678	$—	$4,293,678
Bank of America	(1,408,831)	—	(1,408,831)	—	(1,408,831)
Bank of America	122,236	—	122,236	—	122,236

H.	Segment Reporting

The Funds’ Chief Financial Officer and the Funds’ Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

I.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the six months ended June 30, 2026 are as follows:

73

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Investment Management and Other Agreements (continued)

Fund	Management Fees
AA-BB CLO ETF	0.45%
BDC Income	0.40
CLO ETF	0.36
International High Yield	0.40
Mortgage REIT	0.40
Office and Commercial REIT ETF	0.50
Preferred Securities	0.40

For the Funds listed below, the management fee rates and expense limitations for the six months ended June 30, 2026 are as follows:

Fund	Management Fees	Expense Limitations
China Bond	0.40%	0.50%
J.P. Morgan EM	0.27	0.30

The Adviser has agreed, until at least May 1, 2027, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding their expense limitations.

Refer to the Statements of Operations for amounts assumed by the Adviser for the six months ended June 30, 2026.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions

As of June 30, 2026, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

74

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 5—Investments

For the six months ended June 30, 2026, purchases and sales of investments (excluding short-term investments, in-kind capital share transactions and U.S. government obligations) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments and U.S. government obligations) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
AA-BB CLO ETF	$61,237,407	$28,591,366	$—	$—
BDC Income	455,397,749	215,688,912	—	153,619,658
China Bond	11,325,698	6,531,123	—	—
CLO ETF	413,237,743	217,869,935	8,003,186	—
International High Yield	6,554,485	6,033,097	6,264,833	10,682,486
J.P. Morgan EM	1,037,980,700	615,354,163	407,736,325	122,800,287
Mortgage REIT	27,693,107	31,789,484	83,966,952	54,471,977
Office and Commercial REIT ETF	279,622	315,996	2,150,085	1,034,019
Preferred Securities	766,686,100	707,216,921	738,493,411	399,433,405

Note 6—Income Taxes

As of June 30, 2026, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AA-BB CLO ETF	$184,016,021	$226,268	$(1,738,189)	$(1,511,921)
BDC Income	2,092,608,240	7,380,068	(202,058,414)	(194,678,346)
China Bond	22,590,207	819,359	(68,444)	750,915
CLO ETF	1,533,141,962	2,058,403	(1,643,357)	415,046
International High Yield	43,453,616	952,455	(1,352,699)	(400,244)
J.P. Morgan EM	4,759,137,562	203,892,558	(209,443,407)	(5,550,849)
Mortgage REIT	431,428,573	17,169,541	(41,940,808)	(24,771,267)
Office and Commercial REIT ETF	3,386,946	217,332	(27,468)	189,864
Preferred Securities	2,499,413,761	102,349,507	(103,429,013)	(1,079,506)

The tax characteristic of current year distributions will be determined at the end of the current fiscal year.

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital. For the six months ended June 30, 2026, the net realized gains (losses) from foreign exchange rates on securities transactions were $212,669 for China Bond, $149,854 for International High Yield, and $(7,053,580) for J.P Morgan EM.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

75

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Income Taxes (continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the six months ended June 30, 2026 the Funds did not incur any interest or penalties.

Investments in China: China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”), Renminbi Qualified Foreign Institutional Investors (“RQFIIs”) and investors in the China Bond Connect Program.

On November 7, 2018, the People’s Republic of China (“PRC”) issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax (“VAT”) with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC Ministry of Finance and PRC State Taxation Administration (“STA”) jointly issued Caishui [2021] No. 34 (“Circular 34”) to formally extend the tax exemption period provided in Circular 108 to June 30, 2026. On January 15, 2026, STA [2026] No.5, extended the Corporate Income Tax (“CIT”) and VAT exemption treatment for the foreign institutions’ bond interest income derived from their investment into the domestic bond market of Mainland China from January 1, 2026 to December 31, 2027.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident pursuant to an RQFII license and investments through the China Bond Connect Program from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) and investment through the China Bond Connect Program are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to China Bond and J.P. Morgan EM and their shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, which is the former sub-adviser in this case, and begin collecting capital gains tax, China Bond could be subject to a tax liability via the former sub-adviser. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bond investments made through the Bond Connect Program, and begin collecting capital gains tax, China Bond and J.P. Morgan EM could be subject to a tax liability. The impact of any such tax liability on the return for China Bond and J.P. Morgan EM could be substantial.

Investments in India: India currently assesses a capital gains tax on shares sold on the exchange of 20% on short term capital gains and 12.5% on long term capital gains (plus applicable surcharge and cess). Existing Indian capital loss carryforwards may be utilized to offset capital gains realized on securities sold.

The Government of India has issued an ordinance introducing a complete exemption from Indian income tax for foreign portfolio investors (and the Bank for International Settlements) on income from government securities, effective April 1, 2026. Covered income includes: Interest income on government securities Capital gains (both short-term and long-term) on the transfer, sale, or redemption of government securities. Prior to this change, such income was generally taxable (e.g., interest at 20% and capital gains up to 30%, subject to treaty relief). The ordinance eliminates these taxes in full.

Note 7—Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges.

76

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—Principal Risks (continued)

Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters.

The Funds (except BDC Income, China Bond, Mortgage REIT, Office and Commercial REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

The AA-BB CLO and CLO ETF assets are concentrated in CLO securities, organized as trusts or other special purpose vehicles that are typically collateralized by a pool of loans which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may individually be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants. CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Funds are invested. The Funds invest primarily in investment grade-rated tranches of CLOs; however, the rating does not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/ equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Funds’ portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by a Fund and may adversely affect the value of a Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly traded companies. BDC Income may invest in total return swap agreements that provide economic exposure to the investment returns of underlying BDC companies. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security.

China Bond, International High Yield, and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities. Should the Chinese government impose restrictions on the ability of China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to

77

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—Principal Risks (continued)

satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Office and Commercial REIT invests in office and commercial real estate companies and is exposed to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Investment Trusts (“REITs”) are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. For tax purposes, this may require the Fund to account for the distribution that has been deferred or suspended, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates. Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee was adopted on May 1, 2021, for BDC Income, International High Yield, Mortgage REIT, and Preferred Securities. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through April 30, 2021.

For China Bond and J.P. Morgan EM, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. AA-BB CLO ETF, CLO ETF and Office and Commercial REIT ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

78

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Securities Lending

To generate additional income, the Funds may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral, net of rebates paid to the borrower. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed net of rebates and broker fees in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2026, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
BDC Income	$429,857,050	$304,172,154	$141,960,995	$446,133,149
International High Yield	624,933	649,930	–	649,930
J.P. Morgan EM	16,963,503	17,671,997	–	17,671,997
Mortgage REIT	111,512,218	20,189,671	94,226,323	114,415,994
Office and Commercial REIT ETF	465,482	278,060	205,037	483,097
Preferred Securities	121,937,143	67,893,839	56,785,034	124,678,873

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2026:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities	Government Obligations
BDC Income	$–	$304,172,154	$–
International High Yield	649,930	–	–
J.P. Morgan EM	–	–	17,671,997
Mortgage REIT	–	20,189,671	–
Office and Commercial REIT ETF	–	278,060	–
Preferred Securities	–	67,893,839	–

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available

79

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 10—Bank Line of Credit (continued)

balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2026, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	41	$15,544,638	4.99%
CLO ETF	4	15,094,887	4.99
International High Yield	1	139,913	4.99
J.P. Morgan EM	34	5,165,252	4.99
Mortgage REIT	52	5,726,557	4.99
Preferred Securities	22	823,722	4.99

Outstanding loan balances as of June 30, 2026, if any, are reflected in the Statements of Assets and Liabilities.

80

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

The officers receive no remuneration directly from the Funds. The Trustees receive no remuneration directly from the Funds with a unified fee arrangement. All other Funds pay remuneration directly to Trustees only. The information is included in the Statements of Operations, as applicable.

81

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 2-3, 2026 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck AA-BB CLO ETF, Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Bond ETF, ChiNext Innovators ETF, CLO ETF, Copper and Electrification Metals ETF (formerly, VanEck Copper and Green Metals ETF), Digital India ETF, Gold Miners ETF, India Growth Leaders ETF, Indonesia Index ETF, International High Yield Bond ETF, Israel ETF, J.P. Morgan EM Local Currency Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Mortgage REIT Income ETF, MSCI EAFE Analyst Sentiment ETF, MSCI EM Analyst Sentiment ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Refiners ETF, Oil Services ETF, Preferred Securities ex Financials ETF, Rare Earth and Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium and Nuclear ETF and Vietnam ETF, (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck BDC Income ETF and CMCI Commodity Strategy ETF and (iii) the sub-advisory agreements between VEAC and PineBridge Investments, LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreements”) with respect to the VanEck AA-BB CLO ETF and CLO ETF (together, the “CLO ETFs”). The VEAC Investment Management Agreements, the VEARA Investment Management Agreements and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2026. At that meeting, the Trustees discussed the information the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds (except for the VanEck MSCI EAFE Analyst Sentiment ETF, which had only recently commenced operations, and the VanEck MSCI EM Analyst Sentiment ETF, which had not commenced operations) and the Funds’ peer funds (certain other registered funds), information about the advisory and sub-advisory (with respect to the CLO ETFs) services provided to the Funds and the personnel providing those services and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and the Sub-Adviser and their respective affiliates as a result of the Advisers’ relationships with the Funds and the Sub-Adviser’s relationship with the CLO ETFs. The Trustees also received a summary of the process by which Broadridge constructed each Fund’s respective peer group, including any changes Broadridge made in response to management’s suggestions. In reviewing performance information for the Funds against their peer groups, the Trustees considered that (i) each Fund, except the VanEck Russia ETF and Russia Small-Cap ETF (together, the “Russia ETFs”) (which are in the process of being liquidated and no longer seeks to track an index) and the CLO ETFs (which are actively managed), is a passively managed fund that seeks to track a specific index and, as a result, has an investment objective that would generally differ from the funds in its designated peer group (to the extent those funds track a different index). Accordingly, each Fund’s (except the Russia ETFs and CLO ETFs) performance is expected to differ from its peers. The Trustees also considered the fact that the VanEck MSCI EAFE Analyst Sentiment ETF had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds, except for the CLO ETFs. The Trustees also considered VEAC’s efforts to address regulatory and operational challenges in managing the Russia ETFs during the Russia ETFs’ process of liquidating their assets and winding up their business.

82

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Advisers and Sub-Adviser at the Renewal Meeting and the Advisers at the May 5, 2026 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers and the Sub-Adviser (with respect to the CLO ETFs), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers and the Sub-Adviser (with respect to the CLO ETFs) provide under, the Agreements, including, where applicable, (i) with respect to the VanEck AA-BB CLO ETF, BDC Income ETF, CLO ETF, Copper and Electrification Metals ETF, Digital India ETF, International High Yield Bond ETF, Mortgage REIT Income ETF, MSCI EAFE Analyst Sentiment ETF, MSCI EM Analyst Sentiment ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Services ETF and Preferred Securities ex Financials ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of each Unitary Fund (excluding the fee payment under the applicable VEAC Investment Management Agreement or VEARA Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), (ii) with respect to all other Funds (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck CMCI Commodity Strategy ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (iii) VEAC’s undertaking to waive all of the Russia ETFs’ management fees while the Russia ETFs are in the process of liquidation. With respect to the Sub-Advisory Agreements, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as the investment sub-adviser (or sub-adviser) to other registered investment companies and accounts. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by VEAC and the advisory fees to be retained by VEAC under each Sub-Advisory Agreement. The Trustees also considered that, effective December 30, 2025, the Sub-Adviser was acquired by MetLife Investment Management, the institutional asset management business of MetLife, Inc., and considered management’s assessment that the transaction did not impact the composition of the investment management team or the services provided by the Sub-Adviser to the CLO ETFs.

The Trustees concluded that the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance (i.e., measured without regard to the impact of fees and expenses) of each Fund except for the CLO ETFs to the performance of the benchmark index that the Fund seeks to track, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees also considered information from VEAC and the Sub-Adviser regarding the performance of the CLO ETFs, each an actively managed exchange-traded fund, against their respective benchmark indices and certain other funds that invest in CLOs. The Trustees noted that the VanEck CLO ETF had outperformed its benchmark for the one-year period ended December 31, 2025 and the period since its inception on June 21, 2022 through December 31, 2025. The Trustees also noted that the VanEck AA-BB CLO ETF had slightly underperformed its benchmark for the one-year period ended December 31, 2025 and the period since its inception on September 24, 2024 through December 31, 2025.

The Trustees also considered information relating to the financial condition of the Advisers and the Sub-Adviser (with respect to the CLO ETFs) and the current status, as they understood it, of the Advisers’ and Sub-Adviser’s (with respect to the CLO ETFs) compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ management fees and total expense ratios to those of certain other registered funds. The Trustees noted

83

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

that the information provided showed that each Fund had management fees (after the effect of any applicable fee waiver, including, with respect to the Russia ETFs, VEAC’s waiver of all management fees payable by each of the Russia ETFs since March 22, 2022) below the average and median of its respective peer group of funds, except that each of the VanEck Low Carbon Energy ETF and MSCI EAFE Analyst Sentiment ETF had management fees below the average and equal to the median of its respective peer group of funds, each of the VanEck Africa Index ETF, Digital India ETF and Vietnam ETF had management fees (after the effect of any applicable fee waiver) above the average and below the median of its respective peer group of funds, each of the VanEck AA-BB CLO ETF, BDC Income ETF, CLO ETF, Gold Miners ETF, International High Yield Bond ETF and Junior Gold Miners ETF had management fees above the average and median of its respective peer group of funds, each of the VanEck Copper and Electrification Metals ETF and Oil Services ETF had management fees above the average and equal to the median of its respective peer group of funds and each of the VanEck Agribusiness ETF and Uranium and Nuclear ETF had management fees below the average and above the median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund had a total expense ratio (after the effect of any applicable fee waiver and/ or expense limitation) below the average and median of its respective peer group of funds, except that each of the VanEck AA-BB CLO ETF, Africa Index ETF, BDC Income ETF, China Bond ETF, CLO ETF, CMCI Commodity Strategy ETF, Gold Miners ETF, International High Yield Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Oil Refiners ETF, Russia ETF, Russia Small-Cap ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable fee waiver and/or expense limitation) above the average and median of its respective peer group of funds, each of the VanEck Digital India ETF, India Growth Leaders ETF, Indonesia Index ETF and Oil Services ETF had a total expense ratio (after the effect of any applicable fee waiver and/or expense limitation) above the average and below the median of its respective peer group of funds and the VanEck Copper and Electrification Metals ETF had a total expense ratio above the average and equal to the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/ or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees noted that the Russia ETFs are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Russia ETFs’ expense limitations. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the VEAC Investment Management Agreements and VEARA Investment Management Agreements, received by the Advisers from serving as advisers to the Funds and the fact that the Sub-Adviser had not identified any such economic benefits.

The Trustees also considered information provided by the Advisers and Sub-Adviser (with respect to the CLO ETFs) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and fee waiver and/or expense limitation, as applicable, and noted that the VEAC Investment Management Agreements, VEARA Investment Management Agreements and Sub-Advisory Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for each of the CLO ETFs are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers with respect to the Funds that were profitable to the

84

Advisers were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the cost of the services provided by VEAC or the profitability of the VanEck MSCI EAFE Analyst Sentiment ETF to VEAC, which had only recently commenced operations, or the VanEck MSCI EM Analyst Sentiment ETF to VEAC, which had not commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to each of the VanEck MSCI EAFE Analyst Sentiment ETF and VanEck MSCI EM Analyst Sentiment ETF by VEAC, although they concluded that the nature, quality and extent of the services to be provided by VEAC were appropriate based on the Trustees’ knowledge of VEAC and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2026 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of each of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

85

June 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

RSX	|	Russia ETF
RSXJ	|	Russia Small-Cap ETF

800.826.2333	vaneck.com

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Sberbank of Russia PJSC*∞	46,050,016	$0
VTB Bank PJSC*∞	13,375,470	0
		0
Consumer Discretionary Distribution & Retail: 0.0%
Ozon Holdings PLC (ADR)* †∞	8,707	0

Energy: 0.0%
Gazprom PJSC*∞	45,772,138	0
LUKOIL PJSC *∞	2,063,982	0
Novatek PJSC *∞	7,452,940	0
Rosneft Oil Co. PJSC *∞	16,922,345	0
Surgutneftegas PAO *∞	125,211,510	0
Surgutneftegas PAO (ADR) *∞	1,364,815	0
Tatneft PJSC (ADR)*∞	3,393,156	0
		0
Financial Services: 0.0%
Moscow Exchange MICEX-RTS PJSC*∞	17,946,312	0

Materials: 0.0%
Alrosa PJSC*∞	33,188,190	0
Evraz PLC *∞	266,000	0
GMK Norilskiy Nickel PAO *∞	52,917,800	0
GMK Norilskiy Nickel PAO (ADR) *∞	4	0
Novolipetsk Steel PJSC *∞	22,272,460	0
PhosAgro PJSC *∞	705,974	0
PhosAgro PJSC (GDR) *∞	13,644	0
Polyus PJSC (GDR) *∞	1,155,875	0
Raspadskaya PAO *∞	730,890	0
Severstal PAO (GDR)*∞	3,405,164	0
		0
Media & Entertainment: 0.0%
VK IPJSC (GDR)*∞	2,338,938	0

Telecommunication Services: 0.0%
Rostelecom PJSC*∞	13,944,591	0
	Number of Shares	Value
Utilities: 0.0%
Inter RAO UES PJSC*∞	482,502,010	$0
Irkutsk Electronetwork Co. JSC*∞	7,410,870	0
		0
Total Common Stocks (Cost: $1,403,242,108)		0

PREFERRED SECURITIES: 0.0% (Cost: $46,034,628)
Energy: 0.0%
Transneft PJSC ∞*	2,097,200	0

MONEY MARKET FUND: 100.8% (Cost: $32,967,885)
State Street Institutional Treasury Plus - Premier Class 3.74%(a)	32,967,885	32,967,885

Total Investments Before Collateral for Securities Loaned: 100.8% (Cost: $1,482,244,621)		32,967,885

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5% (Cost: $150,632)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	150,632	150,632
Total Investments: 101.3% (Cost: $1,482,395,253)		33,118,517
Liabilities in excess of other assets: (1.3)%		(418,362)
NET ASSETS: 100.0%		$32,700,155

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is 0.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

3

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$—	$0	$0
Preferred Securities *	—	—	0	0
Money Market Funds	33,118,517	—	—	33,118,517
Total Investments	$33,118,517	$—	$0	$33,118,517

*	See Schedule of Investments for industry sectors.

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2026. Transfers in/out of levels are assessed at the beginning of the year (See Note 3):

Common Stocks
Balance as of December 31, 2025	$0
Net Realized Gain (Loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2026	$0
Preferred Securities
Balance as of December 31, 2025	$0
Net Realized Gain (Loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2026	$0

See Notes to Financial Statements

4

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Credit Bank of Moscow PJSC*∞	21,005,200	$0

Consumer Discretionary Distribution & Retail: 0.0%
M.Video PJSC*∞	110,194	0

Consumer Staples Distribution & Retail: 0.0%
Lenta International Co. PJSC (GDR)*∞	263,199	0

Energy: 0.0%
Sovcomflot PJSC*∞	989,960	0

Financial Services: 0.0%
SFI PJSC*∞	2,663	0

Food, Beverage & Tobacco: 0.0%
NovaBev Group PJSC*∞	89,880	0

Materials: 0.0%
Mechel PJSC*∞	438,883	0
Raspadskaya PAO *∞	703,205	0
Segezha Group PJSC 144A*∞	8,945,900	0
		0
Real Estate Management & Development: 0.0%
Etalon Group PLC (GDR)*∞	394,873	0
Gruppa Kompanii Samolyot PAO *∞	16,988	0
LSR Group PJSC*∞	103,574	0
		0
Telecommunication Services: 0.0%
Sistema AFK PAO*∞	6,612,640	0
	Number of Shares	Value
Transportation: 0.0%
Aeroflot PJSC*∞	1,885,382	$0
Globaltrans Investment PLC (GDR) *∞	182,773	0
Novorossiysk Commercial Sea Port PJSC*∞	8,972,400	0
		0
Utilities: 0.0%
Mosenergo PJSC*∞	19,492,800	0
OGK-2 PJSC *∞	51,450,600	0
TGC-1 PJSC *∞	1,701,100,000	0
Unipro PAO*∞	24,734,000	0
		0
Total Common Stocks (Cost: $20,767,966)		0

PREFERRED SECURITIES: 0.0% (Cost: $341,612)
Utilities: 0.0%
Rosseti Lenenergo PJSC *∞	171,506	0

MONEY MARKET FUND: 110.0% (Cost: $380,714)
State Street Institutional Treasury Plus - Premier Class 3.74%(a)	380,714	380,714

Total Investments: 110.0% (Cost: $21,490,292)		380,714
Liabilities in excess of other assets: (10.0)%		(34,677)
NET ASSETS: 100.0%		$346,037

Definitions:

GDR	Global Depositary Receipt

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $0, or 0.0% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$—	$0	$0
Preferred Securities *	—	—	0	0
Money Market Fund	380,714	—	—	380,714
Total Investments	$380,714	$—	$0	$380,714

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

5

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2026. Transfers in/out of levels are assessed at the beginning of the year (See Note 3):

Common Stocks
Balance as of December 31, 2025	$0
Net Realized Gain (Loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2026	$0
Preferred Securities
Balance as of December 31, 2025	$0
Net Realized Gain (Loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2026	$0

See Notes to Financial Statements

6

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

	Russia ETF		Russia Small-Cap ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$32,967,885		$380,714
Short-term investments held as collateral for securities loaned (3)	150,632		—
Foreign currency, at value (4)	674		621
Receivables:
Due from Adviser	—		8,905
Dividends and interest	96,940		1,130
Prepaid expenses	—		—
Other assets	17,864		378
Total assets	33,233,995		391,748

Liabilities:
Payables:
Collateral for securities loaned	150,632		—
Due to Adviser	100,000	*	—
Deferred Trustee fees	265,308		5,046
Accrued expenses	17,900		40,665
Total liabilities	533,840		45,711
NET ASSETS	$32,700,155		$346,037
Shares outstanding	95,900,000		883,318
Net asset value, per share	$0.34		$0.39

Net Assets consist of:
Aggregate paid-in capital	$3,460,323,422		$41,603,873
Total distributable loss	(3,427,623,267)		(41,257,836)
NET ASSETS	$32,700,155		$346,037
(1) Includes Investment in securities on loan, at market value	$—		$—
(2) Cost of investments - Unaffiliated issuers	$1,482,244,621		$21,490,292
(3) Cost of short-term investments held as collateral for securities loaned	$150,632		$—
(4) Cost of cash denominated in foreign currency	$612		$612

*Refer to Note 4

See Notes to Financial Statements

7

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Income:
Dividends	$584,155	$6,802
Securities lending income - net	421	—
Total income	584,576	6,802

Expenses:
Professional fees	23,980	25,666
Custody and accounting fees	5,018	3,651
Reports to shareholders	26,031	5,811
Trustees’ fees and expenses	591	57
Insurance	775	476
Other	184	80
Total expenses	56,579	35,741
Expenses assumed by the Adviser	—	(34,601)
Net expenses	56,579	1,140
Net investment income	527,997	5,662

Net realized gain (loss) on:
Investments	30	—
Net realized gain	30	—

Net change in unrealized appreciation (depreciation) on:
Investments	—	—
Foreign currency translations and foreign denominated assets and liabilities	(10)	(8)
Net change in unrealized appreciation (depreciation)	(10)	(8)
Net increase in net assets resulting from operations	$528,017	$5,654

See Notes to Financial Statements

8

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Russia ETF			Russia Small-Cap ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025		Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$527,997	$1,135,114		$5,662	$726,562
Net realized gain (loss)	30	480		—	(1,603,111)
Net change in unrealized appreciation (depreciation)	(10)	48		(8)	1,603,154
Net increase in net assets resulting from operations	528,017	1,135,642		5,654	726,605

Distributions to shareholders from:
Distributable earnings	—	(1,141,210	)*	—	(725,027)

Total increase (decrease) in net assets	528,017	(5,568)		5,654	1,578
Net Assets, beginning of period	32,172,138	32,177,706		340,383	338,805
Net Assets, end of period	$32,700,155	$32,172,138		$346,037	$340,383

*	Refer to Note 1 for distribution information.

There were no share transactions for the six months ended June 30, 2026 and year ended December 31, 2025, respectively (See Note 5).

See Notes to Financial Statements

9

VANECK ETF TRUST

STATEMENTS OF CASH FLOWS

For the Six Months Ended June 30, 2026 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$528,017	$5,654
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Net purchases of short term investments	(555,221)	(4,331)
(Increase) decrease in assets:
Dividends and interest receivable	(13,726)	1,459
Due from Adviser	—	(1,363)
Prepaid expenses	775	478
Other assets	(1,724)	39
Increase (decrease) in liabilities:
Due to Adviser	100,000	—
Accrued expenses	(60,212)	(1,781)
Deferred trustee fees	2,082	16
Interest	—	(178)
Net cash used for operating activities	(9)	(8)

Cash Flows from Financing Activities
Net cash provided by financing activities	—	—

Cash Balance
Net change in cash	(9)	(8)
Cash at beginning of period	683	629
Cash at end of period	$674	$621

See Notes to Financial Statements

10

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025		2024		2023		2022		2021

Net asset value, beginning of period	$0.34		$0.34		$0.34		$0.37		$26.75		$23.82
Net investment income (a)	0.01		0.01		0.03		0.02		0.05		1.39
Net realized and unrealized gain (loss) on investments	(0.01)		—		0.91		0.66		(26.43)		3.06
Total from investment operations	—		0.01		0.94		0.68		(26.38)		4.45
Distributions from:
Net investment income	—		(0.01)		(0.03)		(0.02)		—		(1.52)
Return of capital	—		—		(0.91)		(0.69)		—		—
Total distributions	—		(0.01)		(0.94)		(0.71)		—		(1.52)
Net asset value, end of period	$0.34		$0.34		$0.34		$0.34		$0.37		$26.75
Total return (b)	1.64%		3.64%		421.94	%(c)	296.65	%(c)	(98.62)%		18.74%

Ratios to average net assets
Expenses (d)	0.35	%(e)	0.72	%(f)	0.32%		0.47%		0.60	%(f)	0.56%
Expenses excluding interest, a portion of depositary receipt fees and taxes (d) (g)	0.35	%(e)	0.72	%(f)	0.31%		0.41%		0.59	%(f)	0.56%
Net investment income	3.28	%(e)	3.47%		4.72%		4.55%		1.67%		4.99%
Supplemental data
Net assets, end of period (in millions)	$33		$32		$32		$32		$35		$1,376
Portfolio turnover rate (h)	—%		—%		—%		—%		4%		20%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at zero. See Note 2 - Plan of Liquidation for more information.
(d)	Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(e)	Annualized
(f)	During the period the Fund incurred significant expenses outside of its expense cap.
(g)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.10% of average daily net assets.
(h)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

11

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia Small-Cap ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$0.39		$0.38		$0.38		$0.44	$32.97		$36.22
Net investment income (loss) (a)	0.01		0.82	(b)	0.04		0.02	(0.09)		1.12
Net realized and unrealized gain (loss) on investments	(0.01)		0.01		2.16		—	(32.44)		(2.29)
Total from investment operations	—		0.83		2.20		0.02	(32.53)		(1.17)
Distributions from:
Net investment income	—		(0.82)		(0.04)		(0.02)	—		(2.00)
Return of capital	—		—		(2.16)		(0.06)	—		(0.08)
Total distributions	—		(0.82)		(2.20)		(0.08)	—		(2.08)
Net asset value, end of period	$0.39		$0.39		$0.38		$0.38	$0.44		$32.97
Total return (c)	1.66%		215.15%		580.57	%(d)	5.73%	(98.66)%		(3.29)%

Ratios to average net assets
Gross expenses (e)	21.00	%(f)	8.88	%(g)	12.02%		24.81%	5.34	%(g)	1.08%
Net expenses (e)	0.67	%(f)	0.72	%(g)	0.72%		0.74%	4.50	%(g)	0.75%
Net expenses excluding interest, a portion of depositary receipt fees and taxes (e) (h)	0.67	%(f)	0.67	%(g)	0.67%		0.67%	4.49	%(g)	0.75%
Net investment income (loss)	3.33	%(f)	152.67	%(b)	4.80%		5.30%	(1.77)%		3.01%
Supplemental data
Net assets, end of period (in millions)	$—	(i)	$—	(i)	$—	(i)	$— (i)	$—	(i)	$24
Portfolio turnover rate (j)	—%		—%		—%		—%	68%		47%

(a)	Calculated based upon average shares outstanding
(b)	During the year the Fund received a special dividend.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at zero. See Note 2 - Plan of Liquidation for more information.
(e)	Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(f)	Annualized
(g)	During the period the Fund incurred significant expenses outside of its expense cap.
(h)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.08% of average daily net assets.
(i)	Amount is less than $500,000.
(j)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

12

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)

Note 1— Fund Organization

VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”). Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

Fund	Diversification Classification

Russia ETF	Non-Diversified
Russia Small-Cap ETF	Non-Diversified

Prior to the Funds’ plan of liquidation (See Note 2), the Funds sought to replicate as closely as possible, before fees and expenses, the price and yield performance of their index. Effective July 31, 2023, the MVIS Russia Index and the MVIS Russia Small-Cap Index were decommissioned.

The Russia ETF declared a distribution of $0.0119 per share on December 22, 2025, to shareholders of record as of December 22, 2025. The distribution was paid to Depository Trust & Clearing Corporation (DTCC) to be distributed to shareholders on December 26, 2025. However, this distribution is currently being held by DTCC pending the issuance of a license from the Office of Foreign Assets Control under applicable sanctions regulations relating to Russia authorizing DTCC to release the distribution held and to forward the distribution held to the shareholders of the Russia ETF. Shareholders should consult their tax advisers with regard to the U.S. federal income tax consequences of the unpaid distribution.

The Russia ETF has qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). However, due to the restrictions on the Russia ETF’s ability to pay distributions, the Russia ETF will be unable, unless the restrictions are lifted, to pay the required distributions of its investment company taxable income and realized capital gains, if any. Regulated investment companies are required to annually distribute at least 90% of their investment company taxable income. Unless these restrictions are lifted, the Russia ETF will be unable to meet this requirement and will no longer be qualified as a regulated investment company after certain deadlines have passed. The loss of qualification is likely to result in income tax liability for the Russia ETF and result in economic loss for the shareholders of the Russia ETF.

In January 2026, State Street Bank and Trust Company, which serves as custodian and provides transfer agency and fund accounting services to the Russia ETF, indicated that, due to certain restrictions imposed by the Office of Foreign Assets Control, State Street Bank and Trust Company and its affiliates will no longer process any financial transactions, including distributions for the Russia ETF. The Russia ETF will therefore have no operational mechanism to conduct transactions, pay expenses, or effect distributions to shareholders. As outlined above, regulated investment companies are required to annually distribute at least 90% of their investment company taxable income. Without the ability to have its financial transactions processed, if the Russia ETF earned investment company taxable income for a particular taxable year, the Russia ETF would be unable to meet this annual distribution requirement and would no longer be qualified as a regulated investment company after certain deadlines have passed. The loss of qualification would likely result in income tax liability for the Russia ETF and result in economic loss for the shareholders of the Russia ETF.

Note 2— Plan of Liquidation

Russia’s large-scale invasion of Ukraine and the geo-political events that followed have significantly adversely impacted the Funds’ operations since March 2022. The governments of the United States and many other countries imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced significant declines.

13

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2— Plan of Liquidation (continued)

The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. It remains uncertain how long this will persist.

As a result, the fair value of Russian securities held by the Funds were valued near or at zero since shortly after the invasion and have rendered virtually all of the Funds’ investments in equity securities, including depositary receipts, illiquid.

On September 29, 2022, the Board of Trustees of the Trust (the Trustees”) unanimously voted to approve a Plan of Liquidation and Termination of the Funds, contingent on receiving any necessary relief from the SEC. On December 28, 2022, the SEC granted exemptive relief to each Fund permitting them to suspend the right of redemption with respect to shares of each Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Funds complete the liquidation of their portfolios and distribute all of their assets to remaining shareholders. Furthermore, because the Funds have been delisted by Cboe BZX Exchange, Inc. in connection with the liquidation of the Funds, the Funds are no longer exchange-traded funds and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, the Funds will be terminated.

The Funds will not engage in any business or investment activities except for the purposes of winding up their affairs. It is expected that the liquidation of the Funds will take an extended period of time, if circumstances involving Russian securities markets do not improve.

While certain Russian securities held by the Funds have declared dividends, there is no assurance these dividends can be collected by the Funds. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2026.

The Funds may be terminated at any time on a date determined by the Board, even if the Russian securities and depositary receipts have not been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any additional liquidating distributions relating to the Russian securities and depositary receipts. The distribution to shareholders of sale proceeds of Russian securities and depositary receipts, if any, will be reduced by expenses related to the sale.

In connection with the Plan of Liquidation, the Funds shall bear the expenses incurred in connection with carrying out liquidation, including, but not limited to, printing and legal expenses, audit and tax services fees, and the expenses of reports to shareholders. All such expenses will be considered extraordinary expenses for purposes of any expense limitation in effect with respect to the Fund.

Refer to the Liquidation FAQ posted on the Funds’ webpages for additional information.

Note 3— Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted

14

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3— Significant Accounting Policies (continued)

A.	Security Valuation (continued)

quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Funds’ Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The holdings of the Funds at June 30, 2026 are generally restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments at $0 as represented in the Schedule of Investments and deeming all these holdings as Level 3 in the fair value hierarchy.

15

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3— Significant Accounting Policies (continued)

A.	Security Valuation (continued)

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. However, as outlined in the Fund Organization (Note 1), due to the restrictions on the Russia ETF’s ability to pay distributions, the Russia ETF will be unable, unless the restrictions are lifted, to pay the required distributions of its investment company taxable income and realized capital gains, if any, in accordance with the Russia ETF’s policy.

C.	Distributions to Shareholders

In accordance with the Plan of Liquidation and Termination, the Funds may make a series of liquidating distributions at various times. Additionally, until termination, each of the Funds may declare taxable distributions of income (if any) and/or net capital gains, (if any after reduction for capital loss carryforwards) to continue to satisfy the Federal income and excise tax distribution requirements for regulated investment companies. See Note 1 for distribution information.

D.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities, are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

Any currency denominated in Rubles cannot be repatriated and such currency was valued at $0 as of June 30, 2026.

E.	Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as

16

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3— Significant Accounting Policies (continued)

F.	Offsetting Assets and Liabilities (continued)

collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2026 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral, if any, is disclosed in Note 10 (Securities Lending).

G.	Segment Reporting

The Chief Financial Officer and the Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. In accordance with the Plan of Liquidation, the Funds will not engage in any business or investment activities except for the purposes of winding up their affairs. Therefore, the CODM has determined that segment reporting is not applicable.

H.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 4— Investment Management and Other Agreements

Prior to March 11, 2022, the Adviser received a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. Effective March 11, 2022, the Adviser has implemented a waiver of the Funds’ management fee, which will continue to be in effect while the Funds liquidate. The Adviser may eliminate such management fee waiver in its sole discretion at any time. In addition, the Adviser has temporarily agreed to waive and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, depositary receipt fees, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The management fee rates and expense limitations for the six months ended June 30, 2026, are as follows:

Fund	Management Fees*	Expense Limitations
Russia ETF	0.50%	0.62%
Russia Small-Cap ETF	0.50	0.67

*	Fee rates reflected are those in effect before voluntary waivers.

Refer to the Statements of Operations for the amounts assumed by the Adviser for the six months ended June 30, 2026.

In connection with the Plan of Liquidation (Note 2), the Funds shall bear the expenses incurred in connection with carrying out liquidation, including, but not limited to, printing and legal expenses, audit and tax services fees, and the expenses of reports to shareholders. All such expenses will be considered extraordinary expenses for purposes of any expense limitation in effect with respect to the Fund.

17

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 4— Investment Management and Other Agreements (continued)

Due to the restrictions on Russia ETF (described in Note 1), the Adviser is advancing all expenses for Russia ETF. The Adviser will be reimbursed for such payments when restrictions are lifted. Refer to the Statement of Assets and Liabilities for amounts paid as of June 30, 2026 included in Due to Adviser.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 5— Capital Share Transactions

As of June 30, 2026, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Since March 2, 2022, VanEck Russia Small-Cap ETF had temporarily suspended new creations of its shares and since March 3, 2022, VanEck Russia ETF had temporarily suspended new creations of its shares. Such suspensions became permanent on December 28, 2022, when the Plan of Liquidation and Termination of the Funds became effective.

Note 6— Investments

For the six months ended June 30, 2026, there were no purchases and sales of investments (excluding short-term investments). One position held by RSXJ was written off due to bankruptcy by the issuer and cancellation of shares. The Fund received no proceeds.

Note 7— Income Taxes

As of June 30, 2026, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russia ETF	$1,484,032,892	$–	$(1,450,914,375)	$(1,450,914,375)
Russia Small-Cap ETF	22,041,657	–	(21,660,943)	(21,660,943)

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes, if any, on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or penalties.

As outlined in the Fund Organization (Note 1), due to the restrictions on the Russia ETF’s ability to pay distributions, the Russia ETF will be unable, unless the restrictions are lifted, to pay the required distributions of its investment company taxable income and realized capital gains, if any. Regulated investment companies are required to annually distribute at least 90% of their investment company taxable income. Unless these restrictions are lifted, the Russia ETF will be unable to meet this requirement and will no longer be qualified as a regulated investment company after certain deadlines have passed. The loss of qualification is likely to

18

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7— Income Taxes (continued)

result in income tax liability for the Russia ETF and result in economic loss for the shareholders of the Russia ETF.

Note 8— Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds own securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Funds invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States.

As a result of the current conditions related to Russian securities and Russian markets as outlined in the Plan of Liquidation (Note 2), the Funds are unable to dispose of the Russian securities in their portfolios, with limited exceptions, and the Funds’ portfolios have become illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Funds, and the Funds may be unable to transact at advantageous times or prices. Russia recently took actions that impact the custody of equity securities of Russian issuers and may be detrimental to a Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to a Fund. Furthermore, State Street Bank and Trust Company, which serves as custodian and provides transfer agency and fund accounting services to the Russia ETF, indicated that, due to certain restrictions imposed by the Office of Foreign Assets Control, State Street Bank and Trust Company and its affiliates will no longer process any financial transactions, including distributions for the Russia ETF. The Russia ETF will therefore have no operational mechanism to conduct transactions, pay expenses, or effect distributions to shareholders.

In addition, as outlined in the Fund Organization (Note 1), due to the restrictions on the Russia ETF’s ability to pay distributions, the Russia ETF will be unable, unless the restrictions are lifted, to pay the required distributions of its investment company taxable income and realized capital gains, if any. Regulated investment companies are required to annually distribute at least 90% of their investment company taxable income. Unless these restrictions are lifted, the Russia ETF will be unable to meet this requirement and will no longer be qualified as a regulated investment company after certain deadlines have passed. The loss of qualification is likely to result in income tax liability for the Russia ETF and result in economic loss for the shareholders of the Russia ETF.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 9— Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

19

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 10— Securities Lending

To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed net of rebates and broker fees in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2026, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Russia ETF	$–	$150,632	$–	$150,632

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2026:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Russia ETF	$150,632

*	Remaining contractual maturity: overnight and continuous
20

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

The officers receive no remuneration directly from the Funds. The Funds pay remuneration directly to Trustees only. The information is included in the Statements of Operations, as applicable.

21

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 2-3, 2026 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck AA-BB CLO ETF, Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Bond ETF, ChiNext Innovators ETF, CLO ETF, Copper and Electrification Metals ETF (formerly, VanEck Copper and Green Metals ETF), Digital India ETF, Gold Miners ETF, India Growth Leaders ETF, Indonesia Index ETF, International High Yield Bond ETF, Israel ETF, J.P. Morgan EM Local Currency Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Mortgage REIT Income ETF, MSCI EAFE Analyst Sentiment ETF, MSCI EM Analyst Sentiment ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Refiners ETF, Oil Services ETF, Preferred Securities ex Financials ETF, Rare Earth and Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium and Nuclear ETF and Vietnam ETF, (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck BDC Income ETF and CMCI Commodity Strategy ETF and (iii) the sub-advisory agreements between VEAC and PineBridge Investments, LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreements”) with respect to the VanEck AA-BB CLO ETF and CLO ETF (together, the “CLO ETFs”). The VEAC Investment Management Agreements, the VEARA Investment Management Agreements and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2026. At that meeting, the Trustees discussed the information the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds (except for the VanEck MSCI EAFE Analyst Sentiment ETF, which had only recently commenced operations, and the VanEck MSCI EM Analyst Sentiment ETF, which had not commenced operations) and the Funds’ peer funds (certain other registered funds), information about the advisory and sub-advisory (with respect to the CLO ETFs) services provided to the Funds and the personnel providing those services and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and the Sub-Adviser and their respective affiliates as a result of the Advisers’ relationships with the Funds and the Sub-Adviser’s relationship with the CLO ETFs. The Trustees also received a summary of the process by which Broadridge constructed each Fund’s respective peer group, including any changes Broadridge made in response to management’s suggestions. In reviewing performance information for the Funds against their peer groups, the Trustees considered that (i) each Fund, except the VanEck Russia ETF and Russia Small-Cap ETF (together, the “Russia ETFs”) (which are in the process of being liquidated and no longer seeks to track an index) and the CLO ETFs (which are actively managed), is a passively managed fund that seeks to track a specific index and, as a result, has an investment objective that would generally differ from the funds in its designated peer group (to the extent those funds track a different index). Accordingly, each Fund’s (except the Russia ETFs and CLO ETFs) performance is expected to differ from its peers. The Trustees also considered the fact that the VanEck MSCI EAFE Analyst Sentiment ETF had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds, except for the CLO ETFs. The Trustees also considered VEAC’s efforts to address regulatory and operational challenges in managing the Russia ETFs during the Russia ETFs’ process of liquidating their assets and winding up their business.

22

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Advisers and Sub-Adviser at the Renewal Meeting and the Advisers at the May 5, 2026 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers and the Sub-Adviser (with respect to the CLO ETFs), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers and the Sub-Adviser (with respect to the CLO ETFs) provide under, the Agreements, including, where applicable, (i) with respect to the VanEck AA-BB CLO ETF, BDC Income ETF, CLO ETF, Copper and Electrification Metals ETF, Digital India ETF, International High Yield Bond ETF, Mortgage REIT Income ETF, MSCI EAFE Analyst Sentiment ETF, MSCI EM Analyst Sentiment ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Services ETF and Preferred Securities ex Financials ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of each Unitary Fund (excluding the fee payment under the applicable VEAC Investment Management Agreement or VEARA Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), (ii) with respect to all other Funds (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck CMCI Commodity Strategy ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (iii) VEAC’s undertaking to waive all of the Russia ETFs’ management fees while the Russia ETFs are in the process of liquidation. With respect to the Sub-Advisory Agreements, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as the investment sub-adviser (or sub-adviser) to other registered investment companies and accounts. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by VEAC and the advisory fees to be retained by VEAC under each Sub-Advisory Agreement. The Trustees also considered that, effective December 30, 2025, the Sub-Adviser was acquired by MetLife Investment Management, the institutional asset management business of MetLife, Inc., and considered management’s assessment that the transaction did not impact the composition of the investment management team or the services provided by the Sub-Adviser to the CLO ETFs.

The Trustees concluded that the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance (i.e., measured without regard to the impact of fees and expenses) of each Fund except for the CLO ETFs to the performance of the benchmark index that the Fund seeks to track, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees also considered information from VEAC and the Sub-Adviser regarding the performance of the CLO ETFs, each an actively managed exchange-traded fund, against their respective benchmark indices and certain other funds that invest in CLOs. The Trustees noted that the VanEck CLO ETF had outperformed its benchmark for the one-year period ended December 31, 2025 and the period since its inception on June 21, 2022 through December 31, 2025. The Trustees also noted that the VanEck AA-BB CLO ETF had slightly underperformed its benchmark for the one-year period ended December 31, 2025 and the period since its inception on September 24, 2024 through December 31, 2025.

The Trustees also considered information relating to the financial condition of the Advisers and the Sub-Adviser (with respect to the CLO ETFs) and the current status, as they understood it, of the Advisers’ and Sub-Adviser’s (with respect to the CLO ETFs) compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ management fees and total expense ratios to those of certain other registered funds. The Trustees noted that the information provided showed that each Fund had management fees (after the effect of any applicable fee waiver, including, with respect to the Russia ETFs, VEAC’s waiver of all management fees

23

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

payable by each of the Russia ETFs since March 22, 2022) below the average and median of its respective peer group of funds, except that each of the VanEck Low Carbon Energy ETF and MSCI EAFE Analyst Sentiment ETF had management fees below the average and equal to the median of its respective peer group of funds, each of the VanEck Africa Index ETF, Digital India ETF and Vietnam ETF had management fees (after the effect of any applicable fee waiver) above the average and below the median of its respective peer group of funds, each of the VanEck AA-BB CLO ETF, BDC Income ETF, CLO ETF, Gold Miners ETF, International High Yield Bond ETF and Junior Gold Miners ETF had management fees above the average and median of its respective peer group of funds, each of the VanEck Copper and Electrification Metals ETF and Oil Services ETF had management fees above the average and equal to the median of its respective peer group of funds and each of the VanEck Agribusiness ETF and Uranium and Nuclear ETF had management fees below the average and above the median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund had a total expense ratio (after the effect of any applicable fee waiver and/ or expense limitation) below the average and median of its respective peer group of funds, except that each of the VanEck AA-BB CLO ETF, Africa Index ETF, BDC Income ETF, China Bond ETF, CLO ETF, CMCI Commodity Strategy ETF, Gold Miners ETF, International High Yield Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Oil Refiners ETF, Russia ETF, Russia Small-Cap ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable fee waiver and/or expense limitation) above the average and median of its respective peer group of funds, each of the VanEck Digital India ETF, India Growth Leaders ETF, Indonesia Index ETF and Oil Services ETF had a total expense ratio (after the effect of any applicable fee waiver and/or expense limitation) above the average and below the median of its respective peer group of funds and the VanEck Copper and Electrification Metals ETF had a total expense ratio above the average and equal to the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/ or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees noted that the Russia ETFs are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Russia ETFs’ expense limitations. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the VEAC Investment Management Agreements and VEARA Investment Management Agreements, received by the Advisers from serving as advisers to the Funds and the fact that the Sub-Adviser had not identified any such economic benefits.

The Trustees also considered information provided by the Advisers and Sub-Adviser (with respect to the CLO ETFs) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and fee waiver and/or expense limitation, as applicable, and noted that the VEAC Investment Management Agreements, VEARA Investment Management Agreements and Sub-Advisory Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for each of the CLO ETFs are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers with respect to the Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Funds.

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The Trustees did not consider historical information about the cost of the services provided by VEAC or the profitability of the VanEck MSCI EAFE Analyst Sentiment ETF to VEAC, which had only recently commenced operations, or the VanEck MSCI EM Analyst Sentiment ETF to VEAC, which had not commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to each of the VanEck MSCI EAFE Analyst Sentiment ETF and VanEck MSCI EM Analyst Sentiment ETF by VEAC, although they concluded that the nature, quality and extent of the services to be provided by VEAC were appropriate based on the Trustees’ knowledge of VEAC and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2026 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of each of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

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Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Principal Financial Officer

Date September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Principal Executive Officer

Date September 4, 2026

By (Signature and Title)	/s/ John J. Crimmins, Principal Financial Officer

Date September 4, 2026